Prospectus

Minnesota Life Insurance Company
Minnesota Life Variable Life Account

Variable Adjustable Life Insurance Policy

     This prospectus describes a Variable Adjustable Life Insurance Policy issued by Minnesota Life Insurance Company ("Minnesota Life"). It provides life insurance protection for the life of the insured so long as scheduled premiums are paid. Under some plans of insurance, the face amount of insurance may decrease or terminate during the life of the insured.

     The Policy may be adjusted, within described limits, as to face amount, premium amount and the plan of insurance.

     Variable Adjustable Life policy values may be invested in our separate account called the Minnesota Life Variable Life Account ("Variable Life Account"). Policy values may also be invested in a general account option. The actual cash value of all Policies will vary with the investment experience of these options.

The Variable Life Account invests in the following Fund portfolios:

(ADVANTUS(TM) SERIES FUND, INC. LOGO)
Advantus Series Fund, Inc.
- Bond Portfolio
- Index 400 Mid-Cap Portfolio
- Index 500 Portfolio
- International Bond Portfolio
- Money Market Portfolio
- Mortgage Securities Portfolio
- Real Estate Securities Portfolio

(AIM FUNDS(SM) LOGO)
AIM Variable Insurance Fund
- AIM V.I. Aggressive Growth Fund -- Series II Shares
- AIM V.I. Balanced Fund -- Series II Shares
- AIM V.I. Dent Demographic Trends Fund -- Series II Shares
- AIM V.I. Premier Equity Fund -- Series II Shares

(AMERICAN CENTURY(R) LOGO)
American Century Variable Portfolios, Inc.
- VP Income & Growth Fund -- Class II Shares
- VP Ultra(R) Fund -- Class II Shares
- VP Value Fund -- Class II Shares

(CREDIT SUISSE ASSET MANAGEMENT LOGO)
Credit Suisse Trust
- Global Post-Venture Capital Portfolio

(FIDELITY INVESTMENTS(R) LOGO)
Fidelity Variable Insurance Products Funds
- Contrafund(R) Portfolio -- Service Class 2 Shares
- Equity-Income Portfolio -- Service Class 2 Shares
- Mid Cap Portfolio -- Service Class 2 Shares

(FRANKLIN TEMPLETON INVESTMENTS LOGO)
Franklin Templeton Variable Insurance Products Trust
- Franklin Large Cap Growth Securities Fund -- Class 2 Shares
- Franklin Small Cap Fund -- Class 2 Shares
- Mutual Shares Securities Fund -- Class 2 Shares
- Templeton Developing Markets Securities Fund -- Class 2 Shares
- Templeton Global Asset Allocation Fund -- Class 2 Shares (formerly Templeton Asset Strategy Fund)

(JANUS LOGO)
Janus Aspen Series
- Balanced Portfolio -- Service Shares
- Capital Appreciation Portfolio -- Service Shares
- International Growth Portfolio -- Service Shares

(MFS(R) INVESTMENT MANAGEMENT WE INVENTED THE MUTUAL FUND(R) LOGO) MFS(R) Variable Insurance Trust(sm)
- Investors Growth Stock Series -- Service Shares
- Mid Cap Growth Series -- Service Shares
- New Discovery Series -- Service Shares
- Value Series -- Service Shares

(OPPENHEIMER FUNDS(R) THE RIGHT WAY TO INVEST LOGO)
Oppenheimer Variable Account Funds
- Capital Appreciation Fund -- Service Shares
- High Income Fund -- Service Shares
Panorama Series Fund, Inc.
- International Growth Fund -- Service Shares

(PUTNAM INVESTMENTS LOGO)
Putnam Variable Trust
- Putnam VT Growth and Income Fund -- Class IB Shares
- Putnam VT International Equity Fund -- Class IB Shares
- Putnam VT New Opportunities Fund -- Class IB Shares
- Putnam VT New Value Fund -- Class IB Shares
- Putnam VT Voyager Fund -- Class IB Shares

(W&R LOGO)
W&R Target Funds, Inc.
- W&R Asset Strategy Portfolio
- W&R Balanced Portfolio
- W&R Core Equity Portfolio
- W&R Growth Portfolio
- W&R International Portfolio
- W&R International II Portfolio
- W&R Micro Cap Growth Portfolio
- W&R Science and Technology Portfolio
- W&R Small Cap Growth Portfolio
- W&R Small Cap Value Portfolio
- W&R Value Portfolio

    THIS PROSPECTUS MUST BE ACCOMPANIED BY THE CURRENT PROSPECTUSES OF THE FUND PORTFOLIOS SHOWN ABOVE. THIS PROSPECTUS SHOULD BE READ CAREFULLY AND RETAINED FOR FUTURE REFERENCE.

    THE POLICIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SEC. NEITHER THE SEC NOR ANY STATE HAS DETERMINED WHETHER THIS PROSPECTUS IS TRUTHFUL OR COMPLETE. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

    (MINNESOTA LIFE LOGO)
    400 Robert Street North - St. Paul, Minnesota 55101-2098
    Ph 651/665-3500 - http:/www.minnesotamutual.com

    DATED: APRIL 30, 2004

         TABLE OF CONTENTS

                    SUMMARY OF BENEFITS AND RISKS                                                          1
                    GENERAL DESCRIPTIONS                                                                   6
                              Minnesota Life Insurance Company                                             6
                              Variable Life Account                                                        7
                              The Funds                                                                    8
                              Additions, Deletions or Substitutions                                       11
                              The Guaranteed Principal Account                                            11
                    DETAILED INFORMATION ABOUT THE VARIABLE ADJUSTABLE LIFE INSURANCE POLICY              13
                              Adjustable Life Insurance                                                   13
                              Policy Adjustments                                                          15
                              Applications and Policy Issue                                               20
                              Policy Premiums                                                             21
                              Policy Values                                                               25
                              Death Benefit Options                                                       28
                              Policy Loans                                                                30
                              Surrender                                                                   32
                              Free Look                                                                   32
                              Conversion                                                                  33
                              Policy Charges                                                              33
                              Other Policy Provisions                                                     37
                              Additional Benefits                                                         39
                    OTHER MATTERS                                                                         40
                              Federal Tax Status                                                          40
                              Voting Rights                                                               44
                              Distribution of Policies                                                    44
                              Legal Proceedings                                                           45
                              Registration Statement                                                      45
                    SPECIAL TERMS                                                                         46
                    APPENDIX A -- EXAMPLE OF SALES LOAD COMPUTATION                                       47
                    STATEMENT OF ADDITIONAL INFORMATION                                                   48

                 (This page has been left blank intentionally.)

SUMMARY OF BENEFITS AND RISKS

The following summary is designed to answer certain general questions concerning the Policy and to give you a brief overview of the more significant features. The summary is not comprehensive and you should review the information contained elsewhere in this prospectus. This prospectus describes two versions of the Variable Adjustable Life ("VAL") Insurance Policy, VAL '87 and VAL '95. In states where the policy forms were approved, VAL '87 was issued prior to May 1, 1995 and VAL '95 after that date. As the policy owner, you can exercise all the rights under the Policy, including the right to change the owner and the beneficiary and the right to make Policy adjustments. A variable adjustable life insurance policy is intended for the use of persons who wish to combine both life insurance and the accumulation of cash values; it is not suitable as a short-term investment vehicle.

WHAT ARE SOME OF THE BENEFITS OF THE POLICY?

The Policy described in this prospectus combines a guaranteed death benefit, flexible administrative procedures, and significant and useful market sensitive investment features.

WHAT IS THE GUARANTEED DEATH BENEFIT?

We guarantee that the face amount of insurance shown on the policy specification page will be paid on the death of the insured as long as there is no policy indebtedness and all scheduled premiums have been paid. Some policies have a scheduled decrease in the guaranteed face amount at the end of the initial policy protection period. In this case, the time and amount of the decrease are also shown on the policy specification page. The importance of the guarantee is that adverse investment performance may never reduce your life insurance protection below the guaranteed amount. (See "Adjustable Life Insurance" on page 13.)

WHAT MAKES THE POLICY "ADJUSTABLE"?

The Policy is called "Adjustable" because it allows you the flexibility to tailor your Policy to your needs at issue and thereafter to change or adjust your Policy as your insurance needs change. The three components in designing your Policy are the level of premiums you wish to pay, the level of death benefit protection you need and the appropriate plan of insurance for you. You may choose any two of the three components -- premium, face amount and plan -- and we will calculate the third component. Within very broad limits, including those designed to assure that the Policy qualifies as life insurance for tax purposes, you may choose any level of premium or death benefit that you wish. Some limitations do apply to policy adjustments. (See "Policy Adjustments" on page 15.)

Whole life insurance plans provide life insurance in an amount at least equal to the initial face amount at the death of the insured whenever that occurs. Whole life plans may be suitable for individuals who wish to ensure lifetime coverage, without any scheduled reduction in face amount, by the payment of relatively higher premiums and, in certain cases, for a lesser period of time, or who wish to accumulate substantial cash values by utilizing the investment features of the Policy. Protection insurance plans provide life insurance in an amount at least equal to the initial face amount for a specified period. A protection plan requires the lowest initial level of premiums and offers the most insurance protection with the lowest investment element. The protection plan may be a suitable starting point for young policy owners who have not reached their peak earning years but who have substantial life insurance needs. For any given face amount of insurance, you may select a plan that falls anywhere between the minimum protection plan and the maximum whole life plan. The higher the premium you pay, the greater will be your cash value accumulation at any given time and therefore, for whole life plans, the shorter the period during which you need to pay premiums before your Policy becomes paid-up.

WHAT MAKES THE POLICY "VARIABLE"?

The Policy is called "Variable" because unlike traditional whole life and universal life contracts which provide for accumulations of contract values at fixed rates determined by the insurance company, the value in the Policy may be invested in a separate account of ours called the Minnesota Life Variable Life Account. The sub-accounts of the separate account are invested in corresponding Portfolios of the Funds. Your policy values invested in these sub-accounts will fluctuate with the performance of the sub-accounts and will reflect market rates of return. (See "Variable Life Account" on page 7 and "The Funds" on page 8.)

Those seeking the traditional insurance protections of a guaranteed cash value may allocate premiums to the guaranteed principal account, which is a general account option with a guaranteed accumulation at a fixed rate of interest. With the guaranteed principal account, you do not bear the risk that adverse investment performance will depreciate the account value. (See "The Guaranteed Principal Account" on page 11.)

WHAT DEATH BENEFIT OPTIONS ARE OFFERED UNDER THE POLICY?

The Policy provides two death benefit options: the Cash Option and the Protection Option. Your choice will depend on which option best fits your need.

The Cash Option provides a fixed death benefit equal to the guaranteed face amount. Favorable nonguaranteed elements, including investment returns, will be reflected in increased actual cash values which will, on whole life plans, shorten the premium paying period. Only if and when the policy value exceeds the net single premium, as defined on page 46, for the then current face amount will the death benefit vary.

The Protection Option provides a variable death benefit from the issue date as well as variable actual cash value. Favorable nonguaranteed elements, including investment returns, will be reflected both in increased life insurance coverage and increased cash value accumulations, although any increases in actual cash values under the Protection Option will not be as great as under the Cash Option. (See "Death Benefit Options" on page 28.)

DO YOU HAVE ACCESS TO YOUR POLICY VALUES?

Yes. You may transfer policy values among the available investment options, make a partial surrender of the actual cash values, or surrender the Policy. (See "Transfers" on page 27 and "Surrender" on page 32.) You may also borrow up to 90 percent of your policy value as a policy loan. (See "Policy Loans" on page 30.) Some of these transactions may have significant tax consequences. (See "Federal Tax Status" on page 40.)

WHAT ARE SOME OF THE RISKS OF THE POLICY?

There is an investment risk. A variable adjustable life insurance policy is intended for those who wish to combine both life insurance and the accumulation of cash values; it is not suitable as a short-term investment vehicle. The values in the sub-accounts have no guaranteed minimum account value. The claims-paying ability of Minnesota Life as measured by independent rating agencies does not provide any guarantees of the investment performance of the Variable Life Account. Therefore, you bear the risk that adverse investment performance may depreciate your investment in the Policy. Additional information concerning investment objectives and policies of the Portfolios (including a comprehensive discussion of the risks of each Portfolio) may be found in the current prospectuses for each Fund which accompany this prospectus. You should carefully review each Fund prospectus before purchasing the policy. (See "Policy Values" on page 25.)

There is a risk that a Policy will lapse. Lapse will occur if a scheduled premium is not paid, or if there is no actual cash value when there is a policy loan. Policy loans may increase the risk that the Policy will lapse. If a Policy with a substantial loan lapses, there may be significant negative tax consequences. Policy loans may also have a negative impact on the cash value, and may reduce the death benefit. (See "Policy Premiums" on page 21.)

You may make a partial surrender of the actual cash value. A partial surrender may be subject to a transaction charge equal to the lesser of $25 or 2 percent of the amount of the partial surrender. In addition, a partial surrender may have significant tax consequences. (See "Federal Tax Status" on page 40.)

There is risk that the Policy may not qualify as life insurance for federal tax purposes. We believe that a Policy issued on the basis of a standard premium class should so qualify. However, it is not clear whether a Policy issued on a sub-standard basis would qualify. Failure to qualify would mean that the death proceeds would be included in the beneficiary's gross income for federal income tax purposes, and that cash values are not constructively received until they are actually received.

There is also a risk that a Policy qualifying as life insurance will be treated as a modified endowment contract ("MEC"). A MEC is treated as life insurance with respect to the tax treatment of death proceeds and the tax-free inside build-up of yearly cash value increases. However, any amounts you receive, such as dividends, cash withdrawals, loans or amounts received from partial or total surrender of the Policy are includable in gross income on an income-first basis. With certain exceptions, the tax treatment includes a 10 percent additional income tax imposed on the portion of any distribution that is included in income. (See "Federal Tax Status" on page 40.)

SUMMARY FEE TABLES

The following tables describe the fees and expenses that you will pay when buying, owning and surrendering the Policy.

TRANSACTION FEES

This table describes the fees and expense that you will pay at the time that you buy the Policy, surrender the Policy, adjust the Policy or make transfers between the investment options.

           CHARGE                WHEN CHARGE IS DEDUCTED          AMOUNT DEDUCTED

First Year Sales Load(1)      Upon first year premium        Maximum of 23 percent of
                              payment and for the first      first year premium(3)
                              year after a premium
                              increase(2)

Sales Load(1)                 Upon premium payment           Maximum of 7 percent of
                                                             premiums in all years(4)

Underwriting Charge           Upon first year premium        Maximum of $5 per $1,000
                              payment and for the first      of face amount(3)
                              year after a premium
                              increase(2)

Premium Tax Charge            Upon premium payment           2.5 percent of premium(5)

Face Amount Guarantee Charge  Upon premium payment           1.5 percent of premium(4)

Policy Adjustment             At policy adjustment for       $25
Transaction Charge(6)         changes in premium, face
                              amount or plan of insurance

           CHARGE                WHEN CHARGE IS DEDUCTED          AMOUNT DEDUCTED
Partial Surrender             At partial surrender           The lesser of $25 or 2
Transaction Charge                                           percent of partial
                                                             surrender amount

Transfer Transaction Charge   At transfer of cash values     $10(7)

Sub-standard Risk Charge      Upon premium payment           Maximum of $260 and
(VAL '95)                                                    minimum of $0.08 per
                                                             $1,000 of face amount
                                                             The charge for a
                                                             representative male
                                                             nonsmoker age 40 would be
                                                             $3 per $1,000 of face
                                                             amount(8)

Exchange Administrative       At issue of an internal        $150
Charge                        exchange

(1) Sales load is the maximum sales charge imposed on a premium.

(2) First year premium is base premium payable in the first 12 months of the contract, or the increase in base premium paid in the 12 months following a premium increase.

(3) The charge only applies to base premium up to that which provides level premium and face amount for life.

(4) Applies to base premiums. This charge does not apply to premiums for additional agreements. This charge currently does not apply to non-repeating premiums (see "Special Terms" on page 46).

(5) Applies to base premiums and non-repeating premiums.

(6) See "Policy Adjustments" on page 15.

(7) Only applies to non-systematic transfers in excess of 12 per year.

(8) (i) The charge varies by the age and underwriting class of the insured as well as the face amount and premium level of the policy. (ii) The sub-standard risk charges shown in the table may not be representative of the charges for a particular insured. (iii) More information regarding these charges for a specific insured are available upon request to us.

        PERIODIC CHARGES OTHER THAN INVESTMENT OPTION OPERATING EXPENSES

The next table describes the fees and expenses that you will pay periodically during the time that you own the Policy, not including fees and expenses of the variable investment options.

           CHARGE                WHEN CHARGE IS DEDUCTED          AMOUNT DEDUCTED
Cost of Insurance Charge      Monthly                        Maximum of $83.33 and
                                                             minimum of $0.01 per
                                                             $1,000 of net amount at
                                                             risk(1)

                                                             The charge for a
                                                             representative male
                                                             nonsmoker standard risk
                                                             age 45 would be $0.10 per
                                                             $1,000 of net amount at
                                                             risk(1)

           CHARGE                WHEN CHARGE IS DEDUCTED          AMOUNT DEDUCTED
Administration Charge         Monthly                        $5

Mortality and Expense Risk    Daily                          0.50 percent of average
Charge                                                       daily net assets of
                                                             Variable Life Account

Sub-standard Risk Charge      Monthly                        Maximum of $22 and minimum
(VAL '87)                                                    of $0.01 per $1,000 of
                                                             face amount

                                                             The charge for a
                                                             representative male
                                                             nonsmoker age 40 would be
                                                             $0.25 per $1,000 of face
                                                             amount(1)

Loan Interest Charge          Annually and upon policy       Loan interest accrues
                              adjustment                     daily at 8 percent of loan
                                                             amount(2)

Additional Agreements:
  a) Waiver of Premium        Upon premium payment             a) Maximum of $11.24 and
     Agreement                                                    minimum of $0.12 per
                                                                  $1,000 of face amount
                                                                  annually

                                                                  The charge for a
                                                                  representative male
                                                                  nonsmoker age 40
                                                                  would be $0.94 per
                                                                  $1,000 of face amount
                                                                  annually(3)

  b) Policy Enhancement       Annually                         b) $8 annually
     Agreement

  c) Face Amount Increase     Upon premium payment             c) Maximum of $2.29 and
     Agreement                                                    minimum of $0.65 per
                                                                  $1,000 of agreement
                                                                  coverage annually

                                                                  The charge for a
                                                                  representative male
                                                                  age 22 would be $1.53
                                                                  per $1,000 of
                                                                  agreement coverage
                                                                  annually(4)

  d) Survivorship Life        Upon premium payment             d) Maximum of $35.04 and
     Agreement                                                    minimum of $0.20 per
                                                                  $1,000 of agreement
                                                                  coverage annually

                                                                  The charge for
                                                                  representative male
                                                                  and female both
                                                                  nonsmokers age 40
                                                                  would be $0.28 per
                                                                  $1,000 of agreement
                                                                  coverage annually(5)

e) Family Term Agreement      Upon premium payment             e) $5 per $1,000 of
                                                                  agreement coverage
                                                                  annually

(1) Net amount at risk is defined as death benefit minus policy value. (i) These charges vary by the age and underwriting class of the insured as well as the duration, face amount and premium level of the Policy. (ii) The cost of insurance or sub-standard risk charges shown in the table may not be representative of the charges for a particular insured. (iii) More information regarding these charges for a specific insured are available upon request to us.

(2) See "Policy Loan Interest" on page 30.

(3) The charge varies by the age and underwriting class of the insured. These charges may not be representative of the charges for a particular insured. More information regarding these charges for a specific insured are available upon request to us.

(4) The charge varies by the age of the insured. These charges may not be representative of the charges for a particular insured. More information regarding these charges for a specific insured are available upon request to us.

(5) The charge varies by the ages and underwriting classes of the applicants. These charges may not be representative of the charges for a particular insured. More information regarding these charges for a specific insured are available upon request to us.

                  TOTAL ANNUAL OPERATING EXPENSES OF THE FUNDS

This table describes the total annual operating expenses associated with the Funds that you will pay while you own the Policy. The table shows the minimum and maximum expenses (as a percentage of Fund assets) charged by any of the Funds. More detail concerning a particular Fund and its portfolios' fees and expenses is contained in the prospectus for that Fund.

                           CHARGE                             MINIMUM    MAXIMUM
Total Fees and Expenses(1)                                       0.45%      1.80%

(1) The total fees and expenses include the investment management fee, distribution (12b-1) fee and other expenses for the Funds.

GENERAL DESCRIPTIONS

MINNESOTA LIFE INSURANCE COMPANY

We are Minnesota Life Insurance Company ("Minnesota Life"), a life insurance company organized under the laws of Minnesota. Minnesota Life was formerly known as The Minnesota Mutual Life Insurance Company ("Minnesota Mutual"), a mutual life insurance company organized in 1880 under the laws of Minnesota. Effective October 1, 1998, The Minnesota Mutual Life Insurance Company reorganized by forming a mutual insurance holding company named "Minnesota Mutual Companies, Inc." The Minnesota Mutual Life Insurance Company continued its corporate existence following conversion to a Minnesota stock life insurance company named "Minnesota Life Insurance Company" ("Minnesota Life"). All of the shares of the voting stock of Minnesota Life are owned by a second tier intermediate stock holding company named "Securian Financial Group, Inc.", which in turn is a wholly-owned subsidiary of a first tier intermediate stock holding company named "Securian Holding Company", which in turn is a wholly-owned subsidiary of the ultimate parent, Minnesota Mutual Companies, Inc.

Our home office is at 400 Robert Street North, St. Paul, Minnesota 55101-2098, telephone: (651) 665-3500. We are licensed to conduct life insurance business in all states of the United States (except New York where we are an authorized reinsurer), the District of Columbia, Canada, Puerto Rico and Guam.

VARIABLE LIFE ACCOUNT

A separate account, called the Minnesota Life Variable Life Account, was established on October 21, 1985, by our Board of Trustees in accordance with certain provisions of the Minnesota insurance law. The separate account is registered as a "unit investment trust" with the Securities and Exchange Commission ("SEC") under the Investment Company Act of 1940 ("1940 Act"). Registration under the Act does not signify that the SEC supervises the management, or the investment practices or policies, of the Variable Life Account. The separate account meets the definition of a "separate account" under the federal securities laws.

We are the legal owner of the assets in the Variable Life Account. The obligations to policy owners and beneficiaries arising under the Policies are general corporate obligations of Minnesota Life and thus our general assets back the Policies. The Minnesota law under which the Variable Life Account was established provides that the assets of the Variable Life Account shall not be chargeable with liabilities arising out of any other business which we may conduct, but shall be held and applied exclusively to the benefit of the holders of those variable life insurance policies for which the separate account was established. The investment performance of the Variable Life Account is entirely independent of both the investment performance of our general account and of any other separate account which we may have established or may later establish.

The Variable Life Account currently has forty-nine sub-accounts to which you may allocate premiums. Each sub-account invests in shares of a corresponding Portfolio of the Funds.

THE FUNDS

Below is a list of the Portfolios and their investment adviser or sub-adviser. Prospectuses for the Funds must accompany this Prospectus. You should carefully read these Prospectuses before investing in the Policy.

                                                           INVESTMENT                           INVESTMENT
               FUND/PORTFOLIO                                ADVISER                            SUB-ADVISER
               --------------                              ----------                           -----------
 ADVANTUS SERIES FUND, INC.:
 Bond Portfolio                                 Advantus Capital Management, Inc.
 Index 400 Mid-Cap Portfolio                    Advantus Capital Management, Inc.
 Index 500 Portfolio                            Advantus Capital Management, Inc.
 International Bond Portfolio                   Advantus Capital Management, Inc.    Julius Baer Investment Management
                                                                                     Inc.
 Money Market Portfolio                         Advantus Capital Management, Inc.
 Mortgage Securities Portfolio                  Advantus Capital Management, Inc.
 Real Estate Securities Portfolio               Advantus Capital Management, Inc.
 AIM VARIABLE INSURANCE FUND:
 AIM V.I. Aggressive Growth Fund - Series II    A I M Advisors, Inc.
   Shares
 AIM V.I. Balanced Fund - Series II Shares      A I M Advisors, Inc.
 AIM V.I. Dent Demographic Trends Fund -        A I M Advisors, Inc.                 H.S. Dent Advisors, Inc.
   Series II Shares
 AIM V.I. Premier Equity Fund - Series II       A I M Advisors, Inc.
   Shares
 AMERICAN CENTURY VARIABLE PORTFOLIOS, INC.:
 VP Income & Growth Fund - Class II Shares      American Century Investment
                                                Management, Inc.
 VP Ultra(R) Fund - Class II Shares             American Century Investment
                                                Management, Inc.
 VP Value Fund - Class II Shares                American Century Investment
                                                Management, Inc.
 CREDIT SUISSE TRUST:
 Global Post-Venture Capital Portfolio          Credit Suisse Asset Management,
                                                LLC
 FIDELITY VARIABLE INSURANCE PRODUCTS FUNDS:
 Contrafund(R) Portfolio - Service Class 2      Fidelity Management & Research       FMR Co., Inc., Fidelity
   Shares                                                                            Management & Research (U.K.)
                                                                                     Inc., Fidelity Management &
                                                                                     Research (Far East) Inc. and
                                                                                     Fidelity Investments Japan
                                                                                     Limited
 Equity-Income Portfolio - Service Class 2      Fidelity Management & Research       FMR Co., Inc.
   Shares
 Mid Cap Portfolio - Service Class 2 Shares     Fidelity Management & Research       FMR Co., Inc., Fidelity
                                                                                     Management & Research (U.K.)
                                                                                     Inc., Fidelity Management &
                                                                                     Research (Far East) Inc. and
                                                                                     Fidelity Investments Japan
                                                                                     Limited

                                                           INVESTMENT                           INVESTMENT
               FUND/PORTFOLIO                                ADVISER                            SUB-ADVISER
               --------------                              ----------                           -----------
 FRANKLIN TEMPLETON VARIABLE INSURANCE
   PRODUCTS TRUST:
 Franklin Large Cap Growth Securities Fund -    Franklin Advisers, Inc.
   Class 2 Shares
 Franklin Small Cap Fund - Class 2 Shares       Franklin Advisers, Inc.
 Mutual Shares Securities Fund - Class 2        Franklin Mutual Advisers, LLC
   Shares
 Templeton Developing Markets Securities        Templeton Asset Management Ltd.
   Fund - Class 2 Shares
 Templeton Global Asset Allocation Fund -       Templeton Investment Counsel, LLC
   Class 2 Shares
 JANUS ASPEN SERIES:
 Balanced Portfolio - Service Shares            Janus Capital
 Capital Appreciation Portfolio - Service       Janus Capital
   Shares
 International Growth Portfolio - Service       Janus Capital
   Shares
 MFS(R) VARIABLE INSURANCE TRUST(SM):
 Investors Growth Stock Series - Service        Massachusetts Financial Services
   Shares                                       Company
 Mid Cap Growth Series - Service Shares         Massachusetts Financial Services
                                                Company
 New Discovery Series - Service Shares          Massachusetts Financial Services
                                                Company
 Value Series - Service Shares                  Massachusetts Financial Services
                                                Company
 OPPENHEIMER VARIABLE ACCOUNT FUNDS:
 Capital Appreciation Fund - Service Shares     OppenheimerFunds, Inc.
 High Income Fund - Service Shares              OppenheimerFunds, Inc.
 PANORAMA SERIES FUND, INC.:
 International Growth Fund - Service Shares     OppenheimerFunds, Inc.
 PUTNAM VARIABLE TRUST:
 Putnam VT Growth and Income Fund - Class IB    Putnam Investment Management, LLC
   Shares
 Putnam VT International Equity - Class IB      Putnam Investment Management, LLC
   Shares
 Putnam VT New Opportunities Fund - Class IB    Putnam Investment Management, LLC
   Shares
 Putnam VT New Value Fund - Class IB Shares     Putnam Investment Management, LLC
 Putnam VT Voyager Fund - Class IB Shares       Putnam Investment Management, LLC

                                                           INVESTMENT                           INVESTMENT
               FUND/PORTFOLIO                                ADVISER                            SUB-ADVISER
               --------------                              ----------                           -----------
 W&R TARGET FUNDS, INC.:
 W&R Asset Strategy Portfolio                   Waddell & Reed Investment
                                                Management Company
 W&R Balanced Portfolio                         Waddell & Reed Investment
                                                Management Company
 W&R Core Equity Portfolio                      Waddell & Reed Investment
                                                Management Company
 W&R Growth Portfolio                           Waddell & Reed Investment
                                                Management Company
 W&R International Portfolio                    Waddell & Reed Investment
                                                Management Company
 W&R International II Portfolio                 Waddell & Reed Investment            Templeton Investment Counsel, LLC
                                                Management Company
 W&R Micro Cap Growth Portfolio                 Waddell & Reed Investment            Wall Street Associates
                                                Management Company
 W&R Science and Technology Portfolio           Waddell & Reed Investment
                                                Management Company
 W&R Small Cap Growth Portfolio                 Waddell & Reed Investment
                                                Management Company
 W&R Small Cap Value Portfolio                  Waddell & Reed Investment            State Street Research &
                                                Management Company                   Management Company
 W&R Value Portfolio                            Waddell & Reed Investment
                                                Management Company

ADDITIONS, DELETIONS OR SUBSTITUTIONS

We reserve the right to add, combine or remove any sub-accounts of the Variable Life Account when permitted by law. Each additional sub-account will purchase shares in a new portfolio or mutual fund. Such sub-accounts may be established when, in our sole discretion, marketing, tax, investment or other conditions warrant such action. We will use similar considerations should there be a determination to eliminate one or more of the sub-accounts of the Variable Life Account. The addition of any investment option will be made available to existing policy owners on such basis as may be determined by us.

We retain the right, subject to any applicable law, to make substitutions with respect to the investments of the sub-accounts of the Variable Life Account. If investment in a Fund Portfolio should no longer be possible or if we determine it becomes inappropriate for Policies of this class, we may substitute another mutual fund or portfolio for a sub-account. Substitution may be made with respect to existing policy values and future premium payments. A substitution may be made only with any necessary approval of the SEC.

We reserve the right to transfer assets of the Variable Life Account as determined by us to be associated with the Policies to another separate account. A transfer of this kind may require the approvals of state regulatory authorities and of the SEC.

We also reserve the right, when permitted by law, to de-register the Variable Life Account under the 1940 Act, to restrict or eliminate any voting rights of the policy owners, and to combine the Variable Life Account with one or more of our other separate accounts.

The Funds serve as the underlying investment medium for amounts invested in life insurance company separate accounts funding both variable life insurance policies and variable annuity contracts as the investment medium for such policies and contracts issued by Minnesota Life and other affiliated and unaffiliated life insurance companies, and as the investment medium when used by both a life insurance company to fund its policies or contracts and a participating qualified plan to fund plan benefits. It is possible that there may be circumstances where it is disadvantageous for either: (i) the owners of variable life insurance policies and variable annuity contracts to invest in one of the Funds at the same time, or (ii) the owners of such policies and contracts issued by different life insurance companies to invest in one of the Funds at the same time or (iii) participating qualified plans to invest in shares of one of the Funds at the same time as one or more life insurance companies. Neither the Funds nor Minnesota Life currently foresees any disadvantage, but if one of the Funds determines that there is any such disadvantage due to a material conflict of interest between such policy owners and contract owners, or between different life insurance companies, or between participating qualified plans and one or more life insurance companies, or for any other reason, one of the Funds' Board of Directors will notify the life insurance companies and participating qualified plans of such conflict of interest or other applicable event. In that event, the life insurance companies or participating qualified plans may be required to sell the applicable Funds' shares with respect to certain groups of policy owners or contract owners, or certain participants in participating qualified plans, in order to resolve any conflict. The life insurance companies and participating qualified plans will bear the entire cost of resolving any material conflict of interest.

THE GUARANTEED PRINCIPAL ACCOUNT

The guaranteed principal account is a general account option. You may allocate net premiums and may transfer your actual cash value subject to Policy limitations to the guaranteed principal account which is part of our general account.

Because of exemptive and exclusionary provisions, interests in our general account have not been registered under the Securities Act of 1933, and the general account has not been registered as an investment company under the 1940 Act. Therefore, neither the guaranteed principal account nor any interest therein is subject to the provisions of these Acts, and we have been advised that the staff of the SEC does not review disclosures relating to the guaranteed principal account. Disclosures regarding the guaranteed principal account may, however, be subject to certain generally applicable provisions of the Federal Securities Laws relating to the accuracy and completeness of statements made in prospectuses.

This prospectus describes a Variable Adjustable Life insurance policy and is generally intended to serve as a disclosure document only for the aspects of the Policy relating to the sub-accounts of the Variable Life Account. For complete details regarding the guaranteed principal account, please see the Variable Adjustable Life Policy.

GENERAL ACCOUNT DESCRIPTION Our general account consists of all assets owned by us other than those in the Variable Life Account and any other separate accounts which we may establish. The guaranteed principal account is that portion of our general assets which is attributable to this Policy and policies of this class, exclusive of policy loans. The description is for accounting purposes only and does not represent a division of the general account assets for the specific benefit of contracts of this class. Allocations to the guaranteed principal account become part of our general assets and are used to support insurance and annuity obligations. Subject to applicable law, we have sole discretion over the investment of assets of the general account. Policy owners do not share in the actual investment experience of the assets in the general account.

You may allocate or transfer a portion or all of the net premiums to accumulate at a fixed rate of interest in the guaranteed principal account. We guarantee such amounts as to principal and a minimum rate of interest. Transfers from the guaranteed principal account to the sub-accounts of the Variable Life Account are subject to certain limitations with respect to timing and amount.

GENERAL ACCOUNT VALUE We bear the full investment risk for amounts allocated to the guaranteed principal account and guarantee that interest credited to each policy owner's actual cash value in the guaranteed principal account will not be less than an annual rate of 4 percent without regard to the actual investment experience of the general account.

We may, at our sole discretion, credit a higher rate of interest, "excess interest," although we are not obligated to credit interest in excess of 4 percent per year, and may not do so. Any interest credited on the Policy's actual cash value in the guaranteed principal account in excess of the guaranteed minimum rate per year will be determined at our sole discretion.

You assume the risk that interest credited may not exceed the guaranteed minimum rate.

Even if excess interest is credited to your actual cash value in the guaranteed principal account, we will not credit excess interest to that portion of the policy value which is in the loan account in the general account. However, such loan account will be credited interest at a rate which is not less than the policy loan interest rate minus 2 percent per annum.

DETAILED INFORMATION ABOUT THE
VARIABLE ADJUSTABLE LIFE INSURANCE POLICY

ADJUSTABLE LIFE INSURANCE

This Policy is similar to our conventional life insurance product known as "adjustable life". This Policy, like conventional adjustable life insurance, permits you to determine the amount of life insurance protection you need and the amount of money you can afford to pay. BASED ON YOUR SELECTION OF ANY TWO OF THE THREE COMPONENTS OF A POLICY -- FACE AMOUNT, PREMIUM AND PLAN -- WE WILL THEN CALCULATE THE THIRD. Thus, adjustable life allows you the flexibility to custom-design a Policy to meet your needs. Theoretically, each Policy can be unique because of the different combinations of age, amount of life insurance protection and premium. In addition, adjustable life is designed to adapt to your changing needs and objectives by allowing you to change your Policy after issue. You may adjust the face amount and premium level, and thus the plan of insurance, subject to the limitations described herein, so long as the Policy remains in force.

FLEXIBILITY AT ISSUE Subject to certain minimums, maximums and our underwriting standards, you may choose any level of premium or face amount that you wish. This flexibility results in a broad range of plans of insurance. GENERALLY SPEAKING, A PLAN OF INSURANCE REFERS TO THE LEVEL OF CASH VALUE ACCUMULATION ASSUMED IN THE DESIGN OF THE POLICY AND, FOR WHOLE LIFE PLANS, THE PERIOD DURING WHICH YOU WILL HAVE TO PAY PREMIUMS.

Whole life insurance plans provide life insurance in an amount at least equal to the initial face amount at the death of the insured whenever that occurs. Premiums may be payable for a specified number of years or for the life of the insured. WHOLE LIFE INSURANCE PLANS ASSUME AN EVENTUAL TABULAR CASH VALUE ACCUMULATION, AT OR BEFORE THE INSURED'S AGE 100, EQUAL TO THE NET SINGLE PREMIUM REQUIRED FOR THAT FACE AMOUNT OF INSURANCE. The tabular cash value is described on page 16 and is shown in your Policy. The net single premium for a whole life insurance plan is the amount of money that is necessary, at the insured's attained age (see "Special Terms" on page 46), to pay for all future guaranteed cost of insurance charges for the entire lifetime of the insured without the payment of additional premium. This determination assumes that the current face amount of the Policy will be constant and that the Policy will perform at its assumed rate of return.

Protection insurance plans provide life insurance in an amount at least equal to the initial face amount for a specified period. After the initial protection period, there is insurance coverage in a reduced amount on the life of the insured. PROTECTION PLANS OF INSURANCE ASSUME THE EXHAUSTION OF THE TABULAR CASH VALUE AT THE END OF THE INITIAL PROTECTION PERIOD, EXCEPT FOR THE CASH VALUE ASSOCIATED WITH THE REDUCED AMOUNT OF INSURANCE COVERAGE AT THE END OF THE INITIAL PROTECTION PERIOD.

The larger the premium you pay, the larger the policy values you may expect to be available for investment in the Fund Portfolios, and, for whole life plans of insurance, the shorter the period of time during which you will have to pay premiums. Under the Policy, the highest premium amount permitted at the time of issue, or the maximum plan of insurance, for a specific face amount is one which will provide a fully paid-up Policy after the payment of ten annual premium payments. A Policy becomes paid-up when its policy value is such that no further premiums are required to provide the face amount of insurance until the death of the insured, provided there is no policy indebtedness.

Whole life plans may become paid-up upon the payment of a designated number of annual premiums or at a designated age of the insured. If you select a premium level for a specific face amount which would cause the Policy to become paid-up at other than a policy anniversary, you will be required to pay scheduled premiums until the policy anniversary immediately following the date the Policy is scheduled to become paid-up. The Policy will be issued with a scheduled increase in face amount to reflect the fact that the scheduled premiums were in excess of the premiums required to have a paid-up Policy for the initial face amount of coverage.

If you select a premium amount which is less than the premium required for a whole life plan of insurance or, in other words, IF YOU SELECT A PROTECTION PLAN OF INSURANCE, PREMIUMS WILL BE PAYABLE FOR THE LIFE OF THE INSURED OR TO AGE 100, BUT THE GUARANTEED FACE AMOUNT OF INSURANCE PROVIDED BY THE POLICY WILL NOT BE LEVEL DURING THE LIFE OF THE INSURED. The initial face amount will be in effect until the Policy's tabular cash value, i.e., the cash value which is assumed in designing the Policy and which would be guaranteed in a conventional fixed-benefit policy, is exhausted. At that time a lower amount of insurance will become effective. This is called the scheduled reduction in face amount. The reduced face amount is calculated on the basis of the continued payment of the scheduled premiums and a whole life plan of insurance. The result is that the Policy, on issue, will have an initial guaranteed death benefit extending to a stated date; after that date, a lower death benefit is guaranteed for the life of the insured.

At the time of the scheduled reduction in face amount, we will adjust your Policy as described in the policy adjustment section of this prospectus. If the policy value (the actual cash value plus the amount of any loan) is greater than the tabular cash value, the adjustment will result in either a smaller reduction in the face amount or a scheduled reduction in face amount occurring at a later date.

For example, if a standard risk VAL '95 Policy were issued with a face amount of $100,000 and an annual premium of $926, the plan of insurance for a male non-smoker insured age 45 at issue would be full coverage until age 65, at which time the face amount would be reduced to $14,701 guaranteed for the whole of life. If we assume a hypothetical net annual investment return of 6 percent, the Cash Option death benefit, current mortality charges, no loans, and no policy adjustments, the policy value of the Policy at age 65 would be $14,613. Based on this policy value, a whole life plan, and the continued payment of the $926 premium, the face amount would be reduced to $39,983 guaranteed thereafter for the whole of life.

The table below shows the policy values and death benefits for the Policy described in the above example, if the scheduled reduction is allowed to occur, which is twenty years after issue.

                              SCHEDULED REDUCTION

                                                                  GUARANTEED
                                              NON-GUARANTEED        MINIMUM
POLICY   ATTAINED   ANNUAL    POLICY VALUE     DEATH BENEFIT     DEATH BENEFIT
 YEAR      AGE      PREMIUM   END OF YEAR    BEGINNING OF YEAR     AT ISSUE
------   --------   -------   ------------   -----------------   -------------
   5        50       $926        $2,038          $100,000          $100,000
  10        55        926         5,662           100,000           100,000
  15        60        926        10,059           100,000           100,000
  20        65        926        14,613           100,000           100,000
  21        66        926        16,116            39,983            14,701
  22        67        926        17,709            39,983            14,701
  23        68        926        19,402            39,983            14,701
  24        69        926        21,203            39,983            14,701
  25        70        926        23,124            39,983            14,701

Alternately, for the VAL '95 Policy above we will make a policy adjustment effective the same date as the scheduled reduction to maintain the $100,000 face amount and the $926 premium. The new guaranteed plan of insurance would be full coverage until age 73, at which time the face amount would be reduced to not less than $11,871, again with the face amount guaranteed for the whole of life.

The following table shows the policy values and death benefits when a policy adjustment to maintain the initial face amount is automatically done after twenty years.

                               POLICY ADJUSTMENT

                                                                  GUARANTEED
                                              NON-GUARANTEED        MINIMUM
POLICY   ATTAINED   ANNUAL    POLICY VALUE     DEATH BENEFIT     DEATH BENEFIT
 YEAR      AGE      PREMIUM   END OF YEAR    BEGINNING OF YEAR    ADJUSTMENT
------   --------   -------   ------------   -----------------   -------------
   5        50       $926        $2,038          $100,000          $100,000
  10        55        926         5,662           100,000           100,000
  15        60        926        10,059           100,000           100,000
  20        65        926        14,613           100,000           100,000
  21        66        926        15,501           100,000           100,000
  22        67        926        16,372           100,000           100,000
  23        68        926        17,222           100,000           100,000
  24        69        926        18,041           100,000           100,000
  25        70        926        18,819           100,000           100,000

The lowest annual base premium allowed for any plan of insurance is $300. Subject to this limitation, the lowest premium you may choose for any specific amount of life insurance protection is a premium which will provide a level death benefit for a period which shall be the longer of ten years from the policy issue date or five years from the date of a policy adjustment. If the insured's age at original issue is over age 55, the minimum plan of protection will be less than ten years, as described in the table below:

                MINIMUM PLAN
  ISSUE AGE      (IN YEARS)
  ---------     ------------
     56              9
     57              8
     58              7
     59              6
60 or greater        5

This is the minimum plan of insurance for any given face amount. The minimum initial face amount on a Policy is $50,000.

POLICY ADJUSTMENTS

Adjustable life insurance policies allow you to change the premium, face amount or the plan of insurance of the Policy after it is issued. SUBJECT TO THE LIMITATIONS DESCRIBED MORE FULLY BELOW, YOU CAN AT ANY TIME CHANGE THE FACE AMOUNT OF YOUR POLICY OR YOUR SCHEDULED PREMIUM. A change in scheduled premium or face amount will usually result in a change in the plan of insurance. Depending upon the change you request, the premium paying period may be lengthened or shortened for whole life plans or the plan may be converted from a whole life plan to a protection type plan which provides for a scheduled reduction in face amount at a future date. For Policies having a protection type plan, a change in face amount or premium may convert the Policy to a whole life plan by eliminating the scheduled decrease in face amount or it may change the time at which the decrease is scheduled to occur.

CHANGES IN PREMIUM, FACE AMOUNT OR THE PLAN OF INSURANCE ARE REFERRED TO AS POLICY ADJUSTMENTS. THEY MAY BE MADE SINGLY OR IN COMBINATION WITH ONE ANOTHER.

Policy adjustments can include:

     (1) a partial surrender of a Policy's cash value;

     (2) an adjustment so that there are no further scheduled base premiums;

     (3) an automatic adjustment at the point when the face amount is scheduled to decrease;

     (4) an automatic adjustment made under VAL '95 at the policy anniversary nearest the insured's age 70; and

     (5) an automatic adjustment when a nonrepeating premium is received in connection with a Section 1035 exchange.

When a Policy is adjusted, we compute a new plan of insurance, face amount or premium amount, if any. Certain adjustments may cause a Policy to become a modified endowment contract. See "Federal Tax Status" for a description of the federal tax treatment of modified endowment contracts.

IN COMPUTING EITHER A NEW FACE AMOUNT OR NEW PLAN OF INSURANCE AS A RESULT OF AN ADJUSTMENT, WE WILL MAKE THE CALCULATION ON THE BASIS OF THE HIGHER OF THE POLICY'S "POLICY VALUE" OR ITS "TABULAR CASH VALUE" AT THE TIME OF THE CHANGE. The "policy value" is the actual cash value of the Policy plus the amount of any policy loan, while the "tabular cash value" is what the actual cash value of the Policy would have been if all scheduled premiums were paid annually on the premium due date, there were no policy adjustments or policy loans, any percentage increase in the actual cash value matched the Policy's assumed rate of return, the net investment experience of the sub-accounts selected by the owner or the interest credited to the guaranteed principal account matched the policy's assumed rate of return, the maximum cost of insurance charges were deducted once at the end of the policy year and other charges provided for in the Policy were deducted. See, for a further description of these values, the section "Policy Values" in this prospectus on page 25. If the policy value is higher than the tabular cash value, a policy adjustment will translate the excess value into enhanced insurance coverage, as either a higher face amount or an improved plan of insurance. IF THE POLICY VALUE IS LESS THAN THE TABULAR CASH VALUE, USE OF THE TABULAR CASH VALUE ENSURES THAT THE POLICY'S GUARANTEE OF A MINIMUM DEATH BENEFIT IS NOT IMPAIRED BY THE ADJUSTMENT.

Any adjustment will result in a redetermination of a Policy's tabular cash value. After adjustment, the tabular cash value shall be equal to the greater of the policy value or the tabular cash value prior to that adjustment, plus any nonrepeating premium paid at the time of the adjustment and minus the amount of any partial surrender made at the time of the adjustment.

On adjustment, you may request a new Policy face amount. In the absence of instructions to the contrary, we will calculate the face amount after adjustment depending on the Policy's death benefit option, the type of adjustment, and whether the Policy is a VAL '95 or a VAL '87. With both VAL '87 and VAL '95, if the Policy has the Cash Option death benefit the new face amount will be equal to the face amount of the Policy less the amount of any partial surrender made as part of the adjustment. With a VAL '87 Policy with the Protection Option death benefit and with the Amended VAL '95 Protection Option after age 70, the face amount after adjustment shall be equal to the death benefit provided by the Policy immediately prior to the adjustment less the amount of any partial surrender made as part of the adjustment. With a VAL '95 Policy with the Protection Option death benefit before age 70, the face amount after adjustment will be equal to the face amount of the Policy immediately prior to the adjustment.

To illustrate the operation of an adjustment, consider a standard risk VAL '95 Policy issued with a face amount of $100,000 and an annual premium of $926 to a male non-smoker insured age 45. If we assume a hypothetical net annual investment return of 6 percent, the Protection Option death benefit, current mortality charges, no loans, and no policy adjustments, the policy value of the Policy at age 50 would be $2,023 and the Policy's tabular cash value would be $1,680. Assume the owner requests a policy adjustment to increase the scheduled premium to $1,500, but does not specify the face amount. As described above, we compare the policy value less the charge on adjustment to the tabular cash value to determine the policy value to be used in the plan of insurance calculation. In this example, the policy value (less the charge on adjustment) is greater than the tabular cash value, so the policy value is used. The tabular cash value is then set equal to the policy value. The policy adjustment would therefore result in a face amount of $100,000, a scheduled premium of $1,500, and a plan of insurance of full coverage until age 74, at which time the face amount would be scheduled to reduce to $14,712.

The table below shows the tabular cash values, policy values and death benefits for the first ten years of the example described.

                                  END OF YEAR
POLICY                  ANNUAL      TABULAR     END OF YEAR    BEGINNING OF YEAR
 YEAR    ATTAINED AGE   PREMIUM   CASH VALUE    POLICY VALUE     DEATH BENEFIT
------   ------------   -------   -----------   ------------   -----------------
   1          46        $  926      $    0         $   11          $100,000
   2          47           926         437            468           100,011
   3          48           926         865            929           100,929
   4          49           926       1,280          1,448           101,448
   5          50           926       1,680          2,023           102,023
   6          51         1,500       2,789          2,849           102,023
   7          52         1,500       3,712          3,930           102,849
   8          53         1,500       4,627          5,117           103,930
   9          54         1,500       5,531          6,402           105,117
  10          55         1,500       6,415          7,778           106,402

Adjustments can be made on any monthly anniversary of the policy date; only one adjustment may be made each month. You may request a policy adjustment by completing an application for adjustment. Adjustments will not apply to any additional benefit agreements which are attached to your Policy. Any adjustment will be effective on the date that it is approved by us and recorded at our home office.

All of these changes may be accomplished under a single Policy. There is no need to surrender the Policy or purchase a new one simply because of a change in your insurance needs. Whenever adjustments are made, new policy information pages will be provided. These pages state the new face amount, scheduled premium, plan of insurance, attained age and tabular cash value.

RESTRICTIONS ON ADJUSTMENTS An adjustment must satisfy certain limitations on premiums, face amount and plan. Other limitations on adjustments and combinations of adjustments may also apply. THE CURRENT LIMITS ON ADJUSTMENTS ARE THOSE DESCRIBED HERE. WE RESERVE THE RIGHT TO CHANGE THESE LIMITATIONS FROM TIME TO TIME.

 (1) Any adjustment for a change of premium must result in a change of the annual premium of at least $100. Currently, we will waive this limitation for changes in premium which are the result of a face amount change under the Cost of Living or Policy Enhancement Agreements.

 (2) Any Policy adjustment, other than a change to a stop premium, must result in a Policy with an annual base premium of at least $300.

 (3) Any adjustment for a change of the face amount must result in a change of the face amount of at least $5,000, except for face amount changes which are the result of a Cost of Living or Policy Enhancement Agreement change, a partial surrender under the Policy or face amount changes which are required to satisfy limitations pertaining to plans of insurance.

 (4) After age 85, increases in face amount requiring evidence of insurability may not be allowed.

 (5) An adjustment may not result in more than a paid-up whole life plan for the then current face amount.

 (6) Any adjustment involving an increase in premium may not result in a whole life plan of insurance requiring the payment of premiums for less than ten years or to age 100, if less.

 (7) After an adjustment involving a face amount increase requiring evidence of insurability or a premium increase, the Policy must provide a level face amount to the next policy anniversary after the later of: (a) five years from the date of adjustment; or (b) ten years from the date of issue. If the insured's age at original issue is over age 55, the minimum plan of protection will be less than ten years, as described on page 15.

 (8) After certain adjustments (an automatic adjustment under VAL '95 at the insured's age 70, an automatic adjustment at the point when the face amount is scheduled to decrease, or an adjustment to stop premium), the Policy must have sufficient actual cash value to keep the Policy in force until the next policy anniversary.

 (9) After an adjustment other than those described in paragraphs (7) and (8) above, the Policy must provide a level face amount to the next policy anniversary after the later of: (a) two years from the date of adjustment; or (b) ten years from the date of issue. If the insured's age at original issue is over age 55, the minimum plan of protection will be less than ten years, as described on page 15.

(10) If you are disabled and receiving, or are entitled to receive, waiver of premium benefits under a Waiver of Premium Agreement attached to this Policy, no adjustments will be permitted, except as provided in the Waiver of Premium Agreement.

EXAMPLE As an example of the operation of the plan limitation on policy adjustment, assume a minimum plan VAL '95 Policy issued to a standard non-smoker risk male at age 40 with a level face amount of $100,000 for a period of ten years (until age 50) on a protection type plan for an annual premium of $428. Assume also that the Policy has a policy value equal at all times to its tabular cash value. If at the end of five years (at age 45) the policy owner wished to decrease the premium so as to reduce the period before a scheduled reduction in face amount took place from age 50 to age 49, the adjustment would not be allowed because a face amount decrease at age 49 would be only nine years from the date of issue (see limitation 9). On the other hand, if the owner wished to postpone a scheduled reduction in face amount until age 65 by increasing the premium of the Policy to $835 for the same initial face amount, the adjustment would be permitted because the face amount decrease would occur 25 years from the original issue date and 20 years from the date of adjustment, both periods of time which are within the policy adjustment limitations on plans of insurance.

The plan limitations apply for each type of adjustment. Consider a situation similar to the one above except that the Policy has an initial face amount of $200,000. In that case the annual premium for a minimum plan of ten years (before the scheduled reduction in face amount) would be $800. If the policy owner wished to make a partial surrender of $500 at the end of five years, the surrender would not be permitted without either an increase in premium or a further reduction in face amount, since the annual premium of $800 would support the adjusted face amount of $199,500 for only two more years from the point of adjustment. This resulting plan would be less than the minimum plan of ten years from issue. If the owner elected to increase the premium in order to maintain the new face amount of $199,500, the new premium would have to be sufficient to continue the new face amount for an additional five years which is ten years from the date of issue.

Similarly, if the owner requested a reduction in face amount below $199,500 in order to satisfy the limitations pertaining to plans of insurance, the new face amount would have to continue for an additional five years, which is ten years from the date of issue. As indicated, a face amount change made for the purpose of bringing an adjustment into compliance with the plan limitation will not be subject to the usual minimum face amount change requirement of $5,000. A partial surrender may often require a reduction in face amount by more than the amount of the surrender in order to satisfy plan limitations.

PROOF OF INSURABILITY We require proof of insurability for all adjustments resulting in an increase in face amount, except for increases made pursuant to an additional benefit agreement. In addition, except for partial surrenders to pay sub-standard risk premiums when the policy is on stop premium, we require proof of insurability for partial surrenders where, at the request of the policy owner, no reduction is made in the Policy's death benefit. Decreases in face amount or premium and increases in premium not resulting in any increase in death benefit do not require evidence of insurability. With VAL '87, the payment of a nonrepeating premium will require evidence of insurability when the Protection Option death benefit option is in effect or if the Policy is paid-up at the time of payment. With VAL '95, we may require evidence of insurability when a nonrepeating premium is paid if the death benefit of your Policy increases as a result of the payment of a nonrepeating premium.

CHARGES IN CONNECTION WITH POLICY ADJUSTMENTS In connection with a policy adjustment, we will make a special $25 charge to cover the administrative costs associated with processing the adjustment. If, however, the only policy adjustment is a partial surrender, the transaction charge shall be the lesser of $25 or 2 percent of the amount surrendered. In addition, because of the underwriting and selling expenses anticipated for any change resulting in an increase in premium, we will assess a new first year sales load on any increase in premium on adjustment. We will also assess an underwriting charge on any increase in face amount requiring evidence of insurability. See, for a further description of these charges, the section "Policy Charges" in this prospectus on page 33. Limiting the first year sales load and underwriting charge to the increased premium or face amount is in substance the equivalent of issuing a new Policy for the increase.

The chart below illustrates the effects of certain policy adjustments:

                ADJUSTMENT                                     EFFECT
Decrease the current face amount and keep     a scheduled decrease in the current face
          the premiums the same              amount, if any, will take place at a later
                    OR                                   policy anniversary
Keep the current face amount and increase                        OR
               the premiums                   a scheduled decrease in the face amount
                                                         will be eliminated
                                                                 OR
                                                 the premium paying period will be
                                                             shortened
Increase the current face amount and keep     a scheduled decrease in the current face
          the premiums the same                amount, if any, will take place at an
                    OR                               earlier policy anniversary
Keep the current face amount and decrease                        OR
               the premiums                   a scheduled decrease in the face amount
                    OR                                       will occur
  Make a partial surrender and keep the                          OR
    premiums and face amount the same            the premium paying period will be
                                                             lengthened
Stop base premium and keep the face amount    a scheduled decrease in the current face
the same                                       amount, if any, will take place at an
                                                 earlier policy anniversary and no
                                                insurance will be provided after the
                                                              decrease
                                                                 OR
                                              a scheduled decrease in the face amount
                                             will occur. However, you must continue to
                                             pay the charge for a sub-standard risk, or
                                                       your Policy will lapse

APPLICATIONS AND POLICY ISSUE

Persons wishing to purchase a Policy must send a completed application to us at our home office. The minimum face amount we will issue on a Policy is $50,000 and we require an annual base premium on each Policy of at least $300. The minimum plan of insurance at policy issue is a protection plan which has a level face amount for a period of ten years. If the insured's age at original issue is over age 55, the minimum plan of protection will be less than ten years from the Policy date, as described on page 15. The Policy must be issued on an insured no more than age 85. Before issuing any Policy, we require evidence of insurability satisfactory to us, which in some cases will require a medical examination. Persons who are offered the most favorable premium rates, while a higher premium is charged to persons with a greater mortality risk. Acceptance of an application is subject to our underwriting rules and we reserve the right to reject an application for any reason.

If we accept an application, accompanied by a check for all or at least one-twelfth of the annual premium, the policy date will be the issue date, which is the date the decision to accept the application and issue the Policy is made. The policy date will be used to determine subsequent policy anniversaries and premium due dates.

If we accept an application not accompanied by a check for the initial premium, a Policy will be issued with a policy date which is 25 days after the issue date. We have determined 25 days to be the normal time during which delivery of the Policy is expected to occur. We or our agent must receive the initial premium within 60 days after the issue date. No life insurance coverage is provided until the initial premium is paid. If the initial premium is paid after the policy date (and the policy date is not changed as described below), you will have paid for insurance coverage during a period when no coverage was in force. Therefore, in such circumstance you should consider requesting a current policy date, i.e., the date on which our home office receives the premium. You will be sent updated policy pages to reflect the change in policy date. This request should be made at or prior to the time you pay the initial premium.

In certain circumstances it may be to your advantage to have the policy date be the same as the issue date in order to preserve an issue age on which premium rates are based. In that case, all premiums due between the issue date and the date of delivery of the Policy must be paid on delivery.

When the Policy is issued, the face amount, premium, tabular cash values and a listing of any supplemental agreements are stated on the policy information pages of the policy form, page 1.

POLICY PREMIUMS

The Policies have a level scheduled premium throughout the life of the insured or until the Policy becomes paid-up. We guarantee that we will not increase the amount of premiums for a Policy in force. Subject to the limitations discussed under the heading "Restrictions on Adjustments" in this prospectus on page 17, you may choose to adjust the Policy at any time and alter the amount of future premiums.

The premium required for a Policy will depend on the Policy's initial face amount, the plan of insurance, the insured's age at issue, sex, risk classification, tobacco use and the additional benefits associated with the Policy.

The first premium is due as of the policy date and must be paid on or before the date your Policy is delivered. Between the date we receive an initial premium for the Policy, either a full first premium or a partial premium, and the date insurance coverage commences under the Policy, the life of the insured may be covered under the terms of a temporary insurance agreement. All scheduled premiums after the first premium are payable on or before the date they are due and must be mailed to us at our home office. In some cases, you may elect to have premiums paid under our automatic payment plan through pre-authorized transfers from a bank checking account or such other account as your bank approves.

Scheduled premiums on the Policy are payable during the insured's lifetime on an annual, semi-annual or quarterly basis on the due dates set forth in the Policy. You may also pay scheduled premiums monthly if you make arrangements for payments through an automatic payment plan established through your bank or if you meet the requirements to establish a payroll deduction plan through your employer. A scheduled premium may be paid no earlier than twenty days prior to the date that it is due. For premiums paid after the due date, see the paragraph following the heading "Lapse" in this section of the prospectus.

With VAL '87, charges for additional benefits are deducted from premiums to calculate base premiums. From base premiums we deduct charges assessed against premiums and nonrepeating premiums, to calculate net premiums. With VAL '95, charges for additional benefits and for sub-standard risks are deducted from premiums to calculate base premiums. From base premiums we deduct charges assessed against premiums and nonrepeating premiums to calculate net premiums.

Net premiums are allocated to the guaranteed principal account or sub-accounts of the Variable Life Account which, in turn, invest in Fund shares.

In rare circumstances, if we receive and allocate your premium before its due date, your Policy will become a modified endowment contract. (See the description of modified endowment contracts under the heading "Federal Tax Status" on page 40.) To prevent your Policy from becoming a modified endowment contract, we will hold your premium in a non-interest bearing account until its due date, at which time we will allocate your premium to the guaranteed principal account or sub-accounts of the Variable Life Account.

You make your selection on your application for the Policy. You may change your allocation instructions for future premiums by giving us a signed written request, by calling us at 1-800-277-9244 between the hours of 8:00 a.m. and 4:30 p.m., Central time, our regular business hours, or by contacting us through our Internet Online Service Center. The allocation to the guaranteed principal account or to any sub-account of the Variable Life Account must be in multiples of 1 percent of the net premium. We reserve the right to delay the allocation of net premiums to named sub-accounts for a period of up to 30 days after Policy issue or an adjustment. In no event will any delay extend beyond the free look period applied to the Policy in the state in which it is issued. If we exercise this right, net premiums will be allocated to the Money Market sub-account until the end of that period. This right, which has not been implemented to date, will be exercised by us only when we believe economic conditions make such an allocation necessary to reduce market risk during the free look period.

We reserve the right to restrict the allocation of premiums to the guaranteed principal account. If we do so, no more than 50 percent of the net premium may be allocated to the guaranteed principal account. Currently, we do not exercise such a restriction, and this restriction is not applicable when you are allocating all of your premiums to the guaranteed principal account as a conversion privilege.

NONREPEATING PREMIUMS The Policy also allows a policy owner to pay a premium called a nonrepeating premium. This payment of premium is in addition to the scheduled premium payments called for by the terms of the Policy. While the payment of a nonrepeating premium generally does not cause an adjustment to the Policy, any such payment will be reflected in the tabular cash value of the Policy at issue or upon any later adjustment. The payment of a nonrepeating premium will increase the policy values you have available for investment in the Fund. With VAL '95, we may impose additional restrictions or refuse to permit nonrepeating premiums at our discretion.

THE MAXIMUM NONREPEATING PREMIUM WE WILL ACCEPT IS THE AMOUNT SUFFICIENT TO CHANGE YOUR POLICY TO A PAID-UP WHOLE LIFE POLICY FOR THE THEN CURRENT FACE AMOUNT. THE MINIMUM NONREPEATING PREMIUM IS $500.

We will bill annually, semi-annually or quarterly for nonrepeating premiums if a Policy has a total annual premium of at least $2,400 and if the total amount billed for nonrepeating premiums is at least $600. You may also arrange for monthly payments through an automatic payment plan established through your bank; in this situation, your base annual premium must be at least $2,400 and each nonrepeating premium must be at least $50.

The payment of a nonrepeating premium may have federal income tax consequences. See the heading "Federal Tax Status" in this prospectus on page 40.

PAID-UP POLICIES A POLICY IS PAID-UP WHEN NO ADDITIONAL PREMIUMS ARE REQUIRED TO PROVIDE THE FACE AMOUNT OF INSURANCE FOR THE LIFE OF THE INSURED. We may or may not accept additional premiums. When a Policy becomes paid-up, the policy value will then equal or exceed the net single premium needed to purchase an amount of insurance equal to the face amount of the Policy at the insured's then attained age. However, its actual cash value will continue to vary daily to reflect the investment experience of the Variable Life Account and any interest credited as a result of a policy loan. Once a Policy becomes paid-up, it will always retain its paid-up status regardless of any subsequent decrease in its policy value. However, on a paid-up Policy with indebtedness, where the actual cash value decreases to zero, a loan repayment may be required to keep the Policy in force. See the discussion in this prospectus under the heading "Policy Loans," below.

We will make a determination on each policy anniversary as to whether a Policy is paid-up. When a Policy becomes paid-up, we will send you a notice.

LAPSE YOUR POLICY MAY LAPSE IN ONE OF TWO WAYS: (1) IF A SCHEDULED PREMIUM IS NOT PAID; OR (2) IF THERE IS NO ACTUAL CASH VALUE WHEN THERE IS A POLICY LOAN.

As a scheduled premium policy, your Policy will lapse if a premium is not paid on or before the date it is due or within the 31-day grace period provided by the Policy. You may pay that premium during the 31-day period immediately following the premium due date. Your premium payment, however, must be received in our home office within the 31-day grace period. The insured's life will continue to be insured during this 31-day period. If the insured dies during the 31-day period, we will deduct unpaid policy charges for that period from the death proceeds.

With VAL '95, if a Policy covers an insured in a sub-standard risk class, the portion of the scheduled premium equal to the charge for such risk will continue to be payable notwithstanding the adjustment to a stop premium mode. As with any scheduled premium, failure to pay the premium for the sub-standard risk within the grace period provided will cause the Policy to lapse.

If scheduled premiums are paid on or before the dates they are due or within the grace period, absent any policy loans, the Policy will remain in force even if the investment results of the sub-accounts have been so unfavorable that the actual cash value has decreased to zero. However, should the actual cash value decrease to zero while there is an outstanding policy loan the Policy will lapse, even if the Policy was paid-up and all scheduled premiums had been paid.

If the Policy lapses because not all scheduled premiums have been paid or if a Policy with a policy loan has no actual cash value, we will send you a notice of default that will indicate the payment required to keep the Policy in force on a premium paying basis. If the payment is not received within 31 days after the date of mailing the notice of default, the Policy will terminate or the nonforfeiture benefits will apply. For more information on lapse, see "Avoiding Lapse" below.

If at the time of any lapse a Policy has a surrender value, that is, an amount remaining after subtracting from the actual cash value all unpaid policy charges, we will use it to purchase extended term insurance. The extended term benefit is a fixed life insurance benefit calculated on the 1980 Commissioners Standard Ordinary Mortality Tables with 4 percent interest. As an alternative to the extended term insurance, you may have the surrender value paid to you in a single sum payment, thereby terminating the Policy. We will notify you that you must request a single sum payment of your surrender value within 62 days of the date of the first unpaid premium, or we will apply it to purchase extended term insurance on the insured's life.

We determine the duration of the extended term benefit by applying the surrender value of your Policy as of the end of the grace period as a net single premium to buy fixed benefit term insurance. The extended term benefit is not provided through the Variable Life Account and the death benefit will not vary during the extended term insurance period. The amount of this insurance will be equal to the face amount of your Policy, less the amount of any policy loans at the date of lapse. During the extended term period a Policy has a surrender value equal to the reserve for the insurance coverage for the remaining extended term period. At the end of the extended term period all insurance provided by your Policy will terminate and the Policy will have no further value.

You may arrange for automatic premium loans to keep the Policy in force in the event that a scheduled premium payment is not made. For more information on this option, please see the heading "Policy Loans" in this prospectus on page 30.

REINSTATEMENT AT ANY TIME WITHIN THREE YEARS FROM THE DATE OF LAPSE YOU MAY ASK US TO RESTORE YOUR POLICY TO A PREMIUM PAYING STATUS unless the Policy terminated because the surrender value has been paid, or the period of extended term insurance has expired. We will require:

     (1) your written request to reinstate the Policy;

     (2) that you submit to us at our home office during the insured's lifetime evidence satisfactory to us of the insured's insurability so that we may have time to act on the evidence during the insured's lifetime; and

     (3) at our option a premium payment which is equal to all overdue premiums with interest at a rate not to exceed 6 percent per annum compounded annually and any policy loan in effect at the end of the grace period following the date of default with interest at a rate not exceeding 8 percent per annum compounded annually. At the present time we do not require the payment of all overdue premiums, or the payment of interest on reinstated loans.

AVOIDING LAPSE If your Policy has sufficient loan value, you can avoid a lapse due to the failure to pay a scheduled premium by arranging for an automatic premium loan. The effect of a policy loan on policy values and the restrictions applicable thereto are described under the caption "Policy Loans" on page 30 of this prospectus. An automatic premium loan is particularly advantageous for a policy owner who contemplates early repayment of the amount loaned, since it permits the policy owner to restore policy values without additional sales and underwriting charges. Automatic premium loans for the long term are generally not advantageous.

You may also avoid a lapse by adjusting your Policy to a zero base premium. We call this the stop premium mode. We will use the greater of your policy value or tabular cash value to determine a new plan of insurance based on the greater of the then current face amount or death benefit of the Policy and the assumption that no further premiums will be paid. The new plan may be a term or protection plan, but unlike other term plans there will be no reduced face amount of coverage at the end of the protection period, because no further premiums will be payable. If at that time the Policy has a surrender value, we will use it to purchase extended term coverage or we will pay it to you in a single sum thereby terminating the Policy.

The insurance coverage resulting from an adjustment to a stop premium mode is similar to the coverage available under the extended term option. Under both, the coverage is available only for a limited period of time. There are, however, fundamental differences between the two. Extended term coverage is a fixed benefit with fixed cash values providing a longer guaranteed period of coverage than the same amount applied as a stop premium. The stop premium mode provides variable insurance with an actual cash value and, under the Protection Option, a death benefit that will vary with the actual cash value. Because the actual cash value continues to exist, we will continue to assess policy charges against the actual cash value while the Policy is on stop premium. Moreover with VAL '95, if a Policy covers an insured in a sub-standard risk class, the portion of the scheduled premium equal to the charge for such risk will continue to be payable.

There are also other differences which should be considered. In general, if you contemplate resuming premium payments at a future date, the stop premium mode may be more desirable in that you may resume premium payments at any time without evidence of insurability. The reinstatement option available during the extended term period requires proof of insurability and must be exercised within three years following the date of lapse.

If you do not contemplate resuming premium payments, your choice between permitting your Policy to lapse and adjusting it to a stop premium mode should depend on, first, whether the surrender value of your Policy at that time exceeds its tabular cash value and, second, whether you expect your Policy's policy value to exceed its tabular cash value in the future. If at the time of possible lapse your Policy's surrender value is less than its tabular cash value, you should consider adjusting to a stop premium mode because the period of insurance coverage will be based on the higher tabular cash value while the period of extended term coverage upon lapse would be computed on the basis of the lower surrender value. If the two values are the same, the period of guaranteed coverage under the extended term option will be longer than under the stop premium mode. Thus, you should be sure that the benefit of using the higher tabular cash value is not offset by the shorter period of guaranteed insurance coverage usually resulting from the stop premium mode.

On the other hand, if the surrender value of your Policy exceeds its tabular cash value, you should evaluate the benefit of a guaranteed longer period of insurance coverage under the extended term option against the possibility of longer coverage under the stop premium mode. With the stop premium mode there may be an available policy value at the end of the plan which could be used to continue the face amount of the Policy to a later time than provided under the extended term option. In considering this possibility, you should keep in mind that a Policy with the Cash Option death benefit is more likely to have a higher policy value than a comparable Policy with the Protection Option death benefit.

POLICY VALUES

The Policy has an actual cash value which varies with the investment experience of the guaranteed principal account and the sub-accounts of the Variable Life Account.

The Policy's interest in the guaranteed principal account and the sub-accounts of the Variable Life Account is known as its actual cash value. It is determined separately for your guaranteed principal account actual cash value and for your separate account actual cash value. The SEPARATE ACCOUNT ACTUAL CASH VALUE will include all sub-accounts of the Variable Life Account.

Unlike a traditional fixed benefit life insurance policy, a Policy's actual cash value cannot be determined in advance, even if scheduled premiums are made when required, because the separate account actual cash value varies daily with the investment performance of the sub-accounts. EVEN IF YOU CONTINUE TO PAY SCHEDULED PREMIUMS WHEN DUE, THE SEPARATE ACCOUNT ACTUAL CASH VALUE OF A POLICY COULD DECLINE TO ZERO BECAUSE OF UNFAVORABLE INVESTMENT EXPERIENCE AND THE ASSESSMENT OF CHARGES. Upon request, we will tell you the actual cash value of your Policy. We will also send you a report each year on the policy anniversary advising you of your Policy's actual cash values, the face amount and the death benefit as of the date of the report. It will also summarize Policy transactions during the year. The information will be current as of a date within two months of its mailing.

THE GUARANTEED PRINCIPAL ACCOUNT ACTUAL CASH VALUE is the sum of all net premium payments allocated to the guaranteed principal account. This amount will be increased by any interest, dividends, loan repayments, policy loan interest credits and transfers into the guaranteed principal account. This amount will be reduced by any policy loans, unpaid policy loan interest, partial surrenders, transfers into the sub-accounts of the Variable Life Account and charges assessed against your guaranteed principal account actual cash value. We will credit on the guaranteed principal account actual cash value of your Policy. Interest is credited daily at a rate of not less than 4 percent per year, compounded annually. We guarantee this minimum rate for the life of the Policy without regard to the actual experience of the general account. As conditions permit, we will credit additional amounts of interest to the guaranteed principal account actual cash value. YOUR GUARANTEED PRINCIPAL ACCOUNT ACTUAL CASH VALUE IS GUARANTEED BY US. It cannot be reduced by any investment experience of the general account.

We determine each portion of a Policy's separate account actual cash value separately. The separate account actual cash value is not guaranteed. WE DETERMINE THE SEPARATE ACCOUNT ACTUAL CASH VALUE BY MULTIPLYING THE CURRENT NUMBER OF SUB-ACCOUNT UNITS CREDITED TO A POLICY BY THE CURRENT SUB-ACCOUNT UNIT VALUE. A unit is a measure of your Policy's interest in a sub-account. The number of units credited with respect to each net premium payment is determined by dividing the portion of the net premium payment allocated to each sub-account by the then current unit value for that sub-account. The number of units so credited is determined as of the end of the valuation period during which we receive your premium at our home office.

Once determined, the number of units credited to your Policy will not be affected by changes in the unit value. However, the number will be increased by the allocation of subsequent net premiums, nonrepeating premiums, dividends, loan repayments, loan interest credits and transfers to that sub-account. The number of units of will be decreased by policy charges to the sub-account, policy loans and loan interest, transfers from that sub-account and partial surrenders from that sub-account. The number of units will decrease to zero on a policy surrender, the purchase of extended term insurance or termination.

The unit value of a sub-account will be determined on each valuation date. The amount of any increase or decrease will depend on the net investment experience of that sub-account. The value of a unit for each sub-account was originally set at $1.00 on the first valuation date. For any subsequent valuation date, its value is equal to its value on the preceding valuation date multiplied by the net investment factor for that sub-account for the valuation period ending on the subsequent valuation date.

The net investment factor for a valuation period is: the gross investment rate for such valuation period, less a deduction for the mortality and expense risk charge under this Policy which is assessed at an annual rate of .50 percent against the average daily net assets of each sub-account of the Variable Life Account. The gross investment rate is equal to:

     (1) the net asset value per share of a Fund share held in the sub-account of the Variable Life Account determined at the end of the current valuation period; plus

     (2) the per share amount of any dividend or capital gain distributions by the Funds if the "ex-dividend" date occurs during the current valuation period; with the sum divided by

     (3) the net asset value per share of that Fund share held in the sub-account determined at the end of the preceding valuation period.

We determine the value of the units in each sub-account on each day on which the Portfolios of the Funds are valued. The net asset value of the Funds' shares is computed once daily, and, in the case of the Money Market Portfolio, after the declaration of the daily dividend, as of the primary closing time for business on the New York Stock Exchange (as of the date hereof the primary close of trading is 3:00 p.m. (Central time), but this time may be changed) on each day, Monday through Friday, except:

     (1) days on which changes in the value of the Funds' portfolio securities will not materially affect the current net asset value of the Funds' shares,

     (2) days during which no Funds' shares are tendered for redemption and no order to purchase or sell the Funds' shares is received by the Funds, and

     (3) customary national business holidays on which the New York Stock Exchange is closed for trading.

Although the actual cash value for each Policy is determinable on a daily basis, we update our records to reflect that value on each monthly anniversary. We also make policy value determinations on the date of the insured's death and on a policy adjustment, surrender, and lapse. When the policy value is determined, we will assess and update to the date of the transaction those charges made against your actual cash value, namely the administration charge of $60 per year and the cost of insurance charge (and, for VAL '87 any charge for sub-standard risks). Increases or decreases in policy values will not be uniform for all Policies but will be affected by policy transaction activity, cost of insurance charges, (charges for sub-standard risks for VAL '87) and the existence of policy loans.

TRANSFERS The Policy allows for transfers of the actual cash value between the guaranteed principal account and the Variable Life Account or among the sub-accounts of the Variable Life Account. You may request a transfer at any time while the Policy remains in force or you may arrange in advance for systematic transfers; systematic transfers are transfers of specified dollar or unit value amounts to be made periodically among the sub-accounts and the guaranteed principal account. One type of systematic transfer is known as an automatic portfolio rebalancing ("APR"). Following your written instructions as to the percentage of your actual cash value you wish to have in each of your sub-accounts, we will transfer amounts to and from those sub-accounts to achieve the percentages you desire.

WE RESERVE THE RIGHT TO LIMIT THE AMOUNT TO BE TRANSFERRED TO OR FROM A SUB-ACCOUNT OR THE GUARANTEED PRINCIPAL ACCOUNT TO AT LEAST $250. If the actual cash value is less than $250, the entire actual cash value attributable to that sub-account or the guaranteed principal account must be transferred. If a transfer would reduce the actual cash value in the sub-account from which the transfer is to be made to less than $250, we reserve the right to include that remaining sub-account actual cash value in the amount transferred. We will make the transfer on the basis of sub-account unit values as of the end of the valuation period during which your written or telephone request is received at our home office. A transfer is subject to a transaction charge, not to exceed $10, for each transfer of actual cash value among the sub-accounts and the guaranteed principal account. Currently there is no charge for systematic transfers. There is a charge only for non-systematic transfers in excess of 12 per year. None of these requirements will apply when you are transferring all of the policy value to the guaranteed principal account as a conversion privilege.

Your instructions for transfer may be made in writing or you, or your agent if authorized by you, may make such changes by telephone. To do so, you may call us at 1-800-277-9244 between the hours of 8:00 a.m. and 4:30 p.m., Central time, our regular business hours. Policy owners may also submit their requests for transfer, surrender or other transactions to us by facsimile (FAX) transmission at (651) 665-4194, or by contacting us through our Internet Online Service Center.

Transfers made pursuant to a telephone call or through the internet are subject to the same conditions and procedures as would apply to written transfer requests. During periods of marked economic or market changes, you may have difficulty making a telephone or internet request due to a heavy volume of telephone calls or internet activity. In such a circumstance, you should consider submitting a written transfer request while continuing to attempt a telephone or internet transaction. We reserve the right to restrict the frequency of, or otherwise modify, condition, terminate or impose charges upon, telephone or internet transfer privileges. For more information on telephone or internet transactions, contact us.

With all telephone or internet transactions, we will employ reasonable procedures to satisfy ourselves that instructions received from policy owners are genuine and, to the extent that we do not, we may be liable for any losses due to unauthorized or fraudulent instructions. We require policy owners to identify themselves through policy numbers, social security numbers and such other information we deem reasonable. We record telephone transfer instruction conversations and we provide the policy owners with a written confirmation of the telephone or internet transfer.

The maximum amount of actual cash value to be transferred out of the guaranteed principal account to the sub-accounts of the Variable Life Account may be limited to 20 percent of the guaranteed principal account balance. Transfers to or from the guaranteed principal account may be limited to one such transfer per policy year. Neither of these restrictions will apply when you are transferring all of the policy value to the guaranteed principal account as a conversion privilege.

Transfers from the guaranteed principal account may be made by a written or telephone request or through the internet. Your request must be received by us or postmarked in the 30-day period before or after the last day of the policy year. Currently, we do not impose this time restriction. Written requests for transfers which meet these conditions will be effective after we approve and record them at our home office.

We may modify or suspend transfer privileges at any time. We reserve the right to restrict the frequency of - or otherwise modify, condition or terminate - any transfer method(s). The transfer privilege is also subject to modification if we determine, at our sole discretion, that the exercise of the transfer privilege by one or more policyowners is or would be disadvantageous to other policyowners. We will notify you in writing if your transfer privileges will be suspended or modified. The underlying funds may restrict the amounts or frequency of transfers in order to protect fund shareholders. This Policy is not designed for market timing or other frequent trading activity, and we do not accommodate or create exceptions for investors engaging in such activity. For more information on transactions related to your Policy, you may contact us at 1-800-277-9244 or contact your registered representative.

DEATH BENEFIT OPTIONS

The death benefit provided by the Policy depends upon the death benefit option you choose. You may choose one of two available death benefit options -- the CASH OPTION or the PROTECTION OPTION. If you fail to make an election, the Cash Option will be in effect. The scheduled premium for a Policy is the same no matter which death benefit option you choose. At no time will the death benefit be less than the larger of the then current face amount or the amount of insurance that could be purchased using the policy value as a net single premium.

CASH OPTION Under the Cash Option, the death benefit will be the current face amount at the time of the insured's death. The death benefit will not vary unless the policy value exceeds the net single premium for the then current face amount. At that time, the death benefit will be the greater of the face amount of the Policy or the amount of insurance which could be purchased at the date of the insured's death by using the policy value as a net single premium.

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PROTECTION OPTION  The death benefit provided by the Protection Option will vary depending on the investment experience of the allocation options you select, depending on whether there is interest credited as a result of a policy loan and the extent to which we assess lower insurance charges than those maximums derived from the 1980 Commissioners Standard Ordinary Mortality Tables.

With VAL '87, the amount of the death benefit is equal to the current face amount or, if the policy value is greater than the tabular cash value (see the description on page 16) at the date of the insured's death, the current face amount plus an additional amount of insurance which could be purchased by using that difference between values as a net single premium.

Before the policy anniversary nearest the insured's age 70, and with both VAL '95 and the Amended VAL '95 Protection Option, if you have chosen that Option, the amount of the death benefit is equal to the policy value, plus the larger of:

     (a) the then current face amount; and

     (b) the amount of insurance which could be purchased using the policy value as a net single premium.

At the policy anniversary nearest the insured's age 70, we will automatically adjust the face amount of your Policy to equal the death benefit immediately preceding the adjustment. The Protection Option of VAL '95 is only available until the policy anniversary nearest the insured's age 70; at that time we will convert the death benefit option to the Cash Option. With the Amended VAL '95 Protection Option, after the policy anniversary nearest the insured's age 70, the amount of the death benefit is equal to the current face amount or, if the policy value is greater than the tabular cash value at the date of the insured's death, the current face amount plus an additional amount of insurance which could be purchased by using that difference between values as a net single premium.

CHOOSING THE DEATH BENEFIT OPTION The different death benefit options meet different needs and objectives. If you are satisfied with the amount of your insurance coverage and wish to have any favorable policy performance reflected to the maximum extent in increasing actual cash values, you should choose the Cash Option. The Protection Option results primarily in an increased death benefit. In addition, there are other distinctions between the two options which may influence your selection. In the event of a superior policy performance, the Cash Option will result in a Policy becoming paid-up more rapidly than the Protection Option. This is because of larger cost of insurance charges under the Protection Option resulting from the additional amount of death benefit provided under that option. But under the Cash Option, favorable policy experience does not increase the death benefit unless the policy value exceeds the net single premium for the then current face amount, and the beneficiary will not benefit from any larger actual cash value which exists at the time of the insured's death because of the favorable policy experience.

You may change the death benefit option while the Policy is in force by filing a written request with us at our home office. We may require that you provide us with satisfactory evidence of the insured's insurability before we make a change to the Protection Option. The change will take effect when we approve and record it in our home office. A change in death benefit option may have federal income tax consequences. See the heading "Federal Tax Status" in this prospectus on page 40.

                                                                         Page 29
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POLICY LOANS

You may borrow from us using only your Policy as the security for the loan. THE TOTAL AMOUNT OF YOUR LOAN MAY NOT EXCEED 90 PERCENT OF YOUR POLICY VALUE. A loan taken from, or secured by a Policy, may have federal income tax consequences. See the heading "Federal Tax Status" in this prospectus on page 40.

The policy value is the actual cash value of your Policy plus any policy loan. Any policy loan paid to you in cash must be in an amount of at least $100. Policy loans in smaller amounts are allowed under the automatic premium loan provision. We will deduct interest on the loan in arrears. You may obtain a policy loan with a written request or by calling us at 1-800-277-9244 between the hours of 8:00 a.m. and 4:30 p.m., Central time, our regular business hours. If you call us you will be asked, for security purposes, for your personal identification and policy number. The Policy will be the only security required for your loan. We will determine your policy value as of the date we receive your request at our home office.

When you take a loan, we will reduce both the death benefit and the actual cash value by the amount you borrow and any unpaid interest. Unless you direct us otherwise, we will take the policy loan from your guaranteed principal account actual cash value and separate account actual cash value in the same proportion that those values bear to each other and, as to the actual cash value in the separate account, from each sub-account in the proportion that the actual cash value in such sub-account bears to your actual cash value in all of the sub-accounts. The number of units to be sold will be based upon the value of the units as of the end of the valuation period during which we receive your loan request at our home office. This amount shall be transferred to the loan account. The loan account continues to be part of the Policy in the general account. A policy loan has no immediate effect on policy value since at the time of the loan the policy value is the sum of your actual cash value and any policy loan.

The actual cash value of your Policy may decrease between premium due dates. Unfavorable investment experience and the assessment of charges could cause your separate account actual cash value to decline to zero. IF YOUR POLICY HAS INDEBTEDNESS AND NO ACTUAL CASH VALUE, THE POLICY WILL LAPSE AND THERE MAY BE ADVERSE TAX CONSEQUENCES; SEE THE FEDERAL TAX STATUS SECTION ON PAGE 40. In this event, to keep your Policy in force, you will have to make a loan repayment. We will give you notice of our intent to terminate the Policy and the loan repayment required to keep it in force. The time for repayment will be within 31 days after our mailing of the notice.

POLICY LOAN INTEREST The interest rate on a policy loan will not be more than the rate shown on page 1 of your Policy. The interest rate charged on a policy loan will not be more than that permitted in the state in which the Policy is delivered.

Policy loan interest is due:

     - on the date of the death of the insured

     - on a policy adjustment, surrender, lapse, a policy loan transaction

     - on each policy anniversary.

If you do not pay the interest on your loan in cash, your policy loan will be increased and your actual cash value will be reduced by the amount of the unpaid interest. The new loan will be subject to the same rate of interest as the loan in effect.

We will also credit interest to your Policy when there is a policy loan. Interest credits on a policy loan shall be at a rate which is not less than your policy loan interest rate minus 2 percent per year.

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

We allocate policy loan interest credits to your actual cash value as of the date of the death of the insured, on a policy adjustment, surrender, lapse, a policy loan transaction and on each policy anniversary. We allocate interest credits to the guaranteed principal account and separate account following your instructions to us for the allocation of net premiums.

Currently, the loan account credits interest, as described above, at a rate which is not less than your policy loan interest rate minus 2 percent per year. However, depending on the insured's age and the period of time that the Policy has been in force, we may credit the Policy with interest at a more favorable rate. Under our current procedures, if all the conditions are met we will credit your loan at a rate which is equal to the policy loan rate minus .75 percent per year. The conditions which must be met have to do with your age and the duration of the Policy. The insured's age must be greater than or equal to age 55 as of the last policy anniversary. The duration of the Policy, which is the number of years during which the Policy has been in force, must be greater than or equal to 10. The duration includes any period a previous policy was in effect if that previous policy was exchanged for this Policy.

Policy loans may also be used as automatic premium loans to keep your Policy in force if a premium is unpaid at the end of the grace period. If you asked for this service in your application, or if you write us and ask for this service after your Policy has been issued, we will make automatic premium loans. You can also write to us at any time and tell us you do not want this service. If you have this service and you have not paid the premium that is due before the end of the grace period, we will make a policy loan to pay the premium. Interest on such a policy loan is charged from the date the premium was due. However, in order for an automatic premium loan to occur, the amount available for a loan must be enough to pay at least a quarterly premium. If the loan value is not enough to pay at least a quarterly premium, your Policy will lapse.

POLICY LOAN REPAYMENTS If your Policy is in force, you can repay your loan in part or in full at any time before the insured's death. Your loan may also be repaid within 60 days after the date of the insured's death, if we have not paid any of the benefits under the Policy. Any loan repayment must be at least $100 unless the balance due is less than $100. We will waive this minimum loan repayment provision for loan repayments made under our automatic payment plan where loan repayments are in an amount of at least $25.

We allocate loan repayments to the guaranteed principal account until all loans from the guaranteed principal account have been repaid. Thereafter we allocate loan repayments to the guaranteed principal account or the sub-accounts of the Variable Life Account as you direct. In the absence of your instructions, we will allocate loan repayments to the guaranteed principal account actual cash value and separate account actual cash value in the same proportion that those values bear to each other and, as to the actual cash value in the separate account, to each sub-account in the proportion that the actual cash value in such sub-account bears to your actual cash value in all of the sub-accounts.

Loan repayments reduce your loan account by the amount of the loan repayment.

A policy loan, whether or not it is repaid, will have a permanent effect on the policy value because the investment results of the sub-accounts will apply only to the amount remaining in the sub-accounts. The effect could be either positive or negative. If net investment results of the sub-accounts are greater than the amount being credited on the loan, the policy value will not increase as rapidly as it would have if no loan had been made. If investment results of the sub-accounts are less than the amount being credited on the loan, the policy value will be greater than if no loan had been made.

                                                                         Page 31
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SURRENDER

You may request a surrender or partial surrender of your Policy at any time while the insured is living. The surrender value of the Policy is the actual cash value minus unpaid policy charges which are assessed against actual cash value. We determine the surrender value as of the end of the valuation period during which we receive your surrender request at our home office. You may surrender the Policy by sending us the Policy and a written request for its surrender. You may request that the surrender value be paid to you in cash or, alternatively, applied on a settlement option or to provide extended term insurance on the life of the insured.

We also permit a partial surrender of the actual cash value of the Policy in any amount of $500 or more. In addition, the amount of a partial surrender may not exceed the amount available as a policy loan. If a Policy is not paid-up, the death benefit of the Policy will be reduced by the amount of the partial surrender. If the Policy is paid-up, the death benefit will be reduced so as to retain the same ratio between the policy value and the death benefit of the Policy as existed prior to the partial surrender. With any partial surrender, we will adjust the Policy to reflect the new face amount and actual cash value and, unless otherwise instructed, the existing level of premium payments.

We are currently waiving the restriction requiring a minimum amount for a partial surrender where a partial withdrawal from a Policy, which is on stop premium, is being used to pay premiums for sub-standard risks or premiums on any benefits and riders issued as part of the Policy. Transaction fees otherwise applicable to such a partial withdrawal are also waived.

On a partial surrender, you may tell us which Variable Life Account sub-accounts from which a partial surrender is to be taken or whether it is to be taken in whole or in part from the guaranteed principal account. If you do not, we will deduct partial surrenders from your guaranteed principal account actual cash value and separate account actual cash value in the same proportion that those values bear to each other and, as to the actual cash value in the separate account, from each sub-account in the proportion that the actual cash value in such sub-account bears to your actual cash value in all of the sub-accounts. We will tell you, on request, what amounts are available for a partial surrender under your Policy.

We will pay a surrender or partial surrender as soon as possible, but not later than seven days after our receipt of your written request for surrender. However, if any portion of the actual cash value to be surrendered is attributable to a premium or nonrepeating premium payment made by non-guaranteed funds such as a personal check, we will delay mailing that portion of the surrender proceeds until we have reasonable assurance that the payment has cleared and that good payment has been collected. The amount you receive on surrender may be more or less than the total premiums paid for your Policy.

FREE LOOK

It is important to us that you are satisfied with this Policy after it is issued. If you are not satisfied with it, you may return the Policy to us or your agent by the later of:

     (1) ten days after you receive it;

     (2) 45 days after you have signed the application; or

     (3) ten days after we mail to you a notice of your right of withdrawal.

If you return the Policy, you will receive within seven days of the date we receive your notice of cancellation a full refund of the premiums you have paid.

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

If the Policy is adjusted, as described under the heading "Policy Adjustments" in this prospectus on page 15, and if the adjustment results in an increased premium, you will again have a right to examine the Policy and you may return the Policy within the time periods stated above. If you return the Policy, the requested premium adjustment will be cancelled. You will receive a refund of the additional premiums paid within seven days of the date we receive your notice of cancellation for that adjustment.

CONVERSION

So long as your Policy is in force and all scheduled premiums have been duly paid, you may convert the Policy to an adjustable life policy, with a fixed death benefit and cash values, which we may then offer. This right is in addition to your right to make described policy adjustments. For VAL '95, this conversion privilege is only available during the first 24 months from the original policy date, but comparable fixed insurance coverage can be obtained after 24 months from the original policy date by transferring all of the policy value to the guaranteed principal account and thereafter allocating all premiums to that account.

The converted Policy shall have the same face amount as is currently provided by your Policy and premiums based upon the same issue age and risk classification of the insured as stated in your Policy. The premiums and actual cash values provided by the converted Policy may be different as a result of an equitable adjustment made to reflect any variances in the premiums and cash values under the Policy and the new Policy.

POLICY CHARGES

PREMIUM CHARGES Premium charges vary depending on whether the premium is a scheduled premium or a nonrepeating premium. Generally, the word "premium" when used in this prospectus means a scheduled premium only. With VAL '87, charges for sub-standard risks are assessed against the actual cash values. With VAL '95, charges for sub-standard risks are deducted from the premium, to calculate the base premium. The SUB-STANDARD RISK CHARGE is for providing the death benefit for Policies whose mortality risks exceed the standard. With both VAL '87 and VAL '95, charges for additional agreements are shown in the Summary Fee Tables on page 3 and are deducted from the premium to calculate the base premium.

From base premiums we deduct a sales load, an underwriting charge, a premium tax charge and a face amount guarantee charge. The base premium excludes any charge deducted from the premium to provide for any additional benefits provided by rider and, in the case of VAL '95, any charge deducted for sub-standard risks.

     (1) The SALES LOAD consists of a deduction from each premium of 7 percent and it may also include a first year sales load deduction not to exceed 23 percent. The first year sales load will apply only to base premiums, scheduled to be paid in the 12 month period following the policy date, or any policy adjustment involving an increase in base premium or any policy adjustment occurring during a period when a first year sales load is being assessed. It will also apply only to that portion of an annual base premium necessary for an original issue whole life plan of insurance. In other words, for base premiums greater than this whole life premium, the amount of the base premium in excess of such whole life base premium will be subject only to the 7 percent basic sales load.

         Only adjustments that involve an increase in base premium will result in additional first year sales load being assessed on that increase in premium. If any adjustment occurs during a period when a first year sales load is being collected and the adjustment results in an increase in base premium, an additional first year sales load, not to exceed 23 percent of the increase in base premium, will be added to the uncollected portion of the first year sales load that was being collected prior to the adjustment. This total amount of first year sales load will then be collected during the 12 month period following the adjustment.

         If any adjustment occurs during the 12 month period when a first year sales load is being collected and the adjustment does not result in an increase in base premium, the first year sales load percentage not to exceed 23 percent, that was in effect prior to the adjustment is multiplied by the base premium in effect after the adjustment; this number is then multiplied by a fraction equal to the number of months remaining in the previous 12 month period divided by 12. This amount of first year sales load will then be collected during the 12 month period following the adjustment.

         All of the sales load charges are designed to average not more than 9 percent of the base premiums (in the case of a VAL '87 Policy, the base premium less any charge for sub-standard risks) over the lesser of: the life expectancy of the insured at policy issue or adjustment; or 15 years from the policy issue or adjustment; or the premium paying period. Compliance with the 9 percent ceiling will be achieved by reducing the amount of the first year sales load, if necessary. For examples of how we compute sales load charges, see Appendix A "Example of Sales Load Computations" in this prospectus on page 47.

         The sales load is designed to compensate us for distribution expenses incurred with respect to the Policies. The amount of the sales load in any policy year cannot be specifically related to sales expenses for that year. To the extent that sales expenses are not recovered from the sales load, we will recover them from our other assets or surplus including profits from mortality and expense risk charges.

         It should be noted from the above that the sales load charges are designed to be spread over time and they assume a continuation of the Policy. Early adjustment of the Policy to lower premium levels or early surrender of policy values will have the effect of increasing the portion of premium payments used for sales load charges. In addition, because a first year sales load is applied to increases in premium, a pattern of increases and decreases in premiums should be avoided.

     (2) The UNDERWRITING CHARGE currently is an amount not to exceed $5 per $1,000 of face amount of insurance. This amount may vary by the age of the insured and the premium level for a given amount of insurance. This charge is made ratably from premiums scheduled to be made during the first policy year and during the twelve months following certain policy adjustments. The underwriting charge is designed to compensate us for the administrative costs associated with issuance or adjustment of the Policies, including the cost of processing applications, conducting medical exams, classifying risks, determining insurability and risk class and establishing policy records. This charge is not guaranteed, so that on a policy adjustment the then current underwriting charge will apply to any increase in face amount which requires new evidence of insurability. In the event of a policy adjustment which results in a face amount increase and no premium, you must remit the underwriting charge attributable to the policy adjustment to us prior to the effective date of the adjustment. Otherwise we will assess the charge against your actual cash value as a transaction charge on adjustment.

     (3) The PREMIUM TAX CHARGE of 2.5 percent is deducted from each base premium. This charge is designed to cover the aggregate premium taxes we pay to state and local governments for

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

this class of policies. Currently premium taxes imposed by the states vary from ..50 percent to 4.0 percent. We do not guarantee this charge, and it may be increased in the future, but only as necessary to cover our premium tax expenses.

     (4) The FACE AMOUNT GUARANTEE CHARGE of 1.5 percent is deducted from each base premium. This charge is designed to compensate us for our guarantee that the death benefit will always be at least equal to the current face amount in effect at the time of death regardless of the investment performance of the sub-accounts in which net premiums have been invested. The face amount of a Policy at issue or adjustment and the appropriate premium therefor reflect a "tabular cash value" (defined on page 16 above) based upon an assumed annual rate of return of 4 percent. If the policy value is less than the tabular cash value at the time of death, it will not be sufficient to support the face amount of the Policy under the actuarial assumptions made in designing the Policy. The face amount guarantee is a guarantee that the face amount will be available as a death benefit notwithstanding the failure of the Policy to perform in accordance with the assumptions made in its design. Thus, even if the policy value should be less than the amount needed to pay the deductions to be made from the actual cash value on the next monthly policy anniversary, see discussion below, the Policy's guaranteed death benefit will remain in effect and the Policy will remain in force. We guarantee not to increase this charge.

NONREPEATING PREMIUMS Nonrepeating premiums are currently subject to the 2.5 percent premium tax charge but not to a sales load charge. We do not assess a face amount guarantee charge or underwriting charge against nonrepeating premiums.

ACTUAL CASH VALUE CHARGES In addition to deductions from premiums and nonrepeating premiums, we assess from the actual cash value of a Policy an administration charge, certain transaction charges and the cost of insurance charge, (and in the case of a VAL '87 Policy, any charge for sub-standard risks). These charges are as follows:

     (1) The ADMINISTRATION CHARGE is designed to cover certain of our administrative expenses, including those attributable to the records maintained for your Policy. The administration charge is $5 for each policy month. The ADMINISTRATION CHARGE is assessed if you surrender your Policy during a policy year, and equals the amount of the unpaid monthly administration charges for that policy year.

     (2) The TRANSACTION CHARGES are for expenses associated with processing transactions. There is a POLICY ADJUSTMENT TRANSACTION CHARGE of $25 for each policy adjustment (a change in premium, face amount or plan of insurance).

         If the only policy adjustment is a partial surrender, the PARTIAL SURRENDER TRANSACTION CHARGE shall be the lesser of $25 or 2 percent of the amount surrendered.

         We also reserve the right to make a TRANSFER TRANSACTION CHARGE, not to exceed $10, for each transfer of actual cash value among the guaranteed principal account and the sub-accounts of the Variable Life Account. Currently there is a $10 charge only for non-systematic transfers in excess of 12 per year.

     (3) The COST OF INSURANCE CHARGE compensates us for providing the death benefit under a Policy. The charge is calculated by multiplying the net amount at risk under your Policy by a rate which varies with the insured's age, sex, risk class, the level of scheduled premiums for a given amount of insurance, duration of the Policy and the tobacco use of the insured. The rate is guaranteed not to exceed the maximum charges for mortality derived from the 1980 Commissioners Standard Ordinary Mortality Tables. The net amount at risk is the death benefit under your Policy less your policy value. The net amount at risk varies with investment performance, payment of premiums and policy charges. Where circumstances require, we will base our rates on "unisex," rather than sex-based, mortality tables.

We assess administration and cost of insurance charges (and for a VAL '87 Policy, sub-standard risk charges, if any,) against your actual cash value on the monthly policy anniversary. In addition, we assess such charges assessed on the occurrence of the death of the insured, policy surrender, lapse or a policy adjustment.

We assess transaction charges against your actual cash value at the time of a policy adjustment or when a transfer is made. In the case of a transfer, the charge is assessed against the amount transferred.

Ordinarily, we assess charges against your guaranteed principal account actual cash value and separate account actual cash value in the same proportion that those values bear to each other and, as to the actual cash value in the separate account, from each sub-account in the proportion that the actual cash value in such sub-account bears to your actual cash value in all of the sub-accounts. However, if you instruct us in writing, we will assess the administration charge and the cost of insurance charge (and for a VAL '87 Policy, the sub-standard risk charge) against the guaranteed principal account or the sub-account(s) that you specify.

SEPARATE ACCOUNT CHARGES We assess a mortality and expense risk charge directly against the assets held in the Variable Life Account. The mortality and expense risk charge compensates us for assuming the risks that cost of insurance charges will be insufficient to cover actual mortality experience and that the other charges will not cover our expenses in connection with the Policy. We deduct the mortality and expense risk charge from Variable Life Account assets on each valuation date at an annual rate of .50 percent of the average daily net assets of the Variable Life Account.

We reserve the right to charge or make provision for any taxes payable by us with respect to the Variable Life Account or the Policies by a charge or adjustment to such assets. No such charge or provision is made at the present time.

PORTFOLIO COMPANY CHARGES Charges are deducted from and expenses paid out of the assets of the Fund Portfolio companies, as described in the prospectuses for those companies.

POLICIES ISSUED IN EXCHANGE We will waive or modify certain charges assessed against base premiums as described above in situations where our existing life insurance policy owners wish to exchange their policies for the Policies described herein. Those policy owners may do so, subject to their application for this Policy and our approval of the exchange. Under certain circumstances, we will require evidence of insurability for an exchange. A $150 EXCHANGE ADMINISTRATIVE CHARGE is currently required for the exchange.

In those situations where a Policy is issued in exchange for a current policy issued by us, we will not assess any charges, except for the administrative charge, to the existing cash values at the time they are transferred to the Policy. Subsequent premium payments, absent adjustment and unless the exchanged policy was not in force for at least one year, will not be subject to a first year sales load or underwriting charge (unless evidence of insurability has been required for the exchange) at the established face amount and the level of premiums of the exchanged policy. All other charges will apply to the Policy and premiums paid under it thereafter.

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

OTHER POLICY PROVISIONS

BENEFICIARY When we receive proof satisfactory to us of the insured's death, we will pay the death proceeds of a Policy to the beneficiary or beneficiaries named in the application for the Policy unless the owner has changed the beneficiary. In that event, we will pay the death proceeds to the beneficiary named in the last change of beneficiary request as provided below.

If a beneficiary dies before the insured, that beneficiary's interest in the Policy ends with that beneficiary's death. Only those beneficiaries who survive the insured will be eligible to share in the death proceeds. If no beneficiary survives the insured we will pay the death proceeds of this Policy to the owner, if living, otherwise to the owner's estate, or, if the owner is a corporation, to it or its successor.

You may change the beneficiary designated to receive the proceeds. If you have reserved the right to change the beneficiary, you can file a written request with us to change the beneficiary. If you have not reserved the right to change the beneficiary, the written consent of the irrevocable beneficiary will be required.

Your written request will not be effective until it is recorded in our home office. After it has been so recorded, it will take effect as of the date you signed the request. However, if the insured dies before the request has been so recorded, the request will not be effective as to those death proceeds we have paid before your request was recorded in our home office records.

PAYMENT OF PROCEEDS The amount payable as death proceeds upon the insured's death will be the death benefit provided by the Policy, plus any additional insurance on the insured's life provided by an additional benefit agreement, if any, minus any policy charges and minus any policy loans. In addition, if the Cash Option is in effect at the insured's death, we will pay to the beneficiary any part of a paid premium that covers the period from the end of the policy month in which the insured died to the date to which premiums are paid. Normally, we will pay any policy proceeds within seven days after our receipt of all the documents required for such a payment. Other than the death proceeds, which are determined as of the date of death of the insured, we will determine the amount of payment as of the end of the valuation period during which a request is received at our home office.

We reserve the right to defer policy payments, including policy loans, for up to six months from the date of your request, if such payments are based upon policy values which do not depend on the investment performance of the Variable Life Account. In that case, if we postpone a payment other than a policy loan payment for more than 31 days, we will pay you interest at 3 percent per year (4 percent for a VAL '87 Policy) for the period beyond that time that payment is postponed. For payments based on policy values which do depend on the investment performance of the Variable Life Account, we may defer payment only:

     (1) for any period during which the New York Stock Exchange is closed for trading (except for normal holiday closing); or

     (2) when the SEC has determined that a state of emergency exists which may make such payment impractical.

SETTLEMENT OPTIONS The proceeds of a Policy will be payable if the Policy is surrendered, or we receive proof satisfactory to us of the insured's death. These events must occur while the Policy is in force. We will pay the proceeds at our home office and in a single sum unless a settlement option has been selected. We will deduct any indebtedness and unpaid charges from the proceeds. Proof of any claim under this Policy must be submitted in writing to our home office.

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We will pay interest on single sum death proceeds from the date of the insured's death until the date of payment. Interest will be at an annual rate determined by us, but never less than 3 percent (4 percent for VAL '87).

The proceeds of a Policy may be paid in other than a single sum and you may, during the lifetime of the insured, request that we pay the proceeds under one of the Policy's settlement options. We may also use any other method of payment that is agreeable to both you and us. A settlement option may be selected only if the payments are to be made to a natural person in that person's own right, and if the periodic installment or interest payment is at least $20.

Each settlement option is payable in fixed amounts as described below. The payments do not vary with the investment performance of the Variable Life Account.

OPTION 1 -- INTEREST PAYMENTS

We will pay interest on the proceeds at such times and for a period that is agreeable to you and us. Withdrawals of proceeds may be made in amounts of at least $500. At the end of the period, any remaining proceeds will be paid in either a single sum or under any other method we approve.

OPTION 2 -- PAYMENTS FOR A SPECIFIED PERIOD

We will make payments for a specified number of years. The amount of guaranteed payments for each $1,000 of proceeds applied is as shown in the Policy. Monthly payments for periods not shown and current rates are available from us at your request.

OPTION 3 -- LIFE INCOME

We will make payments monthly during the lifetime of the person who is to receive the income and terminating with the last monthly payment immediately preceding that person's death. We may require proof of the age and gender of the annuitant. The amount of guaranteed payments for each $1,000 of proceeds applied is as shown in the Policy. Monthly payments for ages not shown and current rates are available from us at your request.

OPTION 4 -- PAYMENTS OF A SPECIFIED AMOUNT

We will pay a specified amount until the proceeds and interest are fully paid.

If you request a settlement option, you will be asked to sign an agreement covering the election which will state the terms and conditions of the payments. Unless you elect otherwise, a beneficiary may select a settlement option after the insured's death.

The minimum amount of interest we will pay under any settlement option is 3 percent per year (4 percent for a VAL '87 Policy). Additional interest earnings, if any, on deposits under a settlement option will be payable as we determined.

ASSIGNMENT The Policy may be assigned. The assignment must be in writing and filed at our home office. We assume no responsibility for the validity or effect of any assignment of the Policy or of any interest in it. Any proceeds which become payable to an assignee will be payable in a single sum. Any claim made by an assignee will be subject to proof of the assignee's interest and the extent of the assignment.

MISSTATEMENT OF AGE If the insured's age has been misstated, we will adjust the amount of proceeds payable under the Policy to reflect cost of insurance charges based upon the insured's correct age.

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INCONTESTABILITY  After a Policy has been in force during the insured's lifetime for two years from the original policy date, we may not contest the Policy, except for fraud or for nonpayment of premium. However, if there has been a face amount increase for which we required evidence of insurability, we may contest that increase for two years with respect to information provided at that time, during the lifetime of the insured, from the effective date of the increase.

SUICIDE If the insured, whether sane or insane, dies by suicide, within two years of the original policy date, our liability will be limited to an amount equal to the premiums paid for the Policy. If there has been a face amount increase for which we required evidence of insurability, and if the insured dies by suicide within two years from the effective date of the increase, our liability with respect to the increase will be limited to an amount equal to the premiums paid for such increase.

DIVIDENDS Each year, if your Policy is a participating policy, we will determine if this class of Policies and your Policy will share in our divisible surplus. We call your share of this participation a dividend. We do not anticipate that dividends will be declared with respect to these Policies.

Dividends, if received, may be added to your actual cash value or, if you so elect, they may be paid in cash.

We will allocate any dividend applied to actual cash value to the guaranteed principal account or to the sub-accounts of the separate account in accordance with your instructions for new premiums. In the absence of instruction, we will allocate dividends to the guaranteed principal account actual cash value and separate account actual cash value in the same proportion that those actual cash values bear to each other and, as to the actual cash value in the separate account, to each sub-account in the proportion that the actual cash value in such sub-account bears to your actual cash value in all of the sub-accounts.

REPORTS At least once each year we will send you a report. This report will include the actual cash value, the face amount and the variable death benefit as of the date of the report. It will also show the premiums paid during the policy year, policy loan activity and the policy value. We will send the report to you without cost. The information in the report will be current as of a date within two months of its mailing.

ADDITIONAL BENEFITS

You may be able to obtain additional policy benefits subject to underwriting approval. We will provide these benefits by a rider to the Policy, which may require the payment of additional premium.

WAIVER OF PREMIUM AGREEMENT The Waiver of Premium Agreement requires an additional premium and provides for the payment of policy premium in the event of the insured's disability.

POLICY ENHANCEMENT AGREEMENT AND COST OF LIVING AGREEMENT Both the Policy Enhancement Agreement and the Cost of Living Agreement provide for increases in the face amount, without evidence of insurability and help you maintain the purchasing power of the protection provided by the Policy. The Policy Enhancement Agreement requires an additional premium, but none is required for the Cost of Living Agreement. Your Policy may not contain both of these agreements.

The Policy Enhancement Agreement provides for an increase in the face amount on each policy anniversary. The face amount will be increased by a specified percent, between 3 percent and 10 percent, which you choose when you apply for this benefit.

Unless you choose the Policy Enhancement Agreement, we will issue most Policies with a Cost of Living Agreement. The Cost of Living Agreement provides for a face amount increase equal to the

                                                                         Page 39
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percentage increase in the consumer price index during the previous three years, provided that you have not made a face amount adjustment during that time.

FACE AMOUNT INCREASE AGREEMENT The Face Amount Increase Agreement requires an additional premium and provides for increases in the face amount, without evidence of insurability, at specified ages of the insured.

SURVIVORSHIP LIFE AGREEMENT The Survivorship Life Agreement requires an additional premium and allows you to purchase a specified amount of additional insurance, without evidence of insurability, at the death of another person previously designated by you.

FAMILY TERM RIDER The Family Term Rider requires an additional premium and provides a fixed amount of protection insurance on children of an insured.

EXCHANGE OF INSUREDS AGREEMENT The Exchange of Insureds requires no additional premium and allows for the transfer of existing insurance coverage to another insured within a business setting.

ACCELERATED BENEFITS AGREEMENT The Accelerated Benefits Agreement is issued without additional premium on all Policies issued to individual insureds. It allows you to receive a significant portion of your Policy's death benefit, if the insured develops a terminal condition due to sickness or injury.

The accelerated benefit will be treated as a loan, apart from the policy loan provisions described elsewhere. A receipt of amounts under the agreement may be taxable. You should seek assistance from your tax adviser.

OTHER MATTERS

FEDERAL TAX STATUS

The discussion of federal taxes is general in nature and is not intended as tax advice. Each person concerned should consult a tax adviser. This discussion is based on our understanding of federal income tax laws as they are currently interpreted. No representation is made regarding the likelihood of continuation of current income tax laws or the current interpretations of the Internal Revenue Service (the "IRS"). We have not considered any applicable state or other tax laws.

We are taxed as a "life insurance company" under the Internal Revenue Code (the "Code"). The operations of the Variable Life Account form a part of, and are taxed with, our other business activities. Currently, we pay no federal income tax on income dividends received by the Variable Life Account or on capital gains arising from the Variable Life Account's activities. The Variable Life Account is not taxed as a "regulated investment company" under the Code and it does not anticipate any change in that tax status.

Under Section 7702 of the Code, life insurance contracts such as the Policies will be treated as life insurance if certain tests are met. There is limited guidance on how these tests are to be applied. However, the IRS has issued proposed regulations that would specify what will be considered reasonable mortality charges under Section 7702. In light of these proposed regulations and the other available guidance on the application of the tests under Section 7702, we generally believe that a Policy issued on a standard risk should meet the statutory definition of a life insurance contract under Section 7702. With respect to a Policy issued on a sub-standard basis (i.e., a premium class involving higher than standard mortality risk), there is insufficient guidance to determine if such a Policy would satisfy the Section 7702 definition of a life insurance contract. If it

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is subsequently determined that a Policy does not satisfy Section 7702, we may take whatever steps are appropriate and necessary to attempt to cause such a Policy to comply with Section 7702.

In certain circumstances, owners of variable life policies may be considered the owners, for federal income tax purposes, of the assets of the separate account supporting their policies due to their ability to exercise control over those assets. Where this is the case, the contract owners will be currently taxed on income and gains attributable to the separate account assets. In Revenue Ruling 2003-91, the IRS described the circumstances under which the owner of a variable contract will not possess sufficient control over the assets underlying the contract to be treated as the owner of those assets for federal income tax purposes. Under the contracts in Rev. Rul. 2003-91, there was no arrangement, plan, contract or agreement between the policy owner and the insurance company regarding the availability of a particular investment option and other than the policy owner's right to allocate premiums and transfer funds among the available sub-accounts, all investment decisions concerning the sub-accounts were made by the insurance company or an advisor in its sole and absolute discretion.

We do not believe that the ownership rights of a Policy owner under the Policy would result in any Policy owner being treated as the owner of the assets of the Variable Life Account under Rev. Rul. 2003-91. However, we do not know whether additional guidance will be provided by the IRS on this issue and what standards may be contained in such guidance. We reserve the right to modify the Policy as necessary to attempt to prevent a Policy owner from being considered the owner of a pro rata share of the assets of the Variable Life Account.

In addition, the Code requires that the investments of the Variable Life Account be "adequately diversified" in order to treat the Policy as a life insurance contract for federal income tax purposes. We intend that the Variable Life Account, through the Funds and the Portfolios, will satisfy these diversification requirements.

The following discussion assumes that the Policy will qualify as a life insurance contract for federal income tax purposes.

On the death of the insured, we believe that the death benefit provided by the Policies will be excludable from the gross income of the beneficiary under
Section 101(a) of the Code. If you receive an accelerated benefit, that benefit may be taxable and you should seek assistance from a tax adviser.

You are not currently taxed on any part of the inside build-up of cash value until you actually receive cash from the Policy. However, taxability may also be determined by your contributions to the Policy and prior Policy activity. Depending on the circumstances, the exchange of a Policy, the receipt of a Policy in an exchange, a change in the Policy's death benefit option (e.g., a change from Cash Option to Protection Option), a policy loan, a partial surrender, a complete surrender, a change in ownership, a change of insured, an adjustment of the face amount, or an assignment of the Policy may have federal income tax consequences. If you are considering any such transactions, you should consult a tax adviser before effecting the transaction.

We also believe that policy loans will be treated as indebtedness and will not be currently taxable as income to you unless your Policy is a modified endowment contract, as described below. However, whether a modified endowment contract or not, the interest paid on policy loans will generally not be tax deductible. There may be adverse tax consequences when a Policy with a policy loan is lapsed or surrendered.

A complete surrender or partial surrender of the actual cash values of a Policy may have tax consequences. On surrender, you will not be taxed on values received except to the extent that they

                                                                         Page 41
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exceed the gross premiums paid under the Policy, reduced by any previously received excludable amounts ("cost basis"). An exception to this general rule occurs in the case of a partial withdrawal, a decrease in the face amount, or any other change that reduces benefits under the Policy in the first 15 years after the Policy is issued and that results in a cash distribution to you in order for the Policy to continue complying with the Section 7702 definitional limits. In that case, such distribution will be taxed in whole or in part as ordinary income (to the extent of any gain in the Policy) under rules prescribed in Section 7702. Finally, upon a complete surrender or lapse of a Policy or when benefits are paid at a Policy's maturity date, if the amount received plus the amount of any policy loan exceeds the total investment in the Policy, the excess will generally be treated as ordinary income, subject to tax.

It should be noted, however, that under the Code the tax treatment described above is not available for policies characterized as modified endowment contracts. In general, policies with a high premium in relation to the death benefit may be considered modified endowment contracts. The Code requires that the cumulative premiums paid on a life insurance policy during the first seven contract years not exceed the sum of the net level premiums which would be paid under a 7-pay life policy. If those cumulative premiums exceed the 7-pay life premiums, the policy is a modified endowment contract.

Modified endowment contracts are still treated as life insurance with respect to the tax treatment of death proceeds and to the extent that the inside build-up of cash value is not taxed on a yearly basis. However, any amounts you receive, such as dividends, cash withdrawals, loans and amounts received from a partial or total surrender of the contract are subject to the same tax treatment as distributions under an annuity (i.e., such distributions are generally treated as taxable income to the extent that the account value immediately before the distribution exceeds the investment in the Policy).

This tax treatment includes the 10 percent additional income tax which would be imposed on the portion of any distribution that is included in income except where the distribution or loan is made on or after the date you attain age
59 1/2, or is attributable to your becoming disabled, or as part of a series of substantially equal periodic payments for your life or the joint lives of you and your beneficiary.

The modified endowment contract provisions of the Code apply to all policies entered into on or after June 21, 1988 that fail to meet the 7-pay test described above and to a Policy that is received in exchange for a modified endowment contract. It should be noted, in addition, that a policy which is subject to a "material change" shall be treated as newly entered into on the date on which such material change takes effect. Appropriate adjustment shall be made in determining whether such a policy meets the 7-pay test by taking into account the previously existing cash surrender value. While certain adjustments described herein may result in a material change, the law provides that any cost of living increase described in regulations and based upon an established broad-based index will not be treated as a material change if any increase is funded ratably over the remaining period during which premiums are required to be paid under the Policy. To date, no regulations under this provision have been issued. The addition of the guaranteed principal account to an outstanding Policy may have federal income tax implications, e.g., whether the addition of such account causes a "material change."

In rare circumstances, if we receive and allocate your premium before its due date, your Policy will become a modified endowment contract. To prevent your Policy from becoming a modified endowment contract, we will hold your premium in a non-interest bearing account until its due

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

date, at which time we will allocate your premium to the guaranteed principal account or sub-accounts of the Variable Life Account.

If a Policy becomes a modified endowment contract, distributions that occur during the policy year it becomes a modified endowment contract and any subsequent policy year will be taxed as distributions from a modified endowment contract. Distributions from a Policy within two years before it becomes a modified endowment contract will also be taxed in this manner. This means that a distribution made from a Policy that is not a modified endowment contract could later become taxable as a distribution from a modified endowment contract.

Due to the Policy's flexibility, classification of a Policy as a modified endowment contract will depend upon the circumstances of each Policy. Accordingly, a prospective policy owner should contact a tax adviser before purchasing a Policy to determine the circumstances under which the Policy would be a modified endowment contract. You should also contact a tax adviser before paying any nonrepeating premiums or making any other change to, including an exchange of, a Policy to determine whether such premium or change would cause the Policy (or the new Policy in the case of an exchange) to be treated as a modified endowment contract.

Under the Code, all modified endowment contracts, issued by us (or an affiliated company) to the same policy owner during any calendar year will be treated as one modified endowment contract for purposes of determining the amount includable in gross income under Section 72(e) of the Code. Additional rules may be promulgated under this provision to prevent avoidance of its effects through serial contracts or otherwise. A life insurance policy received in exchange for a modified endowment contract will also be treated as a modified endowment contract.

Federal estate and state and local estate, inheritance, and other tax consequences of ownership or receipt of Policy proceeds depend upon the circumstances of each policy owner or beneficiary. A tax adviser should be consulted for further information.

The Policies may be used in various arrangements, including nonqualified deferred compensation or salary continuance plans, split dollar insurance plans, executive bonus plans, retiree medical benefit plans and others. The tax consequences of such plans may vary depending on the particular facts and circumstances of each individual arrangement. Therefore, if you are contemplating the use of such Policies in any arrangement the value of which depends in part on its tax consequences, you should be sure to consult a tax adviser regarding the tax attributes of the particular arrangement. Moreover, in recent years, Congress has adopted new rules relating to corporate owned life insurance. The IRS has recently issued guidance on split dollar insurance plans. A tax adviser should be consulted with respect to this new guidance if you have purchased or are considering the purchase of a Policy for a split dollar insurance plan. Any business contemplating the purchase of a new life insurance contract or a change in an existing contract should consult a tax adviser. There may also be an indirect tax upon the income in the Policy or the proceeds of a Policy under the federal corporate alternative minimum tax, if the policy owner is subject to that tax.

It should be understood that the foregoing description of the federal income tax consequences under the Policies is not exhaustive and that special rules are provided with respect to situations not discussed. Statutory changes in the Code, with varying effective dates, and regulations adopted thereunder may also alter the tax consequences of specific factual situations. Due to the complexity of the applicable laws, a person contemplating the purchase of a variable life insurance policy or exercising elections under such a policy should consult a tax adviser.

At the present time, we make no charge to the Variable Life Account for any federal, state or local taxes that we incur that may be attributable to such Account or to the Policies. We, however,

                                                                         Page 43
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reserve the right in the future to make a charge for any such tax or other economic burden resulting from the application of the tax laws that we determine to be properly attributable to the Variable Life Account or the Policies.

VOTING RIGHTS

We will vote the Fund shares held in the various sub-accounts of the Variable Life Account at regular and special shareholder meetings of the Funds in accordance with your instructions. If, however, the 1940 Act or any regulation thereunder should change and we determine that it is permissible to vote the Fund shares in our own right, we may elect to do so. The number of votes as to which you have the right to instruct will be determined by dividing your Policy's actual cash value in a sub-account by the net asset value per share of the corresponding Fund portfolio. Fractional shares will be counted. The number of votes as to which you have the right to instruct will be determined as of the date coincident with the date established by the Funds for determining shareholders eligible to vote at the meeting of the Funds. Voting instructions will be solicited in writing prior to such meeting in accordance with procedures established by the Funds. We will vote Fund shares held by the Variable Life Account as to which no instructions are received in proportion to the voting instructions which are received from policy owners with respect to all Policies participating in the Variable Life Account. Each policy owner having a voting interest will receive proxy material, reports and other material relating to the Funds.

We may, when required by state insurance regulatory authorities, disregard voting instructions if the instructions require that shares be voted so as to cause a change in subclassification or investment policies of the Funds or approve or disapprove an investment advisory contract of the Funds. In addition, we may disregard voting instructions in favor of changes in the investment policies or the investment advisers of the Funds if we reasonably disapprove of such changes. A change would be disapproved only

     - if the proposed change is contrary to state law or disapproved by state regulatory authorities on a determination that the change would be detrimental to the interests of policy owners or

     - if we determined that the change would be inconsistent with the investment objectives of the Funds or would result in the purchase of securities for the Funds which vary from the general quality and nature of investments and investment techniques utilized by other separate accounts created by us or any of our affiliates which have similar investment objectives.

In the event that we disregard voting instructions, a summary of that action and the reason for such action will be included in your next semi-annual report.

DISTRIBUTION OF POLICIES

The Policies will be sold by our state licensed life insurance agents who are also registered representatives of Securian Financial Services, Inc. ("Securian Financial") or of other broker-dealers who have entered into selling agreements with Securian Financial. Securian Financial acts as principal underwriter for the Policies. Both Securian Financial and Minnesota Life are wholly-owned subsidiaries of Securian Financial Group, Inc., which is a second-tier subsidiary of a mutual insurance holding company called Minnesota Mutual Companies, Inc.

Securian Financial, whose address is 400 Robert Street North, St. Paul, Minnesota 55101-2098, is a registered broker-dealer under the Securities Exchange Act of 1934 and a member of the National Association of Securities Dealers, Inc. Securian Financial was incorporated in 1984 under the laws

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of the State of Minnesota. The Policies are sold in the states where their sale is lawful. The insurance underwriting and the determination of a proposed insured's risk classification and whether to accept or reject an application for a Policy is done in accordance with our rules and standards.

Commissions to registered representatives of Securian Financial on the sale of Policies include: up to 50 percent of gross premium in the first policy year; up to 6 percent of the gross premium in policy years two through ten; up to 2 percent in policy years thereafter; and 0 percent of nonrepeating premiums. This description of commissions shows the amount of commissions payable under the Variable Adjustable Life Insurance Policy for plans of insurance described as protection and whole life insurance plans. The commissions payable on premiums received for plans described as greater than whole life plans will differ from the percentages shown above, as a first year commission will be paid only on such amounts as we may classify as a first year premium, based upon a whole life premium per $1,000 of face amount and a Policy face amount of $100,000. On premiums received in excess of that amount we will pay commissions at a rate of 4 percent.

In addition, Securian Financial or we will pay, based uniformly on the sales of insurance policies by registered representatives of Securian Financial, credits which allow those registered representatives who are responsible for sales of the Policies to attend conventions and other meetings sponsored by us or our affiliates for the purpose of promoting the sale of insurance and/or investment products offered by us and our affiliates. Such credits may cover the registered representatives' transportation, hotel accommodations, meals, registration fees and the like. We may also pay registered representatives additional amounts based upon their production and the persistency of life insurance and annuity business placed with us. Finally, the underwriter also receives amounts from the Fund for services provided under a 12b-1 plan of distribution. For providing these distribution services, the underwriter receives a fee of .25 percent of the average daily net assets of those Portfolios of the Fund which have a 12b-1 fee.

LEGAL PROCEEDINGS

As an insurance company, we are ordinarily involved in litigation. We are of the opinion that such litigation is not material with respect to the Policies or the Variable Life Account.

REGISTRATION STATEMENT

We have filed with the Securities and Exchange Commission a Registration Statement under the Securities Act of 1933, as amended, with respect to the Policies offered hereby. This prospectus does not contain all the information set forth in the registration statement and amendments thereto and the exhibits filed as a part thereof, to all of which reference is hereby made for further information concerning the Variable Life Account, Minnesota Life, and the Policies. Statements contained in this prospectus as to the contents of Policies and other legal instruments are summaries, and reference is made to such instruments as filed.

                                                                         Page 45
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SPECIAL TERMS

As used in this prospectus, the following terms have the indicated meanings:

Actual Cash Value: the value of your Variable Life Account and guaranteed principal account interest under a Policy. It is composed of a Policy's interest in the guaranteed principal account and in one or more sub-accounts of the Variable Life Account. The interest in each is valued separately. For each Variable Life Account sub-account, the value is determined by multiplying the current number of sub-account units credited to a Policy by the current sub-account unit value. Actual cash value does not include the loan account.

Attained Age: your issue age plus the number of policy anniversaries during which the Policy has been in force.

Base Premium: the premium less any amount deducted from the premium for additional benefits and, for VAL '95, for sub-standard risks.

Code:  the Internal Revenue Code of 1986, as amended.

Funds: the mutual funds or separate investment portfolios within series mutual funds which we have designated as an eligible investment for the Variable Life Account.

Guaranteed Principal Account: the portion of the general account of Minnesota Life which is attributable to Policies of this class, exclusive of policy loans. It is not a separate account or a division of the general account.

Issue Age:  your age as of your nearest birthday as of the Policy date.

Loan Account: the portion of the general account attributable to policy loans under Policies of this type. The loan account balance is the sum of all outstanding loans under this Policy.

Net Single Premium: the amount of money necessary, at the insured's attained age, to pay for all future guaranteed cost of insurance charges for the entire lifetime of the insured, or for the coverage period in the case of extended term insurance, without the payment of additional premium. This determination shall assume that the current face amount of the Policy will remain constant and that the Policy will perform at its assumed rate of return.

Nonrepeating Premium: a payment made to this Policy in addition to its scheduled payments.

Paid-Up: the status of the Policy when its policy value is such that no further premiums are required to provide the death benefit.

Policy Owner:  the owner of a Policy.

Policy Value:  the actual cash value of a Policy plus any policy loan.

Policy Year: a period of one year beginning with the policy date or a policy anniversary.

Premium:  a scheduled payment required for this Policy.

Valuation Date:  each date on which a Fund Portfolio is valued.

Valuation Period: the period between successive valuation dates measured from the time of one determination to the next.

Variable Life Account: a separate investment account called the Minnesota Life Variable Life Account, where the investment experience of its assets is kept separate from our other assets.

We, Our, Us:  Minnesota Life Insurance Company.

You, Your:  the policy owner.

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APPENDIX A

EXAMPLE OF SALES LOAD COMPUTATION


As an example of the method we use to compute sales load, assume a protection type plan where the annual base premium is $1,000 and where the premium paying period, prior to any reduction in face amount, is 20 years. The insured is a male, age 35 with a life expectancy of 38 years. As premiums are paid in each year, we will assess a basic sales load of 7 percent or $70 in each year. Also, as premiums are paid in the first year, we will assess a first year sales load of 23 percent or $230. Therefore, in the first year the sales load charges will total $300 or 30 percent ($300 / $1,000), and over the 15 year period from policy issue sales load charges will total $1,280 or 8.54 percent ($1,280 / $15,000).


Compliance with the 9 percent limitation will be achieved by reducing the first year sales load, if necessary. For example, consider a Policy with a protection type plan where the annual base premium is $1,000 and where the premium paying period prior to any reduction in face amount is 20 years. Further assume that the insured is a male, age 72 at issue, with a life expectancy of 9 years. In this case, the first year sales load must be reduced so that the total sales load will not exceed 9 percent over the life expectancy of the insured. As premiums are paid in each year we will assess the basic sales load of 7 percent, or $70, but the first year sales load applicable to premiums paid in the first year will be reduced from 23 percent to 18 percent, or $180. Therefore, in the first year the sales load charges will total $250 or 25 percent ($250 / $1,000), and over the period of the insured's life expectancy sales load charges will total $810 or 9 percent ($810 / $9,000).


As an example of the method we use to assess sales load when an adjustment occurs during a period in which a first year sales load is being collected, consider a Policy where an adjustment is made after one-half of the first annual premium is paid. Assume that the premium is $1,000 annually as in the example above and further assume that the premiums are being paid on a monthly basis, $83.33 per month. As premiums are paid in each year we will assess a basic sales load of 7 percent of premiums received or $70 in that year. A first year sales load, taken in addition to the basic sales load, would also be assessed in a total amount of $230. Now assume an adjustment is made, after the payment of six monthly premiums, and that the premium is increased from $1,000 to $1,200. Both before and after the adjustment we will continue to assess a basic sales load of 7 percent of the premiums received. However, since only one-half of the first year sales load of $230 has been collected, a first year sales load of $115 remains to be collected. The $200 increase in premium will also be assessed a first year sales load of 23 percent, or $46. Both are added together and will be collected in the 12 months following the adjustment. Therefore, after the adjustment of the premium to a $1,200 amount, and assuming that premiums continue to be paid on a monthly basis, each monthly premium of $100 will be subjected to a total sales load amount of $20.42, consisting of $7 of basic sales load, and $13.42 of first year sales load.

STATEMENT OF ADDITIONAL INFORMATION

A Statement of Additional Information, with the same date, containing further information about Minnesota Life Variable Life Account and the variable life policy is available without charge from us at your request. It has been filed with the SEC and is incorporated by reference into this prospectus. In addition, you may order a personalized illustration of death benefits, cash surrender values, and cash values, without charge, from us. To request a Statement of Additional Information, a personalized illustration or any information about your Policy call us at 1-800-277-9244 or write to us at: Minnesota Life Insurance Company at 400 Robert Street North, Saint Paul, Minnesota 55101.

Information about Minnesota Life Variable Life Account (including the Statement of Additional Information) can be reviewed and copied at the Securities and Exchange Commission's Public Reference Room in Washington, DC (information on the operation of the Public Reference Room may be obtained by calling the SEC at 1-202-942-8090) or at the SEC's website, http://www.sec.gov. Copies of this information may be obtained, upon payment of a duplicating fee, by writing the Public Reference Section of the Commission, 450 Fifth Street, NW, Washington, DC, 20549-0102. You can also call the SEC at 1-202-942-8090.

The table of contents for the Statement of Additional Information is as follows:
       General Information and History
       Additional Information About Operation of Contracts and Registrant Underwriters
       Additional Information About Charges
       Performance Data
       Illustrations
       Financial Statements
Investment Company Act Number 811-4585

                      MINNESOTA LIFE VARIABLE LIFE ACCOUNT
                           (Exact Name of Registrant)

                        Minnesota Life Insurance Company
                               (Name of Depositor)

                             400 Robert Street North
                           Saint Paul, Minnesota 55101
              (Address of Depositor's Principal Executive Offices)

                                 1-651-665-3500
               (Depositor's Telephone Number, including Area Code)

                               Dennis E. Prohofsky
             Executive Vice President, General Counsel and Secretary
                        Minnesota Life Insurance Company
                             400 Robert Street North
                         St. Paul, Minnesota 55101-2098
                     (Name and Address of Agent for Service)

                                    Copy to:
                              J. Sumner Jones, Esq.
                              Dykema Gossett PLLC
                                Franklin Square
                                 Suite 300 West
                                1300 I Street NW
                             Washington, D.C. 20005

                       Statement of Additional Information

          The date of this document and the prospectus is: April 30, 2004

This Statement of Additional Information is not a prospectus. Much of the information contained in this Statement of Additional Information expands upon subjects discussed in the prospectus. Therefore, this Statement should be read in conjunction with the Funds' current prospectuses, bearing the same date, which may be obtained by calling Minnesota Life Insurance Company at 1-800-277-9244, or writing to Minnesota Life at 400 Robert Street North, Saint Paul, Minnesota 55101. Defined terms as used in the prospectus and the Policy are incorporated into this Statement of Additional Information.

Table of Contents

General Information and History
Additional Information About Operation of Contracts and Registrant
Underwriters
Additional Information About Charges
Performance Data
Illustrations
Financial Statements

GENERAL INFORMATION AND HISTORY

We are Minnesota Life Insurance Company ("Minnesota Life"), a life insurance company organized under the laws of Minnesota. Minnesota Life was formerly known as The Minnesota Mutual Life Insurance Company ("Minnesota Mutual"), a mutual life insurance company organized in 1880 under the laws of Minnesota. Effective October 1, 1998, Minnesota Mutual reorganized by forming a mutual insurance holding company named "Minnesota Mutual Companies, Inc." Minnesota Mutual continued its corporate existence following conversion to a Minnesota stock life insurance company named "Minnesota Life Insurance Company". All of the shares of the voting stock of Minnesota Life are owned by a second tier intermediate stock holding company named "Securian Financial Group, Inc.", which in turn is a wholly-owned subsidiary of a first tier intermediate stock holding company named "Securian Holding Company", which in turn is a wholly-owned subsidiary of the ultimate parent, Minnesota Mutual Companies, Inc.

Our home office is at 400 Robert Street North, St. Paul, Minnesota 55101-2098, telephone: (651) 665-3500. We are licensed to conduct life insurance business in all states of the United States (except New York where we are an authorized reinsurer), the District of Columbia, Canada, Puerto Rico and Guam.

VARIABLE LIFE ACCOUNT

A separate account, called the Minnesota Life Variable Life Account ("Variable Life Account"), was established on October 21, 1985, by our Board of Trustees in accordance with certain provisions of the Minnesota insurance law. The separate account is registered as a "unit investment trust" with the Securities and Exchange Commission ("SEC") under the Investment Company Act of 1940 ("1940 Act"). Registration under the Act does not signify that the SEC supervises the management, or the investment practices or policies, of the Variable Life Account. The separate account meets the definition of a "separate account" under the federal securities laws.

We are the legal owner of the assets in the Variable Life Account. The obligations to policy owners and beneficiaries arising under the Policies are general corporate obligations of Minnesota Life and thus our general assets back the Policies. The Minnesota law under which the Variable Life Account was established provides that the assets of the Variable Life Account shall not be chargeable with liabilities arising out of any other business which we may conduct, but shall be held and applied exclusively to the benefit of the holders of those variable life insurance policies for which the separate account was established. The investment performance of the Variable Life Account is entirely independent of both the investment performance of our general account and of any other separate account which we may have established or may later establish.

The Variable Life Account currently has forty-nine sub-accounts to which you may allocate premiums. Each sub-account invests in shares of a corresponding Portfolio of the Funds.

ADDITIONAL INFORMATION ABOUT OPERATION OF CONTRACTS AND REGISTRANT

Minnesota Life provides accounting oversight, financial reporting, legal and other administrative services. Prior to April 1, 2003, Minnesota Life provided additional accounting and administrative services which are now performed by State Street Bank and Trust Company. However, Minnesota Life continues to oversee State Street's performance of these services.

UNDERWRITERS

The Policies are a continuous offering and will be sold by state licensed life insurance producers who are also registered representatives of Securian Financial Services, Inc. ("Securian Financial") or of other broker-dealers who have entered into selling agreements with Securian Financial. Securian Financial acts as principal underwriter for the Policies. Both Securian Financial and Minnesota Life are wholly-owned subsidiaries of Securian Financial Group, Inc., which is a second-tier subsidiary of a mutual insurance holding company called Minnesota Mutual Companies, Inc.

Securian Financial Services, Inc., whose address is 400 Robert Street North, St. Paul, Minnesota 55101-2098, is a registered broker-dealer under the Securities Exchange Act of 1934 and a member of the National Association of Securities Dealers, Inc. Securian Financial was incorporated in 1984 under the laws of the State of Minnesota. The Policies are sold in the states where their sale is lawful.

Commissions to registered representatives of Securian Financial on the sale of Policies include: up to 50 percent of gross premium in the first policy year; up to 6 percent of the gross premium in policy years two through ten; up to 2 percent in policy years thereafter; and 0 percent of nonrepeating premiums. This description of commissions shows the amount of commissions payable under the Variable Adjustable Life Insurance Policy for plans of insurance described as protection and whole life insurance plans. The commissions payable on premiums received for plans described as greater than whole life plans will differ from the percentages shown above, as a first year commission will be paid only on such amounts as we may classify as a first year premium, based upon a whole life premium per $1,000 of face amount and a Policy face amount of $100,000. On premiums received in excess of that amount we will pay commissions at a rate of 4 percent. Amounts paid by Minnesota Life to the underwriters of the Policies during 2003, 2002 and 2001 were $51,402,568, $52,341,391 and $59,269,847, respectively, which include amounts paid for other contracts issued through the Variable Life Account.

In addition, Securian Financial or we will pay, based uniformly on the sales of insurance policies by registered representatives of Securian Financial, credits which allow those registered representatives who are responsible for sales of the Policies to attend conventions and other meetings sponsored by us or our affiliates for the purpose of promoting the sale of insurance and/or investment products offered by us and our affiliates. Such credits may cover the registered representatives' transportation, hotel accommodations, meals, registration fees and the like. We may also pay registered representatives additional amounts based upon their production and the persistency of life insurance and annuity business placed with us. Finally, the underwriter also receives amounts from the Fund for services provided under a 12b-1 plan of distribution. For providing these distribution services, the underwriter receives a fee of .25 percent of the average daily net assets of those Portfolios of the Fund which have a 12b-1 fee.

ADDITIONAL INFORMATION ABOUT CHARGES

A.  Sales Load

The sales load consists of a deduction from each premium of 7 percent and it may also include a first year sales load deduction not to exceed 23 percent. The first year sales load will apply only to base premium, scheduled to be paid in the 12 month period following the policy date, or any policy adjustment involving an increase in base premium or any policy adjustment occurring during a period when a first year sales load is being assessed. All of the sales load charges are designed to average not more than 9 percent of the base premiums over the lesser of: the life expectancy of the insured at policy issue or adjustment; or 15 years from the policy issue or adjustment; or the premium paying period. Compliance with the 9 percent ceiling will be achieved by reducing the amount of the first year sales load, if necessary.

B.  Special Purchase Plans

We will waive or modify certain charges assessed against base premiums in situations where our existing life insurance policy owners wish to exchange their policies for the Policies described in the prospectus. In those situations, we will not assess any charges except for the administrative charge to the existing cash values at the time they are transferred to the Policy. After the exchange, premium payments will not be subject to a first year sales load or underwriting charge on the existing face amount and premium level, unless evidence of insurability was required for the exchange.

C.  Underwriting Procedures

We require proof of insurability for policy issue and all adjustments resulting in an increase in face amount or other changes that result in an increase in the net amount at risk in the Policy. Proof of insurability and classification for cost of insurance charges are determined by our underwriting rules and procedures which utilize factors such as age, sex, health and occupation. Persons who present a lower mortality risk are charged the most favorable cost of insurance rates. Requirements may be waived or modified for Policies issued in exchange for existing policies, for Policies issued as a result of conversion from existing Policies, or face amount increases pursuant to an additional benefit agreement.

For VAL'87 Policies, the basis for the mortality charges guaranteed in the Policies are determined by the sex and age of the insured and are based on the 1980 CSO sex distinct age nearest birthday mortality tables. For VAL'95 Policies, the basis for the mortality charges guaranteed in the Policies are determined by the sex, tobacco habits and age of the insured and are based on the 1980 CSO sex and smoker distinct age nearest birthday mortality tables. In instances where the insurance is required to be provided on a unisex basis, the guaranteed mortality charges are based on the 1980 CSO Unisex Table B.

D.  Increases in Face Amount

An increase in face amount is a policy adjustment and is subject to a $25 transaction charge. An increase in face amount is also subject to an underwriting charge not to exceed $5 per $1,000 of face amount of increase. This charge is made against premiums in the 12 months following the policy adjustment.

PORTFOLIO PERFORMANCE AND HISTORICAL POLICY VALUES

MINNESOTA LIFE VARIABLE ADJUSTABLE LIFE REPORT FOR PERIODS ENDING FEBRUARY 29, 2004

Variable Adjustable Life policy is issued by Minnesota Life, and its policy values may be invested in our separate account called the Minnesota Life Variable Life Account.

The Policy is a scheduled premium life insurance policy which offers guaranteed insurance protection and the opportunity for long-term accumulation of cash values through the investment options below and a guaranteed principal account.

PORTFOLIO PERFORMANCE

The performance data shown below reports performance in two different ways. The Average Annual Total Return shows a rolling average return for various periods: year-to-date, 1 year, 3 years, 5 years, 10 years and from inception. The Calendar Year Returns show total return on a calendar year basis.

Total returns quoted below reflect the Funds' expenses and investment gains and losses, as well as the mortality and expense risk charge. They do not, however, take into account the deduction of policy charges taken against a Policy's premiums and cash values or the fees and expenses reduced or absorbed by certain portfolios. If these charges, fees or expenses were included, the returns below would be lower.



                                                       Average Annual Total Returns for Periods Ending February 29, 2004
                                                -------------------------------------------------------------------------------
                                                Year to       1          3           5           10        From       Inception
Sub-Account Options                              Date       Year        Year        Year        Year     Inception     Date(1)
-------------------                             -------     -----       -----       ----        -----    ----------   ---------
ADVANTUS
Advantus Bond(A)                                 1.99        5.04        7.11        6.44        6.11        7.13     06/01/1987
Advantus Index 400 Mid-Cap(A,4)                  4.34       47.69        6.52       11.01         N/A       10.58     05/01/1998
Advantus Index 500(A,4)                          3.11       37.21       (1.94)      (1.03)      10.21        9.68     06/01/1987
Advantus International Bond(A,9,12)             (0.33)      15.48       10.92        5.73         N/A        6.37     05/01/1998
Advantus Money Market(A,3)                       0.01        0.07        1.09        2.60        3.48        4.12     06/01/1987
Advantus Mortgage Securities(A,6)                1.60        3.71        6.52        7.04        6.77        7.67     06/01/1987
Advantus Real Estate Sec(A,7)                    6.53       51.38       21.66       17.22         N/A       10.81     05/01/1998
AIM INVESTMENTS
AIM VI Aggressive Grth Srs II(B)                 3.99         N/A         N/A         N/A         N/A       29.63     05/01/2003
AIM VI Balanced Srs II(B)                        3.64         N/A         N/A         N/A         N/A       17.22     05/01/2003
AIM VI Dent Dem Trends Srs II(B)                 4.54         N/A         N/A         N/A         N/A       31.64     05/01/2003
AIM VI Premier Equity Srs II(B)                  1.91         N/A         N/A         N/A         N/A       20.80     05/01/2003
AMERICAN CENTURY(R) VARIABLE PORTFOLIOS, INC.
Am Century VP Inc & Gro Cl II(C)                 3.58         N/A         N/A         N/A         N/A       28.81     05/01/2003
Am Century VP Ultra Cl II(C)                     3.63         N/A         N/A         N/A         N/A       22.93     05/01/2003
Am Century VP Value Cl II(C)                     4.16         N/A         N/A         N/A         N/A       30.33     05/01/2003
CREDIT SUISSE
Credit Suisse Glo Post-Vent(D,9,11)              6.48       67.28       (6.64)        N/A         N/A      (14.35)    05/01/2000
FIDELITY
Fidelity VIP Contrafund(R) SC2(E)                3.10       37.44        4.01         N/A         N/A       (0.54)    02/01/2000
Fidelity VIP Equity-Income SC2(E)                2.99       41.52        1.80         N/A         N/A        3.84     02/01/2000
Fidelity VIP Mid Cap SC2(E)                      4.67       49.08        9.90         N/A         N/A       11.84     02/01/2000
FRANKLIN TEMPLETON
Franklin Lg Cap Gwth Sec(F)                      3.60         N/A         N/A         N/A         N/A       25.44     05/01/2003
Franklin Small Cap Fund(F,8)                     2.67       47.04       (1.47)        N/A         N/A       (8.81)    05/01/2000
Mutual Shares Securities Fund(F,10)              3.54         N/A         N/A         N/A         N/A       24.96     05/01/2003
Templeton Developing Mkts Sec(F,9)               6.83       65.58       13.43       10.04         N/A        5.72     05/31/1998
Templeton Global Asset Alloc(F,9)                4.05       41.20        5.87         N/A         N/A        4.19     05/01/2000

                                                       Average Annual Total Returns for Periods Ending February 29, 2004
                                                --------------------------------------------------------------------------------
                                                Year to       1          3           5           10        From       Inception
Sub-Account Options                              Date       Year        Year        Year        Year     Inception     Date(1)
-------------------                             -------     -----       -----       ----        -----    ----------   ----------
JANUS
Janus Aspen Balanced - SS(G)                      1.60        N/A        N/A          N/A         N/A       11.75     05/01/2003
Janus Aspen Cap App - SS(G,16)                    4.12      29.47      (3.53)         N/A         N/A       (9.37)    02/01/2000
Janus Aspen Int'l Grwth - SS(G,9)                 6.16      54.85      (4.50)         N/A         N/A       (9.48)    02/01/2000
MFS
MFS Investors Growth Series(H)                    2.95        N/A        N/A          N/A         N/A       18.89     05/01/2003
MFS Mid Cap Growth Series(H)                      6.94        N/A        N/A          N/A         N/A       37.11     05/01/2003
MFS New Discovery Series(H,8)                     4.61        N/A        N/A          N/A         N/A       34.15     05/01/2003
MFS Value Series(H)                               3.09        N/A        N/A          N/A         N/A       26.93     05/01/2003
OPPENHEIMER FUNDS
Oppenheimer Capital App(I)                        2.03        N/A        N/A          N/A         N/A       26.47     05/01/2003
Oppenheimer High Income - SS(I,17)                0.85        N/A        N/A          N/A         N/A       12.35     05/01/2003
Oppenheimer Int'l Growth - SS(J,9)                3.37        N/A        N/A          N/A         N/A       53.29     05/01/2003
PUTNAM
Putnam VT Growth and Income(K)                    3.62        N/A        N/A          N/A         N/A       28.38     05/01/2003
Putnam VT International Eq (K,9,13)               3.65        N/A        N/A          N/A         N/A       32.29     05/01/2003
Putnam VT New Opportunities(K)                    3.73        N/A        N/A          N/A         N/A       28.60     05/01/2003
Putnam VT New Value(K)                            3.98        N/A        N/A          N/A         N/A       35.00     05/01/2003
Putnam VT Voyager(K)                              2.23        N/A        N/A          N/A         N/A       20.84     05/01/2003
WADDELL & REED
W&R Target Asset Strategy(L)                      1.62        N/A        N/A          N/A         N/A        7.67     09/22/2003
W&R Target Balanced(L,14)                         1.80      24.56       1.19        (0.19)       6.68        7.88     06/01/1987
W&R Target Core Equity(L,14)                     (0.19)     25.33      (6.20)       (4.40)        N/A       (1.27)    05/01/1998
W&R Target Growth(L,14)                           1.54      30.27      (6.56)       (6.82)       5.63        7.03     06/01/1987
W&R Target International(L,9)                     3.32        N/A        N/A          N/A         N/A       16.74     09/22/2003
W&R Target International II(L,9,14)               5.72      66.10       4.83         6.77        7.70        9.29     05/02/1992
W&R Target Micro Cap Growth(L,8,14)               3.56      78.36      (5.11)        9.23         N/A        7.17     05/01/1998
W&R Target Science and Technology(L,15)           5.54        N/A        N/A          N/A         N/A       16.30     09/22/2003
W&R Target Small Cap Growth(L,8,14)               4.07      58.82       0.82         4.45        5.67        6.90     05/03/1993
W&R Target Small Cap Value(L,8,14)                3.39      66.35      10.40        14.56         N/A        8.85     05/01/1998
W&R Target Value(L,14)                            3.75      37.19       0.72         0.01         N/A        7.81     05/02/1994

                                                                        Calendar Year Returns
                                    ---------------------------------------------------------------------------------------------
Sub-Account Options                 2003        2002       2001      2000     1999     1998     1997    1996       1995     1994
-------------------                ------      ------     ------     -----   ------    -----    ----    -----      -----    -----
ADVANTUS
Advantus Bond(A)                     4.83        9.95       7.36      9.89    (3.21)    5.55     8.88    2.45      19.15    (5.03)
Advantus Index 400 Mid(Cap(A,4)     33.92      (15.46)     (1.56)    15.47    15.39      N/A      N/A     N/A        N/A      N/A
Advantus Index 500(A,4)             27.41      (22.75)    (12.69)    (9.84)   19.68    27.35    31.70   21.04      36.15     0.67
Advantus International
  Bond(A,9,12)                      19.65       17.35      (2.00)     0.91    (8.27)     N/A      N/A     N/A        N/A      N/A
Advantus Money Market(A,3)           0.11        0.78       3.27      5.41     4.18     4.46     4.61    4.43       4.90     3.18
Advantus Mortgage Securities(A,6)    3.64        9.11       8.43     11.24     1.48     6.04     8.60    4.73      17.42    (3.86)
Advantus Real Estate Sec(A,7)       41.50        6.43       9.49     24.99    (4.36)     N/A      N/A     N/A        N/A      N/A
AIM INVESTMENTS
AIM VI Aggressive Grth Srs II(B)      N/A         N/A        N/A       N/A      N/A      N/A      N/A     N/A        N/A      N/A
AIM VI Balanced Srs II(B)             N/A         N/A        N/A       N/A      N/A      N/A      N/A     N/A        N/A      N/A
AIM VI Dent Dem Trends Srs II(B)      N/A         N/A        N/A       N/A      N/A      N/A      N/A     N/A        N/A      N/A
AIM VI Premier Equity Srs II(B)       N/A         N/A        N/A       N/A      N/A      N/A      N/A     N/A        N/A      N/A
AMERICAN CENTURY(R)
  VARIABLE PORTFOLIOS, INC.
Am Century VP Inc & Gro Cl II(C)      N/A         N/A        N/A       N/A      N/A      N/A      N/A     N/A        N/A      N/A
Am Century VP Ultra Cl II(C)          N/A         N/A        N/A       N/A      N/A      N/A      N/A     N/A        N/A      N/A
Am Century VP Value Cl II(C)          N/A         N/A        N/A       N/A      N/A      N/A      N/A     N/A        N/A      N/A
CREDIT SUISSE
Credit Suisse Glo
  Post-Vent(D,9,11)                 46.92      (34.49)    (28.99)      N/A      N/A      N/A      N/A     N/A        N/A      N/A
FIDELITY
Fidelity VIP Contrafund(R) SC2(E)   27.56      (10.06)    (12.91)      N/A      N/A      N/A      N/A     N/A        N/A      N/A
Fidelity VIP Equity-Income SC2(E)   29.38      (17.57)     (5.70)      N/A      N/A      N/A      N/A     N/A        N/A      N/A
Fidelity VIP Mid Cap SC2(E)         37.56      (10.47)     (4.00)      N/A      N/A      N/A      N/A     N/A        N/A      N/A
FRANKLIN TEMPLETON
Franklin Lg Cap Gwth Sec(F)           N/A         N/A        N/A       N/A      N/A      N/A      N/A     N/A        N/A      N/A
Franklin Small Cap Fund(F,8)        36.56      (29.04)    (15.67)      N/A      N/A      N/A      N/A     N/A        N/A      N/A
Mutual Shares Securities
  Fund(F,10)                          N/A         N/A        N/A       N/A      N/A      N/A      N/A     N/A        N/A      N/A
Templeton Developing
  Mkts Sec(F,9)                     52.23       (0.64)     (8.54)   (32.38)   52.51      N/A      N/A     N/A        N/A      N/A
Templeton Global
  Asset Alloc(F,9)                  31.30       (4.87)    (10.40)      N/A      N/A      N/A      N/A     N/A        N/A      N/A

                                                                     Calendar Year Returns
                                ----------------------------------------------------------------------------------------------
Sub-Account Options              2003        2002       2001      2000     1999     1998     1997     1996      1995     1994
-------------------             ------     -------     ------    ------   ------   ------   ------   ------    ------   ------
JANUS
Janus Aspen Balanced - SS(G)       N/A        N/A         N/A       N/A      N/A      N/A     N/A       N/A      N/A      N/A
Janus Aspen Cap App - SS(G,16)   19.63     (16.35)     (22.22)      N/A      N/A      N/A     N/A       N/A      N/A      N/A
Janus Aspen Int'l
  Grwth - SS(G,9)                33.87     (26.13)     (23.81)      N/A      N/A      N/A     N/A       N/A      N/A      N/A
MFS
MFS Investors Growth
  Series(H)                        N/A        N/A         N/A       N/A      N/A      N/A     N/A       N/A      N/A      N/A
MFS Mid Cap Growth
  Series(H)                        N/A        N/A         N/A       N/A      N/A      N/A     N/A       N/A      N/A      N/A
MFS New Discovery
  Series(H,8)                      N/A        N/A         N/A       N/A      N/A      N/A     N/A       N/A      N/A      N/A
MFS Value Series(H)                N/A        N/A         N/A       N/A      N/A      N/A     N/A       N/A      N/A      N/A
OPPENHEIMERFUNDS
Oppenheimer Capital App(I)         N/A        N/A         N/A       N/A      N/A      N/A     N/A       N/A      N/A      N/A
Oppenheimer High
  Income - SS(I,17)                N/A        N/A         N/A       N/A      N/A      N/A     N/A       N/A      N/A      N/A
Oppenheimer Int'l
  Growth - SS(J,9)                 N/A        N/A         N/A       N/A      N/A      N/A     N/A       N/A      N/A      N/A
PUTNAM
Putnam VT Growth
  and Income(K)                    N/A        N/A         N/A       N/A      N/A      N/A     N/A       N/A      N/A      N/A
Putnam VT
  International Eq(K,9,13)         N/A        N/A         N/A       N/A      N/A      N/A     N/A       N/A      N/A      N/A
Putnam VT New
  Opportunities(K)                 N/A        N/A         N/A       N/A      N/A      N/A     N/A       N/A      N/A      N/A
Putnam VT New Value(K)             N/A        N/A         N/A       N/A      N/A      N/A     N/A       N/A      N/A      N/A
Putnam VT Voyager(K)               N/A        N/A         N/A       N/A      N/A      N/A     N/A       N/A      N/A      N/A
WADDELL & REED
W&R Target Asset Strategy(L)       N/A        N/A         N/A       N/A      N/A      N/A     N/A       N/A      N/A      N/A
W&R Target Balanced(L,14)        20.45      (9.44)     (14.79)   (10.85)   14.60    23.03   18.40     11.94    24.39    (1.89)
W&R Target Core Equity(L,14)     20.73     (28.50)      (8.20)    (7.48     6.64      N/A     N/A       N/A      N/A      N/A
W&R Target Growth(L,14)          24.83     (25.81)     (25.18)   (22.22)   25.04    34.03   32.75     16.57    23.66     0.30
W&R Target International(L,9)      N/A        N/A         N/A       N/A      N/A      N/A     N/A       N/A      N/A      N/A
W&R Target
  International II(L,9,14)       46.12     (18.23)     (11.65)     0.31    20.82     6.08   11.38     19.20    13.66    (0.82)
W&R Target Micro
  Cap Growth(L,5,8,14)           53.64     (43.93)     (11.77)   (21.44)  147.53      N/A     N/A       N/A      N/A      N/A
W&R Target Science
  and Technology(L,15)             N/A        N/A         N/A       N/A      N/A      N/A     N/A       N/A      N/A      N/A
W&R Target Small
  Cap Growth(L,8,14)             47.24     (32.14)     (15.12)   (11.72)   44.91     0.76    7.22      5.92    31.40     5.63
W&R Target Small
  Cap Value(L,8,14)              48.73     (20.38)      15.01)    27.36    (3.55)     N/A     N/A       N/A      N/A      N/A
W&R Target Value(L,14)           26.42     (15.74)     (10.90)    (2.11)   (0.23)    1.25   20.59     30.29    32.30      N/A

The performance figures shown reflect historical results. The investment return and principal value of an investment will fluctuate. Cash value will also fluctuate and may be worth more or less at surrender than its original value.

(A)  Invests in Advantus Series Fund, Inc.,

(B)  Invests in AIM Variable Insurance Funds, Inc. - Series II Shares,

(C)  Invests in American Century VP Class II Shares,

(D)  Invests in Credit Suisse Trust,

(E)  Invests in Fidelity VIP Service Class 2 Shares,

(F)  Invests in Franklin Templeton VIP Trust Class 2 Shares,

(G)  Invests in Janus Aspen Series Service Shares,

(H)  Invests in MFS(R) Variable Insurance Trust SM Service Shares,

(I)  Invests in Oppenheimer Variable Account Funds Service Shares,

(J)  Invests in Panorama Series Fund, Inc. Service Shares,

(K)  Invests in Putnam Variable Trust Class 1B Shares,

(L)  Invests in W&R Target Funds, Inc.

(1) Inception date is the date the portfolio was made available to the Separate Account.

(2) Current yield based on investment income for the 7-day period. Effective yield assumes reinvested income. The yield quotation more closely reflects the current earnings of the money market fund than the total return quotation.

(3) Investments in the Money Market Portfolio of the Advantus Series Fund are neither insured nor guaranteed by the Federal Deposit Insurance Corporation
     (FDIC) or any other U.S. Government agency. Although the portfolio seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the portfolio.

(4) "Standard & Poor's(R)," "S&P(R)," "S&P 500(R)," "Standard and Poor's 500," "Standard & Poor's MidCap 400" and "S&P MidCap 400" are trademarks of The McGraw-Hill Companies, Inc. and have been licensed for use by Advantus Series Fund, Inc. The Fund is not sponsored, endorsed, sold or promoted by Standard & Poor's and Standard & Poor's makes no representation regarding the advisability of investing in the Fund. This sub-account seeks investment results generally corresponding to the Index from which the sub-account takes its name. You may not invest directly in an Index.

(5) Calendar year 1999 was a period of generally rising market values. In addition, a portion of the fund's returns were attributable to investments in Initial Public Offerings (IPOs). No assurance can be given that the fund will be able to continue to invest in IPOs to the same extent in the future. There is no guarantee that these high risk investments will have the same effect on the fund's performance if they are made in the future.

(6) The risks incurred by mortgage securities include, but are not limited to, reinvestment of prepaid loans at lower rates of return. In addition, the net asset value of mortgage securities may fluctuate in response to changes in interest rates and are not guaranteed.

(7) Investment risks associated with investing in the real estate portfolio, in addition to other risks, include rental income fluctuation, depreciation, property tax value changes, and differences in real estate market value.

(8) Investments in small company and micro-cap portfolios generally carry a higher level of volatility and risk over the short term.

(9) Risks related to investing in foreign securities include changes in currency values, market price swings, and economic social, and political developments in the countries where the Fund is invested. These risks are heightened in emerging markets due to their relatively smaller size and lesser liquidity.

(10) Investments in reorganizing or bankrupt companies, which may include defaulted debt, involve special credit and other risks. Small company securities may have greater price swings than mid-sized or large company securities. The Fund may invest a small portion in foreign securities, which involve special risks including currency fluctuations and political uncertainty.

(11) Because of the nature of the portfolio's post-venture capital investments and certain aggressive strategies it may use, an investment in the portfolio may not be appropriate for all investors.

(12) Advantus Global Bond Portfolio was renamed Advantus International Bond Portfolio effective May 1, 2003.

(13) Putnam VT International Growth Fund was renamed Putnam VT International Equity Fund effective May 1, 2003.

(14) On September 22, 2003 the following Advantus Series Fund portfolios merged into the W&R Target Fund portfolios. Sub-account performance prior to that date is that of the underlying Advantus portfolio and performance after that date is performance of underlying W&R Target Fund portfolio. Advantus Series Fund Growth Portfolio merged into W&R Target Fund Growth Portfolio, Advantus Series Fund Asset Allocation Portfolio merged into W&R Target Fund Balanced Portfolio, Advantus Series Fund International Stock Portfolio merged into W&R Target Fund International II Portfolio, Advantus Series Fund Small Company Growth Portfolio merged into W&R Target Fund Small Cap Growth Portfolio, Advantus Series Fund Value Stock Portfolio merged into W&R Target Fund Value Portfolio, Advantus Series Fund Small Company Value Portfolio merged into W&R Target Fund Small Cap Value Portfolio, Advantus Series Fund Core Equity Portfolio merged into W&R Target Fund Core Equity Portfolio, Advantus Series Fund Micro-Cap Growth Portfolio merged into W&R Target Fund Micro-Cap Growth Portfolio.

(15) Since this fund focuses its investments on companies in one specified sector, the fund may involve a greater degree of risk than an investment with greater diversification.

(16) A "non-diversified" fund has the ability to take larger positions in a smaller number of issuers than a "diversified" fund. "Non-diversified" funds may experience greater price volatility.

(17) Portfolios that invest in high yield securities are subject to greater credit risk and price fluctuation than many fixed income investments.

ILLUSTRATIONS

An illustration is provided for a standard non-tobacco male age 40. The illustration shows the projected actual cash values, death benefits and premiums. The plan of insurance for the illustration is a whole life plan, with an initial face amount of $250,000. The cash death benefit option is shown. We show the illustration based on both guaranteed maximum and current mortality charges, and we include all charges. The illustration is for VAL '95.

Guaranteed maximum cost of insurance charges will vary by age, sex, risk class and policy form. We use the male, female and unisex 1980 Commissioners Standard Ordinary Mortality Tables ("1980 CSO"), as appropriate. The unisex tables are used in circumstances where legal considerations require the elimination of sex-based distinctions in the calculation of mortality costs. Our maximum cost of insurance charges are based on an assumption of the mortality rates reflected in 1980 CSO Tables.

In most cases we intend to impose cost of insurance charges which are substantially lower than the maximum charges determined as described above. In addition to the factors governing maximum cost of insurance charges, actual charges will vary depending on the level of scheduled premiums for a given amount of insurance, the duration of the Policy and the tobacco use of the insured. Current cost of insurance changes reflect our current practices with respect to mortality charges is provided primarily to show, by comparison with that showing current charges, the consequences of our charging less than the full 1980 CSO based charges.

The illustration shows how actual cash values and death benefits would vary over time if the return on the assets held in the Variable Life Account equaled a gross annual rate after tax, of 0 percent, 6 percent and 12 percent. The actual cash values and death benefits would be different from those shown if the returns averaged 0 percent, 6 percent and 12 percent but fluctuated over the life of the Policy. The illustration assumes scheduled premiums are paid when due.

The amounts shown for the hypothetical actual cash value and death benefit as of each policy year reflect the fact that the net investment return on the assets held in the sub-accounts is lower than the gross, after-tax return. This is because certain fees and expenses are deducted from the gross return. The mortality and expense risk charge reflected in the illustration is at an annual rate of .50 percent. The investment management fee illustrated is .67 percent and represents the arithmetic average of the annual fee charged for all Portfolios of the Funds. The illustrations also reflect a deduction for those Fund costs and expenses borne by the Funds and for distribution (12b-1) fees. Fund expenses illustrated are .14 percent, representing the arithmetic average of the 2003 expense ratios of the Portfolios of the Funds. Certain expenses for certain Portfolios of the Funds were waived or reduced, however the averages used in these illustrations do not reflect the waivers or reductions. The 12b-1 fee illustrated is .24 percent and represents the arithmetic average of those fees charged for Portfolios of the Funds. Therefore, gross annual rates of return of 0 percent, 6 percent and 12 percent correspond to approximate net annual rates of return of -1.55 percent, 4.45 percent and 10.45 percent.

The illustration reflects the fact that no charges for federal, state or local income taxes are currently made against the Variable Life Account. If such a charge is made in the future, it will take a higher gross rate of return to produce after-tax returns of 0 percent, 6 percent and 12 percent than it does now.

Upon request, we will furnish a personalized illustration based upon a proposed insured's age, sex and risk classification, and on the face amount, premium, plan of insurance and gross annual rate of return requested. Actual illustrations may be materially different from that illustrated, depending upon the proposed insured's actual situation.

                                     VAL '95
                       DEATH BENEFIT OPTION - CASH OPTION
                        MALE ISSUE AGE 40 FOR NON-TOBACCO
                        INITIAL FACE AMOUNT - $250,000(1)

                        $4,205 INITIAL SCHEDULED PREMIUM

                         USING CURRENT MORTALITY CHARGES



                                   -ASSUMING HYPOTHETICAL INVESTMENT RETURNS OF-
                                       0% GROSS                       6% GROSS                    12% GROSS
                                     (-1.55% NET)                   (4.45% NET)                 (10.45% NET)
POL      ATT          BASE      POLICY            DEATH        POLICY           DEATH         POLICY          DEATH
YR       AGE        PREMIUM      VALUE           BENEFIT        VALUE          BENEFIT         VALUE         BENEFIT
--       ---        -------    ---------        ---------     ---------       ---------     -----------     ----------
 1       41         $ 4,205    $     897        $ 250,000     $     972       $ 250,000     $     1,047     $  250,000
 2       42           4,205        3,928          250,000         4,267         250,000           4,617        250,000
 3       43           4,205        6,877          250,000         7,675         250,000           8,525        250,000
 4       44           4,205        9,740          250,000        11,194         250,000          12,802        250,000
 5       45           4,205       12,518          250,000        14,831         250,000          17,490        250,000

 6       46           4,205       15,206          250,000        18,585         250,000          22,627        250,000
 7       47           4,205       17,801          250,000        22,459         250,000          28,258        250,000
 8       48           4,205       20,320          250,000        26,482         250,000          34,477        250,000
 9       49           4,205       22,877          250,000        30,779         250,000          41,461        250,000
10       50           4,205       25,462          250,000        35,348         250,000          49,276        250,000

15       55           4,205       38,228          250,000        62,197         250,000         103,866        250,000
20       60           4,205       49,166          250,000        95,598         250,000         196,043        354,269
25       65           4,205       56,807          250,000       136,698         250,000         344,910        550,656
30       70           4,205       59,713          250,000       188,391         279,604         582,671        830,014
35       75           4,205       55,609          250,000       250,937         337,767         960,947      1,238,091
40       80           4,205       39,684          250,000       325,354         404,451       1,560,654      1,853,118
45       85           4,205            0          250,000       413,172         481,464       2,505,576      2,784,155
50       90           4,205            0          250,000       517,205         574,519       3,995,131      4,225,930
55       95           4,205            0          252,301       643,766         682,547       6,373,680      6,427,477


(1)    The initial death benefit is guaranteed to age 100.

The hypothetical investment rates of return shown above are illustrative only and should not be deemed a representation of past or future investment rates of return. Actual rates of return may be more or less than those shown and will depend on a number of factors, including the investment allocations made by an owner, and prevailing interest rates. The death benefits and policy values for a Policy would be different from those shown if the actual rates of return averaged 0%, 6% and 12% over a period of years but also fluctuated above or below those averages for individual policy years. No representations can be made by Minnesota Life or the Funds that these hypothetical rates of return can be achieved for any one year or sustained over any period of time.

                                     VAL '95
                       DEATH BENEFIT OPTION - CASH OPTION
                        MALE ISSUE AGE 40 FOR NON-TOBACCO
                        INITIAL FACE AMOUNT - $250,000(1)

                        $4,205 INITIAL SCHEDULED PREMIUM

                   USING MAXIMUM CONTRACTUAL MORTALITY CHARGES


                                    -ASSUMING HYPOTHETICAL INVESTMENT RETURNS OF-
                                       0% GROSS                      6% GROSS                     12% GROSS
                                     (-1.55% NET)                  (4.45% NET)                   (10.45% NET)
POL      ATT        BASE        POLICY          DEATH         POLICY          DEATH        POLICY            DEATH
YR       AGE       PREMIUM      VALUE          BENEFIT         VALUE         BENEFIT       VALUE            BENEFIT
--       ---      --------    ----------      ---------      ---------       -------     ----------        ----------
 1       41       $  4,205    $    897        $ 250,000      $     972      $ 250,000    $    1,047        $  250,000
 2       42          4,205       3,928          250,000          4,267        250,000         4,617           250,000
 3       43          4,205       6,877          250,000          7,675        250,000         8,525           250,000
 4       44          4,205       9,740          250,000         11,194        250,000        12,802           250,000
 5       45          4,205      12,518          250,000         14,831        250,000        17,490           250,000

 6       46          4,205      15,206          250,000         18,585        250,000        22,627           250,000
 7       47          4,205      17,801          250,000         22,459        250,000        28,258           250,000
 8       48          4,205      20,302          250,000         26,456        250,000        34,437           250,000
 9       49          4,205      22,705          250,000         30,579        250,000        41,222           250,000
10       50          4,205      25,007          250,000         34,830        250,000        48,676           250,000

15       55          4,205      34,714          250,000         58,002        250,000        98,782           250,000
20       60          4,205      40,337          250,000         84,215        250,000       179,932           327,361
25       65          4,205      39,717          250,000        113,520        250,000       304,646           490,446
30       70          4,205      27,964          250,000        146,157        250,000       490,569           706,113
35       75          4,205           0          250,000        184,527        250,487       762,060           994,908
40       80          4,205           0          250,000        257,056        285,481     1,148,114         1,385,015
45       85          4,205           0          250,000        270,546        319,716     1,691,936         1,914,936
50       90          4,205           0          250,000        313,501        353,824     2,443,248         2,637,403
55       95          4,205           0          252,301        361,372        388,755     3,531,017         3,628,921


(1)    The initial death benefit is guaranteed to age 100.

The hypothetical investment rates of return shown above are illustrative only and should not be deemed a representation of past or future investment rates of return. Actual rates of return may be more or less than those shown and will depend on a number of factors, including the investment allocations made by an owner, and prevailing interest rates. The death benefits and policy values for a Policy would be different from those shown if the actual rates of return averaged 0%, 6% and 12% over a period of years but also fluctuated above or below those averages for individual policy years. No representations can be made by Minnesota Life or the Funds that these hypothetical rates of return can be achieved for any one year or sustained over any period of time.

FINANCIAL STATEMENTS

The financial statements of Minnesota Life Insurance Company as of December 31, 2003, have been audited by our independent auditors KPMG LLP, 4200 Wells Fargo Center, 90 South Seventh Street, Minneapolis, Minnesota 55402. The report on the consolidated financial statements of Minnesota Life Insurance Company and subsidiaries refers to changes in accounting for derivatives and beneficial interests in securitized financial assets due to the adoption of new accounting standards in 2001. The financial statements are included in this Statement of Additional Information, as stated in the independent auditors' report appearing herein, and are included in reliance upon the reports of such firm given upon their authority as experts in accounting and auditing.

The financial statements of Minnesota Life Variable Life Account as of December 31, 2003, have been audited by our independent auditors KPMG LLP, 4200 Wells Fargo Center, 90 South Seventh Street, Minneapolis, Minnesota 55402. The financial statements are included in this Statement of Additional Information, as stated in the independent auditors' report appearing herein, and are included in reliance upon the reports of such firm given upon their authority as experts in accounting and auditing.

                          INDEPENDENT AUDITORS' REPORT
                          ----------------------------


The Board of Directors of Minnesota Life Insurance Company and Policy Owners of Minnesota Life Variable Life Account:


We have audited the accompanying statements of assets and liabilities of the Advantus Bond, Advantus Money Market, Advantus Mortgage Securities, Advantus Index 500, Advantus International Bond, Advantus Index 400 Mid-Cap, Advantus Real Estate Securities, Templeton Developing Markets Securities, Templeton Global Asset Allocation, Franklin Small Cap, Fidelity VIP Mid Cap, Fidelity VIP Contrafund, Fidelity VIP Equity Income, Janus Aspen Capital Appreciation, Janus Aspen International Growth, Janus Aspen Balanced, Credit Suisse Global Post-Venture Capital, AIM V.I. Aggressive Growth, AIM V.I. Balanced, AIM V.I. Premier Equity, AIM V.I. Dent Demographic Trends, American Century Value, American Century Income and Growth, American Century Ultra, Franklin Mutual Shares Securities, Franklin Large Cap Growth Securities, MFS Investors Growth Stock, MFS Mid Cap Growth, MFS New Discovery, MFS Value, Oppenheimer Capital Appreciation, Oppenheimer High Income, Oppenheimer International Growth, Putnam VT Growth and Income, Putnam VT International Equity, Putnam VT New Opportunities, Putnam VT New Value, Putnam VT Voyager, Waddell & Reed Growth (formerly Advantus Growth and Advantus Capital Appreciation), Waddell & Reed Core Equity (formerly Advantus Macro- Cap Value), Waddell & Reed International, Waddell & Reed Small Cap Growth (formerly Advantus Small Company Growth), Waddell & Reed Balanced (formerly Advantus Asset Allocation), Waddell & Reed International II (formerly Advantus International Stock), Waddell & Reed Micro-Cap Growth (formerly Advantus Micro-Cap Growth), Waddell & Reed Small Cap Value (formerly Advantus Small Company Value), Waddell & Reed Value (formerly Advantus Value Stock), Waddell & Reed Science & Technology, and Waddell & Reed Asset Strategy Segregated Sub-Accounts of Minnesota Life Variable Life Account (the Account) as of December 31, 2003, and the related statements of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the three years in the period then ended. These financial statements and the financial highlights are the responsibility of the Account's management. Our responsibility is to express an opinion on these financial statements and the financial highlights based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and the financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Investments owned at December 31, 2003 were confirmed to us by the respective sub-account mutual fund, or for Advantus Series Fund, Inc., verified by examination of the underlying portfolios. An audit also includes assessing the accounting principles used and significant estimates made by management as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Advantus Bond, Advantus Money Market, Advantus Mortgage Securities, Advantus Index 500, Advantus International Bond, Advantus Index 400 Mid-Cap, Advantus Real Estate Securities, Templeton Developing Markets Securities, Templeton Global Asset Allocation, Franklin Small Cap, Fidelity VIP Mid Cap, Fidelity VIP Contrafund, Fidelity VIP Equity Income, Janus Aspen Capital Appreciation, Janus Aspen International Growth, Janus Aspen Balanced,

Credit Suisse Global Post-Venture Capital, AIM V.I. Aggressive Growth, AIM V.I. Balanced, AIM V.I. Premier Equity, AIM V.I. Dent Demographic Trends, American Century Value, American Century Income and Growth, American Century Ultra, Franklin Mutual Shares Securities, Franklin Large Cap Growth Securities, MFS Investors Growth Stock, MFS Mid Cap Growth, MFS New Discovery, MFS Value, Oppenheimer Capital Appreciation, Oppenheimer High Income, Oppenheimer International Equity, Putnam VT Growth and Income, Putnam VT International Equity, Putnam VT New Opportunities, Putnam VT New Value, Putnam VT Voyager, Waddell & Reed Growth (formerly Advantus Growth and Advantus Capital Appreciation), Waddell & Reed Core Equity (formerly Advantus Macro-Cap Value), Waddell & Reed International, Waddell & Reed Small Cap Growth (formerly Advantus Small Company Growth), Waddell & Reed Balanced (formerly Advantus Asset Allocation), Waddell & Reed International II (formerly Advantus International Stock), Waddell & Reed Micro-Cap Growth (formerly Advantus Micro-Cap Growth), Waddell & Reed Small Cap Value (formerly Advantus Small Company Value), Waddell & Reed Value (formerly Advantus Value Stock), Waddell & Reed Science & Technology, and Waddell & Reed Asset Strategy Segregated Sub-Accounts of Minnesota Life Variable Life Account at December 31, 2003, and the results of their operations for the year then ended, the changes in their net assets for each of the two years in the period then ended, and the financial highlights for each of the three years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.


                                        /s/ KPMG LLP

Minneapolis, Minnesota
March 26, 2004

                      Minnesota Life Variable Life Account
                      Statements of Assets and Liabilities
                                December 31, 2003

                                                                                  Segregated Sub-Accounts
                                                         ---------------------------------------------------------------------
                                                                               Advantus          Advantus         Advantus
                                                            Advantus            Money            Mortgage          Index
                                                              Bond              Market          Securities          500
                                                         ---------------   ---------------   ---------------   ---------------
                        Assets
                        ------
Investments in shares of Advantus Series Fund, Inc.:
   Bond Portfolio, 47,310,151 shares at net asset
    value of $1.37 per share (cost $58,534,117) ......   $    64,912,460                --                --                --
   Money Market Portfolio, 18,328,561 shares at
    net asset value of $1.00 per
    share (cost $18,328,561) .........................                --        18,328,561                --                --
   Mortgage Securities Portfolio, 36,693,669 shares
    at net asset value of $1.34 per
    share (cost $45,256,363) .........................                --                --        49,223,053                --
   Index 500 Portfolio, 67,665,277 shares at net
    asset value of $3.45 per
    share (cost $223,954,680) ........................                --                --                --       233,704,567
   International Bond Portfolio, 7,381,729 shares
    at net asset value of $1.31 per
    share (cost $7,666,488) ..........................                --                --                --                --
   Index 400 Mid-Cap Portfolio, 18,109,538 shares
    at net asset value of $1.29 per
    share (cost $19,981,916) .........................                --                --                --                --
   Real Estate Securities Portfolio, 10,510,330
    shares at net asset value of $1.46 per
    share (cost $11,157,890) .........................                --                --                --                --
                                                         ---------------   ---------------   ---------------   ---------------
                                                              64,912,460        18,328,561        49,223,053       233,704,567
Receivable from Minnesota Life for policy
 purchase payments ...................................            12,236            17,771            68,447            81,359
Receivable for investments sold ......................                --                --                --                --
                                                         ---------------   ---------------   ---------------   ---------------
      Total Assets ...................................        64,924,696        18,346,332        49,291,500       233,785,926
                                                         ---------------   ---------------   ---------------   ---------------
                      Liabilities
                      -----------
Payable to Minnesota Life for policy terminations,
 withdrawal payments and mortality and
 expense charges .....................................                --                --                --                --
Payable for investments purchased ....................            12,236            17,771            68,447            81,359
                                                         ---------------   ---------------   ---------------   ---------------
      Total Liabilities ..............................            12,236            17,771            68,447            81,359
                                                         ---------------   ---------------   ---------------   ---------------
      Net assets applicable to policy owners .........   $    64,912,460        18,328,561        49,223,053       233,704,567
                                                         ===============   ===============   ===============   ===============
                 Policy Owners' Equity
                 ---------------------
      Total policy owners' equity ....................   $    64,912,460        18,328,561        49,223,053       233,704,567
                                                         ===============   ===============   ===============   ===============
                                                                       Segregated Sub-Accounts
                                                         ---------------------------------------------------
                                                                                                Advantus
                                                             Advantus          Advantus           Real
                                                           International      Index 400          Estate
                                                               Bond            Mid-Cap         Securities
                                                         ---------------   ---------------   ---------------
                        Assets
                        ------
Investments in shares of Advantus Series Fund, Inc.:
   Bond Portfolio, 47,310,151 shares at net asset
    value of $1.37 per share (cost $58,534,117) ......                --                --                --
   Money Market Portfolio, 18,328,561 shares at
    net asset value of $1.00 per
    share (cost $18,328,561) .........................                --                --                --
   Mortgage Securities Portfolio, 36,693,669 shares
    at net asset value of $1.34 per
    share (cost $45,256,363) .........................                --                --                --
   Index 500 Portfolio, 67,665,277 shares at net
    asset value of $3.45 per
    share (cost $223,954,680) ........................                --                --                --
   International Bond Portfolio, 7,381,729 shares
    at net asset value of $1.31 per
    share (cost $7,666,488) ..........................         9,639,586                --                --
   Index 400 Mid-Cap Portfolio, 18,109,538 shares
    at net asset value of $1.29 per
    share (cost $19,981,916) .........................                --        23,447,795                --
   Real Estate Securities Portfolio, 10,510,330
    shares at net asset value of $1.46 per
    share (cost $11,157,890) .........................                --                --        15,304,774
                                                         ---------------   ---------------   ---------------
                                                               9,639,586        23,447,795        15,304,774
Receivable from Minnesota Life for policy
 purchase payments ...................................             2,214            18,191             8,909
Receivable for investments sold ......................                --                --                --
                                                         ---------------   ---------------   ---------------
      Total Assets ...................................         9,641,800        23,465,986        15,313,683
                                                         ---------------   ---------------   ---------------
                     Liabilities
                     -----------
Payable to Minnesota Life for policy terminations,
 withdrawal payments and mortality and
 expense charges .....................................                --                --                --
Payable for investments purchased ....................             2,214            18,191             8,909
                                                         ---------------   ---------------   ---------------
      Total Liabilities ..............................             2,214            18,191             8,909
                                                         ---------------   ---------------   ---------------
      Net assets applicable to policy owners .........         9,639,586        23,447,795        15,304,774
                                                         ===============   ===============   ===============
                 Policy Owners' Equity
                 ---------------------
      Total policy owners' equity ....................         9,639,586        23,447,795        15,304,774
                                                         ===============   ===============   ===============

See accompanying notes to financial statements

                      Minnesota Life Variable Life Account
                      Statements of Assets and Liabilities
                               December 31, 2003

                                                                                  Segregated Sub-Accounts
                                                         ---------------------------------------------------------------------
                                                            Templeton
                                                            Developing       Templeton
                                                             Markets        Global Asset         Franklin       Fidelity VIP
                                                            Securities       Allocation         Small Cap          Mid Cap
                                                         ---------------   ---------------   ---------------   ---------------
                        Assets
                        ------
Investments in shares of the Franklin Templeton
 Variable Insurance Products Fund:
   Developing Markets Securities Fund, 1,534,568
    shares at net asset value of $7.09 per
    share (cost $8,504,457) ..........................   $    10,880,089                --                --                --
   Global Asset Allocation Fund, 145,318 shares
    at net asset value of $18.64 per
    share (cost $2,347,439) ..........................                --         2,708,730                --                --
   Small Cap Fund, 714,089 shares at net
    asset value of $17.43 per
    share (cost $10,713,944) .........................                --                --        12,446,579                --
Investments in shares of Fidelity
 Variable Insurance Products Funds:
   VIP Mid Cap Portfolio, 827,602 shares at
    net asset value of $23.97 per
    share (cost $15,485,953) .........................                --                --                --        19,837,629
   VIP Contrafund Portfolio, 1,087,270 shares at
    net asset value of $22.93 per
    share (cost $21,713,787) .........................                --                --                --                --
   VIP Equity Income Portfolio, 1,053,498 shares
    at net asset value of $22.96 per
    share (cost $21,245,077) .........................                --                --                --                --
Investments in shares of Janus Aspen
 Series - Service Shares:
   Capital Appreciation Portfolio, 999,103 shares
    at net asset value of $20.68 per
    share (cost $22,898,217) .........................                --                --                --                --
                                                         ---------------   ---------------   ---------------   ---------------
                                                              10,880,089         2,708,730        12,446,579        19,837,629
Receivable from Minnesota Life for policy
 purchase payments ...................................               267               999             6,236            16,851
Receivable for investments sold ......................                --                --                --                --
                                                         ---------------   ---------------   ---------------   ---------------
      Total Assets ...................................        10,880,356         2,709,729        12,452,815        19,854,480
                                                         ---------------   ---------------   ---------------   ---------------
                     Liabilities
                     -----------
Payable to Minnesota Life for policy terminations,
 withdrawal payments and mortality and
 expense charges .....................................                --                --                --                --
Payable for investments purchased ....................               267               999             6,236            16,851
                                                         ---------------   ---------------   ---------------   ---------------
      Total Liabilities ..............................               267               999             6,236            16,851
                                                         ---------------   ---------------   ---------------   ---------------
      Net assets applicable to policy owners .........   $    10,880,089         2,708,730        12,446,579        19,837,629
                                                         ===============   ===============   ===============   ===============
                 Policy Owners' Equity
                 ---------------------
      Total policy owners' equity ....................   $    10,880,089         2,708,730        12,446,579        19,837,629
                                                         ===============   ===============   ===============   ===============
                                                                       Segregated Sub-Accounts
                                                         ---------------------------------------------------
                                                                                                  Janus
                                                           Fidelity VIP      Fidelity VIP     Aspen Capital
                                                            Contrafund      Equity Income     Appreciation
                                                         ---------------   ---------------   ---------------
                        Assets
                        ------
Investments in shares of the Franklin Templeton
 Variable Insurance Products Fund:
   Developing Markets Securities Fund, 1,534,568
    shares at net asset value of $7.09 per
    share (cost $8,504,457) ..........................                --                --                --
   Global Asset Allocation Fund, 145,318 shares
    at net asset value of $18.64 per
    share (cost $2,347,439) ..........................                --                --                --
   Small Cap Fund, 714,089 shares at net
    asset value of $17.43 per
    share (cost $10,713,944) .........................                --                --                --
Investments in shares of Fidelity
 Variable Insurance Products Funds:
   VIP Mid Cap Portfolio, 827,602 shares at
    net asset value of $23.97 per
    share (cost $15,485,953) .........................                --                --                --
   VIP Contrafund Portfolio, 1,087,270 shares at
    net asset value of $22.93 per
    share (cost $21,713,787) .........................        24,931,097                --                --
   VIP Equity Income Portfolio, 1,053,498 shares
    at net asset value of $22.96 per
    share (cost $21,245,077) .........................                --        24,188,307                --
Investments in shares of Janus Aspen
 Series - Service Shares:
   Capital Appreciation Portfolio, 999,103 shares
    at net asset value of $20.68 per
    share (cost $22,898,217) .........................                --                --        20,661,447
                                                         ---------------   ---------------   ---------------
                                                              24,931,097        24,188,307        20,661,447
Receivable from Minnesota Life for policy
 purchase payments ...................................             6,996            46,900                --
Receivable for investments sold ......................                --                --             7,729
                                                         ---------------   ---------------   ---------------
      Total Assets ...................................        24,938,093        24,235,207        20,669,176
                                                         ---------------   ---------------   ---------------
                     Liabilities
                     -----------
Payable to Minnesota Life for policy terminations,
 withdrawal payments and mortality and
 expense charges .....................................                --                --             7,729
Payable for investments purchased ....................             6,996            46,900                --
                                                         ---------------   ---------------   ---------------
      Total Liabilities ..............................             6,996            46,900             7,729
                                                         ---------------   ---------------   ---------------
      Net assets applicable to policy owners .........        24,931,097        24,188,307        20,661,447
                                                         ===============   ===============   ===============
                 Policy Owners' Equity
                 ---------------------
      Total policy owners' equity ....................        24,931,097        24,188,307        20,661,447
                                                         ===============   ===============   ===============

See accompanying notes to financial statements

                      Minnesota Life Variable Life Account
                      Statements of Assets and Liabilities
                               December 31, 2003

                                                                                  Segregated Sub-Accounts
                                                         ---------------------------------------------------------------------
                                                                                              Credit Suisse
                                                           Janus Aspen          Janus            Global            AIM V.I.
                                                          International         Aspen         Post-Venture       Aggressive
                                                             Growth           Balanced           Capital           Growth
                                                         ---------------   ---------------   ---------------   ---------------
                        Assets
                        ------
Investments in shares of Janus Aspen
 Series - Service Shares:
   International Growth Portfolio, 752,343 shares
    at net asset value of $22.89 per
    share (cost $18,380,826) .........................   $    17,221,128                --                --                --
   Balanced Portfolio, 9,541 shares at net
    asset value of $23.82 per
    share (cost $216,467) ............................                --           227,257                --                --
Investments in shares of Credit Suisse Trust:
   Global Post-Venture Capital Portfolio, 148,893
    shares at net asset value of $9.45 per
    share (cost $1,342,448) ..........................                --                --         1,407,038                --
Investments in shares of the AIM
 Variable Insurance Funds:
   AIM V.I. Aggressive Growth Fund, 102,664 shares
    at net asset value of $10.55 per
    share (cost $995,752) ............................                --                --                --         1,083,101
   AIM V.I. Balanced Fund, 16,584 shares at
    net asset value of $9.95 per
    share (cost $158,582) ............................                --                --                --                --
   AIM V.I. Premier Equity Fund, 13,879 shares
    at net asset value of $20.14 per
    share (cost $255,490) ............................                --                --                --                --
   AIM V.I. Dent Demographic Trends Fund, 22,267
    shares at net asset value of $5.19 per
    share (cost $111,416) ............................                --                --                --                --
                                                         ---------------   ---------------   ---------------   ---------------
                                                              17,221,128           227,257         1,407,038         1,083,101
Receivable from Minnesota Life for policy
 purchase payments ...................................                --                 8             1,748            10,333
Receivable for investments sold ......................            12,133                --                --                --
                                                         ---------------   ---------------   ---------------   ---------------
      Total Assets ...................................        17,233,261           227,265         1,408,786         1,093,434
                                                         ---------------   ---------------   ---------------   ---------------
                     Liabilities
                     -----------
Payable to Minnesota Life for policy terminations,
 withdrawal payments and mortality and
 expense charges .....................................            12,133                --                --                --
Payable for investments purchased ....................                --                 8             1,748            10,333
                                                         ---------------   ---------------   ---------------   ---------------
      Total Liabilities ..............................            12,133                 8             1,748            10,333
                                                         ---------------   ---------------   ---------------   ---------------
      Net assets applicable to policy owners .........   $    17,221,128           227,257         1,407,038         1,083,101
                                                         ===============   ===============   ===============   ===============
                 Policy Owners' Equity
                 ---------------------
      Total policy owners' equity ....................   $    17,221,128           227,257         1,407,038         1,083,101
                                                         ===============   ===============   ===============   ===============
                                                                       Segregated Sub-Accounts
                                                         ---------------------------------------------------
                                                                                                AIM V.I.
                                                                               AIM V.I.           Dent
                                                             AIM V.I.          Premier         Demographic
                                                            Balanced            Equity           Trends
                                                         ---------------   ---------------   ---------------
                        Assets
                        ------
Investments in shares of Janus Aspen
 Series - Service Shares:
   International Growth Portfolio, 752,343 shares
    at net asset value of $22.89 per
    share (cost $18,380,826) .........................                --                --                --
   Balanced Portfolio, 9,541 shares at net
    asset value of $23.82 per
    share (cost $216,467) ............................                --                --                --
Investments in shares of Credit Suisse Trust:
   Global Post-Venture Capital Portfolio, 148,893
    shares at net asset value of $9.45 per
    share (cost $1,342,448) ..........................                --                --                --
Investments in shares of the AIM
 Variable Insurance Funds:
   AIM V.I. Aggressive Growth Fund, 102,664 shares
    at net asset value of $10.55 per
    share (cost $995,752) ............................                --                --                --
   AIM V.I. Balanced Fund, 16,584 shares at
    net asset value of $9.95 per
    share (cost $158,582) ............................           165,008                --                --
   AIM V.I. Premier Equity Fund, 13,879 shares
    at net asset value of $20.14 per
    share (cost $255,490) ............................                --           279,528                --
   AIM V.I. Dent Demographic Trends Fund, 22,267
    shares at net asset value of $5.19 per
    share (cost $111,416) ............................                --                --           115,564
                                                         ---------------   ---------------   ---------------
                                                                 165,008           279,528           115,564
Receivable from Minnesota Life for policy
 purchase payments ...................................             2,171                --                --
Receivable for investments sold ......................                --                56                 2
                                                         ---------------   ---------------   ---------------
      Total Assets ...................................           167,179           279,584           115,566
                                                         ---------------   ---------------   ---------------
                     Liabilities
                     -----------
Payable to Minnesota Life for policy terminations,
 withdrawal payments and mortality and
 expense charges .....................................                --                56                 2
Payable for investments purchased ....................             2,171                --                --
                                                         ---------------   ---------------   ---------------
      Total Liabilities ..............................             2,171                56                 2
                                                         ---------------   ---------------   ---------------
      Net assets applicable to policy owners .........           165,008           279,528           115,564
                                                         ===============   ===============   ===============
                 Policy Owners' Equity
                 ---------------------
      Total policy owners' equity ....................           165,008           279,528           115,564
                                                         ===============   ===============   ===============

See accompanying notes to financial statements

                      Minnesota Life Variable Life Account
                      Statements of Assets and Liabilities
                                December 31, 2003

                                                                                Segregated Sub-Accounts
                                                         ---------------------------------------------------------------------
                                                                               American
                                                             American          Century           American          Franklin
                                                             Century            Income           Century        Mutual Shares
                                                              Value           and Growth          Ultra           Securities
                                                         ---------------   ---------------   ---------------   ---------------
                      Assets
                      ------
Investments in shares of the American Century Variable
 Portfolios, Inc.:
   Value Fund, 86,272 shares at net asset value of
    $7.78 per share (cost $597,564)...................   $       671,196                --                --                --
   Income & Growth Fund, 49,701 shares at net asset
    value of $6.56 per share (cost $298,786)..........                --           326,036                --                --
   Ultra Fund, 269,062 shares at net asset value of
    $9.16 per share (cost $2,341,868).................                --                --         2,464,606                --
Investments in shares of Franklin Templeton Variable
 Insurance Products Trust:
   Mutual Shares Securities Fund, 87,560 shares at
    net asset value of $14.89 per share
    (cost $1,197,335).................................                --                --                --         1,303,765
   Large Cap Growth Securities Fund, 46,784 shares
    at net asset value of $13.87 per share
    (cost $594,733)...................................                --                --                --                --
Investments in shares of the MFS Variable Insurance
 Trust:
   Investors Growth Stock Series, 52,069 shares at net
    asset value of $8.57 per share (cost $424,706)....                --                --                --                --
   Mid Cap Growth Series, 50,314 shares at net asset
    value of $6.12 per share (cost $293,001)..........                                  --                --                --
                                                         ---------------   ---------------   ---------------   ---------------
                                                                 671,196           326,036         2,464,606         1,303,765
Receivable from Minnesota Life for policy purchase
 payments.............................................             1,609                --            55,418             3,179
Receivable for investments sold.......................                --               203                --                --
                                                         ---------------   ---------------   ---------------   ---------------
      Total Assets....................................           672,805           326,239         2,520,024         1,306,944
                                                         ---------------   ---------------   ---------------   ---------------
                      Liabilities
                      -----------
Payable to Minnesota Life for policy terminations,
 withdrawal payments and mortality and expense
 charges..............................................                --               203                --                --
Payable for investments purchased.....................             1,609                --            55,418             3,179
                                                         ---------------   ---------------   ---------------   ---------------
      Total Liabilities...............................             1,609               203            55,418             3,179
                                                         ---------------   ---------------   ---------------   ---------------
      Net assets applicable to policy owners..........   $       671,196           326,036         2,464,606         1,303,765
                                                         ===============   ===============   ===============   ===============
                 Policy Owners' Equity
                 ---------------------
      Total policy owners' equity.....................   $       671,196           326,036         2,464,606         1,303,765
                                                         ===============   ===============   ===============   ===============
                                                                       Segregated Sub-Accounts
                                                         ---------------------------------------------------
                                                            Franklin
                                                            Large Cap            MFS               MFS
                                                             Growth           Investors          Mid Cap
                                                            Securities      Growth Stock         Growth
                                                         ---------------   ---------------   ---------------
                      Assets
                      ------
Investments in shares of the American Century Variable
 Portfolios, Inc.:
   Value Fund, 86,272 shares at net asset value of
    $7.78 per share (cost $597,564)...................                --                --                --
   Income & Growth Fund, 49,701 shares at net asset
    value of $6.56 per share (cost $298,786)..........                --                --                --
   Ultra Fund, 269,062 shares at net asset value of
    $9.16 per share (cost $2,341,868).................                --                --                --
Investments in shares of Franklin Templeton Variable
 Insurance Products Trust:
   Mutual Shares Securities Fund, 87,560 shares at
    net asset value of $14.89 per share
    (cost $1,197,335).................................                --                --                --
   Large Cap Growth Securities Fund, 46,784 shares at
    net asset value of $13.87 per share
    (cost $594,733)...................................           648,889                --                --
Investments in shares of the MFS Variable Insurance
 Trust:
   Investors Growth Stock Series, 52,069 shares at
    net asset value of $8.57 per
    share (cost $424,706).............................                --           446,233                --
   Mid Cap Growth Series, 50,314 shares at net asset
    value of $6.12 per share (cost $293,001)..........                --                --           307,921
                                                         ---------------   ---------------   ---------------
                                                                 648,889           446,233           307,921
Receivable from Minnesota Life for policy purchase
 payments.............................................               461                --                --
Receivable for investments sold.......................                --               294             2,358
                                                         ---------------   ---------------   ---------------
      Total Assets....................................           649,350           446,527           310,279
                                                         ---------------   ---------------   ---------------
                      Liabilities
                      -----------
Payable to Minnesota Life for policy terminations,
 withdrawal payments and mortality and expense
 charges..............................................                --               294             2,358
Payable for investments purchased.....................               461                --                --
                                                         ---------------   ---------------   ---------------
      Total Liabilities...............................               461               294             2,358
                                                         ---------------   ---------------   ---------------
      Net assets applicable to policy owners..........           648,889           446,233           307,921
                                                         ===============   ===============   ===============
                 Policy Owners' Equity
                 ---------------------
      Total policy owners' equity.....................           648,889           446,233           307,921
                                                         ===============   ===============   ===============

See accompanying notes to financial statements

                      Minnesota Life Variable Life Account
                      Statements of Assets and Liabilities
                                December 31, 2003

                                                                                Segregated Sub-Accounts
                                                         ---------------------------------------------------------------------
                                                                                               Oppenheimer
                                                             MFS New             MFS             Capital         Oppenheimer
                                                            Discovery           Value          Appreciation      High Income
                                                         ---------------   ---------------   ---------------   ---------------
                      Assets
                      ------
Investments in shares of the MFS Variable Insurance
 Trust:
   New Discovery Series, 114,635 shares at net asset
    value of $13.85 per share (cost $1,521,943).......   $     1,587,693                --                --                --
   Value Series, 163,989 shares at net asset value
    of $10.73 per share (cost $1,587,829).............                --         1,759,604                --                --
Investments in shares of the Oppenheimer Variable
 Account Funds:
   Capital Appreciation Fund, 31,205 shares at net
    asset value of $34.53 per share (cost $997,069)...                --                --         1,077,516                --
   High Income Fund, 165,287 shares at net asset
    value of $8.58 per share (cost $1,360,555)........                --                --                --         1,418,164
Investments in shares of the Panorama Series
Funds, Inc.:
   International Growth, 1,037,332 shares at net
    asset value of $1.16 per share
    (cost $1,086,386).................................                --                --                --                --
Investments in shares of the Putnam Variable Trust:
   Growth and Income Fund, 6,422 shares at net
    asset value of $23.26 per share (cost $133,542)...                --                --                --                --
   International Equity Fund, 122,084 shares at net
    asset value of $12.85 per share
    (cost $1,391,101).................................                --                --                --                --
                                                         ---------------   ---------------   ---------------   ---------------
                                                               1,587,693         1,759,604         1,077,516         1,418,164
Receivable from Minnesota Life for policy purchase
 payments.............................................            12,928             8,298             9,403            12,969
Receivable for investments sold.......................                --                --                --                --
                                                         ---------------   ---------------   ---------------   ---------------
      Total Assets....................................         1,600,621         1,767,902         1,086,919         1,431,133
                                                         ---------------   ---------------   ---------------   ---------------
                      Liabilities
                      -----------
Payable to Minnesota Life for policy terminations,
 withdrawal payments and mortality and expense
 charges..............................................                --                --                --                --
Payable for investments purchased.....................            12,928             8,298             9,403            12,969
                                                         ---------------   ---------------   ---------------   ---------------
      Total Liabilities...............................            12,928             8,298             9,403            12,969
                                                         ---------------   ---------------   ---------------   ---------------
      Net assets applicable to policy owners..........   $     1,587,693         1,759,604         1,077,516         1,418,164
                                                         ===============   ===============   ===============   ===============
                 Policy Owners' Equity
                 ---------------------
      Total policy owners' equity.....................   $     1,587,693         1,759,604         1,077,516         1,418,164
                                                         ===============   ===============   ===============   ===============
                                                                       Segregated Sub-Accounts
                                                         ---------------------------------------------------
                                                           Oppenheimer        Putnam VT         Putnam VT
                                                          International      Growth and       International
                                                              Growth           Income            Equity
                                                         ---------------   ---------------   ---------------
                      Assets
                      ------
Investments in shares of the MFS Variable Insurance
 Trust:
   New Discovery Series, 114,635 shares at net asset
    value of $13.85 per share (cost $1,521,943).......                --                --                --
   Value Series, 163,989 shares at net asset value
    of $10.73 per share (cost $1,587,829).............                --                --                --
Investments in shares of the Oppenheimer Variable
 Account Funds:
   Capital Appreciation Fund, 31,205 shares at net
    asset value of $34.53 per share
    (cost $997,069)...................................                --                --                --
   High Income Fund, 165,287 shares at net asset
    value of $8.58 per share (cost $1,360,555)........                --                --                --
Investments in shares of the Panorama Series Funds,
 Inc.:
   International Growth, 1,037,332 shares at net
    asset value of $1.16 per share
    (cost $1,086,386).................................         1,203,305                --                --
Investments in shares of the Putnam Variable Trust:
   Growth and Income Fund, 6,422 shares at net
    asset value of $23.26 per share (cost $133,542)...                --           149,378                --
   International Equity Fund, 122,084 shares at net
    asset value of $12.85 per share
    (cost $1,391,101).................................                --                --         1,568,774
                                                         ---------------   ---------------   ---------------
                                                               1,203,305           149,378         1,568,774
Receivable from Minnesota Life for policy purchase
 payments.............................................            11,816                34            14,304
Receivable for investments sold ......................                --                --                --
                                                         ---------------   ---------------   ---------------
      Total Assets....................................         1,215,121           149,412         1,583,078
                                                         ---------------   ---------------   ---------------
                      Liabilities
                      -----------
Payable to Minnesota Life for policy terminations,
 withdrawal payments and mortality and expense
 charges..............................................                --                --                --
Payable for investments purchased ....................            11,816                34            14,304
                                                         ---------------   ---------------   ---------------
      Total Liabilities ..............................            11,816                34            14,304
                                                         ---------------   ---------------   ---------------
      Net assets applicable to policy owners .........         1,203,305           149,378         1,568,774
                                                         ===============   ===============   ===============
                 Policy Owners' Equity
                 ---------------------
      Total policy owners' equity ....................         1,203,305           149,378         1,568,774
                                                         ===============   ===============   ===============

See accompanying notes to financial statements

                      Minnesota Life Variable Life Account
                      Statements of Assets and Liabilities
                                December 31, 2003

                                                                                Segregated Sub-Accounts
                                                         ---------------------------------------------------------------------
                                                            Putnam VT         Putnam VT
                                                               New               New            Putnam VT       Waddell & Reed
                                                          Opportunities         Value            Voyager            Growth
                                                         ---------------   ---------------   ---------------   ---------------
                      Assets
                      ------
Investments in shares of the Putnam Variable Trust:
   New Opportunities Fund, 3,964 shares at net asset
    value of $15.23 per share (cost $57,919)..........   $        60,367                --                --                --
   New Value Fund, 40,991 shares at net asset value of
    $14.27 per share (cost $512,933)..................                --           584,940                --                --
   Voyager Fund, 60,856 shares at net asset value of
    $25.96 per share (cost $1,494,035)................                --                --         1,579,833                --
Investments in shares of the Waddell & Reed Target
 Funds, Inc.:
   Growth Portfolio, 21,503,649 shares at net asset
    value of $8.13 per share (cost $198,746,007)......                --                --                --       174,753,707
   Core Equity Portfolio, 1,077,866 shares at net
    asset value of $9.40 per share
    (cost $10,718,851)................................                --                --                --                --
   International Portfolio, 40,524 shares at net asset
    value of $5.87 per share (cost $221,531)..........                --                --                --                --
   Small Cap Growth Portfolio, 9,893,127 shares at net
    asset value of $8.47 per share
    (cost $92,115,787)................................                --                --                --                --
                                                         ---------------   ---------------   ---------------   ---------------
                                                                  60,367           584,940         1,579,833       174,753,707
Receivable from Minnesota Life for policy purchase
 payments.............................................                --             1,610            25,099                --
Receivable for investments sold.......................                14                --                --            79,004
                                                         ---------------   ---------------   ---------------   ---------------
      Total Assets....................................            60,381           586,550         1,604,932       174,832,711
                                                         ---------------   ---------------   ---------------   ---------------
                      Liabilities
                      -----------
Payable to Minnesota Life for policy terminations,
 withdrawal payments and mortality and expense
 charges..............................................                14                --                --            79,004
Payable for investments purchased.....................                --             1,610            25,099                --
                                                         ---------------   ---------------   ---------------   ---------------
      Total Liabilities...............................                14             1,610            25,099            79,004
                                                         ---------------   ---------------   ---------------   ---------------
      Net assets applicable to policy owners..........   $        60,367           584,940         1,579,833       174,753,707
                                                         ===============   ===============   ===============   ===============
                Policy Owners' Equity
                ---------------------
      Total policy owners' equity.....................   $        60,367           584,940         1,579,833       174,753,707
                                                         ===============   ===============   ===============   ===============
                                                                       Segregated Sub-Accounts
                                                         ---------------------------------------------------
                                                                                             Waddell & Reed
                                                          Waddell & Reed    Waddell & Reed      Small Cap
                                                           Core Equity      International        Growth
                                                         ---------------   ---------------   ---------------
                      Assets
                      ------
Investments in shares of the Putnam Variable Trust:
   New Opportunities Fund, 3,964 shares at net asset
    value of $15.23 per share (cost $57,919)..........                --                --                --
   New Value Fund, 40,991 shares at net asset value of
    $14.27 per share (cost $512,933)..................                --                --                --
   Voyager Fund, 60,856 shares at net asset value of
    $25.96 per share (cost $1,494,035)................                --                --                --
Investments in shares of the Waddell & Reed Target
 Funds, Inc.:
   Growth Portfolio, 21,503,649 shares at net asset
    value of $8.13 per share (cost $198,746,006)......                --                --                --
   Core Equity Portfolio, 1,077,866 shares at net
    asset value of $9.40 per share
    (cost $10,718,851)................................        10,131,512                --                --
   International Portfolio, 40,524 shares at net asset
    value of $5.87 per share (cost $221,531)..........                --           237,965                --
   Small Cap Growth Portfolio, 9,893,127 shares at net
    asset value of $8.47 per share
    (cost $92,115,787)................................                --                --        83,797,756
                                                         ---------------   ---------------   ---------------
                                                              10,131,512           237,965        83,797,756
Receivable from Minnesota Life for policy purchase
 payments.............................................                --             4,696                --
Receivable for investments sold.......................             4,004                --            40,491
                                                         ---------------   ---------------   ---------------
      Total Assets....................................        10,135,516           242,661        83,838,247
                                                         ---------------   ---------------   ---------------
                      Liabilities
                      -----------
Payable to Minnesota Life for policy terminations,
 withdrawal payments and mortality and expense
 charges..............................................             4,004                --            40,491
Payable for investments purchased.....................                --             4,696                --
                                                         ---------------   ---------------   ---------------
      Total Liabilities...............................             4,004             4,696            40,491
                                                         ---------------   ---------------   ---------------
      Net assets applicable to policy owners..........        10,131,512           237,965        83,797,756
                                                         ===============   ===============   ===============
                Policy Owners' Equity
                ---------------------
      Total policy owners' equity.....................        10,131,512           237,965        83,797,756
                                                         ===============   ===============   ===============

See accompanying notes to financial statements

                      Minnesota Life Variable Life Account
                      Statements of Assets and Liabilities
                                December 31, 2003

                                                                              Segregated Sub-Accounts
                                                         ---------------------------------------------------------------------
                                                                           Waddell & Reed    Waddell & Reed    Waddell & Reed
                                                         Waddell & Reed    International        Micro-Cap        Small Cap
                                                            Balanced             II              Growth             Value
                                                         ---------------   ---------------   ---------------   ---------------
                     Assets
                     ------
Investments in shares of the Waddell & Reed Target
 Funds, Inc.:
   Balanced Portfolio, 20,104,478 shares at net asset
    value of $7.15 per share (cost $156,214,369)......   $   143,728,924                --                --                --
   International II Portfolio, 7,905,806 shares at net
    asset value of $15.89 per
    share (cost $114,774,707).........................                --       125,660,408                --                --
   Micro-Cap Growth Portfolio, 1,314,089 shares at net
    asset value of $13.45 per share
    (cost $17,761,418)................................                --                --        17,671,342                --
   Small Cap Value Portfolio, 1,908,025 shares at net
    asset value of $15.20 per share
    (cost $22,474,825)................................                --                --                --        29,004,455
   Value Portfolio, 11,805,992 shares at net asset
    value of $5.48 per share (cost $62,974,921).......                --                --                --                --
   Science & Technology Portfolio, 8,350 shares at net
    asset value of $12.39 per share
    (cost $100,490)...................................                --                --                --                --
   Asset Strategy Portfolio, 9,356 shares at net asset
    valueof $6.92 per share (cost $63,676) ...........                --                --                --                --
                                                         ---------------   ---------------   ---------------   ---------------
                                                             143,728,924       125,660,408        17,671,342        29,004,455
Receivable from Minnesota Life for policy purchase
 payments.............................................                --                --                --            22,070
Receivable for investments sold.......................            69,058            11,088            11,181                --
                                                         ---------------   ---------------   ---------------   ---------------
      Total Assets....................................       143,797,982       125,671,496        17,682,523        29,026,525
                                                         ---------------   ---------------   ---------------   ---------------

                   Liabilities
                   -----------
Payable to Minnesota Life for policy terminations,
 withdrawal payments and mortality and expense
 charges..............................................            69,058            11,088            11,181                --
Payable for investments purchased.....................                --                --                --            22,070
                                                         ---------------   ---------------   ---------------   ---------------
      Total Liabilities...............................            69,058            11,088            11,181            22,070
                                                         ---------------   ---------------   ---------------   ---------------
      Net assets applicable to policy owners..........   $   143,728,924       125,660,408        17,671,342        29,004,455
                                                         ===============   ===============   ===============   ===============

                 Policy Owners' Equity
                 ---------------------
      Total policy owners' equity.....................   $   143,728,924       125,660,408        17,671,342        29,004,455
                                                         ===============   ===============   ===============   ===============
                                                                       Segregated Sub-Accounts
                                                         ---------------------------------------------------
                                                                           Waddell & Reed     Waddell & Reed
                                                          Waddell & Reed      Science &           Asset
                                                              Value          Technology         Strategy
                                                         ---------------   ---------------   ---------------
                      Assets
                      ------
Investments in shares of the Waddell & Reed Target
 Funds, Inc.:
   Balanced Portfolio, 20,104,478 shares at net asset
    value of $7.15 per share (cost $156,214,369)......                --                --                --
   International II Portfolio, 7,905,806 shares at net
    asset value of $15.89 per
    share (cost $114,774,707).........................                --                --                --
   Micro-Cap Growth Portfolio, 1,314,089 shares at net
    asset value of $13.45 per share
    (cost $17,761,418)................................                --                --                --
   Small Cap Value Portfolio, 1,908,025 shares at net
    asset value of $15.20 per share
    (cost $22,474,825)................................                --                --                --
   Value Portfolio, 11,805,992 shares at net asset
    value of $5.48 per share (cost $62,974,921).......        64,685,031                --                --
   Science & Technology Portfolio, 8,350 shares at net
    asset value of $12.39 per share
    (cost $100,490)...................................                --           103,437                --
   Asset Strategy Portfolio, 9,356 shares at net asset
    valueof $6.92 per share (cost $63,676)............                --                --            64,781
                                                         ---------------   ---------------   ---------------
                                                              64,685,031           103,437            64,781
Receivable from Minnesota Life for policy purchase
 payments.............................................                --                --                10
Receivable for investments sold.......................             9,757               124                --
                                                         ---------------   ---------------   ---------------
      Total Assets....................................        64,694,788           103,561            64,791
                                                         ---------------   ---------------   ---------------

                 Liabilities
                 -----------
Payable to Minnesota Life for policy terminations,
 withdrawal payments and mortality and expense
 charges..............................................             9,757               124                --
Payable for investments purchased.....................                --                --                10
                                                         ---------------   ---------------   ---------------
      Total Liabilities...............................             9,757               124                10
                                                         ---------------   ---------------   ---------------
      Net assets applicable to policy owners..........        64,685,031           103,437            64,781
                                                         ===============   ===============   ===============

                 Policy Owners' Equity
      Total policy owners' equity.....................        64,685,031           103,437            64,781
                                                         ===============   ===============   ===============

See accompanying notes to financial statements

                      Minnesota Life Variable Life Account
                            Statements of Operations
                          Year ended December 31, 2003

                                                                                  Segregated Sub-Accounts
                                                         ---------------------------------------------------------------------
                                                                              Advantus          Advantus          Advantus
                                                           Advantus            Money            Mortgage           Index
                                                             Bond              Market          Securities           500
                                                         ---------------   ---------------   ---------------   ---------------
Investment income (loss):
   Investment income distributions from underlying
    mutual fund.......................................   $            --           138,351                --                --
   Mortality and expense charges and administrative
    charges (note 3)..................................          (315,508)         (110,892)         (235,609)         (945,814)
                                                         ---------------   ---------------   ---------------   ---------------
      Investment income (loss) - net..................          (315,508)           27,459          (235,609)         (945,814)
                                                         ---------------   ---------------   ---------------   ---------------
Realized and unrealized gains (losses) on
 investments - net:
   Realized gain distributions from underlying mutual
    fund..............................................                --                --                --                --
                                                         ---------------   ---------------   ---------------   ---------------
   Realized gains (losses) on sales of investments:
      Proceeds from sales.............................         4,553,456        18,698,828         3,482,414        18,027,447
      Cost of investments sold........................        (4,151,766)      (18,698,828)       (3,219,206)      (22,116,449)
                                                         ---------------   ---------------   ---------------   ---------------
                                                                 401,690                --           263,208        (4,089,002)
                                                         ---------------   ---------------   ---------------   ---------------
      Net realized gains (losses) on investments......           401,690                --           263,208        (4,089,002)
                                                         ---------------   ---------------   ---------------   ---------------
   Net change in unrealized appreciation or
    depreciation on investments.......................         2,842,718                --         1,632,816        52,663,675
                                                         ---------------   ---------------   ---------------   ---------------
      Net gains on investments........................         3,244,408                --         1,896,024        48,574,673
                                                         ---------------   ---------------   ---------------   ---------------
      Net increase in net assets resulting from
       operations.....................................   $     2,928,900            27,459         1,660,415        47,628,859
                                                         ===============   ===============   ===============   ===============
                                                                         Segregated Sub-Accounts
                                                         ---------------------------------------------------
                                                                                                Advantus
                                                            Advantus          Advantus            Real
                                                          International      Index 400           Estate
                                                              Bond            Mid-Cap          Securities
                                                         ---------------   ---------------   ---------------
Investment income (loss):
   Investment income distributions from underlying
    mutual fund ......................................                --                --                --
   Mortality and expense charges and administrative
    charges (note 3) .................................           (41,367)          (86,236)          (54,111)
                                                         ---------------   ---------------   ---------------
      Investment income (loss) - net .................           (41,367)          (86,236)          (54,111)
                                                         ---------------   ---------------   ---------------
Realized and unrealized gains (losses) on
 investments - net:
   Realized gain distributions from underlying mutual
    fund .............................................                --                --                --
                                                         ---------------   ---------------   ---------------
   Realized gains (losses) on sales of investments:
      Proceeds from sales ............................         1,267,599         2,300,837           545,548
      Cost of investments sold .......................        (1,051,187)       (2,503,956)         (448,544)
                                                         ---------------   ---------------   ---------------
                                                                 216,412          (203,119)           97,004
                                                         ---------------   ---------------   ---------------
      Net realized gains (losses) on investments .....           216,412          (203,119)           97,004
                                                         ---------------   ---------------   ---------------
   Net change in unrealized appreciation or
    depreciation on investments ......................         1,319,870         5,562,260         3,879,591
                                                         ---------------   ---------------   ---------------
      Net gains on investments .......................         1,536,282         5,359,141         3,976,595
                                                         ---------------   ---------------   ---------------
      Net increase in net assets resulting from
       operations ....................................         1,494,915         5,272,905         3,922,484
                                                         ===============   ===============   ===============

See accompanying notes to financial statements

                      Minnesota Life Variable Life Account
                            Statements of Operations
                          Year ended December 31, 2003

                                                                                  Segregated Sub-Accounts
                                                         ---------------------------------------------------------------------
                                                           Templeton
                                                           Developing         Templeton
                                                            Markets          Global Asset       Franklin        Fidelity VIP
                                                           Securities         Allocation        Small Cap          Mid Cap
                                                         ---------------   ---------------   ---------------   ---------------
Investment income (loss):
   Investment income distributions from underlying
    mutual fund ......................................   $        90,851            33,159                --            33,676
   Mortality and expense charges and administrative
    charges (note 3) .................................           (39,120)           (7,064)          (45,310)          (71,209)
                                                         ---------------   ---------------   ---------------   ---------------
      Investment income (loss) - net .................            51,731            26,095           (45,310)          (37,533)
                                                         ---------------   ---------------   ---------------   ---------------
Realized and unrealized gains (losses) on
 investments - net:
   Realized gain distributions from underlying mutual
    fund .............................................                --                --                --                --
                                                         ---------------   ---------------   ---------------   ---------------
   Realized gains (losses) on sales of investments:
      Proceeds from sales ............................           956,068           138,080           533,556         1,003,967
      Cost of investments sold .......................          (976,675)         (133,539)         (547,356)         (984,107)
                                                         ---------------   ---------------   ---------------   ---------------
                                                                 (20,607)            4,541           (13,800)           19,860
                                                         ---------------   ---------------   ---------------   ---------------
      Net realized gains (losses) on investments .....           (20,607)            4,541           (13,800)           19,860
                                                         ---------------   ---------------   ---------------   ---------------
   Net change in unrealized appreciation or
    depreciation on investments ......................         3,499,117           422,929         3,106,671         5,014,456
                                                         ---------------   ---------------   ---------------   ---------------
      Net gains on investments .......................         3,478,510           427,470         3,092,871         5,034,316
                                                         ---------------   ---------------   ---------------   ---------------
      Net increase in net assets resulting from
       operations ....................................   $     3,530,241           453,565         3,047,561         4,996,783
                                                         ===============   ===============   ===============   ===============
                                                                      Segregated Sub-Accounts
                                                         ---------------------------------------------------
                                                                                                 Janus
                                                          Fidelity VIP       Fidelity VIP     Aspen Capital
                                                           Contrafund       Equity Income     Appreciation
                                                         ---------------   ---------------   ---------------
Investment income (loss):
   Investment income distributions from underlying
    mutual fund ......................................            68,961           235,512            44,816
   Mortality and expense charges and administrative
    charges (note 3) .................................          (110,506)          (86,506)          (89,970)
                                                         ---------------   ---------------   ---------------
      Investment income (loss) - net .................           (41,545)          149,006           (45,154)
                                                         ---------------   ---------------   ---------------
Realized and unrealized gains (losses) on
 investments - net:
   Realized gain distributions from underlying mutual
    fund .............................................                --                --                --
                                                         ---------------   ---------------   ---------------
   Realized gains (losses) on sales of investments:
      Proceeds from sales ............................         7,679,000           754,968         1,650,872
      Cost of investments sold .......................        (7,779,171)         (792,156)       (2,111,519)
                                                         ---------------   ---------------   ---------------
                                                                (100,171)          (37,188)         (460,647)
                                                         ---------------   ---------------   ---------------
      Net realized gains (losses) on investments .....          (100,171)          (37,188)         (460,647)
                                                         ---------------   ---------------   ---------------
   Net change in unrealized appreciation or
    depreciation on investments ......................         5,795,617         4,884,022         3,844,731
                                                         ---------------   ---------------   ---------------
      Net gains on investments .......................         5,695,446         4,846,834         3,384,084
                                                         ---------------   ---------------   ---------------
      Net increase in net assets resulting from
       operations ....................................         5,653,901         4,995,840         3,338,930
                                                         ===============   ===============   ===============

See accompanying notes to financial statements

                      Minnesota Life Variable Life Account
                            Statements of Operations
                          Year ended December 31, 2003

                                                                                  Segregated Sub-Accounts
                                                         ---------------------------------------------------------------------
                                                                                              Credit Suisse
                                                           Janus Aspen         Janus             Global           AIM V.I.
                                                          International        Aspen          Post-Venture       Aggressive
                                                             Growth           Balanced           Capital           Growth
                                                         ---------------   ---------------   ---------------   ---------------
Investment income (loss):
   Investment income distributions from underlying
    mutual fund ......................................   $       135,629             2,310                --                --
   Mortality and expense charges and administrative
    charges (note 3) .................................           (68,148)             (367)           (4,867)           (1,573)
                                                         ---------------   ---------------   ---------------   ---------------
      Investment income (loss) - net .................            67,481             1,943            (4,867)           (1,573)
                                                         ---------------   ---------------   ---------------   ---------------
Realized and unrealized gains (losses) on
 investments - net:
   Realized gain distributions from underlying mutual
    fund .............................................                --                --                --                --
                                                         ---------------   ---------------   ---------------   ---------------
   Realized gains (losses) on sales of investments:
      Proceeds from sales ............................         1,411,992             5,432           223,026            16,690
      Cost of investments sold .......................        (1,935,108)           (5,233)         (302,094)          (15,318)
                                                         ---------------   ---------------   ---------------   ---------------
                                                                (523,116)              199           (79,068)            1,372
                                                         ---------------   ---------------   ---------------   ---------------
      Net realized gains (losses) on investments .....          (523,116)              199           (79,068)            1,372
                                                         ---------------   ---------------   ---------------   ---------------
   Net change in unrealized appreciation or
    depreciation on investments ......................         4,804,775            10,790           465,928            87,349
                                                         ---------------   ---------------   ---------------   ---------------
      Net gains on investments .......................         4,281,659            10,989           386,860            88,721
                                                         ---------------   ---------------   ---------------   ---------------
      Net increase in net assets resulting from
       operations ....................................   $     4,349,140            12,932           381,993            87,148
                                                         ===============   ===============   ===============   ===============
                                                                        Segregated Sub-Accounts
                                                         ---------------------------------------------------
                                                                                               AIM V.I.
                                                                              AIM V.I.            Dent
                                                            AIM V.I.          Premier          Demographic
                                                            Balanced           Equity             Trends
                                                         ---------------   ---------------   ---------------
Investment income (loss):
   Investment income distributions from underlying
    mutual fund ......................................             3,054               593                --
   Mortality and expense charges and administrative
    charges (note 3) .................................              (255)             (496)             (153)
                                                         ---------------   ---------------   ---------------
      Investment income (loss) - net .................             2,799                97              (153)
                                                         ---------------   ---------------   ---------------
Realized and unrealized gains (losses) on
 investments - net:
   Realized gain distributions from underlying mutual
    fund .............................................                --                --                --
                                                         ---------------   ---------------   ---------------
   Realized gains (losses) on sales of investments:
      Proceeds from sales ............................            14,814             8,583            72,903
      Cost of investments sold .......................           (13,828)           (8,012)          (70,516)
                                                         ---------------   ---------------   ---------------
                                                                     986               571             2,387
                                                         ---------------   ---------------   ---------------
      Net realized gains (losses) on investments .....               986               571             2,387
                                                         ---------------   ---------------   ---------------
   Net change in unrealized appreciation or
    depreciation on investments ......................             6,426            24,038             4,148
                                                         ---------------   ---------------   ---------------
      Net gains on investments .......................             7,412            24,609             6,535
                                                         ---------------   ---------------   ---------------
      Net increase in net assets resulting from
       operations ....................................            10,211            24,706             6,382
                                                         ===============   ===============   ===============

See accompanying notes to financial statements

                      Minnesota Life Variable Life Account
                            Statements of Operations
                          Year ended December 31, 2003

                                                                                Segregated Sub-Accounts
                                                         ---------------------------------------------------------------------
                                                                               American
                                                             American          Century           American          Franklin
                                                             Century            Income           Century        Mutual Shares
                                                              Value           and Growth          Ultra           Securities
                                                         ---------------   ---------------   ---------------   ---------------
Investment income (loss):
   Investment income distributions from underlying
    mutual fund.......................................   $            --                --                --             2,796
   Mortality and expense charges and administrative
    charges (note 3)..................................              (967)             (396)           (2,703)           (1,645)
                                                         ---------------   ---------------   ---------------   ---------------
      Investment income (loss) - net..................              (967)             (396)           (2,703)            1,151
                                                         ---------------   ---------------   ---------------   ---------------
Realized and unrealized gains (losses) on
 investments - net:
   Realized gain distributions from underlying mutual
    fund..............................................                --                --                --                --
                                                         ---------------   ---------------   ---------------   ---------------
   Realized gains (losses) on sales of investments:
      Proceeds from sales.............................            12,464            17,681            11,904             1,649
      Cost of investments sold........................           (11,418)          (16,145)          (10,917)           (1,530)
                                                         ---------------   ---------------   ---------------   ---------------
                                                                   1,046             1,536               987               119
                                                         ---------------   ---------------   ---------------   ---------------
      Net realized gains (losses) on investments......             1,046             1,536               987               119
                                                         ---------------   ---------------   ---------------   ---------------
   Net change in unrealized appreciation or
    depreciation on investments.......................            73,632            27,250           122,738           106,430
                                                         ---------------   ---------------   ---------------   ---------------
      Net gains on investments........................            74,678            28,786           123,725           106,549
                                                         ---------------   ---------------   ---------------   ---------------
      Net increase in net assets resulting from
       operations.....................................   $        73,711            28,390           121,022           107,700
                                                         ===============   ===============   ===============   ===============
                                                                       Segregated Sub-Accounts
                                                         ---------------------------------------------------
                                                            Franklin
                                                            Large Cap            MFS               MFS
                                                              Growth          Investors          Mid Cap
                                                            Securities       Growth Stock        Growth
                                                         ---------------   ---------------   ---------------
Investment income (loss):
   Investment income distributions from underlying
    mutual fund.......................................               857                --                --
   Mortality and expense charges and administrative
    charges (note 3)..................................              (883)             (610)             (375)
                                                         ---------------   ---------------   ---------------
      Investment income (loss) - net..................               (26)             (610)             (375)
                                                         ---------------   ---------------   ---------------
Realized and unrealized gains (losses) on
 investments - net:
   Realized gain distributions from underlying mutual
    fund..............................................                --                --                --
                                                         ---------------   ---------------   ---------------
   Realized gains (losses) on sales of investments:
      Proceeds from sales.............................            10,565             4,030            48,146
      Cost of investments sold........................            (9,740)           (3,742)          (44,480)
                                                         ---------------   ---------------   ---------------
                                                                     825               288             3,666
                                                         ---------------   ---------------   ---------------
      Net realized gains (losses) on investments......               825               288             3,666
                                                         ---------------   ---------------   ---------------
   Net change in unrealized appreciation or
    depreciation on investments.......................            54,156            21,527            14,920
                                                         ---------------   ---------------   ---------------
      Net gains on investments........................            54,981            21,815            18,586
                                                         ---------------   ---------------   ---------------
      Net increase in net assets resulting from
       operations.....................................            54,955            21,205            18,211
                                                         ===============   ===============   ===============

See accompanying notes to financial statements

                      Minnesota Life Variable Life Account
                            Statements of Operations
                          Year ended December 31, 2003

                                                                                Segregated Sub-Accounts
                                                         ---------------------------------------------------------------------
                                                               MFS                             Oppenheimer
                                                               New               MFS              Capital        Oppenheimer
                                                            Discovery           Value          Appreciation      High Income
                                                         ---------------   ---------------   ---------------   ---------------
Investment income (loss):
   Investment income distributions from underlying
    mutual fund.......................................   $            --                --                --                --
   Mortality and expense charges and administrative
    charges (note 3)..................................            (1,724)           (2,326)           (1,307)           (1,678)
                                                         ---------------   ---------------   ---------------   ---------------
      Investment income (loss) - net..................            (1,724)           (2,326)           (1,307)           (1,678)
                                                         ---------------   ---------------   ---------------   ---------------
Realized and unrealized gains (losses) on
 investments - net:
   Realized gain distributions from underlying mutual
    fund..............................................                --                --                --                --
                                                         ---------------   ---------------   ---------------   ---------------
   Realized gains (losses) on sales of investments:
      Proceeds from sales.............................            55,867            22,200            80,967           190,191
      Cost of investments sold........................           (46,932)          (19,847)          (72,856)         (180,688)
                                                         ---------------   ---------------   ---------------   ---------------
                                                                   8,935             2,353             8,111             9,503
                                                         ---------------   ---------------   ---------------   ---------------
      Net realized gains (losses) on investments......             8,935             2,353             8,111             9,503
                                                         ---------------   ---------------   ---------------   ---------------
   Net change in unrealized appreciation or
    depreciation on investments.......................            65,750           171,775            80,447            57,609
                                                         ---------------   ---------------   ---------------   ---------------
      Net gains on investments........................            74,685           174,128            88,558            67,112
                                                         ---------------   ---------------   ---------------   ---------------
      Net increase in net assets resulting from
       operations.....................................   $        72,961           171,802            87,251            65,434
                                                         ===============   ===============   ===============   ===============
                                                                       Segregated Sub-Accounts
                                                         ---------------------------------------------------
                                                           Oppenheimer        Putnam VT         Putnam VT
                                                          International       Growth and      International
                                                              Growth            Income            Equity
                                                         ---------------   ---------------   ---------------
Investment income (loss):
   Investment income distributions from underlying
    mutual fund.......................................                --                --                --
   Mortality and expense charges and administrative
    charges (note 3)..................................            (1,272)             (232)           (2,258)
                                                         ---------------   ---------------   ---------------
      Investment income (loss) - net..................            (1,272)             (232)           (2,258)
                                                         ---------------   ---------------   ---------------
Realized and unrealized gains (losses) on
 investments - net:
   Realized gain distributions from underlying mutual
    fund..............................................                --                --                --
                                                         ---------------   ---------------   ---------------
   Realized gains (losses) on sales of investments:
      Proceeds from sales.............................           850,980             8,413           315,476
      Cost of investments sold........................          (815,472)           (7,486)         (294,111)
                                                         ---------------   ---------------   ---------------
                                                                  35,508               927            21,365
                                                         ---------------   ---------------   ---------------
      Net realized gains (losses) on investments......            35,508               927            21,365
                                                         ---------------   ---------------   ---------------
   Net change in unrealized appreciation or
    depreciation on investments.......................           116,919            15,836           177,673
                                                         ---------------   ---------------   ---------------
      Net gains on investments........................           152,427            16,763           199,038
                                                         ---------------   ---------------   ---------------
      Net increase in net assets resulting from
       operations.....................................           151,155            16,531           196,780
                                                         ===============   ===============   ===============

See accompanying notes to financial statements

                      Minnesota Life Variable Life Account
                            Statements of Operations
                          Year ended December 31, 2003

                                                                                Segregated Sub-Accounts
                                                         ---------------------------------------------------------------------
                                                            Putnam VT         Putnam VT
                                                               New               New            Putnam VT       Waddell & Reed
                                                          Opportunities         Value            Voyager            Growth
                                                         ---------------   ---------------   ---------------   ---------------
Investment income (loss):
   Investment income distributions from underlying
    mutual fund.......................................   $            --                --                --             1,743
   Mortality and expense charges and administrative
    charges (note 3)..................................               (50)             (824)           (2,213)         (774,530)
                                                         ---------------   ---------------   ---------------   ---------------
      Investment income (loss) - net..................               (50)             (824)           (2,213)         (772,787)
                                                         ---------------   ---------------   ---------------   ---------------
Realized and unrealized gains (losses) on
 investments - net:
   Realized gain distributions from underlying mutual
    fund..............................................                --                --                --                --
                                                         ---------------   ---------------   ---------------   ---------------
   Realized gains (losses) on sales of investments:
      Proceeds from sales.............................             3,858            29,425            66,588        91,565,895
      Cost of investments sold........................            (3,406)          (24,225)          (59,550)     (146,213,814)
                                                         ---------------   ---------------   ---------------   ---------------
                                                                     452             5,200             7,038       (54,647,919)
                                                         ---------------   ---------------   ---------------   ---------------
      Net realized gains (losses) on investments......               452             5,200             7,038       (54,647,919)
                                                         ---------------   ---------------   ---------------   ---------------
   Net change in unrealized appreciation or
    depreciation on investments.......................             2,448            72,007            85,798        89,142,818
                                                         ---------------   ---------------   ---------------   ---------------
      Net gains on investments........................             2,900            77,207            92,836        34,494,899
                                                         ---------------   ---------------   ---------------   ---------------
      Net increase in net assets resulting from
       operations.....................................   $         2,850            76,383            90,623        33,722,112
                                                         ===============   ===============   ===============   ===============
                                                                       Segregated Sub-Accounts
                                                         ---------------------------------------------------
                                                                                             Waddell & Reed
                                                         Waddell & Reed     Waddell & Reed      Small Cap
                                                           Core Equity      International        Growth
                                                         ---------------   ---------------   ---------------
Investment income (loss):
   Investment income distributions from underlying
    mutual fund.......................................            70,831             3,261                --
   Mortality and expense charges and administrative
    charges (note 3)..................................           (45,328)             (187)         (342,106)
                                                         ---------------   ---------------   ---------------
      Investment income (loss) - net..................            25,502             3,074          (342,106)
                                                         ---------------   ---------------   ---------------
Realized and unrealized gains (losses) on
 investments - net:
   Realized gain distributions from underlying mutual
    fund..............................................                --                --                --
                                                         ---------------   ---------------   ---------------
   Realized gains (losses) on sales of investments:
      Proceeds from sales.............................         1,269,156            41,146         6,534,394
      Cost of investments sold........................        (1,547,384)          (38,726)       (8,971,789)
                                                         ---------------   ---------------   ---------------
                                                                (278,228)            2,420        (2,437,395)
                                                         ---------------   ---------------   ---------------
      Net realized gains (losses) on investments......          (278,228)            2,420        (2,437,395)
                                                         ---------------   ---------------   ---------------
   Net change in unrealized appreciation or
    depreciation on investments.......................         2,008,731            16,434        29,785,725
                                                         ---------------   ---------------   ---------------
      Net gains on investments........................         1,730,503            18,854        27,348,330
                                                         ---------------   ---------------   ---------------
      Net increase in net assets resulting from
       operations.....................................         1,756,005            21,928        27,006,224
                                                         ===============   ===============   ===============

See accompanying notes to financial statements

                      Minnesota Life Variable Life Account
                            Statements of Operations
                          Year ended December 31, 2003

                                                                                Segregated Sub-Accounts
                                                         ---------------------------------------------------------------------
                                                                           Waddell & Reed     Waddell & Reed    Waddell & Reed
                                                         Waddell & Reed     International       Micro-Cap         Small Cap
                                                            Balanced             II              Growth             Value
                                                         ---------------   ---------------   ---------------   ---------------
Investment income (loss):
   Investment income distributions from underlying
    mutual fund.......................................   $       933,433         1,899,943                --                --
   Mortality and expense charges and administrative
    charges (note 3)..................................          (662,491)         (497,050)          (66,619)         (102,302)
                                                         ---------------   ---------------   ---------------   ---------------
      Investment income (loss) - net..................           270,942         1,402,893           (66,619)         (102,302)
                                                         ---------------   ---------------   ---------------   ---------------
Realized and unrealized gains (losses) on
 investments - net:
   Realized gain distributions from underlying mutual
    fund..............................................                --                --                --                --
                                                         ---------------   ---------------   ---------------   ---------------
   Realized gains (losses) on sales of investments:
      Proceeds from sales.............................        12,916,073         7,852,348         1,592,231         1,291,779
      Cost of investments sold........................       (15,610,035)       (8,875,574)       (2,161,317)       (1,414,677)
                                                         ---------------   ---------------   ---------------   ---------------
                                                              (2,693,962)       (1,023,226)         (569,086)         (122,898)
                                                         ---------------   ---------------   ---------------   ---------------
      Net realized gains (losses) on investments......        (2,693,962)       (1,023,226)         (569,086)         (122,898)
                                                         ---------------   ---------------   ---------------   ---------------
   Net change in unrealized appreciation or
    depreciation on investments.......................        27,378,029        39,507,264         6,472,780         9,055,985
                                                         ---------------   ---------------   ---------------   ---------------
      Net gains on investments........................        24,684,067        38,484,038         5,903,694         8,933,087
                                                         ---------------   ---------------   ---------------   ---------------
      Net increase in net assets resulting from
       operations.....................................   $    24,955,009        39,886,931         5,837,075         8,830,785
                                                         ===============   ===============   ===============   ===============
                                                                       Segregated Sub-Accounts
                                                         ---------------------------------------------------
                                                                           Waddell & Reed    Waddell & Reed
                                                         Waddell & Reed       Science &           Asset
                                                              Value          Technology          Strategy
                                                         ---------------   ---------------   ---------------
Investment income (loss):
   Investment income distributions from underlying
    mutual fund.......................................           327,300                --               708
   Mortality and expense charges and administrative
    charges (note 3)..................................          (278,116)              (86)              (42)
                                                         ---------------   ---------------   ---------------
      Investment income (loss) - net..................            49,184               (86)              666
                                                         ---------------   ---------------   ---------------
Realized and unrealized gains (losses) on
 investments - net:
   Realized gain distributions from underlying mutual
    fund..............................................                --                --                --
                                                         ---------------   ---------------   ---------------
   Realized gains (losses) on sales of investments:
      Proceeds from sales.............................         4,067,145           124,268            16,268
      Cost of investments sold........................        (4,616,526)         (121,424)          (16,268)
                                                         ---------------   ---------------   ---------------
                                                                (549,381)            2,844                --
                                                         ---------------   ---------------   ---------------
      Net realized gains (losses) on investments......          (549,381)            2,844                --
                                                         ---------------   ---------------   ---------------
   Net change in unrealized appreciation or
    depreciation on investments.......................        13,984,996             2,947             1,105
                                                         ---------------   ---------------   ---------------
      Net gains on investments........................        13,435,615             5,791             1,391
                                                         ---------------   ---------------   ---------------
      Net increase in net assets resulting from
       operations.....................................        13,484,799             5,705             2,057
                                                         ===============   ===============   ===============

See accompanying notes to financial statements

                      Minnesota Life Variable Life Account
                       Statements of Changes in Net Assets
                          Year ended December 31, 2003

                                                                                Segregated Sub-Accounts
                                                         ---------------------------------------------------------------------
                                                                               Advantus          Advantus          Advantus
                                                            Advantus            Money            Mortgage           Index
                                                              Bond              Market          Securities           500
                                                         ---------------   ---------------   ---------------   ---------------
Operations:
   Investment income (loss) - net.....................   $      (315,508)           27,459          (235,609)         (945,814)
   Net realized gains (losses) on investments.........           401,690                --           263,208        (4,089,002)
   Net change in unrealized appreciation or
    depreciation on investments.......................         2,842,718                --         1,632,816        52,663,675
                                                         ---------------   ---------------   ---------------   ---------------
Net increase in net assets resulting from
 operations...........................................         2,928,900            27,459         1,660,415        47,628,859
                                                         ---------------   ---------------   ---------------   ---------------
Policy transactions (notes 3,4 and 5):
   Policy purchase payments...........................         7,065,350        11,758,903         6,930,611        38,825,815
   Policy withdrawals and charges.....................        (4,237,948)      (18,587,936)       (3,246,805)      (17,081,633)
                                                         ---------------------------------------------------------------------
Increase (decrease) in net assets from policy
 transactions.........................................         2,827,402        (6,829,033)        3,683,806        21,744,182
                                                         ---------------------------------------------------------------------
Increase (decrease) in net assets.....................         5,756,302        (6,801,574)        5,344,221        69,373,041
Net assets at the beginning of year (note 1)..........        59,156,158        25,130,135        43,878,832       164,331,526
                                                         ---------------------------------------------------------------------
Net assets at the end of year.........................   $    64,912,460        18,328,561        49,223,053       233,704,567
                                                         =====================================================================
                                                                       Segregated Sub-Accounts
                                                         ---------------------------------------------------
                                                            Advantus          Advantus           Advantus
                                                          International       Index 400        Real Estate
                                                              Bond             Mid-Cap          Securities
                                                         ---------------   ---------------   ---------------
Operations:
   Investment income (loss) - net.....................           (41,367)          (86,236)          (54,111)
   Net realized gains (losses) on investments.........           216,412          (203,119)           97,004
   Net change in unrealized appreciation or
    depreciation on investments.......................         1,319,870         5,562,260         3,879,591
                                                         ---------------   ---------------   ---------------
Net increase in net assets resulting from
 operations...........................................         1,494,915         5,272,905         3,922,484
                                                         ---------------   ---------------   ---------------
Policy transactions (notes 3,4 and 5):
   Policy purchase payments...........................         2,972,502         6,245,191         3,974,290
   Policy withdrawals and charges.....................        (1,226,232)       (2,214,601)         (491,437)
                                                         ---------------------------------------------------
Increase (decrease) in net assets from policy
 transactions.........................................         1,746,270         4,030,590         3,482,853
                                                         ---------------------------------------------------
Increase (decrease) in net assets.....................         3,241,185         9,303,495         7,405,337
Net assets at the beginning of year (note 1)..........         6,398,401        14,144,300         7,899,437
                                                         ---------------------------------------------------
Net assets at the end of year.........................         9,639,586        23,447,795        15,304,774
                                                         ===================================================

See accompanying notes to financial statements

                      Minnesota Life Variable Life Account
                       Statements of Changes in Net Assets
                          Year ended December 31, 2003

                                                                               Segregated Sub-Accounts
                                                         ---------------------------------------------------------------------
                                                            Templeton
                                                            Developing        Templeton
                                                             Markets        Global Asset        Franklin        Fidelity VIP
                                                            Securities       Allocation         Small Cap          Mid Cap
                                                         ---------------   ---------------   ---------------   ---------------
Operations:
   Investment income (loss) - net.....................   $        51,731            26,095           (45,310)          (37,533)
   Net realized gains (losses) on investments.........           (20,607)            4,541           (13,800)           19,860
   Net change in unrealized appreciation or
    depreciation on investments.......................         3,499,117           422,929         3,106,671         5,014,456
                                                         ---------------   ---------------   ---------------   ---------------
Net increase in net assets resulting from
 operations...........................................         3,530,241           453,565         3,047,561         4,996,783
                                                         ---------------   ---------------   ---------------   ---------------
Policy transactions (notes 3,4 and 5):
   Policy purchase payments...........................         1,908,746         1,558,991         4,149,341         4,284,987
   Policy withdrawals and charges.....................          (916,948)         (131,016)         (488,246)         (932,758)
                                                         ---------------   ---------------   ---------------   ---------------
Increase (decrease) in net assets from policy
 transactions.........................................           991,798         1,427,975         3,661,095         3,352,229
                                                         ---------------   ---------------   ---------------   ---------------
Increase (decrease) in net assets....................          4,522,039         1,881,540         6,708,656         8,349,012
Net assets at the beginning of year (note 1)..........         6,358,050           827,190         5,737,923        11,488,617
                                                         ---------------   ---------------   ---------------   ---------------
Net assets at the end of year.........................   $    10,880,089         2,708,730        12,446,579        19,837,629
                                                         ===============   ===============   ===============   ===============
                                                                       Segregated Sub-Accounts
                                                         ---------------------------------------------------
                                                                                                  Janus
                                                           Fidelity VIP     Fidelity VIP      Aspen Capital
                                                           Contrafund       Equity Income      Appreciation
                                                         ---------------   ---------------   ---------------
Operations:
   Investment income (loss) - net.....................           (41,545)          149,006           (45,154)
   Net realized gains (losses) on investments.........          (100,171)          (37,188)         (460,647)
   Net change in unrealized appreciation or
    depreciation on investments.......................         5,795,617         4,884,022         3,844,731
                                                         ---------------   ---------------   ---------------
Net increase in net assets resulting from
 operations...........................................         5,653,901         4,995,840         3,338,930
                                                         ---------------   ---------------   ---------------
Policy transactions (notes 3,4 and 5):
   Policy purchase payments...........................         6,919,144         7,493,147         3,479,774
   Policy withdrawals and charges.....................        (7,568,494)         (668,462)       (1,560,902)
                                                         ---------------   ---------------   ---------------
Increase (decrease) in net assets from policy
 transactions.........................................          (649,350)        6,824,685         1,918,872
                                                         ---------------   ---------------   ---------------
Increase (decrease) in net assets....................          5,004,551        11,820,525         5,257,802
Net assets at the beginning of year (note 1)..........        19,926,546        12,367,782        15,403,645
                                                         ---------------   ---------------   ---------------
Net assets at the end of year.........................        24,931,097        24,188,307        20,661,447
                                                         ===============   ===============   ===============

See accompanying notes to financial statements

                      Minnesota Life Variable Life Account
                       Statements of Changes in Net Assets
                          Year ended December 31, 2003

                                                                                Segregated Sub-Accounts
                                                         ---------------------------------------------------------------------
                                                                                              Credit Suisse
                                                           Janus Aspen                           Global           AIM V.I.
                                                          International         Janus         Post-Venture       Aggressive
                                                             Growth        Aspen Balanced        Capital           Growth
                                                         ---------------   ---------------   ---------------   ---------------
Operations:
   Investment income (loss) - net.....................   $        67,481             1,943            (4,867)           (1,573)
   Net realized gains (losses) on investments.........          (523,116)              199           (79,068)            1,372
   Net change in unrealized appreciation or
    depreciation on investments.......................         4,804,775            10,790           465,928            87,349
                                                         ---------------   ---------------   ---------------   ---------------
Net increase in net assets resulting from
 operations...........................................         4,349,140            12,932           381,993            87,148
                                                         ---------------   ---------------   ---------------   ---------------
Policy transactions (notes 3,4 and 5):
   Policy purchase payments...........................         2,462,136           219,390           502,231         1,011,070
   Policy withdrawals and charges.....................        (1,343,844)           (5,065)         (218,159)          (15,117)
                                                         ---------------   ---------------   ---------------   ---------------
Increase (decrease) in net assets from policy
 transactions.........................................         1,118,292           214,325           284,072           995,953
                                                         ---------------   ---------------   ---------------   ---------------
Increase (decrease) in net assets.....................         5,467,432           227,257           666,065         1,083,101
Net assets at the beginning of year (note 1)..........        11,753,696                --           740,973                --
                                                         ---------------   ---------------   ---------------   ---------------
Net assets at the end of year.........................   $    17,221,128           227,257         1,407,038         1,083,101
                                                         ===============   ===============   ===============   ===============
                                                                       Segregated Sub-Accounts
                                                         ---------------------------------------------------
                                                                                                AIM V.I.
                                                                              AIM V.I.            Dent
                                                             AIM V.I.         Premier          Demographic
                                                             Balanced          Equity            Trends
                                                         ---------------   ---------------   ---------------
Operations:
   Investment income (loss) - net.....................             2,799                97              (153)
   Net realized gains (losses) on investments.........               986               571             2,387
   Net change in unrealized appreciation or
    depreciation on investments.......................             6,426            24,038             4,148
                                                         ---------------   ---------------   ---------------
Net increase in net assets resulting from
 operations...........................................            10,211            24,706             6,382
                                                         ---------------   ---------------   ---------------
Policy transactions (notes 3,4 and 5):
   Policy purchase payments...........................           169,356           262,909           181,932
   Policy withdrawals and charges.....................           (14,559)           (8,087)          (72,750)
                                                         ---------------   ---------------   ---------------
Increase (decrease) in net assets from policy
 transactions.........................................           154,797           254,822           109,182
                                                         ---------------   ---------------   ---------------
Increase (decrease) in net assets.....................           165,008           279,528           115,564
Net assets at the beginning of year (note 1)..........                --                --                --
                                                         ---------------   ---------------   ---------------
Net assets at the end of year.........................           165,008           279,528           115,564
                                                         ===============   ===============   ===============

See accompanying notes to financial statements

                      Minnesota Life Variable Life Account
                       Statements of Changes in Net Assets
                          Year ended December 31, 2003

                                                                                Segregated Sub-Accounts
                                                         ---------------------------------------------------------------------
                                                                              American
                                                             American         Century           American          Franklin
                                                             Century           Income            Century        Mutual Shares
                                                              Value          and Growth           Ultra           Securities
                                                         ---------------   ---------------   ---------------   ---------------
Operations:
   Investment income (loss) - net.....................   $          (967)             (396)           (2,703)            1,151
   Net realized gains (losses) on investments.........             1,046             1,536               987               119
   Net change in unrealized appreciation or
    depreciation on investments.......................            73,632            27,250           122,738           106,430
                                                         ---------------   ---------------   ---------------   ---------------
Net increase in net assets resulting from
 operations...........................................            73,711            28,390           121,022           107,700
                                                         ---------------   ---------------   ---------------   ---------------
Policy transactions (notes 3,4 and 5):
   Policy purchase payments...........................           608,982           314,931         2,352,785         1,196,069
   Policy withdrawals and charges.....................           (11,497)          (17,285)           (9,201)           (2,800)
                                                         ---------------   ---------------   ---------------   ---------------
Increase (decrease) in net assets from policy
 transactions.........................................           597,485           297,646         2,343,584         1,196,065
                                                         ---------------   ---------------   ---------------   ---------------
Increase (decrease) in net assets.....................           671,196           326,036         2,464,606         1,303,765
Net assets at the beginning of year (note 1)..........                --                --                --                --
                                                         ---------------   ---------------   ---------------   ---------------
Net assets at the end of year.........................   $       671,196           326,036         2,464,606         1,303,765
                                                         ===============   ===============   ===============   ===============
                                                            Franklin
                                                            Large Cap           MFS                MFS
                                                             Growth           Investors          Mid Cap
                                                            Securities       Growth Stock        Growth
                                                         ---------------   ---------------   ---------------
Operations:
   Investment income (loss) - net.....................               (26)             (610)             (375)
   Net realized gains (losses) on investments.........               825               288             3,666
   Net change in unrealized appreciation or
    depreciation on investments.......................            54,156            21,527            14,920
                                                         ---------------   ---------------   ---------------
Net increase in net assets resulting from
 operations...........................................            54,955            21,205            18,211
                                                         ---------------   ---------------   ---------------
Policy transactions (notes 3,4 and 5):
   Policy purchase payments...........................           603,616           428,448           337,481
   Policy withdrawals and charges.....................           (10,539)           (3,420)          (47,771)
                                                         ---------------   ---------------   ---------------
Increase (decrease) in net assets from policy
 transactions.........................................           593,934           425,028           289,710
                                                         ---------------   ---------------   ---------------
Increase (decrease) in net assets.....................           648,889           446,233           307,921
Net assets at the beginning of year (note 1)..........                --                --                --
                                                         ---------------   ---------------   ---------------
Net assets at the end of year.........................           648,889           446,233           307,921
                                                         ===============   ===============   ===============

See accompanying notes to financial statements

                      Minnesota Life Variable Life Account
                       Statements of Changes in Net Assets
                          Year ended December 31, 2003

                                                                                Segregated Sub-Accounts
                                                         ---------------------------------------------------------------------
                                                               MFS                             Oppenheimer
                                                               New               MFS             Capital         Oppenheimer
                                                            Discovery           Value         Appreciation       High Income
                                                         ---------------   ---------------   ---------------   ---------------
Operations:
   Investment income (loss) - net.....................   $        (1,724)           (2,326)           (1,307)           (1,678)
   Net realized gains (losses) on investments.........             8,935             2,353             8,111             9,503
   Net change in unrealized appreciation or
    depreciation on investments.......................            65,750           171,775            80,447            57,609
                                                         ---------------   ---------------   ---------------   ---------------
Net increase in net assets resulting
 from operations......................................            72,961           171,802            87,251            65,434
                                                         ---------------   ---------------   ---------------   ---------------
Policy transactions (notes 3,4 and 5):
   Policy purchase payments...........................         1,568,875         1,607,676         1,069,925         1,541,243
   Policy withdrawals and charges.....................           (54,143)          (19,874)          (79,660)         (188,513)
                                                         ---------------   ---------------   ---------------   ---------------
Increase (decrease) in net assets from
 policy transactions..................................         1,514,732         1,587,802           990,265         1,352,730
                                                         ---------------   ---------------   ---------------   ---------------
Increase (decrease) in net assets.....................         1,587,693         1,759,604         1,077,516         1,418,164
Net assets at the beginning of year (note 1)..........                --                --                --                --
                                                         ---------------   ---------------   ---------------   ---------------
Net assets at the end of year.........................   $     1,587,693         1,759,604         1,077,516         1,418,164
                                                         ===============   ===============   ===============   ===============
                                                                       Segregated Sub-Accounts
                                                         ---------------------------------------------------
                                                           Oppenheimer        Putnam VT         Putnam VT
                                                          International       Growth and      International
                                                             Growth            Income             Equity
                                                         ---------------   ---------------   ---------------
Operations:
   Investment income (loss) - net.....................            (1,272)             (232)           (2,258)
   Net realized gains (losses) on investments.........            35,508               927            21,365
   Net change in unrealized appreciation or
    depreciation on investments.......................           116,919            15,836           177,673
                                                         ---------------   ---------------   ---------------
Net increase in net assets resulting
 from operations......................................           151,155            16,531           196,780
                                                         ---------------   ---------------   ---------------
Policy transactions (notes 3,4 and 5):
   Policy purchase payments...........................         1,901,858           141,028         1,685,212
   Policy withdrawals and charges.....................          (849,708)           (8,181)         (313,218)
                                                         ---------------   ---------------   ---------------
Increase (decrease) in net assets from
 policy transactions..................................         1,052,150           132,847         1,371,994
                                                         ---------------   ---------------   ---------------
Increase (decrease) in net assets.....................         1,203,305           149,378         1,568,774
Net assets at the beginning of year (note 1)..........                --                --                --
                                                         ---------------   ---------------   ---------------
Net assets at the end of year.........................         1,203,305           149,378         1,568,774
                                                         ===============   ===============   ===============

See accompanying notes to financial statements

                      Minnesota Life Variable Life Account
                       Statements of Changes in Net Assets
                          Year ended December 31, 2003

                                                                                Segregated Sub-Accounts
                                                         ---------------------------------------------------------------------
                                                            Putnam VT         Putnam VT
                                                               New               New            Putnam VT      Waddell & Reed
                                                          Opportunities         Value            Voyager           Growth
                                                         ---------------   ---------------   ---------------   ---------------
Operations:
   Investment income (loss) - net.....................   $           (50)             (824)           (2,213)         (772,787)
   Net realized gains (losses) on investments.........               452             5,200             7,038       (54,647,919)
   Net change in unrealized appreciation or
    depreciation on investments.......................             2,448            72,007            85,798        89,142,818
                                                         ---------------   ---------------   ---------------   ---------------
Net increase in net assets resulting
 from operations......................................             2,850            76,383            90,623        33,722,112
                                                         ---------------   ---------------   ---------------   ---------------
Policy transactions (notes 3,4 and 5):
   Policy purchase payments...........................            61,325           537,158         1,553,585        91,798,638
   Policy withdrawals and charges.....................            (3,808)          (28,601)          (64,375)      (90,791,365)
                                                         ---------------   ---------------   ---------------   ---------------
Increase (decrease) in net assets from
 policy transactions..................................            57,517           508,557         1,489,210         1,007,273
                                                         ---------------   ---------------   ---------------   ---------------
Increase (decrease) in net assets.....................            60,367           584,940         1,579,833        34,729,385
Net assets at the beginning of year (note 1)..........                --                --                --       140,024,322
                                                         ---------------   ---------------   ---------------   ---------------
Net assets at the end of year.........................   $        60,367           584,940         1,579,833       174,753,707
                                                         ===============   ===============   ===============   ===============
                                                                       Segregated Sub-Accounts
                                                         ---------------------------------------------------
                                                                                             Waddell & Reed
                                                         Waddell & Reed    Waddell & Reed         Small
                                                           Core Equity      International      Cap Growth
                                                         ---------------   ---------------   ---------------
Operations:
   Investment income (loss) - net.....................            25,502             3,074          (342,106)
   Net realized gains (losses) on investments.........          (278,228)            2,420        (2,437,395)
   Net change in unrealized appreciation or
    depreciation on investments.......................         2,008,731            16,434        29,785,725
                                                         ---------------   ---------------   ---------------
Net increase in net assets resulting
 from operations......................................         1,756,005            21,928        27,006,224
                                                         ---------------   ---------------   ---------------
Policy transactions (notes 3,4 and 5):
   Policy purchase payments...........................         1,407,170           256,996         6,257,981
   Policy withdrawals and charges.....................        (1,223,827)          (44,220)       (6,192,288)
                                                         ---------------   ---------------   ---------------
Increase (decrease) in net assets from
 policy transactions..................................           183,343           216,037            65,693
                                                         ---------------   ---------------   ---------------
Increase (decrease) in net assets.....................         1,939,348           237,965        27,071,917
Net assets at the beginning of year (note 1)..........         8,192,164                --        56,725,839
                                                         ---------------   ---------------   ---------------
Net assets at the end of year.........................        10,131,512           237,965        83,797,756
                                                         ===============   ===============   ===============

See accompanying notes to financial statements

                      Minnesota Life Variable Life Account
                       Statements of Changes in Net Assets
                          Year ended December 31, 2003

                                                                                Segregated Sub-Accounts
                                                         ---------------------------------------------------------------------
                                                                           Waddell & Reed    Waddell & Reed    Waddell & Reed
                                                         Waddell & Reed     International       Micro-Cap         Small Cap
                                                            Balanced             II               Growth            Value
                                                         ---------------   ---------------   ---------------   ---------------
Operations:
   Investment income (loss) - net.....................   $       270,942         1,402,893           (66,619)         (102,302)
   Net realized gains (losses) on investments.........        (2,693,962)       (1,023,226)         (569,086)         (122,898)
   Net change in unrealized appreciation or
    depreciation on investments.......................        27,378,029        39,507,264         6,472,780         9,055,985
                                                         ---------------   ---------------   ---------------   ---------------
Net increase in net assets resulting
 from operations......................................        24,955,009        39,886,931         5,837,075         8,830,785
                                                         ---------------   ---------------   ---------------   ---------------
Policy transactions (notes 3,4 and 5):
   Policy purchase payments...........................         6,589,108         7,390,769         3,202,932         5,218,710
   Policy withdrawals and charges.....................       (12,253,582)       (7,355,298)       (1,525,612)       (1,189,477)
                                                         ---------------   ---------------   ---------------   ---------------
Increase (decrease) in net assets from
 policy transactions..................................        (5,664,474)           35,471         1,677,320         4,029,233
                                                         ---------------   ---------------   ---------------   ---------------
Increase (decrease) in net assets.....................        19,290,535        39,922,402         7,514,395        12,860,018
Net assets at the beginning of year (note 1)..........       124,438,389        85,738,006        10,156,947        16,144,437
                                                         ---------------   ---------------   ---------------   ---------------
Net assets at the end of year.........................   $   143,728,924       125,660,408        17,671,342        29,004,455
                                                         ===============   ===============   ===============   ===============
                                                                       Segregated Sub-Accounts
                                                         ---------------------------------------------------
                                                                           Waddell & Reed    Waddell & Reed
                                                         Waddell & Reed       Science &          Asset
                                                              Value          Technology         Strategy
                                                         ---------------   ---------------   ---------------
Operations:
   Investment income (loss) - net.....................            49,184               (86)              666
   Net realized gains (losses) on investments.........          (549,381)            2,844                --
   Net change in unrealized appreciation or
    depreciation on investments.......................        13,984,996             2,947             1,105
                                                         ---------------   ---------------   ---------------
Net increase in net assets resulting
 from operations......................................        13,484,799             5,705             2,057
                                                         ---------------   ---------------   ---------------
Policy transactions (notes 3,4 and 5):
   Policy purchase payments...........................         4,760,183           221,914            79,236
   Policy withdrawals and charges.....................        (3,789,028)         (124,182)          (16,512)
                                                         ---------------   ---------------   ---------------
Increase (decrease) in net assets from
 policy transactions..................................           971,154            97,732            62,724
                                                         ---------------   ---------------   ---------------
Increase (decrease) in net assets.....................        14,455,953           103,437            64,781
Net assets at the beginning of year (note 1)..........        50,229,078                --                --
                                                         ---------------   ---------------   ---------------
Net assets at the end of year.........................        64,685,031           103,437            64,781
                                                         ===============   ===============   ===============

See accompanying notes to financial statements

                      Minnesota Life Variable Life Account
                       Statements of Changes in Net Assets
                          Year ended December 31, 2002

                                                                                 Segregated Sub-Accounts
                                                         ---------------------------------------------------------------------
                                                                                                  Money             Asset
                                                             Growth              Bond             Market         Allocation
                                                         ---------------   ---------------   ---------------   ---------------
Operations:
   Investment income (loss) - net.....................   $      (401,332)         (262,907)          163,851          (653,916)
   Net realized gains (losses) on investments.........       (17,746,854)          252,507                --       (11,629,809)
   Net change in unrealized appreciation or
    depreciation of investments.......................        (6,359,257)        5,027,472                --          (787,241)
                                                         ---------------   ---------------   ---------------   ---------------
Net increase (decrease) in net assets resulting
 from operations......................................       (24,507,443)        5,017,072           163,851       (13,070,966)
                                                         ---------------   ---------------   ---------------   ---------------
Policy transactions (notes 3, 4 and 5):
   Policy purchase payments...........................        29,419,431        24,254,831        34,173,059        34,499,549
   Policy withdrawals and charges.....................       (28,269,838)      (18,315,660)      (28,212,757)      (36,423,285)
                                                         ---------------   ---------------   ---------------   ---------------
Increase (decrease) in net assets from
 policy transactions..................................         1,149,593         5,939,171         5,960,302        (1,923,736)
                                                         ---------------   ---------------   ---------------   ---------------
Increase (decrease) in net assets.....................       (23,357,850)       10,956,243         6,124,153       (14,994,702)
Net assets at the beginning of year...................        93,654,792        48,199,915        19,005,982       139,433,091
                                                         ---------------   ---------------   ---------------   ---------------
Net assets at the end of year (a).....................   $    70,296,942        59,156,158        25,130,135       124,438,389
                                                         ===============   ===============   ===============   ===============
                                                                           Segregated Sub-Accounts
                                                  ---------------------------------------------------------------------------
                                                                                                                    Small
                                                    Mortgage        Index          Capital      International      Company
                                                  Securities         500         Appreciation       Stock          Growth
                                                  -----------   -------------   -------------   -------------   -------------
Operations:
   Investment income (loss) - net..............      (145,587)       (874,603)       (409,487)       (484,701)       (324,751)
   Net realized gains (losses) on investments..       505,329     (13,953,732)    (19,789,669)     (8,577,941)    (13,790,427)
   Net change in unrealized appreciation or
    depreciation of investments................     2,761,558     (31,299,442)    (12,661,287)     (9,762,439)    (12,037,047)
                                                  -----------   -------------   -------------   -------------   -------------
Net increase (decrease) in net assets
 resulting from operations.....................     3,121,300     (46,127,777)    (32,860,443)    (18,825,081)    (26,152,225)
                                                  -----------   -------------   -------------   -------------   -------------
Policy transactions (notes 3, 4 and 5):
   Policy purchase payments....................    25,830,220      81,438,970      24,097,818      36,278,187      25,948,470
   Policy withdrawals and charges..............   (15,780,750)    (69,412,916)    (24,883,552)    (35,451,738)    (23,592,433)
                                                  -----------   -------------   -------------   -------------   -------------
Increase (decrease) in net assets from
 policy transactions...........................    10,049,470      12,026,054        (785,734)        826,449       2,356,037
                                                  -----------   -------------   -------------   -------------   -------------
Increase (decrease) in net assets..............    13,170,770     (34,101,723)    (33,646,177)    (17,998,632)    (23,796,188)
Net assets at the beginning of year............    30,708,062     198,433,249     103,373,557     103,736,638      80,522,027
                                                  -----------   -------------   -------------   -------------   -------------
Net assets at the end of year (a)..............    43,878,832     164,331,526      69,727,380      85,738,006      56,725,839
                                                  ===========   =============   =============   =============   =============

(a) See footnote 1 for an explanation of the Fund merger transactions occurring in 2003.

                      Minnesota Life Variable Life Account
                       Statements of Changes in Net Assets
                          Year ended December 31, 2002

                                                                                Segregated Sub-Accounts
                                                         ---------------------------------------------------------------------
                                                                                Small
                                                              Value            Company           Global           Index 400
                                                              Stock             Value             Bond             Mid-Cap
                                                         ---------------   ---------------   ---------------   ---------------
Operations:
   Investment income (loss) - net.....................   $      (269,087)          (82,408)          (11,700)          (67,761)
   Net realized gains (losses) on investments.........        (2,946,161)         (290,192)          108,618          (655,180)
   Net change in unrealized appreciation or
    depreciation of investments.......................        (5,950,738)       (3,781,695)          706,558        (1,655,442)
                                                         ---------------   ---------------   ---------------   ---------------
Net increase (decrease) in net assets resulting
 from operations......................................        (9,165,986)       (4,154,295)          803,476        (2,378,383)
                                                         ---------------   ---------------   ---------------   ---------------
Policy transactions (notes 3, 4 and 5):
   Policy purchase payments...........................        20,108,072        14,751,852         4,260,912        10,483,233
   Policy withdrawals and charges.....................       (16,762,672)       (8,612,979)       (2,477,998)       (6,658,203)
                                                         ---------------   ---------------   ---------------   ---------------
Increase in net assets from policy transactions.......         3,345,400         6,138,873         1,782,914         3,825,030
                                                         ---------------   ---------------   ---------------   ---------------
Increase (decrease) in net assets.....................        (5,820,586)        1,984,578         2,586,390         1,446,647
Net assets at the beginning of year...................        56,049,664        14,159,859         3,812,011        12,697,653
                                                         ---------------   ---------------   ---------------   ---------------
Net assets at the end of year (a).....................   $    50,229,078        16,144,437         6,398,401        14,144,300
                                                         ===============   ===============   ===============   ===============
                                                                               Segregated Sub-Accounts
                                                         ---------------------------------------------------------------------
                                                                                                    Templeton
                                                                                                    Developing     Templeton
                                                          Macro-Cap      Micro-Cap    Real Estate     Markets    Global Asset
                                                            Value         Growth      Securities    Securities   Allocation(b)
                                                         -----------   ------------   -----------   ----------   -------------
Operations:
   Investment income (loss) - net.....................       (41,174)       (59,906)      (27,876)      56,950           8,029
   Net realized gains (losses) on investments.........      (827,782)    (2,844,641)      100,128     (407,364)        (20,040)
   Net change in unrealized appreciation or
    depreciation of investments.......................    (1,914,500)    (3,475,601)       88,624      245,486         (24,138)
                                                         -----------   ------------   -----------   ----------   -------------
Net increase (decrease) in net assets resulting
 from operations......................................    (2,783,456)    (6,380,148)      160,876     (104,928)        (36,149)
                                                         -----------   ------------   -----------   ----------   -------------
Policy transactions (notes 3, 4 and 5):
   Policy purchase payments...........................     5,607,333      6,806,438     8,094,403    3,345,122         654,585
   Policy withdrawals and charges.....................    (3,391,712)    (5,407,395)   (3,615,227)  (2,197,731)       (201,460)
                                                         -----------   ------------   -----------   ----------   -------------
Increase in net assets from policy transactions.......     2,215,621      1,399,043     4,479,176    1,147,391         453,125
                                                         -----------   ------------   -----------   ----------   -------------
Increase (decrease) in net assets.....................      (567,835)    (4,981,105)    4,640,052    1,042,463         416,976
Net assets at the beginning of year...................     8,759,999     15,138,052     3,259,385    5,315,587         410,214
                                                         -----------   ------------   -----------   ----------   -------------
Net assets at the end of year (a).....................     8,192,164     10,156,947     7,899,437    6,358,050         827,190
                                                         ===========   ============   ===========   ==========   =============

(a) See footnote 1 for an explanation of the Fund merger transactions occurring in 2003.
(b) Formerly Templeton Asset Strategy sub-account. Effective May 1, 2002, the underlying fund changed it's name to Templeton Global Asset Allocation.

                      Minnesota Life Variable Life Account
                       Statements of Changes in Net Assets
                          Year ended December 31, 2002

                                                                        Segregated Sub-Accounts
                                      ---------------------------------------------------------------------------------------------
                                                                                                                      Credit Suisse
                                                    Fidelity    Fidelity     Fidelity    Janus Aspen    Janus Aspen    Global Post-
                                       Franklin       VIP          VIP     VIP Equity-     Capital     International     Venture
                                       Small-Cap    Mid-Cap    Contrafund     Income     Appreciation      Growth        Capital
                                      -----------  ----------  ----------  ------------  ------------  -------------  -------------
Operations:
   Investment income (loss) - net...  $   (12,311)     27,362       8,305        95,608       (27,162)        23,530         (5,444)
   Net realized gains (losses) on
    investments.....................     (497,130)   (178,409)   (579,837)     (427,751)   (2,608,874)    (3,491,827)      (213,866)
   Net change in unrealized
    appreciation or depreciation of
    investments.....................   (1,045,550) (1,045,721)   (918,029)   (1,898,457)      (76,751)      (454,730)      (117,739)
                                      -----------  ----------  ----------  ------------  ------------  -------------  -------------
Net increase (decrease) in net
 assets resulting from operations...   (1,554,991) (1,196,768) (1,489,561)   (2,230,600)   (2,712,787)    (3,923,027)      (337,049)
                                      -----------  ----------  ----------  ------------  ------------  -------------  -------------
Policy transactions
 (notes 3, 4 and 5):
   Policy purchase payments.........    4,916,072   7,440,154  13,893,065     9,609,197    10,075,635      8,658,948        648,623
   Policy withdrawals and charges...   (1,848,589) (4,527,216) (4,722,035)   (4,452,609)   (6,384,922)    (6,679,291)      (457,411)
                                      -----------  ----------  ----------  ------------  ------------  -------------  -------------
Increase in net assets from
 policy transactions................    3,067,482   2,912,938   9,171,030     5,156,588     3,690,713      1,979,657        191,212
                                      -----------  ----------  ----------  ------------  ------------  -------------  -------------
Increase(decrease) in net assets....    1,512,492   1,716,170   7,681,469     2,925,988       977,926     (1,943,370)      (145,837)
Net assets at the beginning of
 year...............................    4,225,431   9,772,447  12,245,077     9,441,794    14,425,719     13,697,066        886,810
                                      -----------  ----------  ----------  ------------  ------------  -------------  -------------
Net assets at the end of year (a)...  $ 5,737,923  11,488,617  19,926,546    12,367,782    15,403,645     11,753,696        740,973
                                      ===========  ==========  ==========  ============  ============  =============  =============

(a) See footnote 1 for an explanation of the Fund merger transactions occurring in 2003.

                      Minnesota Life Variable Life Account

                          Notes to Financial Statements
                           December 31, 2003 and 2002

(1)  Organization
     ------------

     The Minnesota Life Variable Life Account (the Account) was established on October 21, 1985 as a segregated asset account of Minnesota Life Insurance Company (Minnesota Life) under Minnesota law and is registered as a unit investment trust under the Investment Company Act of 1940 (as amended). There are currently three types of variable life policies each consisting of forty-nine segregated sub-accounts to which policy owners may allocate their purchase payments. The financial statements presented herein include three types of variable life policies, Variable Adjustable Life, Variable Adjustable Life Second Death and Variable Adjustable Life Horizon offered by the Account.

     The assets of each segregated sub-account are held for the exclusive benefit of the variable life policy owners and are not chargeable with liabilities arising out of the business conducted by any other account or by Minnesota Life. Variable Life policy owners allocate their purchase payments to one or more of the forty-nine segregated sub- accounts. Such payments are then invested in shares of the Advantus Series Fund, Inc., Franklin Templeton Variable Insurance Products Fund, Fidelity Variable Insurance Products Fund, Janus Aspen Series, Credit Suisse Trust, AIM Variable Insurance Funds, American Century Variable Portfolios, Franklin Templeton Variable Insurance Products Trust, MFS Variable Insurance Trust, Oppenheimer Variable Account Funds, Panorama Series Fund, Inc., Putnam Variable Trust, and Waddell & Reed Target Funds, Inc., (collectively, the Underlying Funds). The Advantus Series Fund, Inc. was organized by Minnesota Life as the investment vehicle for its variable life insurance policies and variable annuity contracts. Each of the Underlying Funds is registered under the Investment Company Act of 1940 (as ameded) as a diversified (except International Bond Portfolio which is non-diversified), open-end management investment company.

     On September 22, 2003, the Advantus Series Fund, Inc. and Waddell & Reed Target Funds, Inc. completed a tax free exchange where the shares of the Advantus Growth and Advantus Capital Appreciation Portfolios were combined into Waddell & Reed Growth, and the Advantus Asset Allocation, Advantus International Stock, Advantus Value Stock, Advantus Small Company Value, Advantus Macro-Cap Value and Advantus Micro-Cap Growth were exchanged for shares of Waddell & Reed Balanced, Waddell & Reed International II, Waddell & Reed Value, Waddell & Reed Small-Cap Growth, Waddell & Reed Core Equity and Waddell & Reed Micro-Cap Growth, respectively.

     Payments allocated to the Advantus Bond, Advantus Money Market, Advantus Mortgage Securities, Advantus Index 500, Advantus International Bond, Advantus Index 400 Mid-Cap, Advantus Real Estate Securities, Templeton Developing Markets Securities, Templeton Global Asset Allocation, Franklin Small Cap, Fidelity VIP Mid Cap, Fidelity VIP Contrafund, Fidelity VIP Equity Income, Janus Aspen Capital Appreciation, Janus Aspen International Growth, Janus Aspen Balanced, Credit Suisse Global Post-Venture Capital, AIM V.I. Aggressive Growth, AIM V.I. Balanced, AIM V.I. Premier Equity, AIM V.I. Dent Demographics Trends, American Century Value, American Century Income & Growth, American Century Ultra, Franklin Mutual Share Securities, Franklin Large Cap Growth Securities, MFS Investors Growth Stock, MFS Mid Cap Growth, MFS New Discovery, MFS Value, Oppenheimer Capital Appreciation, Oppenheimer High Income, Oppenheimer International Growth, Putnam VT Growth and Income, Putnam VT International Equity, Putnam VT New Opportunities, Putnam VT New Value, Putnam VT Voyager, Waddell & Reed Growth (formerly Advantus Growth and Advantus Capital Appreciation), Waddell & Reed Core Equity (formerly Advantus Macro-Cap Value), Waddell & Reed International, Waddell & Reed Small Cap Growth (formerly Advantus Small Company Growth), Waddell & Reed Balanced (formerly Advantus Asset Allocation), Waddell & Reed International II (formerly Advantus International Stock), Waddell & Reed Micro-Cap Growth (formerly Advantus Micro-Cap Growth), Waddell & Reed Small Cap Value (formerly Advantus Small Company Value), Waddell & Reed Value (formerly Advantus Value Stock), Waddell & Reed Science and Technology and Waddell & Reed Asset Strategy segregated sub-accounts are invested in shares of the Bond, Money Market, Mortgage Securities, Index 500, International Bond, Index 400 Mid-Cap, and Real Estate Securities Portfolios of the Advantus Series Fund, Inc., Templeton Developing Markets Securities, Templeton Global Asset Allocation, and Franklin Small Cap of the Franklin Templeton Variable Insurance Products Fund, VIP Mid Cap, VIP Contrafund, and VIP Equity Income of the Fidelity Variable Insurance Products Funds, Janus Aspen Capital Appreciation Portfolio, Janus Aspen International Growth Portfolio, and Janus Aspen Balanced Portfolio of the Janus Aspen Series, Credit Suisse Global Post-Venture Capital of the Credit Suisse Trust, AIM V.I. Aggressive Growth Fund, AIM V.I. Balanced Fund, AIM V.I. Premier Equity, and AIM V.I. Dent Demographics Trends Fund of the AIM Variable Insurance Funds, American Century Value, American Century Income & Growth, and American Century Ultra of the American Century Variable Portfolios, Franklin Mutual Share Securities, and Franklin Large Cap Growth Securities of the Franklin Templeton Variable Insurance Products Trust, MFS Investors Growth Stock, MFS Mid Cap Growth, MFS New Discovery, and MFS Value of the MFS Variable Insurance Trust, Oppenheimer Capital Appreciation and Oppenheimer High Income of the Oppenheimer Variable Account Funds, Oppenheimer International Growth of the Panorama Series Fund, Inc., Putnam VT

                      Minnesota Life Variable Life Account

                          Notes to Financial Statements
                           December 31, 2003 and 2002

(1)  Organization - Continued
     ------------------------

     Growth and Income, Putnam VT International Equity, Putnam VT New Opportunities, Putnam VT New Value, and Putnam VT Voyager of the Putnam Variable Trust, Waddell & Reed Growth (formerly Advantus Growth and Advantus Capital Appreciation), Waddell & Reed Core Equity (formerly Advantus Macro-Cap Value), Waddell & Reed International, Waddell & Reed Small Cap Growth (formerly Advantus Small Company Growth), Waddell & Reed Balanced (formerly Advantus Asset Allocation), Waddell & Reed International II (formerly Advantus International Stock), Waddell & Reed Micro-Cap Growth (formerly Advantus Micro-Cap Growth), Waddell & Reed Small Cap Value (formerly Advantus Small Company Value), Waddell & Reed Value (formerly Advantus Value Stock), Waddell & Reed Science and Technology and Waddell & Reed Asset Strategy Portfolios of the Waddell & Reed Target Funds, Inc., respectively.

     Securian Financial Services, Inc. (Securian) acts as the underwriter for the Account. Advantus Capital Management, Inc. (Advantus) acts as the investment adviser for the Advantus Series Fund, Inc. Both Securian and Advantus are affiliate companies of Minnesota Life.

(2)  Summary of Significant Accounting Policies
     ------------------------------------------

     Use of Estimates
     ----------------

     The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts in the financial statements and disclosure of contingent assets and liabilities. Actual results could differ from those estimates.

     Investments in Underlying Funds
     -------------------------------

     Investments in shares of the Underlying Funds are stated at market value which is the net asset value per share as determined daily by each Underlying Fund. Investment transactions are recorded on a trade date basis. Effective January 1, 2003, the cost of investments sold is determined on the FIFO basis. Prior to January 1, 2003, the cost of investments sold was determined on the average cost method. The financial statement impact of this change in determining the cost of investments sold does not change the net assets of the sub-account and is limited to classification changes between realized and unrealized gains and losses. Management has determined that the reclassification amounts were not material. All dividend distributions received from the Underlying Funds are reinvested in additional shares of the Underlying Funds and are recorded by the sub-accounts on the ex-dividend date. The Advantus Series Fund, Inc. Portfolios may utilize consent dividends to effectively distribute income for income tax purposes. The Account "consents" to treat these amounts as dividend income for tax purposes although they are not paid by the Underlying Funds. Therefore, no dividend income is recorded in the statements of operations related to such consent dividends.

     Federal Income Taxes
     --------------------

     The Account is treated as part of Minnesota Life for federal income tax purposes. Under current interpretation of existing federal income tax law, no income taxes are payable on investment income or capital gain distributions received by the Account from the Underlying Funds. Any applicable taxes will be the responsibility of the contract holders or beneficiaries upon termination or withdrawal.

(3)  Expenses and Related Party Transactions
     ---------------------------------------

     The mortality and expense charge paid to Minnesota Life is computed daily and is equal, on an annual basis, to 0.50 percent of the average daily net assets of the Account. This charge is an expense of the Account and is deducted daily from net assets of the Account. This is charged through the daily unit value calculation.

     Policy purchase payments are reflected net of the following charges paid to Minnesota Life:

          A basic sales load of up to 7 percent is deducted from each premium payment for Variable Adjustable Life and Variable Adjustable Life Second Death policies. A first year sales load not to exceed 44 percent may also be deducted. Total sales charges deducted from premium payments for the years ended December 31, 2003 and 2002 amounted to $29,006,038 and $28,103,420, respectively.

          An underwriting charge is deducted from first year purchase payments in an amount not to exceed $5 per $1,000 face amount of insurance for Variable Adjustable Life policies and $10 per $1,000 face amount of insurance for Variable Adjustable Life Second Death policies. The amount may vary by the age of the insured and the premium level for a given amount of insurance. The underwriting charge is paid for administrative costs associated with issuance or adjustment of policies. Total underwriting charges deducted from premium payments for the years ended December 31, 2003 and 2002 amounted to $6,088,393 and $7,076,212, respectively.

          A premium tax charge in the amount of 2.5 percent is deducted from each premium payment for Variable Adjustable Life and Variable Adjustable Life Second Death policies. Premium taxes are paid to state and local governments. Total premium tax charges for the years ended December 31, 2003 and 2002 amounted to $6,496,072 and $6,912,998, respectively.

                      Minnesota Life Variable Life Account

                          Notes to Financial Statements
                           December 31, 2003 and 2002

(3)  Expenses and Related Party Transactions - Continued
     ---------------------------------------------------

          A face amount guarantee charge of 1.5 percent is deducted from each Variable Adjustable Life policy premium payment. The charge is paid for the guarantee that the death benefit will always be at least equal to the current face amount of insurance regardless of the investment performance. Total face amount guarantee charges deducted from premium payments for the years ended December 31, 2003 and 2002 amounted to $3,116,949 and $3,225,269, respectively.

          A federal tax charge of 1.25 percent is deducted from each Variable Adjustable Life Second Death policy premium payment. The federal tax charge is paid to offset additional corporate federal income taxes incurred by Minnesota Life under the Omnibus Budget Reconciliation Act of 1990. Total federal tax charges for the years ended December 31, 2003 and 2002 amounted to $433,822 and $484,724, respectively.

     In addition to deductions from premium payments, cash value charges (which may include an administration charge, certain transaction charges, a cost of insurance charge and a charge for sub-standard risks), if any, are assessed from the actual cash value of each policy. These charges are paid by redeeming units of the Account held by the individual policy owner. The administration charge is $60 for each policy year for Variable Adjustable Life policies and $120 for each policy year for Variable Adjustable Life Second Death policies. The transaction charges are for expenses incurred by Minnesota Life for processing certain transactions. A charge of $25 to $95 is assessed for each policy adjustment. A charge not to exceed $25 may be assessed for each transfer of actual cash value among the segregated sub-accounts. In addition, a face amount guarantee charge is assessed from the actual cash value of each Variable Adjustable Life Second Death policy. The face amount guarantee charge is guaranteed not to exceed 3 cents per thousand dollars of face amount per month.

     The following charges are associated with Variable Adjustable Life Horizon. An additional face amount charge not to exceed $5 per thousand is charged for first-year base premiums. A premium charge of 6 percent is charged on all non-repeating premiums. In addition, against the cash value of a Policy, Minnesota Life deducts a monthly policy charge of $8 plus 2 cents per thousand of the face amount. The monthly policy charge cannot exceed $10 plus 3 cents per thousand of the face amount. See the table below for these charges.

                      Minnesota Life Variable Life Account

                          Notes to Financial Statements
                           December 31, 2003 and 2002

(3)  Expenses and Related Party Transactions - Continued
     ---------------------------------------------------

     The cost of insurance charge varies with the amount of insurance, the insured's age, sex, risk class, level of scheduled premium and duration of the policy. The charge for substandard risks is for providing death benefits for policies which have mortality risks in excess of the standard.

     To the extent the Account invests in the Advantus Series Fund, Inc. , the Account indirectly incurs management fees that are payable to Advantus. The advisory fee agreement provides for payments ranging from 0.15% to 0.60% of average daily net assets. In addition, the Advantus Series Fund, Inc. has adopted a Rule 12b-1 distribution plan covering all of the portfolios except the Maturing Government Bond Portfolios. Under the plan, the Advantus Series Fund, Inc. pays distribution fees equal to 0.25% of average daily net assets to Securian. Each Portfolio pays an annual fee equal to
     0.02 % of net assets to State Street, Inc. for daily fund accounting services. Advantus Series Fund, Inc. also pays an administrative services fee to Minnesota Life.

     The total of cash value charges for the years ended December 31, 2003 and 2002 for each segregated sub-account are as follows:

                                                 2003             2002
                                            --------------   --------------
Advantus Bond                               $    4,821,497   $    4,519,335
Advantus Money Market                            2,524,951        2,229,263
Advantus Mortgage Securities                     3,992,836        3,236,282
Advantus Index 500                              14,637,158       15,088,724
Advantus International Bond                        872,975          650,125
Advantus Index 400 Mid-Cap                       1,384,516        1,294,761
Advantus Real Estate Securities                    863,449          508,819
Templeton Developing Markets Securities            695,492          634,525
Templeton Global Asset Allocation                  150,164           80,129
Franklin Small Cap                               1,051,128          756,265
Fidelity VIP Mid Cap                             1,377,611        1,179,617
Fidelity VIP Contrafund                          1,933,098        1,613,550
Fidelity VIP Equity Income                       1,733,764        1,251,697
Janus Aspen Capital Appreciation                 1,912,206        1,917,437
Janus Aspen International Growth                 1,573,926        1,611,971
Janus Aspen Balanced                                10,704               --
Credit Suisse Global Post-Venture Capital          118,633          115,810
AIM V.I. Aggressive Growth                          26,769               --
AIM V.I. Balanced                                   12,227               --
AIM V.I. Premier Equity                              9,283               --
AIM V.I. Dent Demographics Trends                    3,066               --
American Century Value                              14,644               --
American Century Income & Growth                     9,473               --
American Century Ultra                              49,879               --
Franklin Mutual Shares Securities                   29,431               --
Franklin Large Cap Growth Securities                14,777               --
MFS Investors Growth Stock                          11,695               --
MFS Mid Cap Growth                                   8,729               --
MFS New Discovery                                   32,069               --
MFS Value                                           54,807               --
Oppenheimer Capital Appreciation                    22,241               --
Oppenheimer High Income                             24,260               --
Oppenheimer International Growth                    18,377               --
Putnam VT Growth and Income                          7,780               --
Putnam VT International Equity                      42,808               --
Putnam VT New Opportunities                          2,637               --
Putnam VT New Value                                  9,261               --
Putnam VT Voyager                                   93,761               --
Waddell & Reed Growth                           12,284,376       13,523,572
Waddell & Reed Core Equity                         794,503          815,308
Waddell & Reed International                         3,192               --
Waddell & Reed Small Cap Growth                  5,590,778        5,795,696
Waddell & Reed Balanced                          9,618,193       10,502,561
Waddell & Reed International II                  7,156,561        7,623,752
Waddell & Reed Micro-Cap Growth                  1,298,035        1,346,190
Waddell & Reed Small Cap Value                   1,724,213        1,483,350
Waddell & Reed Value                             4,648,694        5,057,900
Waddell & Reed Science & Technology                  1,415               --
Waddell & Reed Asset Strategy                        1,520               --

                      Minnesota Life Variable Life Account

                          Notes to Financial Statements
                           December 31, 2003 and 2002

(4)  Investment Transactions
     -----------------------

     The Account's purchases of Underlying Funds shares, including reinvestment of dividend distributions, were as follows during the year ended December 31, 2003:

                                                 2003
                                            --------------
Advantus Bond                               $    7,065,350
Advantus Money Market                           11,897,254
Advantus Mortgage Securities                     6,930,611
Advantus Index 500                              38,825,815
Advantus International Bond                      2,972,502
Advantus Index 400 Mid-Cap                       6,245,191
Advantus Real Estate Securities                  3,974,290
Templeton Developing Markets Securities          1,999,597
Templeton Global Asset Allocation                1,592,150
Franklin Small Cap                               4,149,341
Fidelity VIP Mid Cap                             4,318,663
Fidelity VIP Contrafund                          6,988,105
Fidelity VIP Equity Income                       7,728,659
Janus Aspen Capital Appreciation                 3,524,590
Janus Aspen International Growth                 2,597,765
Janus Aspen Balanced                               221,700
Credit Suisse Global Post-Venture Capital          502,231
AIM V.I. Aggressive Growth                       1,011,070
AIM V.I. Balanced                                  172,410
AIM V.I. Premier Equity                            263,502
AIM V.I. Dent Demographic Trends                   181,932
American Century Value                             608,982
American Century Income and Growth                 314,931
American Century Ultra                           2,352,785
Franklin Mutual Shares Securities                1,198,865
Franklin Large Cap Growth Securities               604,473
MFS Investors Growth Stock                         428,448
MFS Mid Cap Growth                                 337,481
MFS New Discovery                                1,568,875
MFS Value                                        1,607,676
Oppenheimer Capital Appreciation                 1,069,925
Oppenheimer High Income                          1,541,243
Oppenheimer International Growth                 1,901,858
Putnam VT Growth and Income                        141,028
Putnam VT International Equity                   1,685,212
Putnam VT New Opportunities                         61,325
Putnam VT New Value                                537,158
Putnam VT Voyager                                1,553,585
Waddell & Reed Growth                           91,800,381
Waddell & Reed Core Equity                       1,478,001
Waddell & Reed International                       260,257
Waddell & Reed Small Cap Growth                  6,257,981
Waddell & Reed Balanced                          7,522,541
Waddell & Reed International II                  9,290,712
Waddell & Reed Micro-Cap Growth                  3,202,932
Waddell & Reed Small Cap Value                   5,218,710
Waddell & Reed Value                             5,087,483
Waddell & Reed Science & Technology                221,914
Waddell & Reed Asset Strategy                       79,944

                      Minnesota Life Variable Life Account

                          Notes to Financial Statements
                           December 31, 2003 and 2002

(5)  Unit Activity from Policy Transactions
     --------------------------------------

     Transactions in units for each segregated sub-account for the years ended December 31, 2003 and 2002 were as follows:

                                                              Segregated Sub-Accounts
                                     ---------------------------------------------------------------------------
                                                                     Advantus                        Advantus
                                       Advantus       Advantus       Mortgage        Advantus      International
                                         Bond       Money Market    Securities       Index 500         Bond
                                     ------------   ------------   -------------   -------------   -------------
Units outstanding at
 December 31, 2001................     18,422,198      9,674,106      10,233,221      42,856,025       3,763,791
   Policy purchase payments.......      8,857,017     17,319,134       8,159,010      20,644,644       3,910,505
   Policy terminations, withdrawal
    payments and charges..........     (6,713,749)   (14,300,232)     (4,985,152)    (17,560,015)     (2,285,628)
                                     ------------   ------------   -------------   -------------   -------------
Units outstanding at
 December 31, 2002................     20,565,466     12,693,008      13,407,079      45,940,654       5,388,668
   Policy purchase payments.......      2,453,240      5,969,505       2,117,830      10,158,348       2,374,100
   Policy terminations, withdrawal
    payments and charges..........     (1,492,109)    (9,415,376)     (1,013,485)     (4,819,470)       (977,927)
                                     ------------   ------------   -------------   -------------   -------------
Units outstanding at
 December 31, 2003................     21,526,597      9,247,137      14,511,424      51,279,532       6,784,841
                                     ============   ============   =============   =============   =============

                      Minnesota Life Variable Life Account

                          Notes to Financial Statements
                           December 31, 2003 and 2002

(5)  Unit Activity from Policy Transactions - Continued
     --------------------------------------------------

                                                              Segregated Sub-Accounts
                                     ---------------------------------------------------------------------------
                                                                    Templeton
                                       Advantus       Advantus      Developing      Templeton
                                      Index 400     Real Estate       Markets      Global Asset      Franklin
                                       Mid-Cap       Securities     Securities      Allocation       Small Cap
                                     ------------   ------------   -------------   -------------   -------------
Units outstanding at
 December 31, 2001................      9,183,344      2,873,626       6,558,923         455,500       5,985,912
   Policy purchase payments.......      8,131,408      6,720,965       4,476,782         771,432       9,781,339
   Policy terminations, withdrawal
    payments and charges..........     (5,214,420)    (3,051,216)     (3,139,595)       (261,460)     (4,312,234)
                                     ------------   ------------   -------------   -------------   -------------
Units outstanding at
 December 31, 2002................     12,100,332      6,543,375       7,896,110         965,472      11,455,017
   Policy purchase payments ......      4,724,911      2,792,845       1,993,809       1,584,196       7,612,837
   Policy terminations, withdrawal
    payments and charges..........     (1,846,370)      (377,358)     (1,013,873)       (141,748)       (872,542)
                                     ------------   ------------   -------------   -------------   -------------
Units outstanding at
 December 31, 2003................     14,978,873      8,958,862       8,876,046       2,407,920     18,195,312
                                     ============   ============   =============   =============   =============

                      Minnesota Life Variable Life Account

                          Notes to Financial Statements
                           December 31, 2003 and 2002

(5)  Unit Activity from Policy Transactions - Continued
     --------------------------------------------------

                                                              Segregated Sub-Accounts
                                     ---------------------------------------------------------------------------
                                                                                       Janus        Janus Aspen
                                     Fidelity VIP   Fidelity VIP   Fidelity VIP    Aspen Capital   International
                                       Mid Cap       Contrafund    Equity Income   Appreciation       Growth
                                     ------------   ------------   -------------   -------------   -------------
Units outstanding at
 December 31, 2001................      7,981,235     14,805,889       8,892,303      22,458,144      21,590,583
   Policy purchase payments.......      7,113,847     19,249,234      10,977,823      19,377,092      18,492,209
   Policy terminations, withdrawal
    payments and charges..........     (4,614,649)    (7,267,988)     (5,740,052)    (13,168,645)    (15,002,340)
                                     ------------   ------------   -------------   -------------   -------------
Units outstanding at
 December 31, 2002................     10,480,433     26,787,135      14,130,074      28,666,591      25,080,452
   Policy purchase payments.......      3,506,521      8,727,725       7,986,592       6,271,223       5,074,818
   Policy terminations, withdrawal
    payments and charges..........       (831,765)    (9,240,888)       (757,427)     (2,797,245)     (2,703,944)
                                     ------------   ------------   -------------   -------------   -------------
Units outstanding at
 December 31, 2003................     13,155,189     26,273,972      21,359,239      32,140,569      27,451,326
                                     ============   ============   =============   =============   =============

                      Minnesota Life Variable Life Account

                          Notes to Financial Statements
                           December 31, 2003 and 2002

(5) Unit Activity from Policy Transactions - Continued
    --------------------------------------------------

                                                               Segregated Sub-Accounts
                                     ---------------------------------------------------------------------------
                                                       Credit
                                                       Suisse
                                        Janus          Global         AIM V.I.                       AIM V.I.
                                        Aspen       Post-Venture    Aggressive        AIM V.I.       Premier
                                       Balanced       Capital         Growth          Balanced        Equity
                                     ------------   ------------   -------------   -------------   -------------
Units outstanding at
 December 31, 2001................             --      1,646,164              --              --              --
   Policy purchase payments.......             --      1,614,572              --              --              --
   Policy terminations, withdrawal
    payments and charges..........             --     (1,161,293)             --              --              --
                                     ------------   ------------   -------------   -------------   -------------
Units outstanding at
 December 31, 2002................             --      2,099,443              --              --              --
   Policy purchase payments.......        211,648      1,168,654         883,482         159,169         243,363
   Policy terminations, withdrawal
    payments and charges..........         (5,050)      (554,704)        (14,580)        (13,283)         (7,565)
                                     ------------   ------------   -------------   -------------   -------------
Units outstanding at
 December 31, 2003................        206,598      2,713,393         868,902         145,886         235,798
                                     ============   ============   =============   =============   =============

                      Minnesota Life Variable Life Account

    --------------------------------------------------

                                                              Segregated Sub-Accounts
                                     ---------------------------------------------------------------------------
                                       AIM V.I.                      American
                                         Dent         American        Century         American       Franklin
                                     Demographic      Century          Income         Century      Mutual Shares
                                        Trends         Value         and Growth        Ultra         Securities
                                     ------------   ------------   -------------   -------------   -------------
Units outstanding at
 December 31, 2001................             --             --              --              --              --
   Policy purchase payments.......             --             --              --              --              --
   Policy terminations, withdrawal
    payments and charges..........             --             --              --              --              --
                                     ------------   ------------   -------------   -------------   -------------
Units outstanding at
 December 31, 2002................             --             --              --              --              --
   Policy purchase payments.......        154,120        547,546         277,590       2,088,173       1,081,793
   Policy terminations, withdrawal
    payments and charges..........        (62,348)       (11,176)        (15,436)        (10,616)         (1,480)
                                     ------------   ------------   -------------   -------------   -------------
Units outstanding at
 December 31, 2003................         91,772        536,370         262,154       2,077,557       1,080,313
                                     ============   ============   =============   =============   =============

                      Minnesota Life Variable Life Account

                          Notes to Financial Statements
                           December 31, 2003 and 2002

(5) Unit Activity from Policy Transactions - Continued
    --------------------------------------------------

                                                              Segregated Sub-Accounts
                                     ---------------------------------------------------------------------------
                                       Franklin
                                      Large Cap         MFS             MFS
                                       Growth        Investors        Mid Cap         MFS New
                                      Securities    Growth Stock      Growth         Discovery       MFS Value
                                     ------------   ------------   -------------   -------------   -------------
Units outstanding at
 December 31, 2001................             --             --              --              --              --
   Policy purchase payments.......             --             --              --              --              --
   Policy terminations, withdrawal
    payments and charges..........             --             --              --              --              --
                                     ------------   ------------   -------------   -------------   -------------
Units outstanding at
 December 31, 2002................             --             --              --              --              --
   Policy purchase payments.......        545,270        390,012         280,530       1,282,031       1,448,427
   Policy terminations, withdrawal
    payments and charges..........         (9,397)        (3,629)        (40,367)        (43,962)        (19,382)
                                     ------------   ------------   -------------   -------------   -------------
Units outstanding at
 December 31, 2003................        535,873        386,383         240,163       1,238,069       1,429,045
                                     ============   ============   =============   =============   =============

                      Minnesota Life Variable Life Account

                          Notes to Financial Statements
                           December 31, 2003 and 2002

(5) Unit Activity from Policy Transactions - Continued
    --------------------------------------------------

                                                               Segregated Sub-Accounts
                                     ---------------------------------------------------------------------------
                                     Oppenheimer                    Oppenheimer      Putnam VT       Putnam VT
                                       Capital      Oppenheimer    International    Growth and     International
                                     Appreciation   High Income       Growth          Income           Growth
                                     ------------   ------------   -------------   -------------   -------------
Units outstanding at
 December 31, 2001................             --             --              --              --              --
   Policy purchase payments.......             --             --              --              --              --
   Policy terminations, withdrawal
    payments and charges..........             --             --              --              --              --
                                     ------------   ------------   -------------   -------------   -------------
Units outstanding at
 December 31, 2002................             --             --              --              --              --
   Policy purchase payments.......        940,144      1,453,385       1,537,925         127,880       1,508,680
   Policy terminations, withdrawal
    payments and charges..........        (70,848)      (180,436)       (726,559)         (7,325)       (279,545)
                                     ------------   ------------   -------------   -------------   -------------
Units outstanding at
 December 31, 2003................        869,296      1,272,949         811,366         120,555       1,229,135
                                     ============   ============   =============   =============   =============

                      Minnesota Life Variable Life Account

                          Notes to Financial Statements
                           December 31, 2003 and 2002

(5) Unit Activity from Policy Transactions - Continued
    --------------------------------------------------

                                                                  Segregated Sub-Accounts
                                     ----------------------------------------------------------------------------
                                       Putnam VT                                      Waddell &      Waddell &
                                          New         Putnam VT       Putnam VT         Reed         Reed Core
                                     Opportunities    New Value        Voyager       Growth (a)      Equity (b)
                                     -------------  -------------  --------------  --------------  -------------
Units outstanding at
 December 31, 2001................              --             --              --      53,597,006       9,107,021
   Policy purchase payments.......              --             --              --      17,974,082       7,105,325
   Policy terminations, withdrawal
    payments and charges..........              --             --              --     (17,889,853)      4,300,727)
                                     -------------  -------------  --------------  --------------  -------------
Units outstanding at
 December 31, 2002................              --             --              --      53,681,235      11,911,619
   Policy purchase payments.......          51,999        474,003       1,394,309       4,467,026       1,978,693
   Policy terminations, withdrawal
    payments and charges..........          (3,307)       (23,495)        (57,851)     (1,782,723)     (1,688,066)
                                     -------------  -------------  --------------  --------------  -------------
Units outstanding at
 December 31, 2003................          48,692        450,508       1,336,458      56,365,538      12,202,246
                                     =============  =============  ==============  ==============  ==============


(a) Formerly Advantus Growth Portfolio and Advantus Capital Appreciation Portfolio. See note 1 for fund merger transactions during 2003.
(b) Formerly Advantus Macro-Cap Value Portfolio. See note 1 for fund merger transactions during 2003.

                      Minnesota Life Variable Life Account

                          Notes to Financial Statements
                           December 31, 2003 and 2002

(5) Unit Activity from Policy Transactions - Continued
    --------------------------------------------------

                                                                       Segregated Sub-Accounts
                                           ------------------------------------------------------------------------------
                                                           Waddell & Reed                  Waddell & Reed  Waddell & Reed
                                           Waddell & Reed    Small Cap     Waddell & Reed   International    Micro-Cap
                                           International     Growth (a)     Balanced (b)        II (c)       Growth (d)
                                           --------------  --------------  --------------  --------------  --------------
Units outstanding at
 December 31, 2001......................               --      40,649,586      44,034,423      45,809,624       8,554,102
   Policy purchase payments.............               --      16,739,690      11,556,607      17,482,541       5,920,450
   Policy terminations, withdrawal
    payments and charges................               --     (15,188,397)    (12,194,077)    (16,986,199)     (4,237,953)
                                           --------------  --------------  --------------  --------------  --------------
Units outstanding at
 December 31, 2002......................               --      42,200,879      43,396,953      46,305,966      10,236,599
   Policy purchase payments.............          249,556       4,026,258       2,242,574       3,622,384       2,615,949
   Policy terminations, withdrawal
    payments and charges................          (38,949)     (3,887,964)     (4,026,414)     (3,481,359)     (1,259,328)
                                           --------------  --------------  --------------  --------------  --------------
Units outstanding at
 December 31, 2003......................          210,607      42,339,173      41,613,113      46,446,991      11,593,220
                                           ==============  ==============  ==============  ==============  ==============

(a) Formerly Advantus Small Company Growth Portfolio. See note 1 for fund merger transactions during 2003.
(b) Formerly Advantus Asset Allocation Portfolio. See note 1 for fund merger transactions during 2003.
(c) Formerly Advantus International Stock Portfolio. See note 1 for fund merger transactions during 2003.
(d) Formerly Advantus Micro-Cap Growth Portfolio. See note 1 for fund merger transactions during 2003.

                      Minnesota Life Variable Life Account

                          Notes to Financial Statements
                           December 31, 2003 and 2002

(5) Unit Activity from Policy Transactions - Continued
    --------------------------------------------------

                                                              Segregated Sub-Accounts
                                           --------------------------------------------------------------
                                           Waddell & Reed                  Waddell & Reed  Waddell & Reed
                                             Small Cap     Waddell & Reed     Science &        Asset
                                             Value (a)        Value (b)      Technology       Strategy
                                           --------------  --------------  --------------  --------------
Units outstanding at
 December 31, 2001......................       11,588,912      29,568,022              --              --
   Policy purchase payments.............       12,710,436      11,428,502              --              --
   Policy terminations, withdrawal
    payments and charges................       (7,704,599)     (9,547,190)             --              --
                                           --------------  --------------  --------------  --------------
Units outstanding at
 December 31, 2002......................       16,594,749      31,449,334              --              --
   Policy purchase payments.............        4,685,722       2,844,698         213,225          77,351
   Policy terminations, withdrawal
    payments and charges................       (1,236,112)     (2,258,205)       (119,362)        (16,213)
                                           --------------  --------------  --------------  --------------
Units outstanding at
 December 31, 2003......................       20,044,359      32,035,827          93,863          61,138
                                           ==============  ==============  ==============  ==============

(a) Formerly Advantus Small Company Value Portfolio. See note 1 for fund merger transactions during 2003.
(b) Formerly Advantus Value Stock Portfolio. See note 1 for fund merger transactions during 2003.

                      Minnesota Life Variable Life Account

(6) Financial Highlights

                                                         0.50 % Expense Ratio**
                                      --------------------------------------------------------------
                                                                              For the year ended
                                                 At December 31                   December 31
                                      ------------------------------------  ------------------------
                                                                  Units      Investment      Total
                                      Unit Value   Net Assets  Outstanding  Income Ratio*  Return***
                                      ----------  -----------  -----------  -------------  ---------
Advantus Bond                 2003          3.02   64,912,460   21,526,597           0.00%      4.83%
                              2002          2.88   59,156,158   20,565,466           0.00%      9.95%
                              2001          2.62   48,199,915   18,422,198          11.15%      7.36%
Advantus Money Market         2003          1.98   18,328,561    9,247,137           0.62%      0.11%
                              2002          1.98   25,130,135   12,693,008           1.26%      0.78%
                              2001          1.96   19,005,982    9,674,106           3.72%      3.27%
Advantus Mortgage Securities  2003          3.39   49,223,053   14,511,424           0.00%      3.64%
                              2002          3.27   43,878,832   13,407,079           0.06%      9.11%
                              2001          3.00   30,708,062   10,233,221          12.24%      8.43%
Advantus Index 500            2003          4.56  233,704,567   51,279,532           0.00%     27.41%
                              2002          3.58  164,331,526   45,940,654           0.00%    -22.75%
                              2001          4.63  198,433,249   42,856,025           1.01%    -12.69%
Advantus International Bond   2003          1.42    9,639,586    6,784,841           0.00%     19.65%
                              2002          1.19    6,398,401    5,388,668           0.25%     17.35%
                              2001          1.01    3,812,011    3,763,791           1.28%     -2.00%
Advantus Index 400 Mid-Cap    2003          1.57   23,447,795   14,978,873           0.00%     33.92%
                              2002          1.17   14,144,300   12,100,332           0.00%    -15.46%
                              2001          1.38   12,697,653    9,183,344           1.07%     -1.56%
Advantus Real Estate
 Securities                   2003          1.71   15,304,774    8,958,862           0.00%     41.50%
                              2002          1.21    7,899,437    6,543,375           0.02%      6.43%
                              2001          1.13    3,259,285    2,873,626           4.28%      9.49%
Templeton Developing Markets
 Securities                   2003          1.23   10,880,089    8,876,046           1.16%     52.23%
                              2002          0.81    6,358,050    7,896,110           1.43%     -0.64%
                              2001          0.81    5,315,587    6,558,923           0.84%     -8.54%
Templeton Global Asset
 Allocation                   2003          1.12    2,708,730    2,407,920           2.34%     31.30%
                              2002          0.86      827,190      965,472           1.79%     -4.87%
                              2001          0.90      410,214      455,500           1.39%    -10.40%
Franklin Small Cap            2003          0.68   12,446,579   18,195,312           0.00%     36.56%
                              2002          0.50    5,737,923   11,455,017           0.24%    -29.04%
                              2001          0.71    4,225,431    5,985,912           0.37%    -15.67%
Fidelity VIP Mid Cap          2003          1.51   19,837,629   13,155,189           0.24%     37.56%
                              2002          1.10   11,488,617   10,480,433           0.00%    -10.47%
                              2001          1.22    9,772,447    7,981,235           0.00%     -4.00%
Fidelity VIP Contrafund       2003          0.95   24,931,097   26,273,972           0.31%     27.56%
                              2002          0.74   19,926,546   26,787,135           0.55%    -10.06%
                              2001          0.83   12,245,077   14,805,889           0.57%    -12.91%
Fidelity VIP Equity Income    2003          1.13   24,188,307   21,359,239           1.36%     29.38%
                              2002          0.88   12,367,782   14,130,074           3.29%    -17.57%
                              2001          1.06    9,441,794    8,892,303           0.89%     -5.70%
Janus Aspen Capital
 Appreciation                 2003          0.64   20,661,447   32,140,569           0.25%     19.63%
                              2002          0.54   15,403,645   28,666,591           0.32%    -16.35%
                              2001          0.64   14,425,719   22,458,144           0.87%    -22.22%
Janus Aspen International
 Growth                       2003          0.63   17,221,128   27,451,326           0.99%     33.87%
                              2002          0.47   11,753,696   25,080,452           0.69%    -26.13%
                              2001          0.63   13,697,066   21,590,583           0.75%    -23.81%
Janus Aspen Balanced          2003(a)       1.10      227,257      206,598           2.03%     10.00%
Credit Suisse Global
 Post-Venture Capital         2003          0.52    1,407,038    2,713,393           0.00%     46.92%
                              2002          0.35      740,973    2,099,443           0.00%    -34.49%
                              2001          0.54      886,810    1,646,164           0.00%    -28.99%

                      Minnesota Life Variable Life Account

(6) Financial Highlights

                                                        0.50 % Expense Ratio**
                                      --------------------------------------------------------------
                                                                              For the year ended
                                                 At December 31                   December 31
                                      ------------------------------------  ------------------------
                                                                  Units      Investment      Total
                                      Unit Value   Net Assets  Outstanding  Income Ratio*  Return***
                                      ----------  -----------  -----------  -------------  ---------
AIM V.I. Aggressive Growth    2003(a)       1.25    1,083,101      868,902           0.00%     24.65%
AIM V.I. Balanced             2003(a)       1.13      165,008      145,886           3.84%     13.10%
AIM V.I. Premier Equity       2003(a)       1.19      279,528      235,798           0.38%     18.54%
AIM V.I. Dent Demographic
 Trends                       2003(a)       1.26      115,564       91,772           0.00%     25.92%
American Century Value        2003(a)       1.25      671,196      536,370           0.00%     25.13%
American Century Income and
 Growth                       2003(a)       1.24      326,036      262,154           0.00%     24.36%
American Century Ultra        2003(a)       1.19    2,464,606    2,077,557           0.00%     18.63%
Franklin Mutual Shares
 Securities                   2003(a)       1.21    1,303,765    1,080,313           0.52%     20.68%
Franklin Large Cap Growth
 Securities                   2003(a)       1.21      648,889      535,873           0.30%     21.08%
MFS Investors Growth Stock    2003(a)       1.15      446,233      386,383           0.00%     15.49%
MFS Mid Cap Growth            2003(a)       1.28      307,921      240,163           0.00%     28.21%
MFS New Discovery             2003(a)       1.28    1,587,693    1,238,069           0.00%     28.24%
MFS Value                     2003(a)       1.23    1,759,604    1,429,045           0.00%     23.13%
Oppenheimer Capital
 Appreciation                 2003(a)       1.24    1,077,516      869,296           0.00%     23.95%
Oppenheimer High Income       2003(a)       1.11    1,418,164    1,272,949           0.00%     11.40%
Oppenheimer International
 Growth                       2003(a)       1.48    1,203,305      811,366           0.00%     48.30%
Putnam VT Growth and Income   2003(a)       1.24      149,378      120,555           0.00%     23.90%
Putnam VT International
 Equity                       2003(a)       1.28    1,568,774    1,229,135           0.00%     27.63%
Putnam VT New Opportunities   2003(a)       1.24       60,367       48,692           0.00%     23.98%
Putnam VT New Value           2003(a)       1.30      584,940      450,508           0.00%     29.83%
Putnam VT Voyager             2003(a)       1.18    1,579,833    1,336,458           0.00%     18.21%
Waddell & Reed Growth (b)     2003          3.10  174,753,707   56,365,538           0.00%     24.83%
                              2002          2.48   70,296,942   28,302,364           0.00%    -25.81%
                              2001          3.35   93,654,792   27,973,687           0.00%    -25.18%
Waddell & Reed Core
 Equity (c)                   2003          0.83   10,131,512   12,202,246           0.78%     20.73%
                              2002          0.69    8,192,164   11,911,619           0.00%    -28.50%
                              2001          0.96    8,759,999    9,107,021           0.32%     -8.20%
Waddell & Reed International  2003(a)       1.13      237,965      210,607           2.37%     12.99%
Waddell & Reed Small Cap
 Growth (d)                   2003          1.98   83,797,756   42,339,173           0.00%     47.24%
                              2002          1.34   56,725,839   42,200,879           0.00%    -32.14%
                              2001          1.98   80,522,027   40,649,586           0.00%    -15.12%
Waddell & Reed Balanced (e)   2003          3.45  143,728,924   41,613,113           0.70%     20.45%
                              2002          2.87  124,438,389   43,396,953           0.00%     -9.44%
                              2001          3.17  139,433,091   44,034,423           2.12%    -14.79%
Waddell & Reed
 International II (f)         2003          2.71  125,660,408   46,446,991           1.90%     46.12%
                              2002          1.85   85,738,006   46,305,966           0.00%    -18.23%
                              2001          2.26  103,736,638   45,809,624           4.23%    -11.65%
Waddell & Reed Micro-Cap
 Growth (g)                   2003          1.52   17,671,342   11,593,220           0.00%     53.64%
                              2002          0.99   10,156,947  102,536,599           0.00%    -43.93%
                              2001          1.77   15,138,052    8,554,102           0.00%    -11.77%
Waddell & Reed Small Cap
 Value (h)                    2003          1.45   29,004,455   20,044,359           0.00%     48.73%
                              2002          0.97   16,144,437   16,594,748           0.00%    -20.38%
                              2001          1.22   14,159,859   11,588,912           0.00%    -15.01%
Waddell & Reed Value (i)      2003          2.02   64,685,031   32,035,827           0.59%     26.42%
                              2002          1.60   50,229,078   31,449,334           0.00%    -15.74%
                              2001          1.90   56,049,664   29,568,022           1.17%    -10.90%
Waddell & Reed Science
 & Technology                 2003(a)       1.10      103,437       93,863           0.00%     10.20%
Waddell & Reed Asset
 Strategy                     2003(a)       1.06       64,781       61,138           2.28%      5.96%

                      Minnesota Life Variable Life Account

*These amounts represent the dividends, excluding distributions of capital gains, received by the sub-account from the underlying mutual fund, net of expenses assessed by the fund, divided by the average net assets. These ratios exclude those expenses, such as mortality and expense charges, that result in direct reductions in the unit values. The recognition of investment income by the sub-account is affected by the timing of the declaration of dividends by the underlying fund in which the sub-account invests and, to the extent the underlying fund utilizes consent dividends rather than paying dividends in cash or reinvested shares, the Account does not record investment income.

**This ratio represents the annualized contract expenses of the separate account, consisting primarily of mortality and expense charges. The ratio includes only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying fund are excluded.

***These amounts represent the total return for the period indicated, including changes in the value of the underlying fund, and reflect deductions for all items included in the expense ratio. The total return does not include any expenses assessed through the redemption of units; inclusion of these expenses in the calculation would result in a reduction in the total return presented.

(a) Period from September 22, 2003, commencment of operations, to December 31, 2003.
(b) Formerly Advantus Growth Portfolio and Advantus Capital Appreciation Portfolio. See note 1 for fund merger transactions during 2003.
(c) Formerly Advantus Macro-Cap Value Portfolio. See note 1 for fund merger transactions during 2003.
(d) Formerly Advantus Small Company Growth Portfolio. See note 1 for fund merger transactions during 2003.
(e) Formerly Advantus Asset Allocation Portfolio. See note 1 for fund merger transactions during 2003.
(f) Formerly Advantus International Stock Portfolio. See note 1 for fund merger transactions during 2003.
(g) Formerly Advantus Micro-Cap Growth Portfolio. See note 1 for fund merger transactions during 2003.
(h) Formerly Advantus Small Company Value Portfolio. See note 1 for fund merger transactions during 2003.
(i) Formerly Advantus Value Stock Portfolio. See note 1 for fund merger transactions during 2003.

[LOGO OF KPMG]

     KPMG LLP
     4200 Wells Fargo Center
     90 South Seventh Street
     Minneapolis, MN 55402

                          INDEPENDENT AUDITORS' REPORT
                          ----------------------------

The Board of Directors
Minnesota Life Insurance Company:

We have audited the accompanying consolidated balance sheets of the Minnesota Life Insurance Company and subsidiaries as of December 31, 2003 and 2002, and the related consolidated statements of operations and comprehensive income, changes in stockholder's equity and cash flows for each of the years in the three-year period ended December 31, 2003. These consolidated financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on these consolidated financial statements based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the consolidated financial statements referred to above present fairly, in all material respects, the financial position of the Minnesota Life Insurance Company and subsidiaries as of December 31, 2003 and 2002, and the results of their operations and their cash flows for each of the years in the three-year period ended December 31, 2003 in conformity with accounting principles generally accepted in the United States of America.

As discussed in note 2 to the consolidated financial statements, effective January 1, 2001, the Company adopted Statement of Financial Accounting Standards No. 133, Accounting for Derivative Instruments and Hedging Activities; and effective April 1, 2001, the Company adopted Emerging Issues Task Force 99-20, Recognition of Interest Income and Impairment on Purchased and Retained Interests in Securitized Financial Assets.

Our audits were made for the purpose of forming an opinion on the basic consolidated financial statements taken as a whole. The supplementary information included in the accompanying schedules is presented for purpose of additional analysis and is not a required part of the basic consolidated financial statements. Such information has been subjected to the auditing procedures applied in the audits of the basic consolidated financial statements and, in our opinion, is fairly stated in all material respects in relation to the basic consolidated financial statements taken as a whole.


                                        /s/ KPMG LLP

Minneapolis, Minnesota
February 9, 2004

                MINNESOTA LIFE INSURANCE COMPANY AND SUBSIDIARIES
                           Consolidated Balance Sheets
                           December 31, 2003 and 2002
                                 (In thousands)

                                                         2003          2002
                                                     ------------  ------------
Assets
------
   Fixed maturity securities:
      Available-for-sale, at fair value
       (amortized cost $4,647,433 and $4,502,266)    $  4,941,278  $  4,784,210
   Equity securities, at fair value
    (cost $580,495 and $506,426)                          676,398       461,426
   Mortgage loans, net                                    773,479       767,944
   Real estate, net                                         1,830         7,858
   Finance receivables, net                               127,716       121,306
   Policy loans                                           263,508       259,531
   Private equity investments
    (cost $236,197 and $283,023)                          222,200       226,098
   Fixed maturity securities on loan, at fair value
    (amortized cost $1,304,233 and $1,136,148)          1,361,128     1,208,935
   Equity securities on loan, at fair value
    (cost $52,100 and $73,904)                             68,771        71,338
   Other invested assets                                  169,720        60,731
                                                     ------------  ------------
      Total investments                                 8,606,028     7,969,377
   Cash and cash equivalents                            1,688,883     1,485,148
   Deferred policy acquisition costs                      636,475       570,738
   Accrued investment income                               83,461        89,849
   Premiums receivable                                    137,954       125,424
   Property and equipment, net                             82,856        78,991
   Reinsurance recoverables                               677,102       646,955
   Other assets                                            31,870        45,167
   Separate account assets                              8,854,022     6,684,280
                                                     ------------  ------------
         Total assets                                $ 20,798,651  $ 17,695,929
                                                     ============  ============
Liabilities and Stockholder's Equity
------------------------------------
Liabilities:
   Policy and contract account balances              $  4,688,655  $  4,371,712
   Future policy and contract benefits                  2,052,276     2,029,332
   Pending policy and contract claims                     160,687       131,121
   Other policyholder funds                               557,525       528,417
   Policyholder dividends payable                          52,995        54,455
   Unearned premiums and fees                             199,767       191,277
   Federal income tax liability:
      Current                                              32,429        16,420
      Deferred                                            138,964        68,106
   Other liabilities                                      497,970       361,033
   Notes payable                                          125,000       137,000
   Securities lending collateral                        1,466,354     1,307,146
   Separate account liabilities                         8,809,077     6,646,646
                                                     ------------  ------------
      Total liabilities                                18,781,699    15,842,665
                                                     ------------  ------------
Stockholder's equity:
   Common stock, $1 par value, 5,000,000 shares
    authorized, issued and outstanding                      5,000         5,000
   Additional paid in capital                               3,000         3,000
   Retained earnings                                    1,795,285     1,786,873
   Accumulated other comprehensive income                 213,667        58,391
                                                     ------------  ------------
      Total stockholder's equity                        2,016,952     1,853,264
                                                     ------------  ------------
         Total liabilities and stockholder's
          equity                                     $ 20,798,651  $ 17,695,929
                                                     ============  ============

See accompanying notes to consolidated financial statements.

                MINNESOTA LIFE INSURANCE COMPANY AND SUBSIDIARIES
         Consolidated Statements of Operations and Comprehensive Income
                  Years ended December 31, 2003, 2002 and 2001
                                 (In thousands)

                                                         2003          2002          2001
                                                     ------------  ------------  ------------
Revenues:
   Premiums                                          $  1,005,277  $    900,074  $    793,357
   Policy and contract fees                               351,669       355,890       362,511
   Net investment income                                  465,858       499,103       527,335
   Net realized investment losses                         (48,641)     (137,097)      (12,972)
   Finance charge income                                   34,148        33,125        33,400
   Other income                                            18,820        22,777        73,714
                                                     ------------  ------------  ------------
      Total revenues                                    1,827,131     1,673,872     1,777,345
                                                     ------------  ------------  ------------
Benefits and expenses:
   Policyholder benefits                                  975,604       849,342       754,667
   Interest credited to policies and contracts            287,018       289,606       290,081
   General operating expenses                             341,552       328,421       410,704
   Commissions                                            108,293       100,912       128,838
   Administrative and sponsorship fees                     68,773        71,166        81,194
   Dividends to policyholders                              17,817        19,162        19,670
   Interest on notes payable                               11,258        12,758        16,684
   Amortization of deferred policy
    acquisition costs                                     166,138       188,662       171,580
   Capitalization of policy acquisition costs            (208,620)     (169,437)     (185,366)
                                                     ------------  ------------  ------------
      Total benefits and expenses                       1,767,833     1,690,592     1,688,052
                                                     ------------  ------------  ------------
         Income (loss) from operations before
          taxes                                            59,298       (16,720)       89,293
   Federal income tax expense (benefit):
      Current                                              19,121         3,048        22,793
      Deferred                                             (4,268)      (23,524)       (3,928)
                                                     ------------  ------------  ------------
         Total federal income tax expense (benefit)        14,853       (20,476)       18,865
                                                     ------------  ------------  ------------
            Net income                               $     44,445  $      3,756  $     70,428
                                                     ============  ============  ============
   Other comprehensive income (loss), net of tax:
      Unrealized gains (losses) on securities        $    155,276  $    (44,898) $   (144,136)
                                                     ------------  ------------  ------------
      Other comprehensive income (loss), net of tax       155,276       (44,898)     (144,136)
                                                     ------------  ------------  ------------
            Comprehensive income (loss)              $    199,721  $    (41,142) $    (73,708)
                                                     ============  ============  ============

See accompanying notes to consolidated financial statements.

                MINNESOTA LIFE INSURANCE COMPANY AND SUBSIDIARIES
           Consolidated Statements of Changes in Stockholder's Equity
                  Years ended December 31, 2003, 2002 and 2001
                                 (In thousands)

                                           2003          2002          2001
                                       ------------  ------------  ------------
Common stock:
   Total common stock                  $      5,000  $      5,000  $      5,000
                                       ============  ============  ============
Additional paid in capital:
   Total additional paid in capital    $      3,000  $      3,000  $      3,000
                                       ============  ============  ============
Retained earnings:
   Beginning balance                   $  1,786,873  $  1,821,015  $  1,811,707
   Net income                                44,445         3,756        70,428
   Dividends to stockholder                 (36,033)      (37,898)      (61,120)
                                       ------------  ------------  ------------
      Total retained earnings          $  1,795,285  $  1,786,873  $  1,821,015
                                       ============  ============  ============
Accumulated other comprehensive
 income:
   Beginning balance                   $     58,391  $    103,289  $    247,425
   Change in unrealized appreciation
    (depreciation) of securities            155,276       (44,898)     (144,136)
                                       ------------  ------------  ------------
      Total accumulated other
       comprehensive income            $    213,667  $     58,391  $    103,289
                                       ============  ============  ============
         Total stockholder's equity    $  2,016,952  $  1,853,264  $  1,932,304
                                       ============  ============  ============

See accompanying notes to consolidated financial statements.

                MINNESOTA LIFE INSURANCE COMPANY AND SUBSIDIARIES
                      Consolidated Statements of Cash Flows
                  Years ended December 31, 2003, 2002 and 2001
                                 (In thousands)

                                                                 2003           2002           2001
                                                             ------------   ------------   ------------
Cash Flows from Operating Activities
------------------------------------
Net income                                                   $     44,445   $      3,756   $     70,428
Adjustments to reconcile net income to net cash
 provided by operating activities:
   Interest credited to annuity and insurance contracts           249,128        251,828         98,011
   Fees deducted from policy and contract balances               (327,631)      (319,227)      (169,058)
   Change in future policy benefits                                30,013        153,061         53,835
   Change in other policyholder liabilities, net                   35,834        (35,323)        18,215
   Amortization of deferred policy acquisition costs              166,138        188,662        171,580
   Capitalization of policy acquisition costs                    (208,620)      (169,437)      (185,366)
   Change in premiums receivable                                  (12,530)        (6,689)        (7,421)
   Deferred tax provision                                          (4,268)       (23,524)        (3,928)
   Change in federal income tax liabilities - current              16,009        (16,929)       (11,700)
   Net realized investment losses (gains)                          48,641        137,097         12,972
   Change in reinsurance recoverables                             (30,147)       (22,515)       (32,041)
   Other, net                                                     137,729         14,973         13,051
                                                             ------------   ------------   ------------
      Net cash provided by operating activities                   144,741        155,733         28,578
                                                             ------------   ------------   ------------
Cash Flows from Investing Activities
------------------------------------
Proceeds from sales of:
   Fixed maturity securities, available-for-sale                1,658,859      2,046,691      1,738,948
   Equity securities                                              429,470        378,452        481,396
   Real estate                                                     11,255          3,301          5,362
   Private equity investments                                      23,703         11,583         15,596
   Other invested assets                                            1,729         12,343          5,896
Proceeds from maturities and repayments of:
   Fixed maturity securities, available-for-sale                1,170,516        601,211        379,989
   Mortgage loans                                                  81,056         50,370         44,312
Purchases of:
   Fixed maturity securities, available-for-sale               (3,281,851)    (2,898,144)    (2,249,224)
   Equity securities                                             (462,070)      (377,641)      (502,064)
   Mortgage loans                                                 (86,931)       (78,011)      (118,003)
   Real estate                                                       (737)            --           (140)
   Private equity investments                                     (31,519)       (42,639)       (28,580)
   Other invested assets                                           (4,319)        (2,866)        (8,381)
Finance receivable originations or purchases                      (91,674)       (82,141)       (83,578)
Finance receivable principal payments                              77,154         78,266         78,289
Securities lending collateral                                     159,208        882,740        347,282
Securities in transit                                              95,821        (39,632)        99,765
Other, net                                                        (22,760)       (14,346)       (41,741)
                                                             ------------   ------------   ------------
      Net cash provided by (used for) investing activities       (273,090)       529,537        165,124
                                                             ------------   ------------   ------------
Cash Flows from Financing Activities
------------------------------------
Deposits credited to annuity and insurance contracts            1,626,707      1,434,456      1,544,832
Withdrawals from annuity and insurance contracts               (1,263,337)    (1,188,125)    (1,343,550)
Payments on debt                                                  (12,000)       (22,000)       (26,000)
Dividends paid to stockholder                                     (22,000)       (78,586)            --
Other, net                                                          2,714           (363)         1,331
                                                             ------------   ------------   ------------
      Net cash provided by financing activities                   332,084        145,382        176,613
                                                             ------------   ------------   ------------
Net increase in cash and cash equivalents                         203,735        830,652        370,315
Cash and cash equivalents, beginning of year                    1,485,148        654,496        284,181
                                                             ------------   ------------   ------------
Cash and cash equivalents, end of year                       $  1,688,883   $  1,485,148   $    654,496
                                                             ============   ============   ============

See accompanying notes to consolidated financial statements.

                MINNESOTA LIFE INSURANCE COMPANY AND SUBSIDIARIES

                   Notes to Consolidated Financial Statements

(1)  Nature of Operations

     Description of Business
     -----------------------

     The accompanying consolidated financial statements include the accounts of Minnesota Life Insurance Company (a wholly-owned subsidiary of Securian Financial Group, Inc.) and its wholly-owned subsidiaries, Personal Finance Company LLC, Enterprise Holding Corporation, Northstar Life Insurance Company, and its majority-owned subsidiary MIMLIC Life Insurance Company. Minnesota Life Insurance Company, both directly and through its subsidiaries (collectively, the Company), provides a diversified array of insurance and financial products and services designed principally to protect and enhance the long-term financial well-being of individuals and families.

     The Company's strategy is to be successful in carefully selected niche markets, primarily in the United States, while focusing on the retention of existing business and the maintenance of profitability. To achieve this objective, the Company has divided its businesses into four strategic business units, which focus on various markets: Individual Financial Security, Financial Services, Group Insurance, and Retirement Services. Revenues, including net realized investment losses, in 2003 for these business units were $589,782,000, $258,798,000, $805,084,000 and
     $187,440,000, respectively. Revenues in 2002 for these strategic business units were $620,370,000, $287,073,000, $672,316,000, and $188,626,000,
     respectively. Additional revenues, including net realized investment losses, reported by the Company's subsidiaries and corporate product line as of December 31, 2003 and 2002, were ($13,973,000) and $(94,513,000), respectively.

     The Company serves over seven million people through more than 4,400 associates located at its St. Paul, Minnesota headquarters and in sales offices nationwide.

     On April 1, 2003, ownership of Securian Life Insurance Company was transferred from the Company to Securian Financial Group, Inc., in the form of a dividend.

     On January 2, 2003, ownership of Securian Casualty Company was transferred from the Company to Securian Financial Group, Inc., in the form of a dividend.

     On January 2, 2002, ownership of Advantus Capital Management, Inc. and its wholly-owned subsidiary, Securian Financial Services, Inc., was transferred from the Company to Securian Financial Group, Inc., in the form of a dividend.

     Effective July 1, 2003, Personal Finance Company converted from a C corporation into a limited liability company and its name was changed to Personal Finance Company LLC.

(2)  Summary of Significant Accounting Policies

     Basis of Presentation
     ---------------------

     The accompanying consolidated financial statements have been prepared in accordance with accounting principles generally accepted in the United States of America (GAAP). The consolidated financial statements include the accounts of the Minnesota Life Insurance Company and its subsidiaries. All material intercompany transactions and balances have been eliminated.

     The preparation of consolidated financial statements in conformity with GAAP requires management to make certain estimates and assumptions that affect reported assets and liabilities, including reporting or disclosure of contingent assets and liabilities as of the balance sheet date and the reported amounts of revenues and expenses during the reporting period. Future events, including changes in mortality, morbidity, interest rates and asset valuations, could cause actual results to differ from the estimates used in the consolidated financial statements.

                                                                     (Continued)

                MINNESOTA LIFE INSURANCE COMPANY AND SUBSIDIARIES

     Insurance Revenues and Expenses
     -------------------------------

     Premiums on traditional life products, which include individual whole life and term insurance and immediate annuities, are credited to revenue when due. For accident and health and group life products, premiums are credited to revenue over the contract period as earned. Benefits and expenses are recognized in relation to premiums over the contract period via a provision for future policy benefits and the amortization of deferred policy acquisition costs.

     Nontraditional life products include individual adjustable and variable life insurance and group universal and variable life insurance. Revenue from nontraditional life products and deferred annuities is comprised of policy and contract fees charged for the cost of insurance, policy administration and surrenders. Expenses include both the portion of claims not covered by and the interest credited to the related policy and contract account balances. Policy acquisition costs are amortized relative to estimated gross profits or margins.

     Deferred Policy Acquisition Costs
     ---------------------------------

     The costs of acquiring new and renewal business, which vary with and are primarily related to the production of new and renewal business, are generally deferred to the extent recoverable from future premiums or expected gross profits. Deferrable costs include commissions, underwriting expenses and certain other selling and issue costs.

     For traditional life, accident and health and group life products, deferred policy acquisition costs (DAC) are amortized over the premium paying period in proportion to the ratio of annual premium revenues to ultimate anticipated premium revenues. The ultimate premium revenues are estimated based upon the same assumptions used to calculate the future policy benefits.

     For nontraditional life products and deferred annuities, DAC is amortized over the estimated lives of the contracts in relation to the present value of estimated gross profits from surrender charges and investment, mortality and expense margins. The Company reviews actuarial assumptions used to project estimated gross profits, such as mortality, persistency, expenses and investment returns periodically throughout the year. Actuarial assumptions are updated as necessary to reflect the Company's best estimate of each assumption used. Any resulting impact to financial results from a change in actuarial assumption is included in amortization of deferred policy acquisition costs in the statement of operations. Deferred policy acquisition costs are adjusted to reflect the impact of unrealized gains and losses on fixed maturity securities available-for-sale as described in note 13.

     Software Capitalization
     -----------------------

     Computer software costs incurred for internal use are capitalized and amortized over a three or five-year period. Computer software costs include application software, purchased software packages and significant upgrades to software. The Company had unamortized cost of $26,032,000, $21,271,000 and $18,575,000 and amortized software expense of $7,838,000, $8,227,000 and $8,065,000 for the years ended December 31, 2003, 2002 and 2001, respectively.

                                                                     (Continued)

                MINNESOTA LIFE INSURANCE COMPANY AND SUBSIDIARIES

     Finance Charge Income and Receivables
     -------------------------------------

     Finance charge income represents fees and interest charged on consumer loans. The Company uses the interest (actuarial) method of accounting for finance charges and interest on finance receivables. Finance receivables are reported net of unearned finance charges. Accrual of finance charges and interest on the smaller balance homogeneous finance receivables is suspended when a loan is contractually delinquent for more than 60 days and is subsequently recognized when received. Accrual is resumed when the loan is contractually less than 60 days past due. Late charges are accrued only if two or less late charges are due and unpaid. Accrual of finance charges and interest is suspended on other receivables at the earlier of when they are contractually past due for more than 60 days or they are considered by management to be impaired.

     Loan impairment is measured based on the present value of expected future cash flows discounted at the loan's effective interest rate, or as a practical expedient, at the observable market price of the loan or the fair value of the collateral if the loan is collateral dependent. When a loan is identified as impaired, interest accrued in the current year is reversed. Interest payments received on impaired loans are generally applied to principal unless the remaining principal balance has been determined to be fully collectible.

     An allowance for losses is maintained by direct charges to operations at an amount which in management's judgment, based on a specific review of larger individual loans, the overall risk characteristics of the portfolio, changes in the character or size of the portfolio, the level of non-performing assets, historical losses and economic conditions, is adequate to absorb probable losses on existing receivables. It is the Company's general policy to charge off accounts (net of unearned finance charges) when they are deemed uncollectible and in any event on which no collections were received during the preceding six months, except for certain accounts which have been individually reviewed by management and are deemed to warrant further collection effort.

     The adequacy of the allowance for losses is highly dependent upon management's estimates of variables affecting valuation, appraisals of collateral, evaluations of performance and status, and the amounts and timing of future cash flows expected to be received on impaired loans. Such estimates, appraisals, evaluations and cash flows may be subject to frequent adjustments due to changing economic prospects of borrowers or properties. These estimates are reviewed periodically and adjustments, if necessary, are recorded in the provision for credit losses in the periods in which they become known.

     Valuation of Investments
     ------------------------

     Fixed maturity securities, which may be sold prior to maturity, including fixed maturities on loan, are classified as available-for-sale and are carried at fair value. Effective January 1, 2001, all fixed maturity securities classified as held-to-maturity securities were converted to available-for-sale securities, under the one time provision allowed under FASB Statement No. 133 (FAS 133), Accounting for Derivative Instruments and Hedging Activities. These securities were previously carried at amortized cost, net of any impairment write-downs. The net impact to accumulated other comprehensive income upon conversion was an approximate increase of $16,705,000. Premiums and discounts are amortized or accreted over the estimated lives of the securities based on the interest yield method.

     The Company uses book value as cost for applying the retrospective adjustment method to fixed maturity securities purchased. Prepayment assumptions for single class and multi-class mortgage-backed securities were obtained from broker dealer survey values or internal estimates.

                                                                     (Continued)

                MINNESOTA LIFE INSURANCE COMPANY AND SUBSIDIARIES

     Valuation of Investments (Continued)
     ------------------------------------

     Equity securities (common stocks, preferred stocks and equity securities on loan) are carried at fair value. Mutual funds in select asset classes that are sub-advised are carried at the market value of the underlying net assets of the funds. Prior to 2003, equity securities also included initial contributions to affiliated registered investment funds that were managed by an affiliate of the Company. These contributions were carried at the market value of the underlying net assets of the funds.

     Mortgage loans are carried at amortized cost less an allowance for uncollectible amounts. Premiums and discounts are amortized or accreted over the terms of the mortgage loans based on the interest yield method. A mortgage loan is considered impaired if it is probable that contractual amounts due will not be collected. Impaired mortgage loans are valued at the fair value of the underlying collateral.

     Private equity investments in limited partnerships are carried on the balance sheets at the amount invested, adjusted to recognize the Company's ownership share of the earnings or losses of the investee after the date of the acquisition, adjusted for any distributions received. In-kind distributions are recorded as a return of capital for the cost basis of the stock received. Changes in fair value are recorded directly in stockholder's equity. The valuation of private equity investments is recorded based on the partnership financial statements from the previous quarter. The Company believes this valuation represents the best available estimate, however, to the extent that market conditions fluctuate significantly, any change in the following quarter partnership financial statements could be material to the Company's unrealized gains or losses included in stockholder's equity.

     Fair values of fixed maturity securities, equity securities and private equity investments are based on quoted market prices, where available. If quoted market prices are not available, fair values are estimated using values obtained from either independent pricing services which specialize in matrix pricing and modeling techniques, independent broker bids, financial statement valuations or internal appraisal. Fair values of mortgage loans are based upon discounted cash flows, quoted market prices and matrix pricing.

     Real estate is carried at cost less accumulated depreciation and an allowance for estimated losses. Accumulated depreciation on real estate at December 31, 2003 and 2002 was $5,616,000 and $7,543,000, respectively.

     Policy loans are carried at the unpaid principal balance.

     Cash and cash equivalents are carried at fair value. The Company considers all money market funds and commercial paper with original maturity dates of less than three months to be cash equivalents.

     Available-for-sale securities are stated at fair value, with the unrealized gains and losses, net of adjustments to deferred policy acquisition costs and deferred federal income tax, reported as a separate component of accumulated other comprehensive income in stockholder's equity. The adjustment to deferred policy acquisition costs represents the change in amortization of deferred policy acquisition costs that would have been required as a charge or credit to operations had such unrealized amounts been realized.

     Finance receivables that management has the intent and ability to hold for the foreseeable future or until maturity or payoffs are reported at their outstanding unpaid principal balances reduced by any charge-off. The interest rates on the receivables outstanding at December 31, 2003 and 2002 are consistent with the rates at which loans would currently be made to borrowers of similar credit quality and for the same maturities and security; as such, the carrying value of the receivables outstanding at December 31, 2003 and 2002 approximate the fair value at that date.

                                                                     (Continued)

                MINNESOTA LIFE INSURANCE COMPANY AND SUBSIDIARIES

     Valuation of Investments (Continued)
     ------------------------------------

     Effective March 15, 2001 the FASB issued EITF 99-20, Recognition of Interest Income and Impairment on Purchased and Retained Beneficial Interests in Certain Securitized Financial Assets, which established standardized reporting models for certain types of asset backed securities including all interest only strips and asset backed securities not of high credit quality. The holder of the beneficial interest should recognize the excess of all cash flows attributable to the beneficial interest estimated at the acquisition/transaction date over the initial investment and record as interest income over the life of the beneficial interest using the effective yield method. The Company identified holdings with a market value of $11,206,000 and $29,000,000, as of December 31, 2003 and 2002,
     respectively, that it deemed subject to application of this pronouncement. Upon calculating the excess of the net present value of the cash flows using market discount rates and comparing to the initial cost of the investments, approximately $16,700,000, $24,478,000, and $14,300,000 of permanent write-downs were recorded as realized losses, for the years ended December 31, 2003, 2002, and 2001, respectively.

     Credit Risk
     -----------

     Financial instruments, consisting primarily of cash and cash equivalents, potentially subject the Company to concentration credit risk. The Company places its cash and cash equivalents with high quality financial institutions and limits the amount of credit exposure with any one institution. Concentration of credit risk with respect to mortgages, fixed maturity securities, and other invested assets are limited because of the diverse geographic base and industries of the underlying issuers. This diversity is an integral component of the portfolio management process.

     Equity security diversification is obtained through the use of style diversification and through limiting exposure to a single issuer. Private equity investment diversification is achieved by dividing the portfolio between direct venture company funds, mezzanine debt funds and hedge and other types of private equity instruments. In addition, this portfolio is managed by diversifying industry sectors to limit exposure to any one type of fund.

     During 2003, the Company exchanged its affiliated investment advisor's mutual funds for shares of Waddell & Reed Ivy Investment Co. funds due to the sale of the equity advisory business by its affiliated investment advisor. The investments continue to be invested across the same eight well-diversified investment strategies employed by the former affiliated funds. The market value of these investments was $172,424,000 and $126,896,000 as of December 31, 2003 and 2002, respectively. The Company considers these assets able to be reinvested within a 12-18 month period.

     Derivative Financial Instruments
     --------------------------------

     Effective January 1, 2001, the Company adopted FAS 133 which requires that all derivative instruments be recorded on the balance sheet at fair value. On the date derivative contracts are entered into, the Company designates the derivative as either (a) a hedge of the fair value of a recognized firm commitment (fair value hedge), (b) a hedge of a forecasted transaction or of the variability of cash flows to be received or paid related to a recognized asset or liability (cash flow hedge), or (c) a hedge of a net investment in a foreign operation (net investment hedge).

     The Company holds derivative financial instruments for the purpose of hedging the risks of certain identifiable and anticipated transactions. In general, the types of risks hedged are those relating to the variability of future earnings and cash flows caused by movements in foreign currency exchange rates. The Company documents its risk management strategy and hedge effectiveness at the inception of and during the term of each hedge.

                                                                     (Continued)

                MINNESOTA LIFE INSURANCE COMPANY AND SUBSIDIARIES

     Derivative Financial Instruments (Continued)
     --------------------------------------------

     In the normal course of business, the Company held one derivative in the form of an equity swap which matured in August 2003. The purpose of this swap was to hedge the fair value of equity linked instruments to equity market movements. This swap was a customized derivative that was embedded directly with the underlying equity-linked fixed maturity security and could not be unwound separately from the fixed maturity security. Equity swaps are considered to be fair value hedges and were entered into only for the purpose of hedging such risks, not for speculation. The change in fair value of this swap was offset to net realized capital losses by changes in the fair value of the item being hedged. As of December 31, 2003, the Company had no equity swap positions.

     The Company is using short-duration spot contracts to manage the foreign exchange risk inherent in the elapsed time between trade processing and trade settlement. The contracts have an immaterial impact on the Company's current year operating results.

     Under FAS 133, the Company reclassified certain mortgage dollar roll securities from fixed maturity and equity securities classified as available-for-sale as of December 31, 2003 and 2002, in the amount of $114,809,000 and $14,100,000, respectively, to other invested assets. As of December 31, 2003 and 2002, the change in fair value of these securities included in realized capital (losses) gains was $(1,007,000) and $172,000, respectively.

     Realized and Unrealized Gains and Losses
     ----------------------------------------

     Realized and unrealized gains and losses are determined on the specific identification method. Write-downs of available-for-sale securities and the provision for credit losses on mortgage loans and real estate are recorded as realized losses.

     Changes in the fair value of fixed maturity securities available-for-sale, equity securities and private equity investments in limited partnerships are recorded as a separate component of stockholder's equity, net of taxes and related adjustments to deferred policy acquisition costs and unearned policy and contract fees.

     Impairments in the value of securities and other investments held by the Company, considered to be other than temporary, are recorded as permanent reductions of the cost of the securities or other investments, and corresponding realized losses are recognized in the consolidated statements of operations and comprehensive income. The Company reviews all securities and other investments on a quarterly basis and recognizes impairment after evaluating various subjective and objective factors, such as the financial condition of the issuer, market and industry.

     Total other than temporary write-downs for fixed maturity securities, including EITF 99-20 write-downs, for the years ended December 31, 2003, 2002 and 2001 were $34,632,000, $53,299,000 and $28,760,000, respectively.

     Total other than temporary write-downs for equity securities for the years ended December 31, 2003, 2002 and 2001 were $13,157,000, $5,314,000 and
     $6,709,000, respectively. An additional $23,427,000 and $40,300,000 of other than temporary write-downs for equity securities were recorded on securities that were subsequently sold during 2003 and 2002, respectively.

     Total other than temporary write-downs for private equity investments for the years ended December 31, 2003, 2002 and 2001 were $57,480,000, $51,410,000 and $4,589,000, respectively.

                                                                     (Continued)

                MINNESOTA LIFE INSURANCE COMPANY AND SUBSIDIARIES

     Securities Lending
     ------------------

     The Company engages in securities lending whereby certain investments are loaned to other financial institutions for short periods of time. When these loan transactions occur, the lending broker provides cash collateral equivalent to 102% to 105% of the market value of the loaned securities. This collateral is deposited with a lending agent who invests the collateral on behalf of the Company. The income from these investments is recorded in net investment income and was $2,378,000, $1,413,000, and $239,000 as of December 31, 2003, 2002, and 2001, respectively. Securities, consisting of equity securities and fixed maturity securities, were loaned to other financial institutions. Amounts loaned as of December 31, 2003, and 2002 were $1,429,899,000 and $1,280,273,000, respectively. As of
     December 31, 2003, and 2002, the collateral associated with securities lending was $1,466,354,000 and $1,307,146,000, respectively.

     The Company accounts for its securities lending transactions as secured borrowings, in which the collateral received and the related obligation to return the collateral are recorded in the consolidated balance sheets as cash equivalents and securities lending collateral, respectively.

     Although the Company's securities lending program involves certain credit risk, the Company believes that the high quality of the collateral received (primarily commercial paper and money market instruments) and the Company's monitoring policies and procedures mitigate the likelihood of material losses under these arrangements.

     Property and Equipment
     ----------------------

     Property and equipment are carried at cost, net of accumulated depreciation of $162,106,000 and $150,521,000 at December 31, 2003 and 2002,
     respectively. Buildings are depreciated over 40 years and equipment is generally depreciated over 5 to 10 years. Depreciation expense for the years ended December 31, 2003, 2002, and 2001, was $11,585,000,
     $11,703,000, and $13,242,000, respectively. Effective January 1, 2002, the Company adopted FASB Statement No. 144 (FAS 144), Accounting for the Impairment or Disposal of Long-Lived Assets, which addresses financial accounting and reporting standards for the impairment and disposal of long-lived assets for fiscal years beginning after December 15, 2001. The Company has determined that there are no material impacts to the statement of operations or financial position due to the adoption and subsequent application of FAS 144.

     Separate Accounts
     -----------------

     Separate account assets and liabilities represent segregated funds administered by an unaffiliated asset management firm. These assets and liabilities are invested by both an unaffiliated asset management firm and an affiliate of the Company for the exclusive benefit of the Company's pension, variable annuity and variable life insurance policyholders and contractholders. Assets consist principally of marketable securities and both assets and liabilities are reported at fair value, based upon the market value of the investments held in the segregated funds.

     The Company periodically invests money in its separate accounts. The market value of such investments, included with separate account assets, amounted to $44,920,000 and $37,634,000 at December 31, 2003 and 2002, respectively.

     Reinsurance Recoverables
     ------------------------

     Insurance liabilities are reported before the effects of ceded reinsurance. Reinsurance recoverables represent amounts due from reinsurers for paid and unpaid benefits, expense reimbursements, prepaid premiums and future policy benefits.

                                                                     (Continued)

                MINNESOTA LIFE INSURANCE COMPANY AND SUBSIDIARIES

     Policyholder Liabilities
     ------------------------

     Policy and contract account balances represent the net accumulation of funds associated with nontraditional life products and deferred annuities. Additions to the account balances include premiums, deposits and interest credited by the Company. Decreases in the account balances include surrenders, withdrawals, benefit payments and charges assessed for the cost of insurance, policy administration and surrenders.

     Future policy and contract benefits are comprised of reserves for traditional life, group life and accident and health products. The reserves were calculated using the net level premium method based upon assumptions regarding investment yield, mortality, morbidity and withdrawal rates determined at the date of issue, commensurate with the Company's experience. Provision has been made in certain cases for adverse deviations from these assumptions. Certain traditional life products are accounted for under AICPA Statement of Position 95-1, Accounting for Certain Insurance Activities of Mutual Life Insurance Entities. These traditional life products use an average assumed rate of investment yields ranging from 4.44% to 5.52% to estimate expected gross margins.

     Future policy and contract benefits are adjusted to reflect the impact of unrealized gains and losses on securities as described in note 13.

     Other policyholder funds are comprised of dividend accumulations, premium deposit funds and supplementary contracts without life contingencies.

     Participating Business
     ----------------------

     Dividends on participating policies and other discretionary payments are declared by the Board of Directors based upon actuarial determinations, which take into consideration current mortality, interest earnings, expense factors and federal income taxes. Dividends are recognized as expenses consistent with the recognition of premiums. At December 31, 2003 and 2002, the total participating business in force was $18,685,863,000 and $19,470,981,000, respectively. As a percentage of total life insurance in force participating business in force represents 5.3% and 6.4% at December 31, 2003 and 2002, respectively.

     Closed Block of Business
     ------------------------

     Effective January 1, 2001 the Company adopted Statement of Position 00-3 (SOP 00-3), Accounting by Insurance Enterprises for Demutualizations and Formations of Mutual Insurance Holding Companies and for Certain Long-Duration Participating Contracts. The Company has determined that there are no material impacts to the statement of operations or financial position due to the adoption and subsequent application of SOP 00-3.

     Income Taxes
     ------------

     The Company's federal income tax return is a consolidated life/non-life return filed under Minnesota Mutual Companies, Inc., the Company's ultimate parent. The method of allocation between companies is subject to written agreement, approved by an officer of the Company. Allocation is based upon separate return calculations with a credit for any currently used net losses and tax credits. Intercompany tax balances are settled annually when the tax return is filed with the Internal Revenue Service.

     Current income taxes are charged to operations based upon amounts estimated to be payable as a result of taxable operations for the current year. Deferred income tax assets and liabilities are recognized for the future tax consequences attributable to the differences between financial statement carrying amounts and income tax bases of assets and liabilities.

                                                                     (Continued)

                MINNESOTA LIFE INSURANCE COMPANY AND SUBSIDIARIES

     New Pronouncements
     ------------------

     In April 2003, the FASB issued Statement No. 149, Amendment of Statement 133 on Derivative Instruments and Hedging Activities (FAS 149). FAS 149 amends and clarifies financial accounting and reporting for derivative instruments, including certain derivative instruments embedded in other contracts, and for hedging activities under FAS 133. FAS 149 is effective for contracts entered into or modified after June 30, 2003. The adoption of FAS 149 on July 1, 2003 did not have a material impact on the results of operations or financial position of the Company.

     In May 2003, the FASB issued Statement No. 150, Accounting for Certain Financial Instruments with Characteristics of both Liabilities and Equity (FAS 150). FAS 150 establishes standards for how an issuer classifies and measures certain financial instruments with characteristics of both liabilities and equity. FAS 150 is effective for financial instruments entered into or modified after May 31, 2003, otherwise effective for the first interim period beginning after June 15, 2003. The adoption of FAS 150 on July 1, 2003 did not have any impact on the results of operations or financial position of the Company.

     In December 2003, the FASB issued Statement No. 132, revised 2003, (FAS
     132), Employers' Disclosures about Pensions and Other Post Retirement Benefits, which amends disclosure requirements for pension plans and other post retirement benefit plans, effective for nonpublic entities for fiscal years ending after June 15, 2004. The Company will adopt FAS 132 for fiscal year ending December 31, 2004. The Company expects no material impacts to its results of operations or financial position due to the adoption of FAS 132.

     In January 2003, the FASB issued Interpretation No. 46, Consolidation of Variable Interest Entities - an interpretation of ARB No. 51, subsequently revised in December of 2003 (FIN 46). The provisions of FIN 46 for non-public entities apply immediately to variable interest entities (VIEs) created after December 31, 2003, and to VIEs in which an enterprise obtains an interest after that date. For VIEs created prior to December 31, 2003 the effective date of FIN 46 is the beginning of the first period beginning after December 15, 2004. FIN 46 changes the method of determining whether certain entities should be included in the Company's consolidated financial statements. An entity subject to FIN 46 is called a VIE if it has (1) equity that is insufficient to permit the entity to finance its activities without additional subordinated financial support from other parties, or
     (2) equity investors that cannot make significant decisions about the entity's operations, or that do not absorb the expected losses or receive the expected returns of the entity. A VIE is consolidated by its primary beneficiary, which is the party involved with the VIE that absorbs a majority of the expected losses, receives a majority of the expected residual returns or both. The Company continues to review the status of any VIEs it may be involved with. Based on this current review, the Company expects no material impacts to its results of operation or financial position due to the adoption of FIN 46.

     In July 2003, the AICPA issued Statement of Position 03-1 (SOP 03-1), Accounting and Reporting by Insurance Enterprises for Certain Nontraditional Long-Duration Contracts and for Separate Accounts. SOP 03-1 is effective for financial statements for fiscal years beginning after December 15, 2003. The Company will adopt SOP 03-1 as of January 1, 2004. The Company anticipates reclassifying approximately $45,000,000 representing the Company's interest in the separate accounts from separate account assets to various general account assets. The Company expects no other material impacts to its results of operation or financial position due to the adoption of SOP 03-1.

     Reclassification
     ----------------

     Certain 2002 and 2001 financial statement balances have been reclassified to conform to the 2003 presentation.

                                                                     (Continued)

                MINNESOTA LIFE INSURANCE COMPANY AND SUBSIDIARIES

(3)  Investments

     Net investment income for the years ended December 31 was as follows:

                                 2003           2002           2001
                             ------------   ------------   ------------
in thousands
------------
Fixed maturity securities    $    370,208   $    398,491   $    411,208
Equity securities                  17,615         24,620         29,088
Mortgage loans                     61,404         58,791         55,682
Real estate                         1,543          1,285          1,672
Policy loans                       19,517         19,360         18,257
Cash equivalents                    2,216          3,384          7,499
Private equity investments          1,853          3,277          3,289
Other invested assets               5,357          3,019          1,463
                             ------------   ------------   ------------
   Gross investment income        479,713        512,227        528,158
Investment expenses               (13,855)       (13,124)          (823)
                             ------------   ------------   ------------
   Total                     $    465,858   $    499,103   $    527,335
                             ============   ============   ============

     Prior to 2002, the Company paid investment expenses to Advantus Capital Management, Inc. (Advantus) which were eliminated through the consolidation process. Effective January 1, 2002, these expenses were not eliminated due to the transfer of Advantus to Securian Financial Group, Inc.

     Net realized investment gains (losses) for the years ended December 31 were as follows:

                                 2003           2002           2001
                             ------------   ------------   ------------
in thousands
------------
Fixed maturity securities    $    (19,499)  $    (26,162)  $    (15,772)
Equity securities                  25,572        (64,038)        (1,373)
Mortgage loans                       (376)         1,509              1
Real estate                         4,490             (1)         3,245
Private equity investments        (54,224)       (48,395)        (1,676)
Other invested assets              (4,604)           (10)         2,603
                             ------------   ------------   ------------
   Total                     $    (48,641)  $   (137,097)  $    (12,972)
                             ============   ============   ============

     Gross realized gains (losses) on the sales and impairments of fixed maturity securities, equity securities and private equity investments for the years ended December 31 were as follows:

                                 2003           2002           2001
                             ------------   ------------   ------------
in thousands
------------
Fixed maturity securities,
 available-for-sale:
   Gross realized gains      $     21,560   $     59,802   $     34,884
   Gross realized losses          (41,059)       (85,964)       (50,656)
Equity securities:
   Gross realized gains            93,634         40,973         81,647
   Gross realized losses          (68,062)      (105,011)       (83,020)
Private equity investments:
   Gross realized gains             3,823          3,525          4,857
   Gross realized losses          (58,047)       (51,920)        (6,533)

                                                                     (Continued)

                MINNESOTA LIFE INSURANCE COMPANY AND SUBSIDIARIES

     Net unrealized gains (losses) included in stockholder's equity at December 31 were as follows:

                                                         2003          2002
                                                     ------------  ------------
in thousands
------------
Gross unrealized gains                               $    496,516  $    461,314
Gross unrealized losses                                   (36,816)     (204,273)
Adjustment to deferred acquisition costs                 (112,006)     (135,368)
Adjustment to reserves                                    (47,221)      (54,290)
Adjustment to unearned policy and contract fees            17,365        19,507
Deferred federal income taxes                            (104,171)      (28,499)
                                                     ------------  ------------
   Net unrealized gains                              $    213,667  $     58,391
                                                     ============  ============

     The amortized cost and fair value of investments in marketable securities by type of investment were as follows:

in thousands                                                            Gross Unrealized
------------                                          Amortized    --------------------------     Fair
December 31, 2003                                        Cost         Gains         Losses        Value
---------------------------------------------------  ------------  ------------  ------------  ------------
   United States government and government
    agencies and authorities                         $     59,674  $         17  $         71  $     59,620
   Foreign governments                                      1,467           127            --         1,594
   Corporate securities                                 2,637,690       226,145         9,262     2,854,573
   Asset-backed securities                                661,465        16,702         5,404       672,763
   Mortgage-backed securities                           1,287,137        68,816         3,225     1,352,728
                                                     ------------  ------------  ------------  ------------
      Total fixed maturities                            4,647,433       311,807        17,962     4,941,278
   Equity securities-unaffiliated                         580,495        97,537         1,634       676,398
                                                     ------------  ------------  ------------  ------------
         Total                                       $  5,227,928  $    409,344  $     19,596  $  5,617,676
                                                     ============  ============  ============  ============

in thousands                                                             Gross Unrealized
------------                                          Amortized    --------------------------     Fair
December 31, 2002                                        Cost          Gains        Losses        Value
---------------------------------------------------  ------------  ------------  ------------  ------------
   United States government and government agencies
    and authorities                                  $    201,802  $     19,153  $         30  $    220,925
   Foreign governments                                      1,280            --           439           841
   Corporate securities                                 2,457,382       218,541        53,152     2,622,771
   Asset-backed securities                                549,151        26,518         5,650       570,019
   Mortgage-backed securities                           1,292,651        78,406         1,403     1,369,654
                                                     ------------  ------------  ------------  ------------
      Total fixed maturities                            4,502,266       342,618        60,674     4,784,210
   Equity securities-unaffiliated                         364,673        27,498        57,641       334,530
   Equity securities-affiliated mutual funds              141,753         4,076        18,933       126,896
                                                     ------------  ------------  ------------  ------------
      Total equity securities                             506,426        31,574        76,574       461,426
                                                     ------------  ------------  ------------  ------------
         Total                                       $  5,008,692  $    374,192  $    137,248  $  5,245,636
                                                     ============  ============  ============  ============

                                                                     (Continued)

                MINNESOTA LIFE INSURANCE COMPANY AND SUBSIDIARIES

     The amortized cost and fair value of securities on loan by type of investment were as follows:

in thousands                                                    Gross Unrealized
------------                                  Amortized    --------------------------      Fair
December 31, 2003                                Cost          Gains        Losses        Value
------------------------------------------   ------------  ------------  ------------  ------------
   United States government and government
    agencies and authorities                 $    424,704  $     18,276  $         47  $    442,933
   Corporate securities                           323,481        29,123           226       352,378
   Asset-backed securities                         12,529           669            --        13,198
   Mortgage-backed securities                     543,519        10,985         1,885       552,619
                                             ------------  ------------  ------------  ------------
      Total fixed maturities                    1,304,233        59,053         2,158     1,361,128
   Equity securities-unaffiliated                  52,100        16,920           249        68,771
                                             ------------  ------------  ------------  ------------
         Total                               $  1,356,333  $     75,973  $      2,407  $  1,429,899
                                             ============  ============  ============  ============

in thousands                                                    Gross Unrealized
------------                                  Amortized    --------------------------      Fair
December 31, 2002                                Cost          Gains        Losses        Value
------------------------------------------   ------------  ------------  ------------  ------------
   United States government and government
    agencies and authorities                 $    258,282  $     11,774  $         --  $    270,056
   Corporate securities                           244,319        22,177            --       266,496
   Asset-backed securities                         14,100            --           177        13,923
   Mortgage-backed securities                     619,447        40,275         1,262       658,460
                                             ------------  ------------  ------------  ------------
      Total fixed maturities                    1,136,148        74,226         1,439     1,208,935
   Equity securities-unaffiliated                  73,904         6,114         8,680        71,338
                                             ------------  ------------  ------------  ------------
         Total                               $  1,210,052  $     80,340  $     10,119  $  1,280,273
                                             ============   ===========  ============  ============

     The amortized cost and estimated fair value of fixed maturity securities at December 31, 2003, by contractual maturity, are shown below. Expected maturities will differ from contractual maturities because borrowers may have the right to call or prepay obligations with or without call or prepayment penalties.

in thousands                                 Available-for-Sale         Securities-on-Loan
--------------------------------------   --------------------------  --------------------------
                                           Amortized       Fair       Amortized        Fair
                                             Cost         Value          Cost         Value
                                         ------------  ------------  ------------  ------------
Due in one year or less                  $     95,127  $     98,144  $     98,518  $     99,128
Due after one year through five years       1,246,524     1,314,233       284,723       294,507
Due after five years through ten years      1,409,001     1,519,195       285,420       317,139
Due after ten years                           609,644       656,978        92,053        97,735
                                         ------------  ------------  ------------  ------------
                                            3,360,296     3,588,550       760,714       808,509
Mortgage-backed securities                  1,287,137     1,352,728       543,519       552,619
                                         ------------  ------------  ------------  ------------
   Total                                 $  4,647,433  $  4,941,278  $  1,304,233  $  1,361,128
                                         ============  ============  ============  ============

                                                                     (Continued)

                MINNESOTA LIFE INSURANCE COMPANY AND SUBSIDIARIES

     As of December 31, 2003, the Company had certain investments with a reported fair market value lower than the cost of the investment.

                                                                    Unrealized
                                        Fair Value       Cost         Losses
                                       ------------  ------------  ------------
in thousands
------------
US government securities
   Less than 12 months                 $     26,830  $     26,901  $         71
   Greater than 12 months                        --            --            --
Corporate securities
   Less than 12 months                      248,946       252,829         3,883
   Greater than 12 months                    71,276        76,655         5,379
Mortgage and asset-backed securities
   Less than 12 months                      371,769       376,996         5,227
   Greater than 12 months                    30,697        34,099         3,402
Equity securities - unaffiliated
   Less than 12 months                       13,817        14,534           717
   Greater than 12 months                    15,350        16,267           917
Private equity investments
   Less than 12 months                       95,778       124,813        29,035
   Greater than 12 months                     6,905         9,271         2,366

     As of December 31, 2003, the Company had certain investments on loan with a reported fair market value lower than the cost of the investment.

                                                                    Unrealized
                                        Fair Value       Cost         Losses
                                       ------------  ------------  ------------
in thousands
------------
US government securities
   Less than 12 months                 $      3,093  $      3,140  $         47
   Greater than 12 months                        --            --            --
Corporate securities
   Less than 12 months                       24,081        24,307           226
   Greater than 12 months                        --            --            --
Mortgage and asset-backed securities
   Less than 12 months                      173,292       175,177         1,885
   Greater than 12 months                        --            --            --
Equity securities - unaffiliated
   Less than 12 months                        3,460         3,709           249
   Greater than 12 months                        --            --            --

     The Company analyzes all investments on a quarterly basis for other than temporary impairment recognition. The Company also considers its ability and intent to hold the investment and whether the investment's fair market value will increase in a reasonable period of time to recover its cost basis. Fixed maturity securities are reviewed on a security by security basis utilizing, but are not limited to, market prices, intent to hold, underlying collateral characteristics, and ability to receive contractual cash flows or remaining book values. The majority of the unrealized losses are interest-related rather than credit-related. All equity securities, including both available-for-sale and private equity, which have been in an unrealized loss position of greater than 20% for longer than six months are analyzed on a security by security basis. Available-for-sale equity securities utilize, but are not limited to, outside independent stock outlooks and the intent to hold the security in the portfolio. Mutual funds are reviewed analyzing the characteristics of the underlying investments and the long-term outlook for the asset class along with the intent to hold the investment. Private equity investments are reviewed on a fund by fund basis and utilize, but are not limited to, the age of the fund, general partner commentary, and underlying investments within the fund, noting any problem industries or geographic locations.

                                                                     (Continued)

                MINNESOTA LIFE INSURANCE COMPANY AND SUBSIDIARIES

     At December 31, 2003, one mortgage loan was considered impaired. A write-down of $400,000 was taken on the impaired mortgage loan. At
     December 31, 2002, no specific mortgage loans were considered impaired. As of December 31, 2003 and 2002, there was no general allowance for credit losses for potential impairments in the mortgage loan portfolio. There were no provisions for credit losses or charge-offs in 2003, 2002 or 2001.

     Below is a summary of interest income on impaired mortgage loans.

                                           2003          2002          2001
                                       ------------  ------------  ------------
in thousands
------------
Average impaired mortgage loans        $         --  $          1  $         --
Interest income on impaired mortgage
 loans - contractual                            442           166            --
Interest income on impaired mortgage
 loans - collected                               --            --            --

     At December 31, 2003 and 2002, fixed maturity securities and cash equivalents with a carrying value of $9,568,000 and $14,756,000, respectively, were on deposit with various regulatory authorities as required by law.

(4)  Notes Receivable

     The Company entered into a loan contingency agreement with the Housing and Redevelopment Authority of the City of St. Paul, Minnesota (HRA) in November 1997 in connection with the Company's construction of an additional home office facility in St. Paul, Minnesota. The note bears interest at a rate of 8.625%, with principal payments to the Company commencing February 2004 and a maturity date of August 2025. Interest payments to the Company are payable February and August of each year commencing February 2001. All principal and interest payments are due only to the extent of available tax increments. In 2002, the loan reached its maximum principal balance of $15,000,000. In 2003, the Company took a write-down on the loan of $5,200,000, consisting of $4,959,000 of accrued interest and $241,000 of principal. The loan continues to accrue interest on the new balance, with payments applied first to accrued interest and then to principal. As of December 31, 2003, the loan balance was $13,791,000. The accrued interest on this loan contingency was $496,000 and $5,469,000, as of December 31, 2003 and 2002, respectively. For the years ended December 31, 2003 and 2002, the Company received principal payments of $968,000 and $0, respectively, and interest payments of $755,000 and $1,694,000, respectively. The loan balance is included in other invested assets, accrued interest is included in accrued investment income, and investment income is included in net investment income.

(5)  Net Finance Receivables

     Finance receivables as of December 31 were as follows:

                                                         2003          2002
                                                     ------------  ------------
in thousands
------------
Direct installment loans                             $    154,155  $    144,627
Retail installment notes                                   17,286        15,945
Retail revolving credit                                       108           132
Accrued interest                                            2,632         2,551
                                                     ------------  ------------
   Gross receivables                                      174,181       163,255
Unearned finance charges                                  (39,233)      (35,322)
Allowance for uncollectible amounts                        (7,232)       (6,627)
                                                     ------------  ------------
      Finance receivables, net                       $    127,716  $    121,306
                                                     ============  ============

                                                                     (Continued)

                MINNESOTA LIFE INSURANCE COMPANY AND SUBSIDIARIES

     The direct installment loans, at December 31, 2003 and 2002, consisted of $103,349,000 and $95,368,000, respectively, of discount basis loans, net of unearned finance charges, and $14,552,000 and $16,679,000, respectively, of interest-bearing loans and generally have a maximum term of 84 months; the retail installment notes are principally discount basis, arise from borrowers purchasing household appliances, furniture, and sundry services, and generally have a maximum term of 48 months. Contractual maturities of the finance receivables by year, as required by the industry audit guide for finance companies, were not readily available at December 31, 2003 and 2002, but experience has shown that such information is not significant in that a substantial portion of receivables will be renewed, converted, or paid in full prior to maturity.

     During the years ended December 31, 2003 and 2002, principal cash collections of direct installment loans were $52,705,000 and $53,469,000, respectively, and the percentages of these cash collections to average net balances were 48% and 49%, respectively. Retail installment notes' principal cash collections were $21,597,000 and $22,344,000, respectively and the percentages of these cash collections to average net balances were 164% for both 2003 and 2002.

     The ratio for the allowance for losses to net outstanding receivables balances at December 31, 2003 and 2002 was 5.4% and 5.2%, respectively.

     Changes in the allowance for losses for the periods ended December 31 were as follows:

                                           2003          2002          2001
                                       ------------  ------------  ------------
in thousands
------------
Balance at beginning of year           $      6,627  $      5,846  $      6,336
Provision for credit losses                   8,014         8,029         6,924
Allowance applicable to bulk purchase            --             4            19
Charge-offs                                 (10,262)      (10,292)      (10,302)
Recoveries                                    2,853         3,040         2,869
                                       ------------  ------------  ------------
Balance at end of year                 $      7,232  $      6,627  $      5,846
                                       ============  ============  ============

     At December 31, 2003, the recorded investment in certain direct installment loans and direct revolving credit loans were considered to be impaired. The balances of such loans at December 31, 2003 and the related allowance for credit losses were as follows:

                                       Installment    Revolving
                                          Loans         Credit        Total
                                       ------------  ------------  ------------
in thousands
------------
Balances at December 31, 2003          $        374            54  $        428
Related allowance for credit losses    $        122            54  $        176

     All loans deemed to be impaired are placed on a non-accrual status. No accrued or unpaid interest was recognized on impaired loans during 2003. The average quarterly balance of impaired loans during the years ended December 31, 2003 and 2002, was $515,000 and $1,038,000 for installment basis loans and $54,000 and $59,000 for revolving credit loans, respectively.

     There were no material commitments to lend additional funds to customers whose loans were classified as impaired at December 31, 2003.

     The net investment in loans on which the accrual of finance charges and interest was suspended at December 31, 2003 and 2002 was $14,625,000 and $15,401,000, respectively.

                                                                     (Continued)

                MINNESOTA LIFE INSURANCE COMPANY AND SUBSIDIARIES

(6)  Income Taxes

     Income tax expense (benefit) varies from the amount computed by applying the federal income tax rate of 35% to income (loss) from operations before taxes. The significant components of this difference were as follows:

                                           2003          2002          2001
                                       ------------  ------------  ------------
in thousands
------------
Computed tax expense (benefit)         $     20,754  $     (5,852) $     31,253
Difference between computed and
 actual tax expense:
   Dividends received deduction              (5,032)       (8,539)       (7,606)
   Foundation gain                               --            --          (580)
   Tax credits                               (1,200)       (1,300)       (1,300)
   Expense adjustments and other                331        (4,785)       (2,902)
                                       ------------  ------------  ------------
      Total tax expense (benefit)      $     14,853  $    (20,476) $     18,865
                                       ============  ============  ============

     The tax effects of temporary differences that give rise to the Company's net deferred federal tax liability were as follows:

                                                         2003          2002
                                                     ------------  ------------
in thousands
------------
Deferred tax assets:
   Policyholder liabilities                          $     18,565  $     21,290
   Pension and post retirement benefits                    35,330        31,270
   Tax deferred policy acquisition costs                  103,556        98,261
   Deferred gain on individual disability
    coinsurance                                            17,874        19,300
   Net realized capital losses                             56,592        45,365
   Ceding commissions                                       8,611         3,247
   Other                                                   11,232        11,303
                                                     ------------  ------------
      Gross deferred tax assets                           251,760       230,036
                                                     ------------  ------------
Deferred tax liabilities:
   Deferred policy acquisition costs                      173,739       154,122
   Premiums                                                19,246        15,790
   Real estate and property and equipment
    depreciation                                            9,056         7,688
   Basis difference on investments                         21,734        22,017
   Net unrealized capital gains                           154,633        89,504
   Other                                                   12,316         9,021
                                                     ------------  ------------
      Gross deferred tax liabilities                      390,724       298,142
                                                     ------------  ------------
         Net deferred tax liability                  $    138,964  $     68,106
                                                     ============  ============

     A valuation allowance for deferred tax assets was not considered necessary as of December 31, 2003 and 2002 because the Company believes that it is more likely than not that the deferred tax assets will be realized through future reversals of existing taxable temporary differences and future taxable income.

     Income taxes paid for the years ended December 31, 2003, 2002, and 2001, were $3,588,000, $20,066,000 and $34,493,000, respectively.

     The Company's tax returns for 2001 and 2002 will be under examination by the Internal Revenue Service (IRS) beginning 2004. The Company believes that any additional taxes refunded or assessed as a result of this examination will not have a material effect on its financial position.

                                                                     (Continued)

                MINNESOTA LIFE INSURANCE COMPANY AND SUBSIDIARIES

(7) Liability for Unpaid Accident and Health Claims, Reserve for Losses, and Claim and Loss Adjustment Expenses

     Activity in the liability for unpaid accident and health claims, reserve for losses and claim and loss adjustment expenses is summarized as follows:

                                        2003           2002           2001
                                    ------------   ------------   ------------
in thousands
------------
Balance at January 1                $    536,604   $    518,209   $    480,650
   Less: reinsurance recoverable         449,212        433,323        404,357
                                    ------------   ------------   ------------
Net balance at January 1                  87,392         84,886         76,293
                                    ------------   ------------   ------------
Incurred related to:
   Current year                           60,927         65,692         65,370
   Prior years                              (526)         4,839         (2,577)
                                    ------------   ------------   ------------
Total incurred                            60,401         70,531         62,793
                                    ------------   ------------   ------------
Paid related to:
   Current year                           24,849         27,436         25,925
   Prior years                            40,209         40,589         28,275
                                    ------------   ------------   ------------
Total paid                                65,058         68,025         54,200
                                    ------------   ------------   ------------
Net balance at December 31                82,735         87,392         84,886
   Plus: reinsurance recoverable         471,425        449,212        433,323
                                    ------------   ------------   ------------
Balance at December 31              $    554,160   $    536,604   $    518,209
                                    ============   ============   ============

     The liability for unpaid accident and health claims, reserve for losses and claim and loss adjustment expenses is included in future policy and contract benefits and pending policy and contract claims on the consolidated balance sheets.

     As a result of changes in estimates of claims incurred in prior years, the accident and health claims, reserve for losses and claim and loss adjustment expenses incurred decreased by $526,000 in 2003, increased by $4,839,000 in 2002, and decreased by $2,577,000 in 2001, which includes the amortization of discount on individual accident and health claim reserves of $153,000, $331,000, and $430,000 in 2003, 2002, and 2001, respectively.
     The remaining changes in amounts are the result of normal reserve development inherent in the uncertainty of establishing the liability for unpaid accident and health claims, reserve for losses and claim and loss adjustment expenses.

(8)  Employee Benefit Plans

     Pension Plans and Post Retirement Plans Other than Pensions
     -----------------------------------------------------------

     The Company has noncontributory defined benefit retirement plans covering substantially all employees and certain agents. Benefits are based upon years of participation and the employee's average monthly compensation or the agent's adjusted annual compensation. Plan assets are comprised of mostly equity securities and fixed maturity securities, which are held in the general and separate accounts of the Company and administered under group annuity contracts issued by the Company. The Company's funding policy is to contribute annually the minimum amount required by applicable regulations.

     The Company also has an unfunded noncontributory defined benefit retirement plan, which provides certain employees with benefits in excess of limits for qualified retirement plans.

                                                                     (Continued)

                MINNESOTA LIFE INSURANCE COMPANY AND SUBSIDIARIES

     Pension Plans and Post Retirement Plans Other than Pensions (Continued)
     -----------------------------------------------------------------------

     The Company also has unfunded postretirement plans that provide certain health care and life insurance benefits to substantially all retired employees and agents. Eligibility is determined by age at retirement and years of service after age 30. Health care premiums are shared with retirees, and other cost-sharing features include deductibles and co-payments.

     The change in the benefit obligation and plan assets for the Company's plans as of December 31 was calculated as follows:

                                                          Pension Benefits             Other Benefits
                                                     --------------------------  --------------------------
                                                         2003          2002          2003          2002
                                                     ------------  ------------  ------------  ------------
in thousands
------------
Change in benefit obligation:
Benefit obligation at beginning of year              $    275,112  $    242,192  $     52,719  $     36,744
Liability transfer to parent                                   --            --            --          (886)
Service cost                                               12,871        11,937         2,589         1,871
Interest cost                                              18,718        17,690         3,516         2,780
Actuarial (gain) loss                                      30,707         9,239          (994)       13,391
Benefits paid                                              (6,532)       (5,946)       (1,076)       (1,181)
                                                     ------------  ------------  ------------  ------------
Benefit obligation at end of year                    $    330,876  $    275,112  $     56,754  $     52,719
                                                     ============  ============  ============  ============
Change in plan assets:
Fair value of plan assets at beginning of year       $    160,852  $    158,096  $         --  $         --
Actual return on plan assets                               24,046       (11,399)           --            --
Employer contribution                                      14,467        20,101         1,076         1,181
Benefits paid                                              (6,532)       (5,946)       (1,076)       (1,181)
                                                     ------------  ------------  ------------  ------------
Fair value of plan assets at end of year             $    192,833  $    160,852  $         --  $         --
                                                     ============  ============  ============  ============
Funded status                                        $   (138,043) $   (114,260) $    (56,755) $    (52,719)
Unrecognized net actuarial loss                           101,461        82,353         5,943         7,037
Unrecognized prior service cost (benefit)                   4,908         5,862          (526)       (1,051)
                                                     ------------  ------------  ------------  ------------
Net amount recognized                                $    (31,674) $    (26,045) $    (51,338) $    (46,733)
                                                     ============  ============  ============  ============
Amounts recognized in the consolidated balance
 sheets consist of:
Accrued benefit cost                                 $    (35,586) $    (31,319) $    (51,338) $    (46,733)
Intangible asset                                            3,892         5,274            --            --
Accumulated other comprehensive income                         20            --            --            --
                                                     ------------  ------------  ------------  ------------
Net amount recognized                                $    (31,674) $    (26,045) $    (51,338) $    (46,733)
                                                     ============  ============  ============  ============
Weighted average assumptions as of December 31
Discount rate                                                6.25%         7.00%         6.25%         7.00%
Expected return on plan assets                               7.79%         8.16%           --            --
Rate of compensation increase                                5.97%         5.97%           --            --

                                                                     (Continued)

                MINNESOTA LIFE INSURANCE COMPANY AND SUBSIDIARIES

     Pension Plans and Post Retirement Plans Other than Pensions (Continued)
     -----------------------------------------------------------------------

     For measurement purposes, a 10.0% and 11.0% annual rate of increase in the per capita cost of covered health care benefits was assumed for 2003 and 2002, respectively. The rate was assumed to decrease gradually to 5.5% for 2012 and remain at that level thereafter.

Components of net periodic
 benefit cost                                   Pension Benefits                     Other Benefits
                                       ---------------------------------   ---------------------------------
                                         2003        2002        2001        2003        2002        2001
                                       ---------   ---------   ---------   ---------   ---------   ---------
in thousands
------------
Service cost                           $  12,871   $  11,937   $   9,031   $   2,589   $   1,871   $   1,342
Interest cost                             18,718      17,690      16,222       3,516       2,780       2,357
Expected return on plan assets           (14,730)    (15,883)    (14,256)         --          --          --
Amortization of prior service
 cost (benefit)                              954         954         954        (526)       (526)       (513)
Recognized net actuarial loss (gain)       2,283         656         321         101         (88)       (597)
                                       ---------   ---------   ---------   ---------   ---------   ---------
Net periodic benefit cost              $  20,096   $  15,354   $  12,272   $   5,680   $   4,037   $   2,589
                                       =========   =========   =========   =========   =========   =========

     The Company recorded an additional minimum liability of $3,912,000 and $5,274,000 as of December 31, 2003, and 2002, respectively. This liability represents the amount by which the accumulated benefit obligation exceeded the sum of the fair market value of plan assets and accrued amounts previously recorded. The additional liability may be offset by an intangible asset to the extent of previously unrecognized prior service cost. The intangible asset of $3,892,000 and $5,274,000 at December 31, 2003, and 2002, respectively, is included in other assets in the consolidated balance sheets.

     The projected benefit obligation, accumulated benefit obligation, and fair value of plan assets for the pension plan with accumulated benefit obligations in excess of plan assets were $321,240,000, $217,525,000, and $185,266,000, respectively, as of December 31, 2003, and $267,263,000,
     $179,734,000 and $154,031,000, respectively, as of December 31, 2002.

     The assumptions presented herein are based on pertinent information available to management as of December 31, 2003 and 2002. Actual results could differ from those estimates and assumptions. For example, increasing the assumed health care cost trend rates by one percentage point in each year would increase the postretirement benefit obligation as of December 31, 2003 by $21,199,000 and the estimated eligibility cost and interest cost components of net periodic benefit costs for 2003 by $2,540,000. Decreasing the assumed health care cost trend rates by one percentage point in each year would decrease the postretirement benefit obligation as of December 31, 2003 by $16,529,000 and the estimated eligibility cost and interest cost components of net periodic postretirement benefit costs for 2003 by $1,920,000.

     Profit Sharing Plans
     --------------------

     The Company also has profit sharing plans covering substantially all employees and agents. The Company's contribution rate to the employee plan is determined annually by the directors of the Company and is applied to each participant's prior year earnings. The Company's contribution to the agent plan is made as a certain percentage, based upon years of service, applied to each agent's total annual compensation. The Company recognized contributions to the plans during 2003, 2002, and 2001 of $6,924,000, $3,899,000 and $4,563,000, respectively. Participants may elect to receive a portion of their contributions in cash.

                                                                     (Continued)

                MINNESOTA LIFE INSURANCE COMPANY AND SUBSIDIARIES

(9)  Reinsurance

     In the normal course of business, the Company seeks to limit its exposure to loss on any single insured and to recover a portion of benefits paid by ceding reinsurance to other insurance companies. To the extent that a reinsurer is unable to meet its obligation under the reinsurance agreement, the Company remains liable. The Company evaluates the financial condition of its reinsurers and monitors concentrations of credit risk to minimize its exposure to significant losses from reinsurer insolvencies. Allowances are established for amounts deemed to be uncollectible.

     Reinsurance is accounted for over the lives of the underlying reinsured policies using assumptions consistent with those used to account for the underlying policies.

     The effect of reinsurance on premiums for the years ended December 31 was as follows:

                                         2003           2002           2001
                                     ------------   ------------   ------------
in thousands
------------
Direct premiums                      $    887,189   $    807,116   $    761,877
Reinsurance assumed                       225,288        181,473        140,303
Reinsurance ceded                        (107,200)       (88,515)      (108,823)
                                     ------------   ------------   ------------
   Net premiums                      $  1,005,277   $    900,074   $    793,357
                                     ============   ============   ============

     Reinsurance recoveries on ceded reinsurance contracts were $103,839,000, $103,979,000 and $95,136,000 during 2003, 2002, and 2001, respectively.

     During September 2003, the Company entered into a written agreement with Pan-American Life Insurance Company whereby 401(k) accounts representing 865 contracts with associated fixed and variable assets of approximately $488,174,000 were transferred to separate accounts and approximately $85,366,000 were transferred to the general account, effective November 17, 2003. The amounts pertaining to reinsurance assumed and coinsurance agreements are $55,236,000 and $518,305,000, respectively.

     On January 12, 2001, the Company entered into a written agreement with First Allmerica Financial Life Insurance Company whereby 401(k) accounts representing approximately 370 contracts with associated fixed and variable assets of approximately $364,600,000 were transferred to separate accounts and approximately $31,600,000 were transferred to the general account, effective July 2, 2001.

(10) Fair Value of Financial Instruments

     The estimated fair value of the Company's financial instruments has been determined using available market information as of December 31, 2003 and 2002. Although management is not aware of any factors that would significantly affect the estimated fair value, such amounts have not been comprehensively revalued since those dates. Therefore, estimates of fair value subsequent to the valuation dates may differ significantly from the amounts presented herein. Considerable judgement is required to interpret market data to develop the estimates of fair value. The use of different market assumptions and/or estimation methodologies may have a material effect on the estimated fair value amounts.

     Please refer to note 2 for additional fair value disclosures concerning fixed maturity securities, equity securities, mortgages, private equity investments and derivatives. The carrying amounts for policy loans, cash, cash equivalents, and finance receivables approximate the assets' fair values.

                                                                     (Continued)

                MINNESOTA LIFE INSURANCE COMPANY AND SUBSIDIARIES

     The interest rates on the finance receivables outstanding as of December 31, 2003 and 2002, are consistent with the rates at which loans would currently be made to borrowers of similar credit quality and for the same maturity; as such, the carrying value of the finance receivables outstanding as of December 31, 2003 and 2002, approximate the fair value for those respective dates.

     The fair values of deferred annuities, annuity certain contracts and other fund deposits, which have guaranteed interest rates and surrender charges are estimated to be the amount payable on demand as of December 31, 2003 and 2002 as those investment contracts have no defined maturity and are similar to a deposit liability. The amount payable on demand equates to the account balance less applicable surrender charges. Contracts without guaranteed interest rates and surrender charges have fair values equal to their accumulation values plus applicable market value adjustments.

     The fair values of guaranteed investment contracts and supplementary contracts without life contingencies are calculated using discounted cash flows, based on interest rates currently offered for similar products with maturities consistent with those remaining for the contracts being valued. Rates currently available to the Company for debt with similar terms and remaining maturities are used to estimate the fair value of notes payable.

     The carrying amounts and fair values of the Company's financial instruments, which were classified as assets as of December 31, were as follows:


                                                2003                           2002
                                    ----------------------------   ----------------------------
                                       Carrying        Fair           Carrying        Fair
                                        Amount         Value           Amount         Value
                                    -------------  -------------   -------------  -------------
in thousands
------------
Fixed maturity securities
 Available-for-sale                 $   4,941,278  $   4,941,278   $   4,784,210  $   4,784,210
Equity securities                         676,398        676,398         461,426        461,426
Fixed maturity securities on loan       1,361,128      1,361,128       1,208,935      1,208,935
Equity securities on loan                  68,771         68,771          71,338         71,338
Commercial mortgage loans                 773,479        868,556         767,944        852,251
Policy loans                              263,508        263,508         259,531        259,531
Cash and cash equivalents               1,688,883      1,688,883       1,485,148      1,485,148
Finance receivables, net                  127,716        127,716         121,306        121,306
Private equity investments                222,200        222,200         226,098        226,098
Separate account assets                 8,854,022      8,854,022       6,684,280      6,684,280
Other assets                              114,809        114,809          14,093         14,093
                                    -------------  -------------   -------------  -------------
   Total financial assets           $  19,092,192  $  19,187,269   $  16,084,309  $  16,168,616
                                    =============  =============   =============  =============

                                                                     (Continued)

                MINNESOTA LIFE INSURANCE COMPANY AND SUBSIDIARIES

     The carrying amounts and fair values of the Company's financial instruments, which were classified as liabilities as of December 31, were as follows:

                                                2003                           2002
                                    ----------------------------   ----------------------------
                                       Carrying        Fair           Carrying        Fair
                                        Amount         Value           Amount         Value
                                    -------------  -------------   -------------  -------------
in thousands
------------
Deferred annuities                  $   1,831,790  $   1,835,924   $   1,712,482  $   1,711,913
Annuity certain contracts                  62,144         65,858          62,231         64,146
Other fund deposits                     1,121,288      1,130,236       1,006,327      1,011,822
Supplementary contracts without
 life contingencies                        42,068         42,068          50,955         51,137
Notes payable                             125,000        126,935         137,000        139,476
Separate account liabilities            8,809,077      8,809,077       6,646,646      6,646,646
Securities lending collateral           1,466,354      1,466,354       1,307,146      1,307,146
                                    -------------  -------------   -------------  -------------
   Total financial liabilities      $  13,457,721  $  13,476,452   $  10,922,787  $  10,932,286
                                    =============  =============   =============  =============

(11) Related Party Transactions

     The Company has investment advisory agreements with an affiliate, Advantus Capital Management, Inc. (Advantus). Under these agreements, the Company pays quarterly investment management fees based on total assets managed. Investment management fees paid by the Company were $11,379,000 and $10,866,000 during 2003 and 2002, respectively. As of December 31, 2003 and 2002, the amount due to Advantus under these agreements was $3,527,000 and $3,238,000, respectively.

     The Company also has an agreement with Securian Financial Services, Inc.
     (SFS). Under this agreement, SFS is the distributor of the Company's variable annuity and variable life products. Fees paid for performing compliance functions for these variable products by the Company totaled $3,448,000 and $3,539,000 for the years ended December 31, 2003 and 2002, respectively.

     The Company has agreements with its affiliates for expenses including allocations for occupancy costs, data processing, compensation, advertising and promotion, and other administrative expenses, in which the Company incurs on behalf of its affiliates. At December 31, 2003 and 2002, the amount payable to the Company was $9,219,000 and $12,363,000, respectively. The amount of expenses incurred as of December 31, 2003, 2002, and 2001 were $45,448,000, $49,205,000 and $14,529,000 respectively.

     During 2002, the Company sold a group variable universal life policy to Securian Financial Group, Inc. The Company received premiums of $2,000,000 in 2003 and 2002. No claims were paid during 2003 and 2002. As of December 31, 2003 and 2002, reserves held under this policy were $6,841,000 and $3,734,000, respectively.

(12) Notes Payable

     In September 1995, the Company issued surplus notes with a face value of $125,000,000, at 8.25%, due in 2025. The surplus notes are subordinate to all current and future policyholders interests, including claims, and indebtedness of the Company. All payments of interest and principal on the notes are subject to the approval of the Minnesota Department of Commerce (Department of Commerce). The approved accrued interest was $3,008,000 as of December 31, 2003 and 2002. The issuance costs of $1,421,000 are deferred and amortized over 30 years on straight-line basis.

                                                                     (Continued)

                MINNESOTA LIFE INSURANCE COMPANY AND SUBSIDIARIES

     Notes payable as of December 31 were as follows:

                                                        2003           2002
                                                    ------------   ------------
in thousands
------------
Corporate-surplus notes, 8.25%, 2025                $    125,000   $    125,000
Consumer finance subsidiary-senior, 6.90%-7.06%,
 through 2003                                                 --         12,000
                                                    ------------   ------------
   Total notes payable                              $    125,000   $    137,000
                                                    ============   ============

     At December 31, 2003, the aggregate minimum annual notes payable maturities for the next five years are as follows: 2004, $0; 2005, $0; 2006, $0; 2007, $0; 2008, $0; thereafter $125,000,000.

     The Company maintains a line of credit, which is drawn down periodically throughout the year. As of December 31, 2003 and 2002, the outstanding balance of this line of credit was zero.

     Interest paid on debt for the years ended December 31, 2003, 2002 and 2001, was $11,180,000, $12,579,000 and $15,252,000, respectively.

(13) Other Comprehensive Income

     Comprehensive income is defined as any change in stockholder's equity originating from non-owner transactions. The Company has identified those changes as being comprised of net income, unrealized appreciation (depreciation) on securities and deferred policy acquisition cost adjustments.

     The components of comprehensive income (loss), other than net income are illustrated below:

                                                         2003          2002          2001
                                                     ------------  ------------  ------------
in thousands
------------
Other comprehensive income (loss), before tax:
   Unrealized gains (loss)  on securities            $    154,508  $    (74,150) $   (202,783)
      Reclassification adjustment for losses
       included in net income                              48,151       138,595        18,821
   Adjustment to unearned policy and contract fees         (2,142)       13,074         6,433
   Adjustment to reserves                                   7,069       (54,290)           --
   Adjustment to deferred policy acquisition costs         23,362       (93,375)      (41,993)
                                                     ------------  ------------  ------------
                                                          230,948       (70,146)     (219,522)
   Income tax expense related to items of other
    comprehensive income                                  (75,672)       25,248        75,386
                                                     ------------  ------------  ------------
   Other comprehensive income (loss), net of tax     $    155,276  $    (44,898) $   (144,136)
                                                     ============  ============  ============

                                                                     (Continued)

                MINNESOTA LIFE INSURANCE COMPANY AND SUBSIDIARIES

                   Notes to Consolidated Financial Statements

(14) Stock Dividends

     During 2003, the Company declared and paid dividends to Securian Financial Group, Inc. totaling $22,000,000. These dividends were in the form of cash. Additionally, the Company declared and paid a dividend representing the affiliated stock of Securian Life Insurance Company in the amount of $14,033,000. During 2002, the Company declared and paid dividends to Securian Financial Group, Inc. totaling $29,500,000. These dividends were in the form of cash. Additionally, the Company declared and accrued a dividend representing the affiliated stock of Securian Casualty Company. The amount of the transfer, on January 2, 2003, of Securian Casualty Company was $8,398,000. During 2001, the Company declared and paid dividends to Securian Financial Group, Inc. totaling $12,372,000. These dividends were in the form of securities and the transfer of ownership of a corporate-owned life insurance policy. Additionally, the Company declared and accrued a dividend representing the affiliated stock of Advantus Capital Management, Inc. The amount of the transfer, on January 2, 2002, of Advantus Capital Management, Inc. was $48,748,000.

     Dividend payments by Minnesota Life Insurance Company to its parent cannot exceed the greater of 10% of statutory capital and surplus or the statutory net gain from operations as of the preceding year-end, as well as the timing and amount of dividends paid in the preceding 12 months, without prior approval from the Department of Commerce. Based on these limitations and 2003 statutory results, the maximum amount available for the payment of dividends during 2004 by Minnesota Life Insurance Company without prior regulatory approval is $116,875,000 after January 1, 2004.

(15) Legal Proceedings

     The Company is involved in various pending or threatened legal proceedings arising out of the normal course of business. In the opinion of management, the ultimate resolution of such litigation will not have a material adverse effect on operations or the financial position of the Company. Total expenses related to litigation or legal proceedings were $1,361,000, $1,249,000 and $39,654,000 in 2003, 2002 and 2001, respectively.

(16) Commitments and Contingencies

     In the normal course of business, the Company seeks to limit its exposure to loss on any single insured and to recover a portion of benefits paid by ceding reinsurance to other insurance companies. To the extent that a reinsurer is unable to meet its obligations under the reinsurance agreement, the Company remains liable. The Company evaluates the financial condition of its reinsurers and monitors concentrations of credit risk to minimize its exposure to significant losses from reinsurer insolvencies. Allowances are established for amounts deemed uncollectible.

     The Company holds "To-Be-Announced" (TBA) Government National Mortgage Association forward contracts that require the Company to take delivery of a mortgage-backed security at a settlement date in the future. Most of these TBAs are settled at the first available period allowed under the contract. However, the deliveries of some of the Company's TBA securities happen at a later date, thus extending the forward contract date. These securities are reported at fair value as other invested assets. As of December 31, 2003 and 2002, these securities were reported at $110,894,000 and $6,523,000, respectively.

     The Company has issued certain participating group annuity and group life insurance contracts jointly with another life insurance company. The joint contract issuer has liabilities related to these contracts of $29,165,000 and $50,325,000 as of December 31, 2003 and 2002, respectively. To the extent the joint contract issuer is unable to meet its obligation under the agreement, the Company remains liable.

     The Company has long-term commitments to fund private equity investments and real estate investments totaling $151,117,000 as of December 31, 2003. The Company estimates that $50,000,000 of these commitments will be invested in 2004, with the remaining $101,117,000 invested over the next four years.

                                                                     (Continued)

                MINNESOTA LIFE INSURANCE COMPANY AND SUBSIDIARIES

                   Notes to Consolidated Financial Statements

(16) Commitments and Contingencies (Continued)

     As of December 31, 2003, the Company had committed to purchase mortgage loans totaling $20,600,000 but had not completed the purchase transactions.

     The Company has a long-term lease agreement with an affiliated company, Capitol City Property Management, Inc, for rental space in downtown St. Paul. Minimum gross rental commitments under the lease are as follows:
     2004, $11,267,000; 2005, $11,267,000; 2006, $11,267,000; 2007, $11,267,000;
     2008, $11,267,000. The Company sub-leases space in downtown St. Paul. Commitments to the Company from these agreements are as follows: 2004, $757,000; 2005, $770,000; 2006, $643,000; 2007, $666,000; 2008, $636,000.
     Lease expense net of sub-lease income for the years ended December 31, 2003, 2002 and 2001 was $8,705,000, $8,740,000 and $9,662,000,
     respectively.

     At December 31, 2003, the Company had guaranteed the payment of $79,600,000 in policyholder dividends and discretionary amounts payable in 2004. The Company has pledged fixed equity securities, valued at $82,886,000 to secure this guarantee.

     The Company in conjunction with Securian Holding Company, the parent company of Securian Financial Group, has guaranteed the payment of benefits under certain of its affiliates' non-qualified pension plans in the event that the affiliate is unable to make such payment. This guarantee is unfunded, unsecured and revocable by the parties to the agreement and under certain other conditions. The Company has recorded no impact to the financial condition of the Company relating to these guarantees.

     The Company is contingently liable under state regulatory requirements for possible assessments pertaining to future insolvencies and impairments of unaffiliated insurance companies. The Company records a liability for future guaranty fund assessments based upon known insolvencies, according to data received from the National Organization of Life and Health Insurance Guaranty Association. At December 31, 2003 and 2002 the amount was immaterial to the financial statements. An asset is recorded for the amount of guaranty fund assessments paid, which can be recovered through future premium tax credits. This asset was $1,913,000 and $2,377,000 for the periods ending December 31, 2003 and 2002, respectively. These assets are being amortized over a five-year period.

     The Company has provided guarantees to certain states to provide additional capital contributions to affiliated insurance companies to maintain capital and surplus amounts at the greater of financial admission requirements and risk-based capital requirements.

(17) Statutory Financial Data

     The Company also prepares financial statements according to statutory accounting practices prescribed or permitted by the Department of Commerce for purposes of filing with the Department of Commerce, the National Association of Insurance Commissioners (NAIC) and states in which the Company is licensed to do business. Statutory accounting practices focus primarily on solvency and surplus adequacy.

                                                                     (Continued)

                MINNESOTA LIFE INSURANCE COMPANY AND SUBSIDIARIES

     The significant differences that exist between statutory and GAAP accounting, and their effects are illustrated below:

                                                         Year ended December
                                                     --------------------------
                                                         2003          2002
                                                     ------------  ------------
in thousands
------------
Statutory capital and surplus                        $  1,168,753  $    961,239
Adjustments:
   Deferred policy acquisition costs                      636,179       570,264
   Net unrealized investment gains                        351,806       368,495
   Adjustment to reserves                                 (47,221)      (54,290)
   Statutory asset valuation reserve                      205,298       251,505
   Statutory interest maintenance reserve                  14,181        12,731
   Premiums and fees deferred or receivable               (35,687)      (48,756)
   Change in reserve basis                                124,117       121,770
   Deferred reinsurance gain                              (51,070)      (55,143)
   Separate accounts                                      (30,847)      (28,214)
   Unearned policy and contract fees                     (138,449)     (128,690)
   Surplus notes                                         (125,000)     (125,000)
   Net deferred income taxes                             (338,228)     (324,356)
   Pension benefit liabilities                            (30,907)      (18,533)
   Non-admitted assets                                    250,105       280,851
   Policyholder dividends                                  62,497        64,659
   Other                                                    1,425         4,732
                                                     ------------  ------------
Stockholder's equity as reported in the
 accompanying consolidated financial statements      $  2,016,952  $  1,853,264
                                                     ============  ============

     The significant differences that exist between statutory and GAAP accounting, and their effects are illustrated below:

                                                   As of December 31
                                       ----------------------------------------
                                           2003          2002          2001
                                       ------------  ------------  ------------
in thousands
------------
Statutory net income (loss)            $     11,638  $     (9,814) $     47,505
Adjustments:
   Deferred policy acquisition costs         42,482       (19,156)       13,716
   Statutory interest maintenance
    reserve                                   1,450         5,470        (1,138)
   Premiums and fees deferred or
    receivable                               13,817         1,611       (10,213)
   Change in reserve basis                     (746)       (2,797)       (2,180)
   Separate accounts                         (2,162)       10,913         9,971
   Deferred reinsurance gain                 (3,409)      (12,847)       (2,394)
   Unearned policy and contract fees         (7,617)        1,600        (1,845)
   Realized gains (losses)                   (5,642)      (10,012)        1,586
   Net deferred income taxes                  4,268        23,524         3,928
   Policyholder dividends                    (2,162)       (1,168)         (714)
   Pension benefits                            (682)        7,472        16,605
   Other                                     (6,790)        8,960        (4,399)
                                       ------------  ------------  ------------
Net income as reported in the
 accompanying consolidated financial
 statements                            $     44,445  $      3,756  $     70,428
                                       ============  ============  ============

                                                                     (Continued)

                MINNESOTA LIFE INSURANCE COMPANY AND SUBSIDIARIES
 Schedule I - Summary of Investments - Other than Investments in Related Parties
                                December 31, 2003
                                 (In thousands)

                                                                                   As shown
                                                                                    on the
                                                                                 consolidated
                                                                      Market        balance
Type of investment                                     Cost (3)       Value        sheet (1)
                                                     ------------  ------------  ------------
Fixed maturity securities
   United States government and government
    agencies and authorities                         $     59,674  $     59,620  $     59,620
   Foreign governments                                      1,467         1,594         1,594
   Public utilities                                       322,562       349,134       349,134
   Asset-backed securities                                661,465       672,763       672,763
   Mortgage-backed securities                           1,287,137     1,352,728     1,352,728
   All other corporate fixed maturity securities        2,315,127     2,505,439     2,505,439
                                                     ------------  ------------  ------------
      Total fixed maturity securities                   4,647,432     4,941,278     4,941,278
                                                     ------------  ------------  ------------
Equity securities:
   Common stocks:
      Public utilities                                      3,059         3,398         3,398
      Banks, trusts and insurance companies               114,265       135,660       135,660
      Industrial, miscellaneous and all other             454,543       528,674       528,674
   Nonredeemable preferred stocks                           8,628         8,666         8,666
                                                     ------------  ------------  ------------
      Total equity securities                             580,495       676,398       676,398
                                                     ------------  ------------  ------------
Mortgage loans on real estate                             773,479        xxxxxx       773,479
Real estate (2)                                             1,830        xxxxxx         1,830
Policy loans                                              263,508        xxxxxx       263,508
Other investments                                         297,436        xxxxxx       297,436
Private equity investments                                236,197        xxxxxx       222,200
Fixed maturity securities on loan                       1,304,233        xxxxxx     1,361,128
Equity securities on loan                                  52,100        xxxxxx        68,771
                                                     ------------  ------------  ------------
      Total                                             2,928,783            --     2,988,352
                                                     ------------  ------------  ------------
Total investments                                    $  8,156,710  $  5,617,676  $  8,606,028
                                                     ============  ============  ============

(1) Fair value for common stocks and fixed maturity securities classified as available-for-sale.
(2) The carrying value of real estate acquired in satisfaction of indebtedness is $ -0-.
(3) Original cost for equity securities and original cost reduced by repayments and adjusted for amortization of premiums or accrual of discounts for fixed maturity securities and other investments

See independent auditors' report.

                MINNESOTA LIFE INSURANCE COMPANY AND SUBSIDIARIES
               Schedule III - Supplementary Insurance Information
                                 (In thousands)

                                                          As of December 31,
                                      ----------------------------------------------------------
                                                    Future policy
                                        Deferred       benefits                     Other policy
                                         policy     losses, claims                   claims and
                                      acquisition   and settlement     Unearned       benefits
              Segment                    costs       expenses (1)    premiums (2)      payable
-----------------------------------   -----------   --------------   ------------   ------------
2003:
   Life insurance                     $   464,087   $    2,690,654   $    168,868   $    140,799
   Accident and health insurance           70,299          663,495         30,871         19,775
   Annuity                                102,089        3,386,782             28            113
                                      -----------   --------------   ------------   ------------
                                      $   636,475   $    6,740,931   $    199,767   $    160,687
                                      ===========   ==============   ============   ============
2002:
   Life insurance                     $   421,265   $    2,605,553   $    156,832   $    111,576
   Accident and health insurance           78,588          638,288         34,418         19,349
   Annuity                                 70,885        3,155,822             27            196
   Property and liability insurance            --               25             --             --
                                      -----------   --------------   ------------   ------------
                                      $   570,738   $    6,399,688   $    191,277   $    131,121
                                      ===========   ==============   ============   ============
2001:
   Life insurance                     $   498,233   $    2,563,749   $    171,174   $    113,351
   Accident and health insurance           87,059          615,020         38,052         19,103
   Annuity                                 98,047        2,942,241             29          1,466
   Property and liability insurance            --               38             --             --
                                      -----------   --------------   ------------   ------------
                                      $   683,339   $    6,121,048   $    209,255   $    133,920
                                      ===========   ==============   ============   ============


                                                                For the years ended December 31,
                                      -------------------------------------------------------------------------------------
                                                                                   Amortization
                                                                     Benefits,     of deferred
                                                        Net       claims, losses      policy         Other
                                        Premium      investment   and settlement    acquisition    operating     Premiums
              Segment                 revenue (3)     income       expenses (5)        costs        expenses    written (4)
-----------------------------------   -----------   -----------   --------------   ------------   -----------   -----------
2003:
   Life insurance                     $ 1,122,503   $   240,777   $    1,024,443   $    127,528   $   358,477   $        --
   Accident and health insurance          131,057        10,711           57,919         19,214        81,840            --
   Annuity                                103,386       214,370          198,077         19,396       108,962            --
                                      -----------   -----------   --------------   ------------   -----------   -----------
                                      $ 1,356,946   $   465,858   $    1,280,439   $    166,138   $   549,279   $        --
                                      ===========   ===========   ==============   ============   ===========   ===========
2002:
   Life insurance                     $ 1,009,836   $   260,686   $      883,852   $    147,235   $   347,838   $        --
   Accident and health insurance          131,835        12,494           60,459         20,511        98,679            --
   Annuity                                106,807       225,704          213,817         20,916        88,540            --
   Property and liability insurance            --           219              (18)            --            40            --
                                      -----------   -----------   --------------   ------------   -----------   -----------
                                      $ 1,248,478   $   499,103   $    1,158,110   $    188,662   $   535,097   $        --
                                      ===========   ===========   ==============   ============   ===========   ===========
2001:
   Life insurance                     $   918,901   $   288,841   $      817,054   $    136,512   $   463,715   $        --
   Accident and health insurance          136,637        12,823           53,611         13,170       106,770            --
   Annuity                                 92,192       225,200          193,772         21,898        90,793            --
   Property and liability insurance            --           471              (19)            --           204            --
                                      -----------   -----------   --------------   ------------   -----------   -----------
                                      $ 1,147,730   $   527,335   $    1,064,418   $    171,580   $   661,482   $        --
                                      ===========   ===========   ==============   ============   ===========   ===========

(1)  Includes policy and contract account balances
(2)  Includes unearned policy and contract fees
(3)  Includes policy and contract fees
(4)  Applies only to property and liability insurance
(5)  Includes policyholder dividends

See independent auditors' report.

                MINNESOTA LIFE INSURANCE COMPANY AND SUBSIDIARIES
                            Schedule IV - Reinsurance
                  Years ended December 31, 2003, 2002 and 2001
                                 (In thousands)

                                                                                                        Percentage
                                                           Ceded to     Assumed from                    of amount
                                                            other          other                         assumed
                                         Gross amount     companies      companies      Net amount        to net
                                         -------------   ------------   ------------   -------------   ------------
2003: Life insurance in force            $ 302,107,783   $ 38,521,130   $ 90,958,405   $ 354,545,058           25.7%
                                         =============   ============   ============   =============
   Premiums:
      Life insurance                     $     657,074   $     34,690   $    221,237   $     843,621           26.2%
      Accident and health insurance            199,512         69,164            705         131,053            0.5%
      Annuity                                   30,603             --             --          30,603             --
                                         -------------   ------------   ------------   -------------
         Total premiums                  $     887,189   $    103,854   $    221,942   $   1,005,277           22.1%
                                         =============   ============   ============   =============
2002: Life insurance in force            $ 266,335,791   $ 35,836,486   $ 76,101,905   $ 306,601,210           24.8%
                                         =============   ============   ============   =============
   Premiums:
      Life insurance                     $     566,342   $     25,262   $    180,539   $     721,619           25.0%
      Accident and health insurance            200,610         74,838            934         126,706            0.7%
      Annuity                                   40,164             --             --          40,164             --
                                         -------------   ------------   ------------   -------------
         Total premiums                  $     807,116   $    100,100   $    181,473   $     888,489           20.4%
                                         =============   ============   ============   =============
2001: Life insurance in force            $ 233,303,591   $ 28,244,100   $ 63,354,138   $ 268,413,629           23.6%
                                         =============   ============   ============   =============
   Premiums:
      Life insurance                     $     530,352   $     30,128   $    138,774   $     638,998           21.7%
      Accident and health insurance            208,520         78,212          1,047         131,355            0.8%
      Annuity                                   23,004             --             --          23,004             --
      Property and liability insurance               1            483            482              --             --
                                         -------------   ------------   ------------   -------------
         Total premiums                  $     761,877   $    108,823   $    140,303   $     793,357           17.7%
                                         =============   ============   ============   =============

See independent auditors' report.